August 31, 1999

Semi-Annual Report

                                             Asset Allocation Fund
                                                   Bond Index Fund
                                                LifePath 2000 Fund(R)
                                                LifePath 2010 Fund(R)
                                                LifePath 2020 Fund(R)
                                                LifePath 2030 Fund(R)
                                                LifePath 2040 Fund(R)
                                                 Money Market Fund
                                                S&P 500 Stock Fund
                                       US Treasury Allocation Fund

                          Advised by Barclays Global Fund Advisors
                          Sponsored and distributed by Stephens Inc., Member NYSE/SIPC

                    Barclay's Global Investors Funds, Inc.

Table of Contents

To Our Shareholders.....................................................     1
Barclays Global Investors Funds Market Overview.........................     2
Managers' Discussion and Analysis.......................................     4

BARCLAYS GLOBAL INVESTORS FUNDS

  Statements of Assets and Liabilities..................................    16
  Statements of Operations..............................................    20
  Statements of Changes in Net Assets...................................    24
  Financial Highlights..................................................    32
  Notes to the Financial Statements.....................................    42

MASTER INVESTMENT PORTFOLIO PORTFOLIOS OF INVESTMENTS

  Asset Allocation Master Portfolio.....................................    47
  Bond Index Master Portfolio...........................................    66
  LifePath Master Portfolios............................................    76
  Money Market Master Portfolio.........................................   158
  S&P 500 Index Master Portfolio........................................   160
  U.S. Treasury Allocation Master Portfolio.............................   178

MASTER INVESTMENT PORTFOLIO

  Statements of Assets and Liabilities..................................   180
  Statements of Operations..............................................   184
  Statements of Changes in Net Assets...................................   188
  Notes to the Financial Statements.....................................   195

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

To Our Shareholders

    The first six months of the fiscal year ended August 31, 1999. Highlights from this period include:

    . The MasterWorks(R) mutual funds were renamed the Barclays Global Investors
      Funds on July 1, 1999. The name change does not affect the Funds' strategies, ownership, or investment objectives, and you can still find daily prices in print and online.

    . The U.S. Treasury Allocation Fund prepared to merge with the Bond Index
      Fund. (Upon shareholder approval, the merger will occur on October 29, 1999.)

    . The Dow Jones Industrial Average, which measures the value of 30 actively traded, well-established U.S. companies, surpassed 10,000 points for the first time in its 104-year history on March 16, 1999.

    . The U.S. bond market, which had experienced tremendous growth in the fiscal year that ended February 28, 1999, slowed considerably as indicators of a strong U.S. economy reached record levels.

    . The Federal Reserve Board raised short-term interest rates twice between February 28, 1999, and August 31, 1999.

    As you read through this report and review the performance of the funds in your portfolio, we encourage you to keep long-term goals in mind when making investment decisions. While one fund's recent performance may be better than another's, it is important to remember that past performance is no guarantee of future results. Even as market conditions change, you should maintain your investment strategy as long as it remains appropriate for your short- or long-term objectives. One trait many successful investors share is the ability to stay focused on their personal financial goals while ignoring temporary market swings.

    The Barclays Global Investors Funds offer a simple, cost-effective way for you to invest in your future. We trust that the funds are fulfilling your expectations, and will continue to do so. We appreciate your confidence and look forward to continuing to help you meet your investment goals.

Barclays Global Investors Family of Funds                            August 1999

Barclays Global Investors Funds Market Overview
Six-Month Period Ended August 31, 1999

U.S. Equity Markets

    The large-cap U.S. equity market was off to a robust start at the beginning of the fiscal year. The Dow Jones Industrial Average broke the 10,000-point barrier on March 16 and closed above 10,000 points for the first time in history on March 29. Strong performance was concentrated among the largest stocks in the S&P 500 Index and the Russell 1000 Index.

    High U.S. equity market returns could be traced to the health of the U.S. economy, the solid performance of many Internet or "dot.com" stocks, and the new role of the individual investor. These factors helped propel the Dow toward the 11,000-point mark in the first quarter of the fiscal year.

    There was some speculation among investors that beneath positive reports about the U.S. economy lay the potential for inflation by the end of the first quarter of the fiscal year. Concern that the Federal Reserve Board would raise interest rates and choke off a major source of buoyancy for the equity market slowed trading activity briefly. The slow down did not last long, though; the S&P 500 Index was up again in the beginning of the second quarter of the fiscal year. Indications that foreign economies were on their way to recovery after more than a year of turmoil pushed U.S. stock prices even higher in June.

    There was little movement in the equity markets during July and August. Low trading volumes were due in large part to investor anxiety about short-term interest rate increases.

    By the close of the first half of the fiscal year on August 31, 1999, each of the three major U.S. equity indices had a favorable return. The S&P 500 Index returned 7.32%, the S&P MidCap Index returned 10.93%, and the Russell 2000 Index returned 9.88%.

U.S. Fixed Income Markets

    When fiscal year 1999 began, the U.S. had the lowest unemployment level since 1970, the country was in the midst of the longest peacetime economic expansion in U.S. history, and the global financial turmoil that had defined the previous 20 months appeared to be lessening. Investors moved away from bonds and into equities, causing the bond market to tumble early in the first quarter.

    Interest rates rose higher as investors grew concerned that the strength of the U.S. economy would lead to higher inflation. Yields on 30-year Treasury bonds increased 0.5% to just under 6.10% during the first half of the fiscal year, and yields of intermediate-term securities rose even more during this period.

Barclays Global Investors Funds Market Overview

    On June 30, the Federal Reserve Board raised the federal funds rate from 4.75% to 5.0%, citing improved global financial conditions, recovering foreign economies, and a robust domestic economy. Chairman Alan Greenspan's warning in July that the Fed may have to act "promptly and forcefully" to prevent inflation drove bond market returns even lower.

    Favorable quarterly earnings reports from many companies in July heightened investors' worries over the possibility of increased interest rates at the end of the second quarter of the fiscal year. Their fears were realized on August 24 when the Federal Reserve Board increased the federal funds rate to 5.25%. At the end of the first half of the fiscal year, a slow down in the U.S. economy had become apparent, but it did nothing to lessen investor anxiety about inflation. By August 31, 1999, the Lehman Brothers Government/Corporate Bond Index had returned -0.96% for the first two quarters of the fiscal year.

International Equity Markets

    The first quarter of fiscal year 1999 witnessed extensive merger and acquisition activity in Europe. In Italy, Olivetti launched a hostile bid for control of Telecom Italia, and France's Renault acquired a 37% stake in Japan-based Nissan. By the end of the first fiscal quarter, Olivetti had acquired more than 50% of Telecom Italia and Repsol, a Spanish oil company, had become the eighth largest oil company in the world by buying Argentine oil company YPF -- that country's largest company.

    Merger and acquisition activity aside, European markets were a major disappointment to investors in the first half of fiscal year 1999, despite an International Monetary Fund report that said the world economy was no longer "in a state of crisis." Fortunately, by the end of the second fiscal quarter European markets appeared to some analysts to be poised for a recovery, as business and consumer confidence levels rose for the 11-country Euro zone for first time since December 1998.

    Investment in Japanese equities rose in the first half of the fiscal year due to speculation that the country's economy had bottomed out and therefore presented excellent buying opportunities. Attraction to Japanese equities also increased after the government implemented banking reform measures and many companies underwent extensive restructuring. Though foreign investment in Japan remains high -- by the end of the second fiscal quarter the Morgan Stanley Capital International Japan Index had returned 33.83% -- many analysts seemed skeptical about whether that growth could be sustained over time.

    When the second quarter of the fiscal year closed on August 31, 1999, the Morgan Stanley Capital International Europe Australasia Far East (MSCI EAFE) Index had returned 10.40% for the first half of the fiscal year.

ASSET ALLOCATION FUND

                                         Average Annual
PERFORMANCE AS OF 8/31/99                  Total Return
-------------------------------------------------------
                           One Year              25.66%
                          Five Year              17.66%
               Since Inception Date
                   (7/2/93-8/31/99)              14.89%

Average annual total return represents the Asset Allocation Fund's average annual increase in value during the time periods noted above. These figures assume that dividends and capital gain distributions have been reinvested in the Fund at net asset value. The Fund's past performance is no guarantee of future results. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed.

A fund's "net asset value," or NAV, is the market value of one share of a fund. The Asset Allocation Fund's NAV increased from $14.07 on February 28, 1999, to $14.41 on August 31, 1999. (The NAVs are calculated after monthly income distributions.) "Net investment income" includes income from dividends and interest on the Fund's investments after management and administrative fees have been deducted. Cumulative dividends on net investment income were approximately $0.17 per share during this period. Of course, past performance is no guarantee of future results.

The Asset Allocation Fund invests in a changing mix of S&P 500 stocks, long-term U.S. Treasury bonds, and money market investments. The Fund attempts to improve on the markets' long-term risk-and-return tradeoff by shifting its investments among asset classes in response to changes in the investment environment.

The benchmark for the Asset Allocation Fund is composed of 60% of the return of the S&P 500 Index and 40% of the return of the Lehman Brothers 20+ Year Treasury Index. At the beginning of the fiscal year, the Fund was overweighted in equities: 80% of its assets were invested in large-cap stocks and 20% were invested in long-term government bonds. The Fund decreased its equity allocation by 5% in each of the first four months of the fiscal year, reaching its benchmark allocation by the end of June.

The Fund's significant equity investment in the last two quarters of fiscal year 1998 allowed investors to capture the gains of a strong equity market. Gradually decreasing its investment in this market locked in those gains and reduced the Fund's exposure to falling stock prices should speculation about a stock market drop become a reality.

Positive reports on jobs, manufacturing, and housing in the first half of the fiscal year indicated a healthy U.S. economy. These reports buoyed

MANAGERS' DISCUSSION AND ANALYSIS
an already strong stock market, but started the bond market on the slow but steady downward trend that defined its performance in the first two quarters of the fiscal year. Even the brief rally after the Federal Reserve Board announced the first of two interest rate increases on June 30 did not improve performance.

Fortunately for investors, the performance of the Fund's stock investments made up for the performance of its bond investments during the first half of the fiscal year. The Asset Allocation Fund had returned 3.59% by August 31, 1999, while the benchmark had returned only 2.73%.

The Asset Allocation Fund does not have its own investment adviser. It is organized as a "feeder" fund in a "master-feeder" structure. Instead of investing directly in the individual securities in the portfolio, the feeder fund, which is offered to the public, holds interests in the net assets of the Master Portfolio. It is the Master Portfolio that actually invests in the individual securities. References to "the fund" are to the feeder fund or the Master Portfolio. Barclays Global Fund Advisors advises the Master Portfolio. The Master Portfolio may accept investments from other feeder funds. Certain events involving other feeder funds, such as a substantial withdrawal, could affect the Master Portfolio.

BOND INDEX FUND

                                                Average Annual
PERFORMANCE AS OF 8/31/99                         Total Return
--------------------------------------------------------------
                                 One Year               -0.39%
                                Five Year                6.86%
     Since Inception Date (7/2/93-8/31/99)               5.47%

Average annual total return represents the Bond Index Fund's average annual increase in value during the time periods noted above. These figures assume that dividends have been reinvested in the Fund and capital gains have been distributed to shareholders at net asset value. The Fund's past performance is no guarantee of future results. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed.

A fund's "net asset value," or NAV, is the market value of one share of a fund. The Bond Index Fund's NAV decreased from $9.73 on February 28, 1999, to $9.31 on August 31, 1999. (The NAVs are calculated after monthly income distributions.) "Net investment income" includes income from dividends and interest on the Fund's investments after management and administrative fees have been deducted. Cumulative dividends on net investment income were approximately $0.30 per share during this period. Of course, past performance is no guarantee of future results.

The Bond Index Fund tracks the Lehman Brothers Government/ Corporate Bond Index. For the first half of the fiscal year, which ended on August 31, 1999, the Fund returned -1.25%, while the index returned -0.96% for the same period. The Fund's performance lagged slightly behind the performance of the index because the Fund was overweighted in higher-quality bonds when lower-quality bonds performed better.

The Fund attempts to invest the right proportion in each of the bond market sectors. At the beginning of the fiscal year, the Fund had invested 54% of its assets in U.S. Treasury bonds, 33% in corporate bonds, and 13% in U.S. agency securities.

The Federal Reserve Board increased the federal funds rate from 4.75% to 5.0% on June 30. Another 0.25% rate increase in August, combined with economic reports citing the longest peacetime expansion and the highest consumer confidence rating in history, increased investor anxiety about inflation. This concern resulted in lower bond prices and, ultimately, low returns for the Bond Index Fund.

The Bond Index Fund does not have its own investment adviser. It is organized as a "feeder" fund in a "master-feeder" structure. Instead of investing directly in the individual securities in the portfolio, the feeder fund, which is offered to the public, holds interests in the net assets of the Master Portfolio. It is the Master Portfolio that actually invests in the individual securities. References to "the Fund" are to the feeder fund or the Master Portfolio. Barclays Global Fund Advisors advises the Master Portfolio. The Master Portfolio may accept investments from other feeder funds. Certain events involving other feeder funds, such as a substantial withdrawal, could affect the Master Portfolio.

MANAGERS' DISCUSSION AND ANALYSIS

LifePath(R) Funds

                                                  Average Annual
PERFORMANCE AS OF 8/31/99                           Total Return
----------------------------------------------------------------
                                                 Since Inception
                                                            Date
Fund              One Year      Five Year       (3/1/94-8/31/99)
-------------     --------      ---------       ----------------
LifePath 2000        8.27%          8.61%                  8.19%
LifePath 2010       16.82%         13.26%                 12.81%
LifePath 2020       24.52%         16.47%                 16.06%
LifePath 2030       29.28%         18.77%                 18.35%
LifePath 2040       36.28%         20.99%                 20.80%

Average annual total returns represent the LifePath Funds' average annual increase in value during the time periods noted above. These figures assume that dividends have been reinvested in the Funds and capital gains have been distributed to shareholders at net asset value. The Funds' past performance is no guarantee of future results. The investment return and principal value of shares of the Funds will vary with changes in market conditions. Shares of the Funds may be worth more or less than their original cost when they are redeemed.

The Funds are successors to the assets of the institutional class of shares of the Stagecoach Trust LifePath Funds (the "predecessor funds"), which began operations on March 1, 1994. Performance information for the periods before March 26, 1996, the date the LifePath Funds began operations, reflects the performance of the predecessor funds.

The LifePath Funds' objective is growing assets while taking on the levels of risk that investors, on average, may be willing to accept given their investment time horizons. The Funds' strategies assume that the investor will begin to withdraw his or her investment in the decade included in the Fund's name. For example, investors in LifePath 2040 plan to withdraw their investments in 2040. Assets in this Fund, therefore, are invested almost entirely in stocks because investors can wait out the short-term ups and downs of the markets in return for greater potential rewards over the long term. By contrast, assets in the LifePath 2000 Fund are invested more conservatively in short-term, low-risk, low-return bonds and money market instruments.

The models used to manage the LifePath Funds' assets are "strategic" and "tactical."

Strategic asset allocation techniques affect 75% of the LifePath Funds' total asset allocation. The strategic model focuses on long-term asset allocation by comparing the potential risks and returns for each asset class based on the Funds' different time horizons and investors' shifting risk tolerances. As each Fund nears its target date, the asset allocation becomes more conservative, shifting to less risky investments -- such as short-term bonds or money market investments. Short-term volatility in the markets has only a small effect on a Fund's long-term strategic allocation. The progression to less risky assets is an ongoing process; 40 years from now, the asset allocation of the LifePath 2040 Fund will look very similar to the asset allocation of the LifePath 2000 Fund today.

Tactical asset allocation techniques affect 25% of the LifePath Funds' total asset allocation. The more conservative tactical approach shifts assets from long-term bonds to short-term bonds and money market investments as the Fund nears its target date; the more aggressive tactical approach shifts assets among stocks, bonds, and cash.

Assets in the LifePath Funds were allocated as follows on February 28, 1999:

                     U.S.     International      U.S.       Money
Fund               Equity            Equity     Bonds     Market*
----               ------     -------------     -----     -------
LifePath 2000         14%                6%       56%         24%
LifePath 2010         34%               11%       43%         12%
LifePath 2020         52%               15%       26%          7%
LifePath 2030         64%               19%       14%          3%
LifePath 2040         77%               21%        2%          0%

* The percentage of the Funds' assets that are invested in money market instruments is net of the Funds' other assets and liabilities.

All five LifePath Funds significantly outperformed their customized benchmarks in the first six months of fiscal year 1999. The strong performance of large-cap U.S. equities contributed to the success of the more aggressive funds, and the more conservative funds benefited from heavy investments in short-term U.S. Treasury bonds, which performed better than longer-term U.S. Treasury bonds during the first half of the fiscal year.

Large-cap U.S. equities had a positive effect on the performance of the LifePath 2030 and 2040 Funds. Exposure to better-performing small-and mid-cap U.S. equities, as well as international equities, helped the Funds outperform their customized benchmarks. The LifePath 2010 and 2020 Funds also benefited from the strong returns that characterized the U.S. equity market, but it was the Funds' investments in short-term U.S. Treasury bonds that really paid off during the first half of the fiscal year. The LifePath 2000 Fund's money market investments remained stable throughout the year, unaffected by the more substantial movement in the riskier asset classes.

MANAGERS' DISCUSSION AND ANALYSIS

Assets in the LifePath Funds were allocated as follows on August 31, 1999:

                     U.S.     International      U.S.       Money
Fund               Equity            Equity     Bonds     Market*
----               ------     -------------     -----     -------
LifePath 2000         15%                6%       61%         18%
LifePath 2010         32%               10%       52%          6%
LifePath 2020         51%               14%       31%          4%
LifePath 2030         62%               18%       17%          3%
LifePath 2040         74%               21%        4%          1%

* The percentage of the Funds' assets that are invested in money market instruments is net of the Funds' other assets and liabilities.

The LifePath Funds do not have their own investment adviser. They are organized as "feeder" funds in a "master-feeder" structure. Instead of investing directly in the individual securities in the portfolios, the feeder funds, which are offered to the public, hold interests in the net assets of the Master Portfolios. It is the Master Portfolios that actually invest in the individual securities. References to "the Fund" are to the feeder fund or the Master Portfolio. Barclays Global Fund Advisors advises the Master Portfolios. The Master Portfolios may accept investments from other feeder funds. Certain events involving other feeder funds, such as a substantial withdrawal, could affect the Master Portfolios.

Money Market Fund

PERFORMANCE AS OF 8/31/99               Seven-Day Yield
-------------------------------------------------------
                                                  4.83%

The seven-day yield is an annualized yield for the seven-day period ended
August 31, 1999. "Annualized yield" refers to the interest you would earn if you held a share of the Money Market Fund for one year; the yield is prorated if you hold a share of the Fund for a shorter period of time. The yield reflects fluctuations in interest rates on the Fund's investments and expenses for the Fund's administration and management.

A fund's "net asset value," or NAV, is the market value of one share of a fund. The Money Market Fund's NAV remained stable at $1.00 per share from February 28, 1999, to August 31, 1999. (The NAVs are calculated after monthly income distributions.) "Net investment income" includes income from dividends and interest on the Fund's investments after management and administrative fees have been deducted. Cumulative dividends on net investment income were approximately $0.02 per share during this period. Of course, past performance is no guarantee of future results.

The Money Market Fund invests in high-quality, short-term government and corporate debt. During the first two quarters of fiscal year 1999, the Fund extended the average maturity of investments in its portfolio by selectively buying higher-yielding six- and 12-month cash instruments. In addition to these longer-term money market investments, the Fund purchased floating-rate securities to take advantage of the changing interest-rate environment. These investments are more attractive when interest rates are rising: if interest rates increase, the investments pay more interest; if rates decrease, they pay less interest.

The performance of the Money Market Fund for the first six months of the fiscal year was driven by two factors: two interest-rate increases by the Federal Reserve Board and investor concern over Year 2000 technology problems.

Between February 28, 1999, and August 31, 1999, the Federal Reserve Board raised the short-term interest rate from 4.75% to 5.25%. There were many indicators of a strong U.S. economy: low unemployment, record-breaking housing sales, high consumer demand, and an extremely healthy automobile market. These signs increased demand for the relative stability of money market investments among investors anxious about the possibility of additional interest-rate hikes.

MANAGERS' DISCUSSION AND ANALYSIS

Higher demand for the liquidity that money market securities offer also drove prices up at the end of the second quarter of the fiscal year. Anticipating Year 2000 technology problems, many banks and short-term-security issuers started lining up their borrowing needs early.

The Fund's investment strategy worked well for the first half of the fiscal year. Performance lagged only slightly behind the performance of its benchmark -- three-month U.S. Treasury bills -- partially as a result of the administrative and management fees that are deducted from the total return.

The Money Market Fund does not have its own investment adviser. It is organized as a "feeder" fund in a "master-feeder" structure. Instead of investing directly in the individual securities in the portfolio, the feeder fund, which is offered to the public, holds interests in the net assets of the Master Portfolio. It is the Master Portfolio that actually invests in the individual securities. References to "the fund" are to the feeder fund or the Master Portfolio. Barclays Global Fund Advisors advises the Master Portfolio. The Master Portfolio may accept investments from other feeder funds. Certain events involving other feeder funds, such as a substantial withdrawal, could affect the Master Portfolio.

S&P 500 Stock Fund

                                         Average Annual
PERFORMANCE AS OF 8/31/99                  Total Return
-------------------------------------------------------
                           One Year              39.45%
                          Five Year              24.80%
               Since Inception Date
                   (7/2/93-8/31/99)              21.40%

Average annual total return represents the S&P 500 Stock Fund's average annual increase in value during the time periods noted above. These figures assume that dividends have been reinvested in the Fund and capital gains have been distributed to shareholders at net asset value. The Fund's past performance is no guarantee of future results. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed.

A fund's "net asset value," or NAV, is the market value of one share of a fund. The S&P 500 Stock Fund's NAV increased from $24.80 on February 28, 1999, to $26.41 on August 31, 1999. (The NAVs are calculated after monthly income distributions.) "Net investment income" includes income from dividends and interest on the Fund's investments after management and administrative fees have been deducted. Cumulative dividends on net investment income were approximately $0.17 per share during this period. Of course, past performance is no guarantee of future results.

The goal of the S&P 500 Stock Fund is to hold all of the stocks in -- and match as closely as possible the performance of -- the Standard & Poor's 500 Index. For the first six months of fiscal year 1999, the Fund returned 7.17%; the index returned 7.32%. The Fund's performance lagged slightly behind the performance of the index, partially as a result of the administrative and management fees that are deducted from the total return, and because a small percentage of the Fund's assets are invested in low-risk, low-return money market securities used to process transactions.

While the entire S&P 500 Fund returned 7.17% for the first half of the fiscal year, the 15 largest companies in the S&P 500 Index returned 14.9% during this period. Leading the charge were Microsoft, Intel, and IBM, which returned 22%, 40%, and 47%, respectively. America Online and Microsoft alone were responsible for one-third of the Index's return in March.

"Value" stocks are those of companies with higher current earnings. "Growth" stocks are those of companies that show greater long-term growth potential. Value and growth stocks were alternately in and out of favor throughout the first six months of the fiscal year, but their overall returns for this period were similar: value stocks returned 7.8% and growth stocks returned 6.9%.

MANAGERS' DISCUSSION AND ANALYSIS

In June, the Federal Reserve Board increased the short-term interest rate 0.25% and moved to a neutral view on future increases. The stock market responded well to the news. Large-cap stocks outpaced small-caps, and mid-caps lagged both groups, but each asset class performed well in June. June also saw the addition of specialty retailer Best Buy to the S&P 500 Index. Best Buy was one of the best performing stocks in the Index, returning 48% for the month.

Federal Reserve Board Chairman Alan Greenspan reported in July that the Fed had changed its view on interest rates again. The chairman warned of the potential rise in inflation that could result from a slow down in productivity improvements and a tightening of the labor market. He also reminded investors that, in accordance with a now well established policy, any signs that indicate the potential for inflation would compel the Fed to act "promptly and forcefully."

Investors analyzed economic news carefully in August; there was significantly less activity than in previous months among stocks in the S&P 500 Index. Prompted by the tightening of the job market and strong domestic demand, the Fed raised short-term interest rates by another 0.25%. The effect on the stock market was minimal, however, since investors had already been anticipating another rate increase.

The S&P 500 Index Fund does not have its own investment adviser. It is organized as a "feeder" fund in a "master-feeder" structure. Instead of investing directly in the individual securities in the portfolio, the feeder fund, which is offered to the public, holds interests in the net assets of the Master Portfolio. It is the Master Portfolio that actually invests in the individual securities. References to "the fund" are to the feeder fund or the Master Portfolio. Barclays Global Fund Advisors advises the Master Portfolio. The Master Portfolio may accept investments from other feeder funds. Certain events involving other feeder funds, such as a substantial withdrawal, could affect the Master Portfolio.

U.S. Treasury Allocation Fund

                                         Average Annual
PERFORMANCE AS OF 8/31/99                  Total Return
-------------------------------------------------------
                           One Year               1.48%
                          Five Year               6.02%
               Since Inception Date
                   (7/2/93-8/31/99)               4.89%

Average annual total return represents the U.S. Treasury Allocation Fund's average annual increase in value during the time periods noted above. These figures assume that dividends have been reinvested in the Fund and capital gains have been distributed to shareholders at net asset value. The Fund's past performance is no guarantee of future results. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed.

A fund's "net asset value," or NAV, is the market value of one share of a fund. The U.S. Treasury Allocation Fund's NAV decreased from $9.38 on February 28, 1999, to $9.15 on August 31, 1999. (The NAVs are calculated after monthly income distributions.) "Net investment income" includes income from dividends and interest on the Fund's investments after management and administrative fees have been deducted. Cumulative dividends on net investment income were approximately $0.27 per share during this period. Of course, past performance is no guarantee of future results.

The U.S. Treasury Allocation Fund invests in long-term U.S. Treasury bonds, intermediate-term U.S. Treasury notes, and short-term cash investments such as U.S. Treasury bills and a money market fund. The Fund shifts its investments among these three asset classes in response to measured changes in the investment environment.

When fiscal year 1999 began, the Fund had allocated 20% of its assets to bonds, 0% to notes, and 80% to cash or cash equivalents. Lower prices increased the attractiveness of intermediate-term notes in March, causing the Fund to rebalance to a 0%/60%/40% allocation. Intermediate-term notes continued to provide the best returns through the second quarter of the fiscal year.

MANAGERS' DISCUSSION AND ANALYSIS

Significant investments in short- and intermediate-term investments helped the Fund weather the bond market sell off in March and the two short-term interest rate increases in the second quarter. The Fund returned 0.38% for the first six months of fiscal year 1999, only slightly underperforming the 0.62% return of its benchmark, the Lehman Brothers Intermediate Government Bond Index. The Fund's performance was affected in part by the administrative and management fees that are deducted from the total return.

Upon shareholder approval, the U.S. Treasury Allocation Fund will merge with the Bond Index Fund on October 29, 1999.

The U.S. Treasury Allocation Fund does not have its own investment adviser. It is organized as a "feeder" fund in a "master-feeder" structure. Instead of investing directly in the individual securities in the portfolio, the feeder fund, which is offered to the public, holds interests in the net assets of the Master Portfolio. It is the Master Portfolio that actually invests in the individual securities. References to "the fund" are to the feeder fund or the Master Portfolio. Barclays Global Fund Advisors advises the Master Portfolio. The Master Portfolio may accept investments from other feeder funds. Certain events involving other feeder funds, such as a substantial withdrawal, could affect the Master Portfolio.

STATEMENTS OF ASSETS AND LIABILITIES
AUGUST 31, 1999 (Unaudited)

                                                      Asset             Bond
                                                 Allocation            Index
                                                       Fund             Fund
----------------------------------------------------------------------------
ASSETS
Investments:
In corresponding Master Portfolio, at
  market value (Note 1)                       $ 528,431,929    $ 117,865,283
Receivables:
  Prepaid expenses                                        0                0
Total Assets                                    528,431,929      117,865,283
Liabilities
Payables:
  Distribution to shareholders                    1,284,888          630,648
  Due to BGI and Stephens (Note 2)                  184,189           22,735
Total Liabilities                                 1,469,077          653,383
TOTAL NET ASSETS                                526,962,852      117,211,900
Net assets consist of:
  Paid-in capital                               369,220,342      123,444,856
  Undistributed net investment income                26,973            8,837
  Undistributed net realized gain (loss)
    on investments                               92,191,812          (83,355)
  Net unrealized appreciation
    (depreciation) of investments                65,523,725       (6,158,438)
TOTAL NET ASSETS                              $ 526,962,852    $ 117,211,900
COMPUTATION OF NET ASSET VALUE AND
  OFFERING PRICE PER SHARE
Net Assets                                    $ 526,962,852    $ 117,211,900
Shares outstanding                               36,570,011       12,587,291
Net asset value and offering price per
  share                                       $       14.41    $        9.31

----------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
AUGUST 31, 1999 (Unaudited)

        LifePath          LifePath           LifePath          LifePath
            2000              2010               2020              2030
            Fund              Fund               Fund              Fund
    -------------------------------------------------------------------
    $ 34,992,016     $ 101,144,761      $ 155,320,349      $ 87,292,399

               0                 0                  0                 0
      34,992,016       101,144,761        155,320,349        87,292,399


               0                 0                  0                 0
           7,360            26,293             43,447            24,235
           7,360            26,293             43,447            24,235
      34,984,656       101,118,468        155,276,902        87,268,164

      31,461,282        78,667,758        114,052,573        53,512,402
         219,803           482,806            494,702           185,237
       1,141,486         9,003,636         13,114,791        12,107,848

       2,162,085        12,964,268         27,614,836        21,462,677
    $ 34,984,656     $ 101,118,468      $ 155,276,902      $ 87,268,164


    $ 34,984,656     $ 101,118,468      $ 155,276,902      $ 87,268,164
       3,034,893         6,943,749          9,128,522         4,484,423
    $      11.53     $       14.56      $       17.01      $      19.46

    -------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
AUGUST 31, 1999 (Unaudited)

                                                                 LifePath
                                                                     2040
                                                                     Fund
-------------------------------------------------------------------------
ASSETS
Investments:
In corresponding Master Portfolio, at market value
     (Note 1)                                               $ 110,868,394
Receivables:
  Prepaid expenses                                                      0
Total Assets                                                  110,868,394
LIABILITIES
Payables:
  Distribution to shareholders                                          0
  Due to BGI and Stephens (Note 2)                                 25,506
Total Liabilities                                                  25,506
TOTAL NET ASSETS                                              110,842,888
Net assets consist of:
  Paid-in capital                                              62,264,594
  Undistributed net investment income                              95,002
  Undistributed net realized gain (loss) on investments        13,198,635
  Net unrealized appreciation (depreciation) of
    investments                                                35,284,657
TOTAL NET ASSETS                                            $ 110,842,888
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER
  SHARE
Net Assets                                                  $ 110,842,888
Shares outstanding                                              5,145,317
Net asset value and offering price per share                $       21.54

-------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
AUGUST 31, 1999 (Unaudited)

            Money                   S&P        U.S. Treasury
           Market             500 Stock           Allocation
             Fund                  Fund                 Fund
    --------------------------------------------------------
    $ 120,956,238       $ 2,674,203,023         $ 17,016,811

                0                     0               12,156
      120,956,238         2,674,203,023           17,028,967


          476,695                     0               92,206
           29,710               421,871                    0
          506,405               421,871               92,206
      120,449,833         2,673,781,152           16,936,761

      120,508,161         1,355,252,462           21,686,680
                0             6,139,745                2,398
          (58,328)          180,792,263           (4,618,041)

                0         1,131,596,682             (134,276)
    $ 120,449,833       $ 2,673,781,152         $ 16,936,761


    $ 120,449,833       $ 2,673,781,152         $ 16,936,761
      120,507,172           101,229,052            1,850,046
    $        1.00       $         26.41         $       9.15

    --------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED AUGUST 31, 1999 (Unaudited)

                                                        Asset            Bond
                                                   Allocation           Index
                                                         Fund            Fund
-----------------------------------------------------------------------------
NET INVESTMENT INCOME ALLOCATED FROM MASTER
  PORTFOLIO
  Dividends                                      $  2,648,993    $          0
  Interest                                          6,156,150       3,942,781
  Expenses                                         (1,048,096)        (49,644)
  Net Investment Income (Loss) Allocated From
    Master Portfolio                                7,757,047       3,893,137
EXPENSES (NOTE 2)
  Administration fees                               1,197,970          93,091
Total Expenses                                      1,197,970          93,091
NET INVESTMENT INCOME (LOSS)                        6,559,077       3,800,046
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS ALLOCATED FROM MASTER
  PORTFOLIOS
  Net realized gain (loss) on sale of
    investments                                    87,073,845        (342,564)
  Net realized gain (loss) on sale of futures
    contracts                                               0               0
  Net change in unrealized appreciation
    (depreciation) of investments                 (71,007,985)     (4,944,537)
  Net change in unrealized appreciation
    (depreciation) of futures contracts                     0               0
Net Gain (Loss) On Investments                     16,065,860      (5,287,101)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                      $ 22,624,937    $ (1,487,055)

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS--
FOR THE SIX MONTHS ENDED AUGUST 31, 1999 (Unaudited)

  Lifepath               Lifepath              Lifepath              Lifepath
      2000                   2010                  2020                  2030
      Fund                   Fund                  Fund                  Fund
------------------------------------------------------------------------------
$    80,443           $    452,580            $   884,582          $   736,675
    960,072              1,902,334              1,549,722              619,693
   (126,230)              (341,672)              (455,733)            (305,490)

    914,285              2,013,242              1,978,571            1,050,878

     91,954                248,741                331,409              222,489
     91,954                248,741                331,409              222,489
    822,331              1,764,501              1,647,162              828,389

    495,701              6,615,863             10,197,953           10,373,501
          0                      0                      0                    0

   (304,269)            (3,559,200)            (3,854,649)          (3,946,187)
          0                      0                      0                    0
    191,432              3,056,663              6,343,304            6,427,314

$ 1,013,763            $ 4,821,164            $ 7,990,466          $ 7,255,703

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED AUGUST 31, 1999 (Unaudited)

                                                                   Lifepath
                                                                       2040
                                                                       Fund
---------------------------------------------------------------------------
NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO
  Dividends                                                     $ 1,157,421
  Interest                                                          197,315
  Expenses                                                         (428,070)
  Net Investment Income (Loss) Allocated From Master
    Portfolio                                                       926,666
EXPENSES (NOTE 2)
  Administration fees                                               311,933
Total Expenses                                                      311,933
NET INVESTMENT INCOME (LOSS)                                        614,733
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED
  FROM MASTER PORTFOLIOS
  Net realized gain (loss) on sale of investments                11,864,211
  Net realized gain (loss) on sale of futures contracts                   0
  Net change in unrealized appreciation (depreciation) of
    investments                                                     662,994
  Net change in unrealized appreciation (depreciation) of
    futures contracts                                                     0
Net Gain (Loss) On Investments                                   12,527,205
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $13,141,938

---------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED AUGUST 31, 1999 (Unaudited)


     Money                          S&P                U.S. Treasury
    Market                    500 Stock                   Allocation
      Fund                         Fund                         Fund
--------------------------------------------------------------------
$        0                 $ 17,194,235                   $       0
 4,193,324                    3,777,562                     973,624
   (84,060)                    (691,424)                    (47,804)
 4,109,264                   20,280,373                     925,820

   289,882                    2,077,723                      63,705
   289,882                    2,077,723                      63,705
 3,819,382                   18,202,650                     862,115

     3,938                   67,514,706                    (912,722)
         0                   12,485,174                           0
         0                   85,480,386                     160,364
         0                   (2,951,608)                          0
     3,938                  162,528,658                    (752,358)

$3,823,320                 $180,731,308                   $ 109,757

--------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                         Asset Allocation Fund
                                              --------------------------------
                                                  For the Six          For the
                                                 Months Ended       Year Ended
                                              August 31, 1999     February 28,
                                                    Unaudited             1999
------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                  $   6,559,077    $  10,233,158
  Net realized gain (loss) on sale of
    investments                                    87,073,845       54,934,107
  Net change in unrealized appreciation
    (depreciation) of investments                 (71,007,985)      25,525,970
Net increase (decrease) in net assets
  resulting from operations                        22,624,937       90,693,235
Distributions to shareholders:
  From net investment income                       (6,547,824)     (10,229,071)
  From net realized gain on sale of
    investments                                             0      (58,094,782)
Capital share transactions:
  Proceeds from shares sold                        59,215,163      163,909,555
  Net asset value of shares issued in
    reinvestment of dividends and
    distributions                                   5,138,643       66,692,075
  Cost of shares redeemed                        (152,560,985)    (188,624,236)
Net increase (decrease) in net assets
  resulting from capital share
  transactions                                    (88,207,179)      41,977,394
Increase (Decrease) in Net Assets                 (72,130,066)      64,346,776
NET ASSETS:
Beginning net assets                              599,092,918      534,746,142
Ending net assets                               $ 526,962,852    $ 599,092,918
SHARES ISSUED AND REDEEMED:
  Shares sold                                       4,031,722       11,550,910
  Shares issued in reinvestment of
    dividends and distributions                       351,208        4,826,308
  Shares redeemed                                 (10,391,084)     (13,399,789)
Net increase (decrease) in shares
  outstanding                                      (6,008,154)       2,977,429

------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSESTS

                Bond Index Fund               LifePath 2000 Fund
-------------------------------   ------------------------------
    For the Six         For the       For the Six        For the
   Months Ended      Year Ended      Months Ended     Year Ended
August 31, 1999    February 28,   August 31, 1999   February 28,
      Unaudited            1999         Unaudited           1999
----------------------------------------------------------------
  $   3,800,046   $   6,528,751     $     822,331   $  1,793,365
       (342,564)        416,912           495,701      1,698,888

     (4,944,537)     (1,350,936)         (304,269)      (170,505)

     (1,487,055)      5,594,727         1,013,763      3,321,748

     (3,810,558)     (6,537,256)         (882,447)    (1,809,857)
              0               0                 0     (1,632,961)

     20,851,019      78,080,680        11,926,721     44,372,545


      3,159,229       6,494,980           876,147      3,420,944
    (28,233,573)    (50,676,715)      (29,230,877)   (45,122,536)


     (4,223,325)     33,898,945       (16,428,009)     2,670,953
     (9,520,938)     32,956,416       (16,296,693)     2,549,883

    126,732,838      93,776,422        51,281,349     48,731,466
  $ 117,211,900   $ 126,732,838     $  34,984,656   $ 51,281,349

      2,167,861       7,837,305         1,024,526      3,816,244

        330,618         656,638            75,595        295,053
     (2,932,677)     (5,111,552)       (2,512,774)    (3,879,872)
       (434,198)      3,382,391        (1,412,653)       231,425

----------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                            LifePath 2010 Fund
                                              --------------------------------
                                                  For the Six          For the
                                                 Months Ended       Year Ended
                                              August 31, 1999     February 28,
                                                    Unaudited             1999
------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                 $   1,764,501     $   3,349,082
  Net realized gain (loss) on sale of
    investments                                    6,615,863         6,309,110
  Net change in unrealized appreciation
    (depreciation) of investments                 (3,559,200)        2,184,738
Net increase (decrease) in net assets
  resulting from operations                        4,821,164        11,842,930
Distributions to shareholders:
  From net investment income                      (1,878,504)       (3,245,688)
  From net realized gain on sale of
    investments                                            0        (5,426,869)
Capital share transactions:
  Proceeds from shares sold                       21,423,043        73,827,903
  Net asset value of shares issued in
    reinvestment of dividends and
    distributions                                  1,854,691         8,568,968
  Cost of shares redeemed                        (57,899,686)      (65,205,094)
Net increase (decrease) in net assets
  resulting from capital share
  transactions                                   (34,621,952)       17,191,777
Increase (Decrease) in Net Assets                (31,679,292)       20,362,150
NET ASSETS:
Beginning net assets                             132,797,760       112,435,610
Ending net assets                              $ 101,118,468     $ 132,797,760
SHARES ISSUED AND REDEEMED:
  Shares sold                                      1,458,222         5,194,348
  Shares issued in reinvestment of
    dividends and distributions                      126,800           604,498
  Shares redeemed                                 (3,931,319)       (4,595,128)
Net increase (decrease) in shares
  outstanding                                     (2,346,297)        1,203,718

------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

             LifePath 2020 Fund                LifePath 2030 Fund
-------------------------------   -------------------------------
    For the Six         For the       For the Six         For the
   Months Ended      Year Ended      Months Ended      Year Ended
August 31, 1999    February 28,   August 31, 1999    February 28,
      Unaudited            1999         Unaudited            1999
-----------------------------------------------------------------
  $   1,647,162   $   2,973,568     $     828,389   $   1,418,631
     10,197,953       9,614,004        10,373,501       5,933,730

     (3,854,649)      4,629,482        (3,946,187)      5,860,041

      7,990,466      17,217,054         7,255,703      13,212,402

     (1,580,053)     (2,978,200)         (826,085)     (1,417,840)
              0      (8,769,910)                0      (5,160,220)

     54,557,924      67,339,663        25,918,290      56,355,321


      1,566,251      11,647,048           816,661       6,505,176
    (73,388,128)    (66,522,416)      (62,625,758)    (48,074,692)


    (17,263,953)     12,464,295       (35,890,807)     14,785,805
    (10,853,540)     17,933,239       (29,461,189)     21,420,147

    166,130,442     148,197,203       116,729,353      95,309,206
  $ 155,276,902   $ 166,130,442     $  87,268,164   $ 116,729,353

      3,147,882       4,154,258         1,320,293       3,124,879

         91,711         724,566            41,622         362,006
     (4,254,879)     (4,159,232)       (3,162,969)     (2,682,069)
     (1,015,286)        719,592        (1,801,054)        804,816

-----------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                              LifePath 2040 Fund
                                                 -------------------------------
                                                     For the Six         For the
                                                    Months Ended      Year Ended
                                                 August 31, 1999    February 28,
                                                       Unaudited            1999
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                   $     614,733     $   1,043,692
  Net realized gain (loss) on sale of
    investments                                     11,864,211         8,891,692
  Net change in unrealized appreciation
    (depreciation) of investments                      662,994         9,602,658
Net increase (decrease) in net assets
    resulting from operations                       13,141,938        19,538,042
Distributions to shareholders:
  From net investment income                          (618,517)       (1,057,777)
  From net realized gain on sale of
    investments                                              0        (8,814,742)
Capital share transactions:
  Proceeds from shares sold                         40,920,786       112,055,069
  Net asset value of shares issued in
    reinvestment of dividends and
    distributions                                      607,325         9,691,788
  Cost of shares redeemed                         (107,092,080)      (94,130,285)
Net increase (decrease) in net assets
  resulting from capital share transactions        (65,563,969)       27,616,572
Increase (decrease) in net assets                  (53,040,548)       37,282,095
NET ASSETS:
Beginning net assets                               163,883,436       126,601,341
Ending net assets                                $ 110,842,888     $ 163,883,436
SHARES ISSUED AND REDEEMED:
  Shares sold                                        1,898,512         5,707,846
  Shares issued in reinvestment of
    dividends and distributions                         27,813           498,483
  Shares redeemed                                   (4,874,499)       (4,856,678)
Net increase (decrease) in shares
  outstanding                                       (2,948,174)        1,349,651
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                  Money Market Fund                         S&P 500 Index Fund
-----------------------------------        -----------------------------------
    For the Six             For the            For the Six             For the
   Months Ended          Year Ended           Months Ended          Year Ended
August 31, 1999        February 28,        August 31, 1999        February 28,
      Unaudited                1999              Unaudited                1999
------------------------------------------------------------------------------
$     3,819,382       $   9,043,936        $    18,202,650     $    34,062,094
          3,938                   0             79,999,880         177,407,624

              0                   0             82,528,778         202,382,736

      3,823,320           9,043,936            180,731,308         413,852,454

     (3,819,382)         (9,043,936)           (17,283,634)        (34,259,853)
              0                   0                      0        (116,355,328)

     86,546,650         240,959,138            452,932,376       1,128,532,649

      3,305,082           8,796,812             17,159,628         149,487,247
   (174,017,454)       (225,467,337)          (503,214,880)     (1,290,233,516)

    (84,165,722)         24,288,613            (33,122,876)        (12,213,620)
    (84,161,784)         24,288,613            130,324,798         251,023,653

    204,611,617         180,323,004          2,543,456,354       2,292,432,701
$   120,449,833       $ 204,611,617        $ 2,673,781,152     $ 2,543,456,354

     86,546,156         240,959,138             17,008,824          48,280,596

      3,305,082           8,796,812                645,900           6,314,659
   (174,017,454)       (225,467,337)           (19,004,410)        (55,820,972)
    (84,166,216)         24,288,613             (1,349,686)         (1,225,717)
------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                          U.S. Treasury Allocation Fund
                                                     ----------------------------------
                                                         For the Six            For the
                                                        Months Ended         Year Ended
                                                     August 31, 1999       February 28,
                                                           Unaudited               1999
---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                         $     862,115       $  1,996,320
  Net realized gain (loss) on sale of investments           (912,722)           450,904
  Net change in unrealized appreciation
    (depreciation) of investments                            160,364           (417,682)
Net increase (decrease) in net assets resulting
  from operations                                            109,757          2,029,542
Distributions to shareholders:
  From net investment income                                (863,497)        (2,003,524)
  From net realized gain on sale of investments                    0                  0
Capital share transactions:
  Proceeds from shares sold                                3,723,584         24,648,366
  Net asset value of shares issued in
    reinvestment of dividends and distributions              755,279          1,962,950
  Cost of shares redeemed                                (22,126,557)       (38,540,057)
Net increase (decrease) in net assets resulting
  from capital share transactions                        (17,647,694)       (11,928,741)
Increase (Decrease) in Net Assets                        (18,401,434)       (11,902,723)
NET ASSETS:
Beginning net assets                                      35,338,195         47,240,918
Ending net assets                                      $  16,936,761       $ 35,338,195
SHARES ISSUED AND REDEEMED:
  Shares sold                                                399,385          2,604,266
  Shares issued in reinvestment of dividends and
    distributions                                             81,527            207,990
  Shares redeemed                                         (2,399,719)        (4,069,367)
Net increase (decrease) in shares outstanding             (1,918,807)        (1,257,111)
---------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                     (THIS PAGE INTENTIONALLY LEFT BLANK)

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period is as follows:

                                                                                                   Asset Allocation Fund
                                            ----------------------------------------------------------------------------
                                                  Six
                                                Months
                                                 Ended          Year         Year         Year         Year         Year
                                              Aug. 31,         Ended        Ended        Ended        Ended        Ended
                                                  1999      Feb. 28,     Feb. 28,     Feb. 28,     Feb. 29,     Feb. 28,
                                            (Unaudited)         1999         1998         1997         1996         1995
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of
  period                                      $  14.07      $  13.50     $  12.12     $  11.83     $   9.93     $  10.19
Income from investment
  Operations:
  Net investment income (loss)                    0.17          0.26         0.44         0.47         0.40         0.44
  Net realized and unrealized
     gain (loss) on investments                   0.34          2.07         2.68         1.02         1.90        (0.14)
Total from investment operations                  0.51          2.33         3.12         1.49         2.30         0.30
Less Distributions:
  From net investment income                     (0.17)        (0.26)       (0.44)       (0.47)       (0.40)       (0.44)
  From net realized gains                         0.00         (1.50)       (1.30)       (0.73)        0.00        (0.12)
Total distributions                              (0.17)        (1.76)       (1.74)       (1.20)       (0.40)       (0.56)
Net Asset Value, end of period                $  14.41      $  14.07     $  13.50     $  12.12     $  11.83     $   9.93
Total Return (not annualized)                     3.59%        17.83%       27.10%       13.09%       23.54%        3.28%
Ratios/supplemental data:
  Net Assets, end of period (000)             $526,963      $599,093     $534,746     $431,585     $397,930     $293,696
  Number of shares outstanding,
     end of period (000)                        36,570        42,578       39,601       35,613       33,634       29,585
Ratios to average net assets:+
  Ratio of expenses to average
     net assets(1)                              0.75%         0.75%        0.75%        0.75%        0.75%        0.75%
  Ratio of net investment income
     (loss) to average net assets(2)            2.19%         1.84%        3.37%        3.95%        3.62%        4.62%
Portfolio turnover++                                30%           33%          57%          43%          40%          24%*
---------------------------------------------------------------------------------------------------------------------------
(1)  Ratio of expenses to average
     net assets prior to waived fees
     and reimbursed expenses                       N/A           N/A          N/A          N/A          N/A         0.76%
(2)  Ratio of net investment income
     (loss) to average net assets
     prior to waived fees and
     reimbursed expenses                           N/A           N/A          N/A          N/A          N/A         4.61%
------------------------------------------------------------------------------------------------------------------------

* This rate is for the period March 1, 1994 to May 25, 1994. As of May 26, 1994 the Funds (except for the Money Market Fund) invest all of their assets in the corresponding Master Portfolio. Portfolio turnover after May 26, 1994 is reported by the Master Portfolio.

+ Annualized for periods of less than one year. These ratios include expenses charged to the corresponding Master Portfolio.

++ Represents the Portfolio turnover of each Fund's corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

                                                            Bond Index Fund
----------------------------------------------------------------------------
        Six
     Months
      Ended         Year         Year         Year         Year         Year
   Aug. 31,        Ended        Ended        Ended        Ended        Ended
       1999     Feb. 28,     Feb. 28,     Feb. 28,     Feb. 29,     Feb. 28,
(Unaudited)         1999         1998         1997         1996         1995
----------------------------------------------------------------------------
   $   9.73     $   9.73      $  9.43     $   9.66      $  9.20      $  9.76

       0.30         0.60         0.64         0.63         0.64         0.64

      (0.42)        0.00         0.30        (0.23)        0.46        (0.56)
      (0.12)        0.60         0.94         0.40         1.10         0.08

      (0.30)       (0.60)       (0.64)       (0.63)       (0.64)       (0.64)
       0.00         0.00         0.00         0.00         0.00         0.00
      (0.30)       (0.60)       (0.64)       (0.63)       (0.64)       (0.64)
   $   9.31     $   9.73      $  9.73     $   9.43      $  9.66      $  9.20
      (1.25)%       6.24%       10.36%        4.32%       12.17%        1.12%

   $117,212     $126,733      $93,776     $129,469      $58,090      $18,593

     12,587       13,021        9,639       13,736        6,016        2,020

       0.23%        0.23%        0.23%        0.23%        0.23%        0.23%

       6.13%        6.10%        6.66%        6.69%        6.67%        7.08%

        17%           28%          59%          39%          21%          14%*
----------------------------------------------------------------------------

       N/A           N/A          N/A         0.32%        0.53%        0.71%


       N/A           N/A          N/A         6.60%        6.37%        6.61%

----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period is as fOllows:

                                                                                    LifePath 2000 Fund
                                     -----------------------------------------------------------------
                                                                                           Period From
                                               Six                                       Mar. 26, 1996
                                      Months Ended                                       (Commencement
                                     Aug. 31, 1999      Year Ended      Year Ended   of Operations) to
                                       (Unaudited)   Feb. 28, 1999   Feb. 28, 1998       Feb. 28, 1997
------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of
  period                              $     11.53      $     11.56     $     10.97       $       10.55
Income from investment
  operations:
  Net investment income (loss)               0.22             0.42            0.46                0.39
  Net realized and unrealized
     gain (loss) on investments             (0.01)            0.34            0.85                0.35
Total from investment operations             0.21             0.76            1.31                0.74
Less distributions:
  From net investment income                (0.21)           (0.42)          (0.46)              (0.32)
  From net realized gains                    0.00            (0.37)          (0.26)               0.00
Total distributions                         (0.21)           (0.79)          (0.72)              (0.32)
Net Asset Value, end of period         $    11.53      $     11.53     $     11.56       $       10.97
Total return (not annualized)                1.82%            6.70%          12.32%               7.00%
Ratios/Supplemental data:
  Net Assets, end of period (000)      $   34,985      $    51,281     $    48,731       $      46,578
  Number of shares outstanding,
     end of period (000)                    3,035            4,448           4,216               4,245
Ratios to average net assets:+
  Ratio of expenses to
     average net assets(1)                 0.95%            0.95%           0.95%               0.95%
  Ratio of net investment
     income (loss) to average
     net assets(2)                         3.59%            3.55%           4.06%               4.21%
Portfolio turnover++                           32%              66%             39%                108%
-------------------------------------------------------------------------------------------------------
(1)  Ratio of expenses to
     average net assets prior
     to waived fees and
     reimbursed expenses                      N/A              N/A             N/A                 N/A
(2)  Ratio of net investment
     income (loss) to average
     net assets prior to
     waived fees and
     reimbursed expenses                      N/A              N/A             N/A                 N/A
-------------------------------------------------------------------------------------------------------

+ Annualized for periods of less than one year. These ratios include expenses charged to the corresponding Master
    Portfolio.

++ Represents the Portfolio turnover of each Fund's corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

                                                     LifePath 2010 Fund
-----------------------------------------------------------------------
                                                            Period From
          Six                                             Mar. 26, 1996
 Months Ended                                             (Commencement
Aug. 31, 1999        Year Ended        Year Ended     of Operations) to
  (Unaudited)     Feb. 28, 1999     Feb. 28, 1998         Feb. 28, 1997
-----------------------------------------------------------------------
     $  14.29          $  13.90          $  12.46               $ 11.44

         0.22              0.38              0.40                  0.33

         0.26              1.01              1.87                  0.96
         0.48              1.39              2.27                  1.29

        (0.21)            (0.38)            (0.40)                (0.27)
         0.00             (0.62)            (0.43)                 0.00
        (0.21)            (1.00)            (0.83)                (0.27)
        14.56             14.29             13.90                 12.46
         3.36%            10.19%            18.73%                11.98%

     $101,118          $132,798          $112,436               $87,204

        6,944             9,290             8,086                 7,000

         0.95%             0.95%             0.95%                 0.95%

         2.84%             2.73%             3.09%                 3.26%

           31%               38%               46%                   73%
-----------------------------------------------------------------------

         N/A                N/A               N/A                   N/A


         N/A                N/A               N/A                   N/A
-----------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period is as follows:

                                                                                          LifePath 2020 Fund
                                     -----------------------------------------------------------------------
                                                                                                 Period From
                                               Six                                             Mar. 26, 1996
                                      Months Ended                                             (Commencement
                                     Aug. 31, 1999        Year Ended        Year Ended     of Operations) to
                                       (Unaudited)     Feb. 28, 1999     Feb. 28, 1998         Feb. 28, 1997
------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of
  period                                 $  16.38           $  15.73          $  13.40              $  11.97
Income from investment operations:
  Net investment income (loss)               0.18               0.31              0.33                  0.29
  Net realized and unrealized
     gain (loss) on investments              0.61               1.58              2.84                  1.40
Total from investment operations             0.79               1.89              3.17                  1.69
Less distributions:
  From net investment income                (0.16)             (0.31)            (0.33)                (0.24)
  From net realized gains                    0.00              (0.93)            (0.51)                (0.02)
Total distributions                         (0.16)             (1.24)            (0.84)                (0.26)
Net Asset Value, end of period           $  17.01           $  16.38          $  15.73              $  13.40
Total return (not annualized)                4.84%             12.42%            24.25%                15.06%
Ratios/Supplemental data:
  Net Assets, end of period (000)        $155,277           $166,130          $148,197              $105,414
  Number of shares outstanding,
     end of period (000)                    9,129             10,144             9,424                 7,868
Ratios to average net assets:+
  Ratio of expenses to
     average net assets(1)                 0.95%              0.95%             0.95%                 0.95%
  Ratio of net investment income
     (loss) to average net assets(2)       1.99%              1.91%             2.28%                 2.57%
Portfolio turnover++                           29%                36%               41%                   61%
------------------------------------------------------------------------------------------------------------
(1)  Ratio of expenses to average
     net assets prior to waived fees
     and reimbursed expenses                  N/A                N/A               N/A                   N/A
(2)  Ratio of net investment
     income (loss) to average
     net assets prior to waived fees
     and reimbursed expenses                  N/A                N/A               N/A                   N/A
------------------------------------------------------------------------------------------------------------

+ Annualized for periods of less than one year. These ratios include expenses charged to the corresponding Master Portfolio.

++ Represents the Portfolio turnover of each fund's corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

                                               LifePath 2030 Fund
-----------------------------------------------------------------
                                                      Period From
          Six                                       Mar. 26, 1996
 Months Ended                                       (Commencement
Aug. 31, 1999      Year Ended      Year Ended   of Operations) to
  (Unaudited)   Feb. 28, 1999   Feb. 28, 1998       Feb. 28, 1997
-----------------------------------------------------------------
      $ 18.57        $  17.39         $ 14.17             $ 12.39

         0.15            0.24            0.26                0.23

         0.88            2.06            3.65                1.79
         1.03            2.30            3.91                2.02

        (0.14)          (0.24)          (0.26)              (0.20)
         0.00           (0.88)          (0.43)              (0.04)
        (0.14)          (1.12)          (0.69)              (0.24)
      $ 19.46        $  18.57         $ 17.39             $ 14.17
         5.52%          13.55%          28.22%              17.37%

      $87,268        $116,729         $95,309             $58,575

        4,484           6,285           5,481               4,135

         0.95%           0.95%           0.95%               0.95%

         1.49%           1.35%           1.72%               2.05%
           14%             19%             27%                 42%
-----------------------------------------------------------------

          N/A             N/A             N/A                 N/A

          N/A             N/A             N/A                 N/A
-----------------------------------------------------------------

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period is as follows:

                                                                            LifePath 2040 Fund
                                       -------------------------------------------------------
                                                                                   Period From
                                                 Six       Year       Year       Mar. 26, 1996
                                        Months Ended      Ended      Ended       (Commencement
                                       Aug. 31, 1999   Feb. 28,   Feb. 28,   of Operations) to
                                         (Unaudited)       1999       1998       Feb. 28, 1997
----------------------------------------------------------------------------------------------
Net Asset Value, beginning of period    $     20.25    $  18.77   $  15.21      $      12.91
Income from investment operations:
  Net investment income (loss)                 0.08        0.14       0.18              0.18
  Net realized and unrealized gain
    (loss) on investments                      1.29        2.67       4.41              2.27
Total from investment operations               1.37        2.81       4.59              2.45
Less distributions:
  From net investment income                  (0.08)      (0.14)     (0.19)            (0.15)
  From net realized gains                      0.00       (1.19)     (0.84)             0.00
Total distributions                           (0.08)      (1.33)     (1.03)            (0.15)
Net Asset Value, end of period          $     21.54    $  20.25   $  18.77      $      15.21
Total Return (not annualized)                  6.75%      15.35%     30.95%            20.47%
Ratios/Supplemental Data:
  Net Assets, end of period (000)       $   110,843    $163,883   $126,601      $     69,476
  Number of shares outstanding, end
    of period (000)                           5,145       8,093      6,744             4,569
Ratios to average net assets:+
  Ratio of expenses to average net
    assets(1)                                0.95%       0.95%      0.95%             0.95%
  Ratio of net investment income
    (loss) to average net assets(2)          0.79%       0.72%      1.04%             1.46%
Portfolio turnover++                             12%         19%        34%               48%
----------------------------------------------------------------------------------------------
(1)  Ratio of expenses to average net
     assets prior to waived fees and
     reimbursed expenses                        N/A         N/A        N/A               N/A
(2)  Ratio of net investment income
     (loss) to average net assets
     prior to waived fees and
     reimbursed expenses                        N/A         N/A        N/A               N/A
----------------------------------------------------------------------------------------------

+ Annualized for periods of less than one year. These ratios include expenses charged to the corresponding Master Portfolio.
++ Represents the Portfolio turnover of each Fund's corresponding Master Portfolio.
The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

                                                   Money Market Fund
--------------------------------------------------------------------
          Six       Year       Year       Year       Year       Year
 Months Ended      Ended      Ended      Ended      Ended      Ended
Aug. 31, 1999   Feb. 28,   Feb. 28,   Feb. 28,   Feb. 29,   Feb. 28,
  (Unaudited)       1999       1998       1997       1996       1995
--------------------------------------------------------------------
     $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00

         0.02       0.05       0.05       0.05       0.05       0.04

         0.00       0.00       0.00       0.00       0.00       0.00
         0.02       0.05       0.05       0.05       0.05       0.04

        (0.02)     (0.05)     (0.05)     (0.05)     (0.05)     (0.04)
         0.00       0.00       0.00       0.00       0.00       0.00
        (0.02)     (0.05)     (0.05)     (0.05)     (0.05)     (0.04)
     $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
         2.35%      5.15%      5.35%      5.10%      5.60%      4.40%

     $120,450   $205,317   $180,375   $177,046   $156,852   $147,269

      120,507    205,378    180,437    177,103    156,910    147,280

         0.45%      0.45%      0.45%      0.45%      0.45%      0.45%

         4.57%      4.62%      5.23%      4.96%      5.44%      4.44%
          N/A        N/A        N/A        N/A        N/A        N/A
---------------------------------------------------------------------

          N/A        N/A        N/A       0.48%      0.49%      0.57%

          N/A        N/A        N/A       4.93%      5.40%      4.32%
---------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
FOR a share outstanding throughout each period is as follows:

                                                                                 S&P 500 Stock Fund
                          -------------------------------------------------------------------------
                                   Six
                          Months Ended         Year         Year         Year       Year       Year
                              Aug. 31,        Ended        Ended        Ended      Ended      Ended
                                  1999     Feb. 28,     Feb. 28,     Feb. 28,   Feb. 29,   Feb. 28,
                           (Unaudited)         1999         1998         1997       1996       1995
---------------------------------------------------------------------------------------------------
Net Asset Value,
  beginning of period     $     24.80    $    22.08   $    17.03   $    14.02   $  10.83   $  10.50
Income from investment
  operations:
  Net investment income
    (loss)                       0.18          0.34         0.33         0.32       0.31       0.27
  Net realized and
    unrealized gain
    (loss) on
    investments                  1.60          3.87         5.46         3.23       3.36       0.41
Total from investment
  operations                     1.78          4.21         5.79         3.55       3.67       0.68
Less distributions:
  From net investment
    income                      (0.17)        (0.34)       (0.33)       (0.32)     (0.30)     (0.27)
  From net realized
    gains                        0.00         (1.15)       (0.41)       (0.22)     (0.18)     (0.08)
Total Distributions             (0.17)        (1.49)       (0.74)       (0.54)     (0.48)     (0.35)
Net Asset Value, end of
  Period                  $     26.41    $    24.80   $    22.08   $    17.03   $  14.02   $  10.83
Total return (not
  annualized)                    7.17%        19.50%       34.62%       25.82%     34.35%      6.71%
Ratios/Supplemental
  data:
  Net Assets, end of
    period (000)          $ 2,673,781    $2,543,456   $2,292,433   $1,423,024   $882,696   $448,776
  Number of shares
    outstanding, end
    of period (000)           101,229       102,579      103,804       83,551     62,951     41,427
Ratios to average net
  Assets:+
  Ratio of expenses to
    average net
    assets(1)                    0.20%         0.20%        0.20%        0.20%      0.20%      0.21%
  Ratio of net
    investment income
    (loss) to average
    net assets(2)                1.31%         1.45%        1.73%        2.15%      2.52%      2.93%
Portfolio turnover++                4%           11%           6%           4%         2%         8%*
---------------------------------------------------------------------------------------------------
(1)  Ratio of expenses
     to average net
     assets prior to
     waived fees and
     reimbursed expenses          N/A           N/A          N/A         0.22%      0.26%      0.25%
(2)  Ratio of net
     investment income
     (loss) to average
     net assets prior to
     waived fees and
     reimbursed expenses          N/A           N/A          N/A         2.13%      2.46%      2.88%
---------------------------------------------------------------------------------------------------

* This rate is for the period from March 1, 1994 to May 25, 1994. As of May 26, 1994 the funds (except for the Money Market Fund) invest all of their assets in the Corresponding Master Portfolio. Portfolio turnover after May 26, 1994 is reported by the Master Portfolio.
* Annualized for periods of less than one year. These ratios include expenses charged to the corresponding Master Portfolio.
++ Represents the Portfolio turnover of each Fund's corresponding Master Portfolio.

The accompanying notes are an Integral part of these financial statements.

FINANCIAL HIGHLIGHTS

                                          U.S. Treasury Allocation Fund
    -------------------------------------------------------------------
             Six
    Months Ended       Year       Year       Year       Year       Year
        Aug. 31,      Ended      Ended      Ended      Ended      Ended
            1999   Feb. 28,   Feb. 28,   Feb. 28,   Feb. 29,   Feb. 28,
     (Unaudited)       1999       1998       1997       1996       1995
    -------------------------------------------------------------------
     $      9.38    $  9.40    $  9.24    $  9.35    $  8.99    $  9.67



            0.27       0.44       0.55       0.56       0.51       0.59



           (0.23)     (0.02)      0.19      (0.11)      0.36      (0.68)

            0.04       0.42       0.74       0.45       0.87      (0.09)


           (0.27)     (0.44)     (0.55)     (0.56)     (0.51)     (0.59)
            0.00       0.00      (0.03)      0.00       0.00       0.00
           (0.27)     (0.44)     (0.58)     (0.56)     (0.51)     (0.59)

     $      9.15    $  9.38    $  9.40    $  9.24    $  9.35    $  8.99
            0.38%      4.52%      8.18%      4.99%      9.89%     (0.76)%



     $    16,937    $35,338    $47,241    $47,542    $51,632    $56,852


           1,850      3,769      5,026      5,147      5,522      6,324




            0.70%      0.70%      0.70%      0.70%      0.70%      0.70%



            5.44%      4.58%      5.89%      6.03%      5.47%      6.52%
             126%       195%        76%       196%       325%        43%*
    -------------------------------------------------------------------




             N/A        N/A        N/A       0.71%       N/A       0.72%





             N/A        N/A        N/A       6.02%       N/A       6.50%
    -------------------------------------------------------------------

BARCLAYS GLOBAL INVESTORS FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

1.  Significant Accounting Policies

    Barclays Global Investors Funds (formerly Masterworks Funds Inc.), (the "Company"), is registered under the Investment Company Act of 1940, as amended, as an open-end series investment company. The Company commenced operations on July 2, 1993, and currently issues the following Funds: Asset Allocation, Bond Index, LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, S&P 500 Stock and U.S. Treasury Allocation Funds (each, a "Fund", collectively, the "Funds").

    The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

    Investment Policy and Security Valuation

    Each Fund invests all of its assets in a separate series (each a "Master Portfolio") of Master Investment Portfolio. Each Master Portfolio has the same investment objective as the Fund bearing the corresponding name. The value of each Fund's investment in its corresponding Master Portfolio reflects that Fund's interest in the net assets of that Master Portfolio (99.99%, 29.18%, 33.27%, 45.09%, 41.56%, 33.90%, 23.52%, 60.02%, 61.57% and 99.99% for the Asset
Allocation, Bond Index, LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, S&P 500 Stock and U.S. Treasury Allocation Funds, respectively, as of August 31, 1999). Investments of each Master Portfolio, except the Money Market Fund, are valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government

BARCLAYS GLOBAL INVESTORS FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with policies approved by the Master Portfolios' Board of Trustees.

    The Money Market Master Investment Portfolio uses the amortized cost method to value its portfolio securities, the Fund seeks to maintain a constant net asset value of $1.00 per share. There is no assurance that the Fund will meet this objective. The amortized cost method, which involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, approximates market value.

    Security Transactions and Income Recognition

    Security transactions are accounted for by each Master Portfolio on the date the securities are purchased or sold (trade date). Revenue is recognized by each Master Portfolio as follows: dividend income is recognized on the ex-dividend date and interest income is recognized on a daily accrual basis. Realized gains and losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized as required by the Internal Revenue Code of 1986, as amended (the "Code"). All net investment income and realized and unrealized capital gains and losses of each Master Portfolio are allocated as required by the Code.

    The performance of each Fund is directly affected by the performance of its corresponding Master Portfolio. The financial statements of each Master Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the corresponding Funds financial statements.

    Dividends and Distributions to Shareholders

    Dividends to shareholders from net investment income of the Asset Allocation, Bond Index, and U.S. Treasury Allocation Funds are declared and distributed monthly. Dividends to shareholders from net investment income of the LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040 and S&P 500 Stock Funds are declared and distributed quarterly. Dividends to shareholders from net investment income of the Money Market Fund are declared daily and distributed monthly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December.

BARCLAYS GLOBAL INVESTORS FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

    Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund.

    Federal Income Taxes

    Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to distribute annually all of its investment company taxable income and any net capital gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal taxes was required at August 31, 1999.

    The following Funds had net capital loss carryforwards at December 31, 1998, the tax year end of the funds:

                                              Year          Net Capital
Fund                                       Expires    Loss Carryforward
-----------------------------------------------------------------------
Bond Index Fund                               2005       $          958
Money Market Fund                             2003               57,505
Money Market Fund                             2005                4,761
U.S. Treasury Allocation Fund                 2002            3,267,116
U.S. Treasury Allocation Fund                 2004               48,556

    No capital gain distribution shall be made in any of the Funds until the respective capital loss carryforward has been fully utilized or expires.

2.  Agreements and Other Transactions with Affiliates

    Investors Bank & Trust Company ("IBT") serves as the Custodian and Sub-Administrator of the Funds. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from BGI for its services as Sub-Administrator of the Funds. IBT also serves as the transfer agent and dividend disbursement agent for the Funds.

    Stephens Inc. ("Stephens"), is the Funds' co-administrator and distributor.

    The Company has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to

BARCLAYS GLOBAL INVESTORS FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

provide general administration services to the Funds, such as managing and coordinating third-party service relationships. This fee is an "all-in" or "semi-unified" fee and BGI and Stephens, in consideration thereof, have agreed to bear all of the Funds' ordinary operating expenses, excluding, generally, advisory fees and costs related to securities transactions. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

    Under these arrangements, BGI and Stephens are entitled to receive for these administration services a combined fee (expressed as a percentage of average daily net assets) from each Fund as follows:

    Asset Allocation Fund                                  0.40%
    Bond Index Fund                                        0.15%
    LifePath 2000 Fund                                     0.40%
    LifePath 2010 Fund                                     0.40%
    LifePath 2020 Fund                                     0.40%
    LifePath 2030 Fund                                     0.40%
    LifePath 2040 Fund                                     0.40%
    Money Market Fund                                      0.35%
    S&P 500 Stock Fund                                     0.15%
    U.S. Treasury Allocation Fund                          0.40%

    Certain officers and directors of the Trust are also officers of Stephens. At August 31, 1999, these officers of Stephens collectively owned less than 1% of the outstanding shares of each Fund.

3.  Capital Shares Transactions

    As of August 31, 1999, there were 13.9 billion shares of $.001 par value capital stock authorized by the Company. As of August 31, 1999, each Fund, except the Money Market, S&P 500 Stock, and U.S. Treasury Allocation Funds, was authorized to issue 100 million shares of $.001 par value capital stock. The Money Market Fund was authorized to issue 3 billion shares. The S&P 500 Stock and U.S. Treasury Allocation Funds were each authorized to issue 300 million shares. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

4.  Portfolio Securities Loaned

    As of August 31, 1999, certain Master Portfolios had loaned securities which were collateralized by cash, money market mutual funds, and repurchase agreements. Each Master Portfolio receives transaction fees for

BARCLAYS GLOBAL INVESTORS FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

providing services in connection with the securities lending program. The risks to the Portfolios of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The value of the securities on loan and the value of the related collateral are disclosed in the corresponding Master Portfolio's financial statements.

5.  Subsequent Event

    The Bond Index Fund will acquire substantially all of the assets and some of the liabilities of the U.S. Treasury Allocation Fund. The transaction will be structured for tax purposes to not qualify as a tax free "reorganization" under the Internal Revenue Code. The Bond Index Fund will issue and deliver to the U.S. Treasury Allocation Fund a number of full and fractional shares of beneficial interest of the Bond Index Fund which will be equal in value to the excess of (a) the net assets of the U.S. Treasury Allocation Fund to be conveyed to the Bond Index Fund, over (b) certain liabilities of the U.S. Treasury Allocation Fund to be retained by the U.S. Treasury Allocation Fund. The Bond Index Fund will also deliver to the U.S. Treasury Allocation Fund cash equal to liabilities retained by the U.S. Treasury Allocation Fund which will be used by the U.S. Treasury Allocation Fund to pay such liabilities. The transaction will occur after the close of business, October 29, 1999.

MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION
MASTER PORTFOLIO--AUGUST 31, 1999 (Unaudited)
Portfolio of Investments

Security Name                                        Shares    Value
COMMON STOCKS-59.94%
ADVERTISING-0.07%
Omnicom Group                                         5,220    $    393,458
                                                               ------------
                              TOTAL ADVERTISING
                                         -VALUE                $    393,458
                                         - COST                $    235,086
AEROSPACE & DEFENSE-0.92%
Allied Signal Inc                                    16,176         990,780
Boeing Co                                            28,408       1,287,238
Briggs & Stratton Corp                                  730          44,439
General Dynamics Corp                                 5,742         361,746
Lockheed Martin Corp                                 11,517         426,129
Northrop Grumman Corp                                 2,023         146,667
Rockwell International Corp                           5,547         327,966
Textron Inc                                           4,472         361,114
United Technologies Corp                             14,044         928,659
                                                               ------------
                      TOTAL AEROSPACE & DEFENSE
                                         -VALUE                $  4,874,738
                                         - COST                $  4,063,768
AIRLINES-0.22%
AMR Corp+                                             4,495         263,519
Delta Air Lines Inc                                   4,141         210,415
FDX Corp+                                             8,678         368,273
Southwest Airlines Co                                14,748         246,107
US Airways Group Inc+                                 2,188          67,418
                                                               ------------
                                 TOTAL AIRLINES
                                         -VALUE                $  1,155,732
                                         - COST                $  1,095,548
APPAREL-0.12%
Liz Claiborne Inc                                     1,895          69,641
Nike Inc Class B                                      8,204         379,435
Reebok International Ltd+                             1,697          20,046
Russell Corp                                          1,054          17,654
VF Corp                                               3,526         126,936
                                                               ------------
                                  TOTAL APPAREL
                                         -VALUE                $    613,712
                                         - COST                $    694,606
AUTO PARTS & EQUIPMENT-0.45%
Cooper Tire & Rubber Co                               2,213          42,047
Dana Corp                                             4,902         213,543

MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION
MASTER PORTFOLIO--AUGUST 31, 1999 (UNAUDITED)
Portfolio Of Investments

Security Name                                        Shares      Value
COMMON STOCKS (Continued)
Delphi Automotive Systems Corp                       16,541         310,144
Deluxe Corp                                           2,254          76,777
Eaton Corp                                            2,109         206,682
Genuine Parts Co                                      5,249         151,565
Goodyear Tire & Rubber Co                             4,568         256,379
Illinois Tool Works Inc                               7,390         575,958
ITT Industries Inc                                    2,582          87,304
Navistar International Corp+                          1,958          95,208
PACCAR Inc                                            2,260         124,583
The Pep Boys--Manny Moe & Jack                        1,531          22,295
TRW Inc                                               3,500         190,750
                                                                 ----------
                   TOTAL AUTO PARTS & EQUIPMENT
                                         -VALUE                  $2,353,235
                                         - COST                  $2,114,660
AUTOMOBILES-0.59%
Daimler-Chrysler AG                                       1              75
Ford Motor Co                                        35,374       1,843,870
General Motors Corp Class A                          18,937       1,252,209
                                                                 ----------
                              TOTAL AUTOMOBILES
                                         -VALUE                  $3,096,154
                                         - COST                  $2,380,325
BANK & FINANCE-6.78%
American Express Corp                                13,153       1,808,537
Amsouth Bancorp                                       5,139         112,416
Associates First Capital Corp                        21,326         731,748
Bank of America Corp                                 50,975       3,083,988
Bank of New York Inc                                 22,214         794,150
Bank One Corp                                        34,470       1,383,109
BankBoston Corp                                       8,751         406,375
BB&T Corp                                             9,137         306,089
Bear Stearns Co Inc                                   3,439         143,148
Capital One Financial Corp                            5,838         220,384
Chase Manhattan                                      24,758       2,071,935
Citigroup Inc                                        98,754       4,388,381
Comerica Inc                                          4,553         237,041
Countrywide Credit Industries Inc                     3,299         105,980
Equifax Inc                                           4,277         130,448
Federal Home Loan Mortgage Corp                      20,305       1,045,707
Federal National Mortgage Assoc                      29,883       1,856,481
Fifth Third Bancorp                                   7,881         522,116
First Union Corp                                     28,250       1,172,375

MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION
MASTER PORTFOLIO--AUGUST 31, 1999 (Unaudited)
Portfolio of Investments

Security Name                                       Shares        Value
COMMON STOCKS (Continued)
Firstar Corp                                         19,323    $    518,098
Fleet Financial Group Inc                            16,643         662,599
Franklin Resources Inc                                7,384         265,363
Golden West Financial                                 1,606         145,845
Household International Inc                          13,940         526,235
Huntington Bancshares Inc                             6,766         202,557
Keycorp                                              13,031         377,899
Lehman Brothers Holdings                              3,494         187,802
MBNA Corp                                            23,421         578,206
Mellon Bank Corp                                     15,237         508,535
Mercantile Bancorp                                    4,609         254,359
Merrill Lynch & Co Inc                               10,711         799,308
MGIC Investment Corp                                  3,171         137,740
Morgan (J P) & Co Inc                                 5,240         676,943
Morgan Stanley Dean Witter                           16,650       1,428,778
National City Corp                                   18,400         508,300
Northern Trust Corp                                   3,297         279,627
Paine Webber Group Inc                                4,324         169,717
PNC Bank Corp                                         8,877         464,378
Regions Financial Corp                                6,534         230,732
Republic New York Corp                                3,081         213,744
Ryder System Inc                                      2,049          45,206
Schwab (Charles) Corp                                23,858         942,391
SLM Holding Corp                                      4,812         212,630
State Street Boston Corp                              4,728         283,089
Summit Bancorp                                        4,991         166,575
SunTrust Banks Inc                                    9,320         599,373
Synovus Financial Corp                                7,849         148,150
U.S. Bancorp                                         21,234         655,600
Union Planters Corp                                   4,190         176,766
Wachovia Corp                                         5,918         463,823
Washington Mutual Inc                                17,412         552,831
Wells Fargo & Co                                     48,275       1,921,948
                                                               ------------
                           TOTAL BANK & FINANCE
                                        - VALUE                $ 35,825,555
                                        -  COST                $ 32,786,961
BASIC INDUSTRIES-0.86%
Alcoa Inc                                            10,704         691,077
ASARCO Inc                                            1,173          24,486
Avery-Dennison Corp                                   3,304         181,307
Baker Hughes Inc                                      9,547         324,598

MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION
MASTER PORTFOLIO--AUGUST 31, 1999 (Unaudited)
Portfolio of Investments

Security Name                                       Shares        Value
COMMON STOCKS (Continued)
Bemis Co                                              1,562    $     59,258
Boise Cascade Corp                                    1,698          61,765
Champion International Corp                           2,859         157,245
Cyprus Amax Minerals                                  2,635          44,630
Dover Corp                                            6,226         240,868
Fort James Corp                                       6,532         210,657
Georgia-Pacific Corp                                  4,998         206,792
Homestake Mining Co                                   7,620          64,770
Ikon Office Solutions Inc                             4,346          48,349
Inco Ltd                                              5,618         115,169
Louisiana-Pacific Corp                                3,147          58,219
Mead Corp                                             2,945         109,885
Minnesota Mining & Manufacturing Co                  11,734       1,108,863
NACCO Industries Inc Class A                            209          16,276
Newmont Mining Corp                                   4,928         100,716
Potlatch Corp                                           828          31,982
Sealed Air Corp+                                      2,465         144,819
Westvaco Corp                                         2,975          77,908
Weyerhauser Co                                        5,880         330,750
Willamette Industries Inc                             3,310         131,159
                                                               ------------
                         TOTAL BASIC INDUSTRIES
                                        - VALUE                $  4,541,548
                                         - COST                $  3,982,924
BEVERAGES-1.50%
Anheuser-Busch Inc                                   13,863       1,067,451
Coca-Cola Co                                         72,081       4,311,345
Coca-Cola Enterprises Co                             12,395         352,483
Coors (Adolph) Co Class B                             1,043          59,516
Pepsico Inc                                          43,157       1,472,733
Seagrams Co Ltd                                      12,488         662,645
                                                               ------------
                                TOTAL BEVERAGES
                                        - VALUE                $  7,926,173
                                         - COST                $  7,901,506
BROADCASTING-0.59%
Clear Channel Communications Inc+                     9,636         675,122
Kingworld Productions+                                2,112          80,520
MediaOne Group Inc+                                  17,697       1,163,578
Tribune Co                                            3,470         323,794

MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION
MASTER PORTFOLIO--AUGUST 31, 1999 (Unaudited)
Portfolio of Investments

Security Name                                       Shares        Value
COMMON STOCKS (Continued)
Viacom Inc Class B+                                  20,201    $    849,705
                                                               ------------
                             TOTAL BROADCASTING
                                         -VALUE                $  3,092,719
                                         - COST                $  1,783,829
BUILDING MATERIALS & SERVICES-0.30%
Cooper Industries Inc                                 2,732         141,723
Corning Inc                                           7,194         478,401
Danaher Corp                                          4,014         235,822
Owens Corning Fiberglass Corp                         1,630          45,844
Owens Illinois Inc+                                   4,547         112,538
PPG Industries Inc                                    5,124         307,760
Snap-On Inc                                           1,882          63,635
Stanley Works                                         2,649          69,867
Vulcan Materials Co                                   2,500         106,563
                                                               ------------
            TOTAL BUILDING MATERIALS & SERVICES
                                        - VALUE                $  1,562,153
                                         - COST                $  1,459,602
BUSINESS SERVICES-0.23%
Cendant Corp+                                        20,982         376,365
Dun & Bradstreet Corp                                 4,817         126,145
Ecolab Inc                                            3,764         141,385
Paychex Inc                                           7,106         209,183
Waste Management Inc                                 17,831         388,939
                                                               ------------
                        TOTAL BUSINESS SERVICES
                                        - VALUE                $  1,242,017
                                         - COST                $  1,897,262
CHEMICALS-0.99%
Air Products & Chemicals Inc                          6,742         229,228
Clorox Co                                             7,018         317,564
Dow Chemical Co                                       6,466         734,699
Du Pont (E I) De Nemours                             28,544       1,808,955
Eastman Chemical Co                                   2,294         106,528
FMC Corp+                                               975          56,794
Goodrich (B F) Co                                     2,633          97,256
Grace (W R) Co+                                       2,039          38,996
Great Lakes Chemical Corp                             1,695          69,813
Hercules Inc                                          3,128         101,855
International Flavor & Fragrances                     3,147         128,240
Monsanto Co                                          18,438         757,110
Praxair Inc                                           4,633         217,751
Rohm & Haas Co                                        6,237         233,108

MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION
MASTER PORTFOLIO--AUGUST 31, 1999 (Unaudited)
Portfolio of Investments

Security Name                                       Shares        Value
COMMON STOCKS (Continued)
Sigma-Aldrich Corp                                    2,952    $     95,202
Union Carbide Corp                                    3,888         221,130
                                                               ------------
                                TOTAL CHEMICALS
                                        - VALUE                $  5,214,229
                                         - COST                $  5,134,565
COMPUTER SOFTWARE-4.79%
3Com Corp+                                           10,483         260,109
Adobe Systems Inc                                     1,753         174,643
America Online Inc+                                  31,735       2,897,802
Autodesk Inc                                          1,716          39,468
Automatic Data Processing                            18,091         711,202
BMC Software Inc+                                     6,974         375,288
Ceridian Corp+                                        4,250         119,000
Computer Associates International Inc                15,679         885,863
Computer Sciences Corp+                               4,664         322,691
Compuware Corp+                                      10,711         323,338
Electronic Data Systems Corp                         14,387         807,470
First Data Corp                                      12,564         552,816
IMS Health Inc                                        9,182         253,653
Microsoft Corp+                                     149,092      13,800,328
Novell Inc+                                           9,790         231,901
Oracle Systems Corp+                                 42,051       1,534,861
Parametric Technology Corp+                           7,854         109,956
Peoplesoft Inc+                                       6,977          98,550
Sun Microsystems Inc+                                22,620       1,798,290
                                                               ------------
                        TOTAL COMPUTER SOFTWARE
                                        - VALUE                $ 25,297,229
                                         - COST                $ 14,775,630
COMPUTER SYSTEMS-4.57%
Apple Computer Inc+                                   4,647         303,217
Cabletron Systems Inc+                                4,948          83,188
Cisco Systems Inc+                                   93,262       6,324,329
Compaq Computer Corp                                 49,627       1,150,726
Data General Corp+                                    1,475          27,195
Dell Computer Corp+                                  74,115       3,617,738
EMC Corp+                                            29,497       1,769,820
Gateway Inc+                                          4,585         444,458
Harris Corp                                           2,318          60,847
Hewlett-Packard Co                                   29,593       3,118,362
International Business Machine Corp                  53,014       6,603,556
Seagate Technology Inc+                               6,548         217,312

MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION
MASTER PORTFOLIO--AUGUST 31, 1999 (Unaudited)
Portfolio of Investments

Security Name                                       Shares        Value
COMMON STOCKS (Continued)
Shared Medical System Corp                              738    $     41,466
Silicon Graphics Inc+                                 5,421          62,003
Unisys Corp+                                          8,207         352,901
                                                               ------------
                         TOTAL COMPUTER SYSTEMS
                                        - VALUE                $ 24,177,118
                                         - COST                $ 11,312,288
CONTAINER & PACKAGING-0.18%
Ball Corp                                               869          39,051
Crown Cork & Seal Co                                  3,623          96,236
International Paper Co                               11,926         561,267
Temple-Inland Inc                                     1,670         103,540
Tenneco Inc                                           4,995         100,524
Tupperware Corp                                       1,733          39,101
                                                               ------------
                    TOTAL CONTAINER & PACKAGING
                                        - VALUE                $    939,719
                                         - COST                $  1,053,060
ELECTRICAL EQUIPMENT-2.44%
General Electric Co                                  95,605      10,737,637
Grainger (W W) Inc                                    2,759         120,189
Masco Corp                                            9,801         277,491
Motorola Inc                                         17,638       1,627,105
National Service Industries Inc                       1,180          37,760
Thomas & Betts Corp                                   1,711          76,995
                                                               ------------
                     TOTAL ELECTRICAL EQUIPMENT
                                        - VALUE                $ 12,877,177
                                         - COST                $  8,865,186
ELECTRONICS-3.30%
Advanced Micro Devices+                               4,273          88,398
Applied Materials Inc+                               10,840         770,318
CBS Corp+                                            20,772         976,284
EG&G Inc                                              1,299          41,324
Emerson Electric Co                                  12,683         794,273
General Instrument Corp+                              5,051         248,446
Honeywell Inc                                         3,720         422,220
Intel Corp                                           96,926       7,966,106
Johnson Controls Inc                                  2,488         170,117
KLA Instruments Corp+                                 2,545         159,858
Lexmark International Group Class A+                  3,400         267,750
LSI Logic Corp+                                       4,159         236,023
Micron Technology Inc+                                7,344         547,587
National Semiconductor+                               4,955         139,669

MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION
MASTER PORTFOLIO--AUGUST 31, 1999 (Unaudited)
Portfolio of Investments

Security Name                                       Shares        Value
COMMON STOCKS (Continued)
Pitney Bowes Inc                                      7,885    $    465,215
Raytheon Co Class B                                   9,794         667,216
Solectron Corp+                                       7,820         611,915
Tektronix Inc                                         1,393          46,317
Texas Instruments Inc                                22,868       1,876,605
Xerox Corp                                           19,301         921,623
                                                               ------------
                              TOTAL ELECTRONICS
                                         - VALUE               $ 17,417,264
                                         - COST                $  9,620,775
ENERGY & RELATED-4.19%
Amerada Hess Corp                                     2,686         166,700
Anadarko Petroleum Corp                               3,593         122,162
Apache Corp                                           3,278         149,149
Ashland Inc                                           2,121          81,791
Atlantic Richfield Corp                               9,324         819,929
Burlington Resources Inc                              5,214         218,010
Chevron Corp                                         19,170       1,768,432
Coastal Corp                                          6,266         271,396
Columbia Gas System Inc                               2,443         144,290
Conoco Inc Class B                                   18,640         500,950
Consolidated Natural Gas Co                           2,778         176,924
Eastern Enterprises                                     707          31,771
Enron Corp                                           20,652         864,802
Exxon Corp                                           70,887       5,591,212
Halliburton Co                                       12,859         596,336
Helmerich & Payne Inc                                 1,500          41,344
Kerr-McGee Corp                                       2,574         144,144
Mobil Corp                                           22,850       2,339,269
NICOR Inc                                             1,400          54,163
Occidental Petroleum Corp                            10,135         219,803
ONEOK Inc                                               909          28,236
Peoples Energy Corp                                   1,019          37,130
Phillips Petroleum Co                                 7,456         380,256
Rowan Co Inc+                                         2,439          45,426
Royal Dutch Petroleum Corp                           62,639       3,875,788
Schlumberger Ltd                                     15,954       1,064,929
Sonat Offshore Drilling Co                            3,195         115,419
Sunoco Inc                                            2,707          88,147
Texaco Inc                                           15,656         994,156
Union Pacific Resources Group                         7,323         131,356
Unocal Corp                                           7,073         296,182

MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION
MASTER PORTFOLIO--AUGUST 31, 1999 (Unaudited)
Portfolio of Investments

Security Name                                       Shares        Value
COMMON STOCKS (Continued)
USX--Marathon Group                                   8,989    $    279,783
Williams Co Inc                                      12,640         521,400
                                                               ------------
                         TOTAL ENERGY & RELATED
                                         - VALUE               $ 22,160,785
                                         - COST                $ 18,425,283
ENGINEERING & CONSTRUCTION-0.06%
Armstrong World Industries Inc                        1,222          59,343
Centex Corp                                           1,703          47,897
Fleetwood Enterprises Inc                             1,041          21,210
Fluor Corp                                            2,188          90,529
Foster Wheeler Corp                                   1,186          15,344
Kaufman & Broad Home Corp                             1,376          28,122
Pulte Corp                                            1,319          30,502
                                                               ------------
               TOTAL ENGINEERING & CONSTRUCTION
                                         - VALUE               $    292,947
                                         - COST                $    362,795
ENTERTAINMENT & LEISURE-0.83%
Brunswick Corp                                        2,748          70,246
Disney (Walt) Co                                     60,220       1,671,105
Harrah's Entertainment Inc+                           3,721          83,722
Hasbro Inc                                            5,731         140,051
Mattel Inc                                           12,164         259,245
Mirage Resorts Inc+                                   5,730          74,848
Polaroid Corp                                         1,259          34,150
Time Warner Inc                                      34,868       2,068,108
                                                               ------------
                  TOTAL ENTERTAINMENT & LEISURE
                                         - VALUE               $  4,401,475
                                         - COST                $  3,946,462
ENVIRONMENTAL CONTROL-0.01%
Allied Waste Industries Inc+                          5,400          68,850
                                                               ------------
                    TOTAL ENVIRONMENTAL CONTROL
                                         - VALUE               $     68,850
                                         - COST                $     97,078
FOOD & RELATED-2.02%
Albertson's Inc                                      12,221         585,844
Archer-Daniels-Midland Co                            18,081         235,053
Bestfoods                                             8,143         400,025
Brown-Forman Corp Class B                             2,019         118,616
Campbell Soup Co                                     12,752         563,479
ConAgra Inc                                          14,205         348,022

MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION
MASTER PORTFOLIO--AUGUST 31, 1999 (Unaudited)
Portfolio of Investments

Security Name                                       Shares        Value
COMMON STOCKS (Continued)
Darden Restaurants Inc                                3,939    $     61,547
General Mills Inc                                     4,471         374,446
Great Atlantic & Pacific Tea Co                       1,143          40,148
Heinz (H J) Co                                       10,481         489,332
Hershey Foods Corp                                    4,126         220,999
Kellogg Co                                           11,757         418,108
Kroger Co+                                           24,162         558,746
McDonald's Corp                                      39,632       1,639,774
Nabisco Group Holdings Corp                           9,497         168,572
Pioneer Hi Bred International Inc                     6,999         273,836
Quaker Oats Co                                        3,977         265,713
Ralston-Purina Group                                  9,505         261,387
Safeway Inc+                                         14,459         673,247
Sara Lee Corp                                        26,360         584,863
Super Value Inc                                       3,470          78,075
Sysco Corp                                            9,631         314,211
Tricon Global Restaurants+                            4,476         181,838
Unilever NV                                          16,655       1,147,113
UST Inc                                               5,127         162,462
Wendy's International Inc                             3,609         101,052
Winn-Dixie Stores Inc                                 4,407         149,838
Wrigley (W M) Jr Co                                   3,393         265,714
                                                               ------------
                           TOTAL FOOD & RELATED
                                         - VALUE               $ 10,682,060
                                         - COST                $ 10,479,543
FURNITURE & APPLIANCES-0.12%
Maytag Corp                                           2,577         161,385
Newell Rubbermaid Inc                                 8,186         335,626
Whirlpool Corp                                        2,187         154,594
                                                               ------------
                   TOTAL FURNITURE & APPLIANCES
                                         - VALUE               $    651,605
                                         - COST                $    540,280
HEALTHCARE-0.25%
Cardinal Health Inc                                   8,016         511,020
HCR Manor Care Inc+                                   3,264          63,852
Healthsouth Corp+                                    12,144          99,429
Lifepoint Hospital Inc+                                   1               5
McKesson HBOC Inc                                     8,020         249,623
St Jude Medical Inc+                                  2,466          89,392

MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION
MASTER PORTFOLIO--AUGUST 31, 1999 (Unaudited)
Portfolio of Investments

Security Name                                       Shares        Value
COMMON STOCKS (Continued)
United Healthcare Corp                                5,037    $    306,313
                                                               ------------
                               TOTAL HEALTHCARE
                                         - VALUE               $  1,319,634
                                         - COST                $  1,895,034
HOSPITAL & MEDICAL SUPPLIES-1.55%
Bard (C R) Inc                                        1,503          70,077
Bausch & Lomb Inc                                     1,689         111,580
Baxter International Inc                              8,533         572,244
Becton Dickinson & Co                                 7,280         204,750
Biomet Inc                                            3,256         116,402
Boston Scientific Corp+                              11,527         391,198
Columbia/HCA Healthcare Corp                         16,594         408,627
Guidant Corp                                          8,792         515,981
Johnson & Johnson                                    39,296       4,018,016
Mallinckrodt Group Inc                                2,132          68,357
Medtronic Inc                                        17,078       1,336,354
PE Corp-PE Biosystems Group                           3,010         207,126
Tenet Healthcare Corp+                                9,056         157,914
                                                               ------------
              TOTAL HOSPITAL & MEDICAL SUPPLIES
                                         - VALUE               $  8,178,626
                                         - COST                $  6,019,768
HOUSEHOLD PRODUCTS-1.43%
Alberto-Culver Co Class B                             1,637          41,641
Avon Products Inc                                     7,644         335,381
Colgate-Palmolive Co                                 17,040         911,640
Gillette Co                                          32,339       1,507,806
Kimberly-Clark Corp                                  15,513         883,271
Procter & Gamble Co                                  38,852       3,856,061
                                                               ------------
                       TOTAL HOUSEHOLD PRODUCTS
                                         - VALUE               $  7,535,800
                                         - COST                $  6,335,379
INSURANCE-2.05%
Aetna Inc                                             4,133         321,341
AFLAC Corp                                            7,803         350,647
Allstate Corp                                        23,586         773,916
American General Corp                                 7,342         521,282
American International Group Inc                     45,250       4,194,110
Aon Corp                                              7,503         250,396
Chubb Corp                                            5,014         286,738
CIGNA Corp                                            5,956         534,923
Cincinnati Financial Corp                             4,864         192,736

MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION
MASTER PORTFOLIO--AUGUST 31, 1999 (Unaudited)
Portfolio of Investments

Security Name                                       Shares        Value
COMMON STOCKS (Continued)
Conseco Inc                                           9,427    $    226,248
Hartford Financial Services Group                     6,709         304,840
Humana Inc+                                           4,819          43,672
Jefferson-Pilot Corp                                  3,119         208,193
Lincoln National Corp                                 5,890         276,094
Loews Corp                                            3,191         250,494
Marsh & McLennan Companies Inc                        7,745         563,933
MBIA Inc                                              2,889         149,867
Progressive Corp Ohio                                 2,144         218,688
Providian Financial Corp                              4,166         323,386
SAFECO Corp                                           3,977         141,681
St Paul Co                                            6,670         213,857
Torchmark Corp                                        3,926         111,884
Unumprovident Corp                                    6,967         251,247
Wellpoint Health Networks+                            2,023         147,426
                                                               ------------
                                TOTAL INSURANCE
                                         - VALUE               $ 10,857,599
                                         - COST                $  9,552,692
LODGING-0.06%
Hilton Hotels Corp                                    7,503          91,912
Marriott International                                7,343         251,498
                                                               ------------
                                  TOTAL LODGING
                                         - VALUE               $    343,410
                                         - COST                $    367,254
MACHINERY-0.34%
Black & Decker Corp                                   2,604         137,036
Case Corp                                             2,180         107,638
Caterpillar Inc                                      10,387         588,164
Cummins Engine Co Inc                                 1,281          75,899
Deere & Co                                            6,771         263,223
Ingersoll-Rand Co                                     4,871         309,917
McDermott International Inc                           1,696          38,266
Milacron Inc                                          1,057          19,026
Pall Corp                                             3,704          73,617
Parker Hannifin Corp                                  3,160         138,250
Thermo Electron Corp+                                 4,532          71,946
                                                               ------------
                                TOTAL MACHINERY
                                         - VALUE               $  1,822,982
                                         - COST                $  1,793,727

MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION
MASTER PORTFOLIO--AUGUST 31, 1999 (Unaudited)
Portfolio of Investments

Security Name                                       Shares        Value
COMMON STOCKS (Continued)
MANUFACTURING-0.46%
Tyco International Ltd                               24,219    $  2,453,697
                                                               ------------
                            TOTAL MANUFACTURING
                                        - VALUE                $  2,453,697
                                        -  COST                $  1,295,289
METAL FABRICATORS-0.26%
Alcan Aluminum Ltd                                    6,682         219,671
Allegheny Teledyne Inc                                5,681         106,164
Barrick Gold Corp                                    11,388         220,643
Bethlehem Steel Corp+                                 3,778          29,043
Crane Co                                              2,017          48,534
Engelhard Corp                                        3,719          74,148
Freeport McMoRan Inc                                  4,801          77,116
Nucor Corp                                            2,600         121,063
Phelps Dodge Corp                                     1,654          92,521
Placer Dome Inc                                       9,490          98,459
Reynolds Metals Co                                    1,879         118,964
Timken Co                                             1,827          32,087
USX - U.S. Steel Group                                2,635          71,145
Worthington Industries Inc                            2,721          40,815
                                                               ------------
                        TOTAL METAL FABRICATORS
                                        - VALUE                $  1,350,373
                                        -  COST                $  1,423,078
PHARMACEUTICALS-4.82%
Abbott Laboratories                                  44,419       1,926,674
Allergan Inc                                          1,997         199,450
ALZA Corp+                                            2,925         147,347
American Home Products Corp                          38,273       1,588,330
Amgen Inc+                                           14,957       1,244,235
Bristol-Myers Squibb Co                              57,987       4,080,835
Lilly (Eli) & Co                                     32,083       2,394,194
Merck & Co Inc                                       68,867       4,627,002
Millipore Corp                                        1,250          47,188
Pfizer Inc                                          113,420       4,281,605
Pharmacia and Upjohn Inc                             14,827         774,711
Schering-Plough Corp                                 43,004       2,260,398
SouthTrust Corp                                       4,917         173,632
Warner Lambert Co                                    24,912       1,650,420

MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION
MASTER PORTFOLIO--AUGUST 31, 1999 (Unaudited)
Portfolio of Investments

Security Name                                        Shares        Value
COMMON STOCKS (Continued)
Watson Pharmaceutical Inc+                            2,839    $    101,849
                                                               ------------
                          TOTAL PHARMACEUTICALS
                                        - VALUE                $ 25,497,870
                                        -  COST                $ 19,694,662
PUBLISHING-0.51%
American Greetings Corp Class A                       2,016          55,818
Comcast Corp Class A                                 21,622         705,418
Donnelley (R R) & Sons Co                             3,882         121,798
Dow Jones & Co Inc                                    2,703         135,826
Gannett Co Inc                                        8,181         555,797
Interpublic Group Co Inc                              8,174         323,895
Knight-Ridder Inc                                     2,274         122,654
McGraw-Hill Inc                                       5,801         299,839
Meredith Corp                                         1,561          54,147
New York Times Co Class A                             5,225         204,102
Times Mirror Co Class A                               2,076         119,889
                                                               ------------
                               TOTAL PUBLISHING
                                        - VALUE                $  2,699,183
                                        -  COST                $  2,074,402
RETAIL & RELATED-3.35%
AutoZone Inc+                                         4,419         105,227
Best Buy Co Inc+                                      6,000         421,500
Circuit City Stores Inc                               5,874         252,582
Consolidated Stores Corp+                             3,271          52,745
Costco Wholesale Corp+                                6,493         485,352
CVS Corp                                             11,363         473,695
Dayton-Hudson Corp                                   12,899         748,142
Dillards Inc Class A                                  3,188          74,918
Dollar General Corp                                   6,469         168,194
Eastman Kodak Co                                      9,362         687,522
Federated Department Stores Inc+                      6,172         283,912
Gap Inc                                              25,168         984,698
Harcourt General Inc                                  2,105          92,225
Home Depot Inc                                       43,259       2,644,206
Jostens Inc                                             972          19,562
K Mart Corp+                                         14,498         182,131
Kohls Corp+                                           4,747         338,224
Limited Inc                                           6,280         237,855
Longs Drug Stores Corp                                1,187          37,316
Lowe's Co Inc                                        10,774         487,524
May Department Stores Co                              9,723         379,805

MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION
MASTER PORTFOLIO--AUGUST 31, 1999 (Unaudited)
Portfolio of Investments

Security Name                                       Shares        Value
COMMON STOCKS (Continued)
Nordstrom Inc                                         4,188    $    118,573
Office Depot Inc+                                    10,900         113,769
Penney (J C) Co Inc                                   7,742         280,648
Rite Aid Corp                                         7,492         138,602
Sears Roebuck & Co                                   11,068         415,050
Sherwin Williams Co                                   5,038         122,801
Staples Inc+                                         13,574         295,235
Tandy Corp                                            5,696         269,136
TJX Companies Inc                                     9,395         271,281
Toys R Us Inc+                                        7,219          99,712
Walgreen Co                                          29,181         676,634
WalMart Stores Inc                                  129,972       5,759,384
                                                               ------------
                         TOTAL RETAIL & RELATED
                                        - VALUE                $ 17,718,160
                                        -  COST                $ 12,810,672
SERVICES-0.13%
Block (H R) Inc                                       2,874         159,866
CMS Energy Corp                                       3,483         137,796
Public Service Enterprise Group                       6,452         264,532
Service Corp International                            7,940         109,671
                                                               ------------
                                 TOTAL SERVICES
                                        - VALUE                $    671,865
                                        -  COST                $    729,480
TELECOMMUNICATIONS-6.38%
ADC Telecommunications+                               4,000         148,250
Alltel Corp                                           8,841         597,873
Ameritech Corp                                       32,053       2,023,346
Andrew Corp+                                          2,380          41,650
AT & T Corp                                          92,938       4,182,210
Bell Atlantic Corp                                   45,411       2,781,424
BellSouth Corp                                       55,350       2,504,588
CenturyTel Inc                                        4,127         162,243
Frontier Corp                                         5,053         211,910
GTE Corp                                             28,449       1,952,313
Lucent Technologies Inc                              88,757       5,685,995
MCI WorldCom Inc+                                    54,375       4,118,906
Network Appliance Inc+                                2,100         137,944
NEXTEL Communications Class A+                        8,638         499,384
Nortel Networks Corp                                 38,748       1,591,090
Qualcom Inc+                                          4,400         845,625
SBC Communication Inc                                57,404       2,755,392

MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION
MASTER PORTFOLIO--AUGUST 31, 1999 (Unaudited)
Portfolio of Investments

Security Name                                        Shares        Value
COMMON STOCKS (Continued)
Scientific-Atlanta Inc                                2,168    $    111,110
Sprint Corp                                          25,332       1,124,108
Sprint Corp (PCS Group)+                             12,800         764,800
Tellabs Inc+                                         11,424         680,442
U.S. West Inc                                        14,723         769,277
                                                               ------------
                       TOTAL TELECOMMUNICATIONS
                                        - VALUE                $ 33,689,880
                                        -  COST                $ 21,471,459
TEXTILES-0.01%
Fruit of the Loom Inc Class A+                        2,128          14,896
Springs Industries Inc Class A                          535          20,096
                                                               ------------
                                 TOTAL TEXTILES
                                        - VALUE                $     34,992
                                        -  COST                $     84,619
TOBACCO-0.53%
Fortune Brands Inc                                    4,901         183,788
Philip Morris Co Inc                                 70,431       2,636,761
                                                               ------------
                                  TOTAL TOBACCO
                                        - VALUE                $  2,820,549
                                        -  COST                $  3,189,899
TRANSPORTATION-0.44%
Burlington Northern Santa Fe                         13,690         397,010
Carnival Corp Class A                                17,931         801,292
CSX Corp                                              6,368         278,202
Kansas City Southern Industries                       3,210         148,663
Laidlaw Inc Class B                                   9,657          60,356
Norfolk Southern Corp                                11,033         288,927
Union Pacific Corp                                    7,300         355,419
                                                               ------------
                           TOTAL TRANSPORTATION
                                        - VALUE                $  2,329,869
                                        -  COST                $  2,596,135
UTILITIES-1.24%
AES Corp+                                             5,607         340,275
Ameren Corp                                           4,015         160,851
American Electric Power Inc                           5,631         204,476
Carolina Power & Light Co                             4,708         171,254
Central & South West Corp                             6,185         139,936
Cinergy Corp                                          4,677         142,064
Consolidated Edison Inc                               6,701         294,844
Constellation Energy Group                            4,351         128,898

MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION
MASTER PORTFOLIO--AUGUST 31, 1999 (Unaudited)
Portfolio of Investments


Security Name                                        Shares        Value
COMMON STOCKS (Continued)
Dominion Resources Inc                                5,656    $    261,590
DTE Energy Co                                         4,217         166,308
Duke Power Co                                        10,571         607,833
Edison International                                 10,109         256,516
Entergy Corp                                          7,158         213,398
FirstEnergy Corp                                      6,824         194,911
Florida Progress Corp                                 2,900         135,938
FPL Group Inc                                         5,265         284,310
GPU Inc                                               3,713         126,706
New Century Energies Inc                              3,425         123,728
Niagra Mohawk Holdings Inc+                           5,461          82,598
Northern States Power Co                              4,482         105,607
Pacificorp                                            8,627         176,314
PECO Energy Co                                        5,662         230,019
PG & E Corp                                          11,154         338,106
PP & L Resources Inc                                  4,642         129,976
Reliant Energy Inc                                    8,582         237,614
Sempra Energy                                         6,918         154,358
Southern Co                                          20,364         551,101
Texas Utilities Co                                    8,132         328,838
Unicom Corp                                           6,422         248,050
                                                               ------------
                                TOTAL UTILITIES
                                        - VALUE                $  6,536,417
                                        -  COST                $  6,287,327
                                                               ------------
                            TOTAL COMMON STOCKS
                                        - VALUE                $316,718,558
                                        -  COST                $242,629,898


                                              Interest  Maturity
Principal          Security Name                Rate      Date        Value
             U.S. TREASURY SECURITIES-39.26%
             U.S. TREASURY BONDS-39.26%
$ 6,750,000  U.S. Treasury Bonds                5.25%    11/15/28  $  5,838,750
  5,800,000  U.S. Treasury Bonds                5.25%     2/15/29     5,065,940
  5,800,000  U.S. Treasury Bonds                5.50%     8/15/28     5,181,940
  7,975,000  U.S. Treasury Bonds                6.00%     2/15/26     7,581,234
 12,800,000  U.S. Treasury Bonds                6.13%    11/15/27    12,408,000
  6,000,000  U.S. Treasury Bonds                6.13%     8/15/29     6,046,878
 14,075,000  U.S. Treasury Bonds                6.25%     8/15/23    13,797,906
  6,400,000  U.S. Treasury Bonds                6.38%     8/15/27     6,398,003

MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION
MASTER PORTFOLIO--AUGUST 31, 1999 (Unaudited)
Portfolio of Investments

                                            Interest    Maturity
Principal            Security Name            Rate        Date         Value
                     U.S. TREASURY SECURITIES (Continued)
$ 6,100,000    U.S. Treasury Bonds             6.50%    11/15/26    $  6,180,063
  6,250,000    U.S. Treasury Bonds             6.63%     2/15/27       6,441,406
  6,550,000    U.S. Treasury Bonds             6.75%     8/15/26       6,836,563
  6,800,000    U.S. Treasury Bonds             6.88%     8/15/25       7,191,000
  9,720,000    U.S. Treasury Bonds             7.12%     2/15/23      10,512,792
  5,250,000    U.S. Treasury Bonds             7.25%     8/15/22       5,743,831
  6,700,000    U.S. Treasury Bonds             7.50%    11/15/24       7,604,500
  6,575,000    U.S. Treasury Bonds             7.63%    11/15/22       7,491,391
  6,950,000    U.S. Treasury Bonds             7.63%     2/15/25       8,005,531
  6,600,000    U.S. Treasury Bonds             7.88%     2/15/21       7,649,816
 20,050,000    U.S. Treasury Bonds             8.00%    11/15/21      23,608,875
  7,100,000    U.S. Treasury Bonds             8.13%     5/15/21       8,437,910
  7,450,000    U.S. Treasury Bonds             8.13%     8/15/21       8,863,176
  5,900,000    U.S. Treasury Bonds             8.50%     2/15/20       7,225,659
  5,150,000    U.S. Treasury Bonds             8.75%     5/15/20       6,458,424
 13,475,000    U.S. Treasury Bonds             8.75%     8/15/20      16,915,350
                                                                    ------------
                                                                    $207,484,938
                                                                    ------------
                      TOTAL U.S. TREASURY SECURITIES
                                             - VALUE                $207,484,938
                                             -  COST                $216,049,886

               SHORT TERM INSTRUMENTS-5.38%
               CASH EQUIVALENTS-4.97%
$   259,306    Dreyfus Institutional
               Money Market Fund++                                  $    259,306
 26,000,000    Merrimac Institutional
               Money Market Fund++                                    26,000,000
                                                                    ------------
                                                                    $ 26,259,306

MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION
MASTER PORTFOLIO--AUGUST 31, 1999 (Unaudited)
Portfolio of Investments

                                            Interest    Maturity
Principal            Security Name            Rate        Date        Value
               SHORT TERM INSTRUMENTS (Continued)
               REPURCHASE AGREEMENTS-0.41%
$ 2,174,836    Morgan Stanley Triparty
               Repurchase Agreement
               dated 8/31/99, due 9/1/99
               with a maturity value of
               $2,175,147 and an
               effective yield of 5.14%,
               collateralized by a U.S.
               Treasury Bill with a rate
               of 5.28%, a maturity of
               9/15/99 and a market
               value of $2,225,188                                 $  2,174,836
                                                                   ------------
                                                                   $  2,174,836
                                                                   ------------
                        TOTAL SHORT TERM INSTRUMENTS
                                             - VALUE               $ 28,434,142
                                             -  COST               $ 28,434,141
               TOTAL INVESTMENTS IN
               SECURITIES
               (Cost $487,113,925) **
               (Notes 1 and 3)                          104.58 %   $552,637,638
               Other Assets and
               Liabilities, Net                          (4.58)%    (24,205,690)
                                                        -------     ------------
               TOTAL NET ASSETS                         100.00 %   $528,431,948
                                                        =======     ============

--------------------------------------------------------------------------------
+    Non-income earning securities.
++ Represents investment of collateral received from securities lending transactions. See Note 4.
** Cost for federal income tax purposes is $487,113,925 and net unrealized appreciation consists of:

             Gross Unrealized Appreciation              $85,312,040
             Gross Unrealized Depreciation              (19,788,327)
                                                        -----------
             NET UNREALIZED APPRECIATION                $65,523,713
                                                        ===========

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO--BOND INDEX
MASTER PORTFOLIO--AUGUST 31, 1999 (Unaudited)
Portfolio of Investments

                                       Interest     Maturity
Principal     Security Name              Rate         Date           Value
              CORPORATE BONDS & NOTES-29.06%
              AUTO PARTS & EQUIPMENT-0.46%
$ 1,000,000   Delphi Auto Systems
              Corp                        6.50%        5/1/09    $     921,957
  1,000,000   Goodyear Tire &
              Rubber Co                   6.63%       12/1/06          945,471
                                                                 -------------
                                                                 $   1,867,428
              AUTOMOBILES-1.84%
$ 3,500,000   Chrysler Corp               7.45%        3/1/27    $   3,428,383
    500,000   Ford Motor Co               8.88%        4/1/06          540,161
  3,500,000   General Motors              5.80%        4/9/01        3,465,245
                                                                 -------------
                                                                 $   7,433,789
              BANK & FINANCE-11.36%
  $ 500,000   ABN Amro Bank NV            7.30%       12/1/26    $     467,795
    500,000   African Development Bank    7.75%      12/15/01          514,482
  2,500,000   Associates Corp NA          6.25%       11/1/08        2,320,022
  1,000,000   Associates Corp NA          6.95%       11/1/18          931,760
  1,000,000   Avalon Bay Communities      7.50%        8/1/09          958,721
  1,000,000   Bank of New York Co         6.50%       12/1/03          978,191
  1,000,000   Bank One Corp               8.10%        3/1/02        1,030,677
  1,000,000   BankAmerica Corp            6.25%        4/1/08          929,452
  1,000,000   Chase Manhattan Corp        5.75%       4/15/04          949,377
  1,000,000   CIT Group Holdings          6.63%       6/15/05          967,256
  1,000,000   Citigroup Inc               7.88%       5/15/25        1,027,582
  1,000,000   Diageo PLC                  6.13%       8/15/05          960,303
  1,000,000   Dresdner Bank AG            6.63%       9/15/05          958,784
  2,000,000   Duke Energy Corp            6.00%       12/1/28        1,616,400
  2,000,000   First Union Capital Corp    8.04%       12/1/26        1,946,086
    500,000   First Union Corp            6.63%       7/15/05          486,197
  3,400,000   Ford Motor Credit Co        6.50%       2/28/02        3,381,524
  1,000,000   General Motors
              Acceptance Corp             7.13%        5/1/03        1,003,152
  2,000,000   Household Finance Corp      6.00%        5/1/04        1,900,228
  1,000,000   Household Finance Corp      6.70%       6/15/02          998,039
  4,000,000   Houston Lighting & Power
              Co                          6.50%       4/21/03        3,945,240
    200,000   Interamerica Development
              Bank                        8.40%        9/1/09          221,200
    450,000   Interamerica Development
              Bank                        8.50%       3/15/11          505,459
  1,500,000   Keycorp                     6.75%       3/15/06        1,457,131

MASTER INVESTMENT PORTFOLIO--BOND INDEX
MASTER PORTFOLIO--AUGUST 31, 1999 (Unaudited)
Portfolio of Investments

                                       Interest     Maturity
Principal     Security Name              Rate         Date           Value
              CORPORATE BONDS & NOTES (Continued)
$ 3,500,000   KFW International
              Finance Inc                 7.63%       2/15/04    $    3,643,034
    250,000   KFW International
              Finance Inc                 8.00%       2/15/10           271,388
  1,000,000   Korea Development Bank      7.38%       9/17/04           966,500
    500,000   Lehman Brothers Inc         9.88%      10/15/00           518,377
  1,000,000   Mellon Capital II           8.00%       1/15/27           978,788
  3,000,000   Mellon Financial            6.00%        3/1/04         2,882,970
  1,000,000   Merrill Lynch & Co Inc      6.38%      10/15/08           929,638
    500,000   Skandinaviska Enskilda      6.88%       2/15/09           468,498
  1,200,000   Swiss Bank Corp             7.38%       7/15/15         1,159,860
  4,000,000   Westdeutsche NY             6.05%       1/15/09         3,622,360
                                                                 --------------
                                                                 $   45,896,471
              BEVERAGES-0.80%
$ 1,500,000   Anheuser Busch              9.00%       12/1/09    $    1,717,491
  1,000,000   Coca-Cola Enterprises       8.00%       9/15/22         1,025,479
    500,000   J Seagram & Sons            7.50%      12/15/18           476,242
                                                                 --------------
                                                                 $    3,219,212
              BROADCASTING-1.92%
$ 2,000,000   Comcast Cable
              Communications              8.38%        5/1/07    $    2,080,736
  2,000,000   Time Warner Inc             9.63%        5/1/02         2,130,032
  3,500,000   Viacom Inc                  7.75%        6/1/05         3,524,643
                                                                 --------------
                                                                 $    7,735,411
              CHEMICALS-0.38%
$ 1,000,000   American Home Products
              Corp                        6.50%      10/15/02    $      994,639
    500,000   Dow Chemical Co             8.63%        4/1/06           534,747
                                                                 --------------
                                                                 $    1,529,386
              ELECTRONICS-0.92%
$ 2,800,000   Raytheon Co                 5.95%       3/15/01    $    2,776,584
  1,000,000   Raytheon Co                 7.38%       7/15/25           923,068
                                                                 --------------
                                                                 $    3,699,652
              ENERGY & RELATED-0.25%
$ 1,000,000   Phillips 66 Capital
              Trust II                    8.00%     1/15/2037    $      991,740
                                                                 --------------
              ENTERTAINMENT & LEISURE-1.71%
$ 4,000,000   Disney (Walt) Co            5.13%      12/15/03    $    3,766,608
    500,000   Disney (Walt) Co            6.75%       3/30/06           494,277

MASTER INVESTMENT PORTFOLIO--BOND INDEX
MASTER PORTFOLIO--AUGUST 31, 1999 (Unaudited)
Portfolio of Investments


                                       Interest      Maturity
Principal     Security Name              Rate          Date          Value
              CORPORATE BONDS & NOTES (Continued)
$ 2,500,000   Time Warner
              Entertainment               8.38%       3/15/23    $    2,647,848
                                                                 --------------
                                                                 $    6,908,733
              FOOD & RELATED-0.25%
  $ 500,000   Archer-Daniels-Midland
              Co                          8.38%       4/15/17    $      541,577
    500,000   Imperial Tobacco Group
              PLC                         7.13%        4/1/09           467,912
                                                                 --------------
                                                                 $    1,009,489
              HEALTHCARE-0.25%
$ 1,000,000   Baxter International Inc    7.63%      11/15/02    $    1,022,030
                                                                 --------------
              INSURANCE-0.24%
$ 1,000,000   Aetna Services Inc          7.13%       8/15/06    $      986,203
                                                                 --------------
              INVESTMENT BANKING & BROKERAGE-1.51%
$ 1,000,000   AT & T Capital Corp         6.25%       5/15/01    $      989,641
  4,000,000   Merrill Lynch & Co          6.00%       2/17/09         3,606,288
  1,500,000   Morgan Stanley Group Inc    6.70%        5/1/01         1,504,947
                                                                 --------------
                                                                 $    6,100,876
              MANUFACTURING-0.78%
  $ 500,000   ICI Wilmington              8.75%        5/1/01    $      513,419
  3,000,000   Tyco Intl Group             6.88%       1/15/29         2,657,370
                                                                 --------------
                                                                 $    3,170,789
              PUBLIC ADMINISTRATION-1.39%
$ 1,500,000   Northern State Power        6.50%        3/1/28    $    1,310,405
  1,500,000   Saks Inc                    7.50%       12/1/10         1,387,346
    500,000   Tennessee Valley
              Authority                   6.13%       7/15/03           491,429
  2,600,000   Tennessee Valley
              Authority                   6.25%      12/15/17         2,414,953
                                                                 --------------
                                                                 $    5,604,133
              RETAIL & RELATED-1.27%
$ 2,000,000   JC Penny Co Inc             8.25%       8/15/22    $    1,989,540
  1,000,000   Wal-Mart Stores             7.25%        6/1/13         1,010,329
  2,000,000   Wal-Mart Stores             8.50%       9/15/24         2,123,134
                                                                 --------------
                                                                 $    5,123,003
              SERVICES-0.47%
$ 1,000,000   Amoco Canada                7.25%       12/1/02    $    1,009,720

MASTER INVESTMENT PORTFOLIO--BOND INDEX
MASTER PORTFOLIO--AUGUST 31, 1999 (Unaudited)
Portfolio of Investments

                                       Interest   Maturity
Principal   Security Name               Rate        Date          Value
            CORPORATE BONDS & NOTES (Continued)
$1,000,000  Service Corp Intl           6.00%     12/15/05    $        891,883
                                                              ----------------
                                                              $      1,901,603
            TELECOMMUNICATIONS-2.32%
$  250,000  Bell Telephone Canada       9.50%     10/15/10    $        287,958
 1,000,000  Cable & Wireless
            Communication               6.63%       3/6/05             999,116
 2,500,000  Motorola Inc                7.50%      5/15/25           2,434,420
   500,000  New York Telecom            6.00%      4/15/08             464,064
 4,000,000  Sprint Cap Corp             6.13%     11/15/08           3,657,188
 1,500,000  Worldcom Inc                7.55%       4/1/04           1,539,185
                                                              ----------------
                                                              $      9,381,931
            TRANSPORTATION-0.25%
$1,000,000  Norfolk Southern Corp       7.80%      5/15/27    $        994,086
                                                              ----------------
            UTILITIES-0.69%
$1,000,000  Enersis SA                  7.40%      12/1/16    $        843,354
 1,000,000  Texas Utilities             6.38%       1/1/08             931,256
 1,000,000  Virginia Electric &
            Power Co                    7.38%       7/1/02           1,017,336
                                                              ----------------
                                                              $      2,791,946
                                                              ----------------

            TOTAL CORPORATE BONDS & NOTES
                                  -VALUE                      $    117,367,911
                                  - COST                      $    125,179,119

            FOREIGN GOVERNMENT BONDS & NOTES++-269%
$1,000,000 British Columbia
            (Province of)               6.50%      1/15/26    $        924,350
 2,000,000  Corp Andina De
            Fomento                     7.75%       3/1/04           1,927,670
 2,000,000  Hydro Quebec                8.40%      1/15/22           2,172,800
 1,200,000  New Brunswick               7.63%      6/29/04           1,239,456
   750,000  Ontario (Province of)       7.63%      6/22/04             777,052
 2,300,000  Ontario (Province of)       7.75%       6/4/02           2,371,047
 1,000,000  Republic of Chile           6.88%      4/28/09             921,500
   500,000  Victoria (Province of)
                                        8.45%      10/1/01             519,508
                                                              ----------------
            TOTAL FOREIGN GOVERNMENT
            BONDS & NOTES
                                       -VALUE                 $     10,853,383
                                       - COST                 $     11,314,266

MASTER INVESTMENT PORTFOLIO--BOND INDEX
MASTER PORTFOLIO--AUGUST 31, 1999 (Unaudited)
Portfolio of Investments

                                         Interest     Maturity
Principal     Security Name               Rate          Date        Value
              U.S. GOVERNMENT AGENCY SECURITIES-13.12%
              FEDERAL AGENCY - OTHER-1.20%
$ 2,150,000   Financing Corp              8.60%       9/26/19   $     2,534,846
    500,000   Financing Corp              9.65%       11/2/18           643,460
  1,285,000   Financing Corp              9.80%        4/6/18         1,669,239
                                                                ---------------
                                                                $     4,847,545

              FEDERAL HOME LOAN BANK-2.52%
$ 5,500,000   Federal Home Loan
              Bank                        5.02%       2/11/02   $     5,343,597
  1,500,000   Federal Home Loan
              Bank                        5.40%       1/15/03         1,452,867
  1,000,000   Federal Home Loan
              Bank                        5.50%       1/21/03           971,393
  2,500,000   Federal Home Loan
              Bank                        6.09%        6/2/06         2,419,875
                                                                ---------------
                                                                $    10,187,732

              FEDERAL HOME LOAN MORTGAGE CORPORATION-5.06%
$ 4,000,000   Federal Home Loan
              Mortgage Corp               5.00%       1/15/04   $     3,767,084
  3,400,000   Federal Home Loan
              Mortgage Corp               5.13%      10/15/08         3,007,164
  3,000,000   Federal Home Loan
              Mortgage Corp               5.25%       2/16/01         2,964,360
  2,000,000   Federal Home Loan
              Mortgage Corp               5.38%        3/1/01         1,978,586
  1,000,000   Federal Home Loan
              Mortgage Corp               5.50%       5/15/02           979,486
  3,000,000   Federal Home Loan
              Mortgage Corp               5.75%       7/15/03         2,927,289
    500,000   Federal Home Loan
              Mortgage Corp               5.75%       3/15/09           461,296
  3,500,000   Federal Home Loan
              Mortgage Corp               5.90%        5/4/04         3,382,918
  1,000,000   Federal Home Loan
              Mortgage Corp               6.30%        6/1/04           976,520
                                                                ---------------
                                                                $    20,444,703
              FEDERAL NATIONAL MORTGAGE ASSOCIATION-4.34%
$ 1,000,000   Federal National
              Mortgage Assoc              0.00%        6/1/17   $       296,579
  2,104,000   Federal National
              Mortgage Assoc              5.13%       2/13/04         1,989,187
  1,000,000   Federal National
              Mortgage Assoc              5.25%       1/15/09           890,262
  1,000,000   Federal National
              Mortgage Assoc              5.38%       3/15/02           982,937

MASTER INVESTMENT PORTFOLIO--BOND INDEX
MASTER PORTFOLIO--AUGUST 31, 1999 (Unaudited)
Portfolio of Investments

                                       Interest    Maturity
Principal     Security Name              Rate        Date          Value
              U.S. GOVERNMENT AGENCY SECURITIES (Continued)
$ 2,000,000   Federal National
              Mortgage Assoc           5.38%       1/16/01    $      1,982,508
  1,000,000   Federal National
              Mortgage Assoc           5.75%       6/15/05             959,317
  2,000,000   Federal National
              Mortgage Assoc           5.75%       2/15/08           1,865,308
    600,000   Federal National
              Mortgage Assoc           5.88%       4/23/04             577,939
  5,000,000   Federal National
              Mortgage Assoc           6.26%       2/25/09           4,656,555
    394,222   Federal National
              Mortgage Assoc           6.38%       6/15/09             380,954
  1,000,000   Federal National
              Assoc                    6.45%       2/14/02             993,409
  1,400,000   Federal National
              Mortgage Assoc           6.80%       1/10/03           1,414,753
    500,000   Federal National
              Mortgage Assoc           7.55%       4/22/02             514,727
                                                              ----------------
                   TOTAL U.S. GOVERNMENT AGENCY
                   SECURITIES                                 $     17,504,435
                                                              ----------------
                                       -VALUE                 $     52,984,415
                                       - COST                 $     55,001,632

              U.S. TREASURY SECURITIES-52.57%
              U.S. TREASURY BONDS-16.90%
 $ 700,000    U.S. Treasury Bonds      5.25%       2/15/29    $        611,407
 2,800,000    U.S. Treasury Bonds      5.50%       8/15/28           2,501,626
 1,200,000    U.S. Treasury Bonds      6.00%       2/15/26           1,140,750
 1,600,000    U.S. Treasury Bonds      6.13%      11/15/27           1,551,000
 1,500,000    U.S. Treasury Bonds      6.50%      11/15/26           1,519,687
 1,500,000    U.S. Treasury Bonds      7.13%       2/15/23           1,622,344
 4,100,000    U.S. Treasury Bonds      7.25%       5/15/16           4,419,033
   500,000    U.S. Treasury Bonds      7.50%      11/15/16             552,344
 7,300,000    U.S. Treasury Bonds      7.63%       2/15/25           8,408,687
 2,500,000    U.S. Treasury Bonds      7.88%       2/15/21           2,897,657
 7,100,000    U.S. Treasury Bonds      8.00%      11/15/21           8,360,250
 9,250,000    U.S. Treasury Bonds      8.13%       8/15/19          10,920,781
   800,000    U.S. Treasury Bonds      8.75%       5/15/17             988,000
 1,000,000    U.S. Treasury Bonds      9.13%       5/15/09           1,117,813
 1,500,000    U.S. Treasury Bonds      9.13%       5/15/18           1,922,344
 2,100,000    U.S. Treasury Bonds     10.38%      11/15/12           2,626,970

MASTER INVESTMENT PORTFOLIO--BOND INDEX
MASTER PORTFOLIO--AUGUST 31, 1999 (Unaudited)
Portfolio oF Investments

                                       Interest     Maturity
Principal     Security Name               Rate       Date         Value
              U.S. TREASURY SECURITIES (Continued)
$ 8,550,000   U.S. Treasury Bonds        11.25%     2/15/15    $     12,595,219
  1,100,000   U.S. Treasury Bonds        12.00%     8/15/13           1,515,250
  2,000,000   U.S. Treasury Bonds        13.25%     5/15/14           2,978,750
                                                               ----------------
                                                               $     68,249,912
              U.S. TREASURY NOTES-35.67%
$ 8,500,000   U.S. Treasury Notes         4.00%    10/31/00    $      8,343,286
 10,000,000   U.S. Treasury Notes         4.50%     1/31/01           9,840,630
  5,500,000   U.S. Treasury Notes         4.63%    12/31/00           5,424,375
  8,700,000   U.S. Treasury Notes         4.75%    11/15/08           7,876,223
    500,000   U.S. Treasury Notes         5.25%     5/31/01             495,938
  1,000,000   U.S. Treasury Notes         5.50%     7/31/01             995,313
  2,100,000   U.S. Treasury Notes         5.50%     1/31/03           2,073,750
  2,100,000   U.S. Treasury Notes         5.63%    11/30/00           2,100,000
  1,000,000   U.S. Treasury Notes         5.63%     2/28/01             998,750
  3,300,000   U.S. Treasury Notes         5.63%     5/15/08           3,186,563
  1,600,000   U.S. Treasury Notes         5.75%    11/30/02           1,593,000
  1,000,000   U.S. Treasury Notes         5.75%     4/30/03             993,750
 14,000,000   U.S. Treasury Notes         5.75%     8/15/03          13,908,132
    850,000   U.S. Treasury Notes         5.88%    11/30/01             851,594
  1,000,000   U.S. Treasury Notes         5.88%     2/15/04             997,813
  1,500,000   U.S. Treasury Notes         5.88%    11/15/05           1,481,250
  1,200,000   U.S. Treasury Notes         6.13%    12/31/01           1,207,876
  3,300,000   U.S. Treasury Notes         6.13%     8/15/07           3,287,625
  2,800,000   U.S. Treasury Notes         6.25%    10/31/01           2,825,376
  1,000,000   U.S. Treasury Notes         6.25%     1/31/02           1,009,688
  2,000,000   U.S. Treasury Notes         6.25%     2/28/02           2,020,000
  3,000,000   U.S. Treasury Notes         6.25%     6/30/02           3,031,875
 10,800,000   U.S. Treasury Notes         6.25%     2/15/03          10,904,630
  8,700,000   U.S. Treasury Notes         6.38%     3/31/01           8,778,848
  1,000,000   U.S. Treasury Notes         6.38%     9/30/01           1,011,563
  4,700,000   U.S. Treasury Notes         6.38%     8/15/02           4,764,625
  2,250,000   U.S. Treasury Notes         6.50%     5/31/01           2,278,125
  1,400,000   U.S. Treasury Notes         6.50%     5/15/05           1,426,688
  2,800,000   U.S. Treasury Notes         6.50%     8/15/05           2,852,500
  1,400,000   U.S. Treasury Notes         6.50%    10/15/06           1,423,188
  2,000,000   U.S. Treasury Notes         6.63%     6/30/01           2,028,750
  1,900,000   U.S. Treasury Notes         7.00%     7/15/06           1,984,313
 11,050,000   U.S. Treasury Notes         7.25%     8/15/04          11,623,219
  8,200,000   U.S. Treasury Notes         7.50%    11/15/01           8,484,442
  3,000,000   U.S  Treasury Notes         7.50%     5/15/02           3,122,814

MASTER INVESTMENT PORTFOLIO--BOND INDEX
MASTER PORTFOLIO--AUGUST 31, 1999 (Unaudited)
Portfolio of Investments

                                         Interest  Maturity
Principal     Security Name                Rate      Date        Value
              U.S. TREASURY SECURITIES (Continued)
$ 1,300,000   U.S. Treasury Notes         7.50%     2/15/05    $      1,383,688
  4,300,000   U.S. Treasury Notes         7.88%     8/15/01           4,465,283
  2,900,000   U.S. Treasury Notes         8.00%     5/15/01           3,005,125
                                                               ----------------
                                                               $    144,080,608
                                                               ----------------
                 TOTAL U.S. TREASURY SECURITIES
                                         -VALUE                $    212,330,520
                                         - COST                $    220,196,166

              SHORT TERM INSTRUMENTS-6.66%
              CASH EQUIVALENTS-5.33%
 $   9,863    Dreyfus Institutional
              Money Market Fund+                               $          9,863
 3,900,000    Janus Institutional
              Money Market Fund+                                      3,900,000
17,600,000    Merrimac
              Institutional Money
              Market Fund+                                           17,600,000
                                                               ----------------
                                                               $     21,509,863

MASTER INVESTMENT PORTFOLIO--BOND INDEX
MASTER PORTFOLIO--AUGUST 31, 1999 (Unaudited)
Portfolio of Investments

                                   Interest        Maturity
Principal     Security Name          Rate            Date            Value
              SHORT TERM INSTRUMENTS (CONTINUED)
              REPURCHASE AGREEMENTS-1.23%
$ 4,984,987   Morgan Stanley
              Triparty Repurchase
              Agreement dated
              8/31/99, due 9/1/99
              with a maturity value
              of $4,985,698, and an
              effective yield of
              5.14% collaterized by
              a U.S. Treasury Bill
              with a rate of 5.28%,
              a maturity of 9/15/99
              and a market value of
              $5,088,994.                                        $      4,984,987
                                                                 ----------------
                                                                 $      4,984,987
                                                                 ----------------
                   TOTAL SHORT TERM INSTRUMENTS
                                         -VALUE                  $     26,494,850
                                         - COST                  $     26,494,850
              TOTAL INVESTMENTS IN
              SECURITIES
              (Cost $438,186,033)**
              (Notes 1 and 3)                        104.00%     $    420,031,079

              Other Assets and
              Liabilities, Net                        (4.00)%        (16,153,436)
                                                   ----------    ----------------
              TOTAL NET ASSETS                        100.00%    $    403,877,643
                                                   ==========    ================

________________________________________________________________________________
+ Represents investment of collateral received from securities lending transactions. See Note 4.
++ Investment is denominated in U.S. Dollars.
** Cost for federal income tax purposes is $438,186,033 and net unrealized appreciation consists of:

          Gross Unrealized Appreciation          $    448,086
          Gross Unrealized Depreciation           (18,603,040)
                                                 -------------
          NET UNREALIZED DEPRECIATION            $(18,154,954)
                                                 =============

The accompanying notes are an integral part of these financial statements.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIO
AUGUST 31, 1999 (Unaudited)
Portfolio of Investments

                                             LifePath 2000               LifePath 2010
                                 -------------------------   -------------------------
                                      Shares         Value        Shares         Value
--------------------------------------------------------------------------------------
COMMON STOCKS

Percent of Net Assets                                20.40%                      40.81%
ADVERTISING
Percent of Net Assets                                 0.03%                       0.04%
Doubleclick Inc+                           0   $        --             0   $        --
Lamar Advertising Co+                      0            --             0            --
Omnicom Group                            211        15,904           615        46,356
Outdoor Systems Inc+                     350        11,309           680        21,972
R.R. Donnelley Corp                       36           623           252         4,363
Snyder Communications Inc+                 0            --           152         3,097
Speedway Motorsports+                      0            --             0            --
Talk.com Inc+                            100         1,031           540         5,569
TMP Worldwide Inc+                         0            --             0            --
Young & Rubicam Inc                      100         4,462            64         2,856
                                               -----------                 -----------
               TOTAL ADVERTISING
                          -VALUE               $    33,329                 $    84,213
                           -COST               $    17,674                 $    55,083
AEROSPACE & DEFENSE
Percent of Net Assets                                 0.21%                       0.46%
Allied Signal Inc                        492   $    30,135         3,425   $   209,781
Boeing Co                              1,002        45,403         6,187       280,348
Briggs & Stratton Corp                    42         2,557           158         9,618
Cordant Technologies Inc                 232         9,599           240         9,930
GenCorp Inc                                0            --             0            --
General Dynamics Corp                    316        19,908         1,137        71,631
Lockheed Martin Corp                     410        15,170         2,433        90,021
Newport News Shipbuilding                 64         2,012           257         8,079
Northrop Grumman Corp                    129         9,352           429        31,103
Primex Technologies Inc                   94         1,962            98         2,046
Rockwell International Corp              220        13,008         1,214        71,778
Sequa Corp Class A+                      110         7,439             0            --
Stewart & Stevenson Services             364         4,323           334         3,966
Textron Inc                              237        19,138           949        76,632
United Technologies Corp                 658        43,510         2,479       163,924
                                               -----------                 -----------
       TOTAL AEROSPACE & DEFENSE
                          -VALUE               $   223,516                 $ 1,028,857
                           -COST               $   181,281                 $   818,082
AIRLINES
Percent of Net Assets                                 0.18%                       0.32%
Airborne Freight Corp                    100   $     2,519           504   $    12,694
Airtran Holdings Inc+                    300         1,659           176           973
AMR Corp+                                244        14,304         1,067        62,553
British Airways PLC ADR (UK)             490        32,554         1,900       126,231
Comair Holdings Inc                      350         7,394           956        20,195
Continental Airlines Class B+            300        12,244           328        13,386

MASTER INVESTMENT PORTFOLIO--LIFEPATH
MASTER PORTFOLIO--AUGUST 31, 1999 (Unaudited)

             LifePath 2020               LifePath 2030               LifePath 2040
 -------------------------   -------------------------   -------------------------
      Shares         Value        Shares         Value        Shares         Value
 ---------------------------------------------------------------------------------
                    64.24%                      77.96%                      95.80%

                     0.08%                       0.11%                       0.13%
           0     $     --              0    $      --            100    $   9,987
         100        4,175            100        4,175            100        4,175
       2,465      185,799          2,095      157,911          4,756      358,483
       1,424       46,013          2,054       66,370          4,315      139,428
         550        9,522            489        8,466          1,320       22,853
         514       10,473            425        8,659          1,113       22,677
           0           --              0           --            100        3,731
       1,077       11,107            993       10,240          2,155       22,223
         100        5,537            100        5,537            100        5,537
         238       10,621            246       10,978            783       34,941
              -----------                 -----------                 -----------

              $   283,247                 $   272,336                 $   624,035
              $   176,974                 $   182,593                 $   411,084

                     0.73%                       0.89%                       1.06%
       8,616  $   527,730          7,622  $   466,847         16,337  $ 1,000,641
      16,648      754,363         13,842      627,216         29,705    1,346,008
         452       27,516            459       27,942            654       39,812
         768       31,776            621       25,694          1,766       73,068
         425        9,137              0           --              0           --
       2,864      180,432          2,446      154,098          5,447      343,161
       6,050      223,850          5,286      195,582         11,264      416,768
         539       16,945            415       13,047            847       26,628
         943       68,368            869       63,002          1,948      141,230
         188        3,924            152        3,173            222        4,634
       3,339      197,418          2,673      158,041          5,506      325,542
         120        8,115             91        6,154              0           --
         434        5,154            326        3,871            846       10,046
       2,676      216,087          2,224      179,588          4,938      398,743
       6,778      448,195          5,600      370,300         13,415      887,067
              -----------                 -----------                 -----------


              $ 2,719,010                 $ 2,294,555                 $ 5,013,348
              $ 2,108,061                 $ 1,792,969                 $ 4,359,911


                    0.49%                       0.60%                       0.75%
       1,315  $    33,122          1,050  $    26,447          2,550  $    64,228
         450        2,489            278        1,538            719        3,977
       2,969      174,058          2,372      139,058          5,449      319,448
       4,395      291,993          4,029      267,677          8,899      591,227
       2,103       44,426          2,008       42,419          4,239       89,549
       1,027       41,914          1,050       42,853          2,661      108,602

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIO
AUGUST 31, 1999 (Unaudited)
Portfolio of Investments

                                             LifePath 2000               LifePath 2010
                                 -------------------------   -------------------------
                                      Shares         Value        Shares         Value
--------------------------------------------------------------------------------------
COMMON STOCKS (Continued)

Delta Air Lines Inc                      252   $    12,805           953   $    48,424
FDX Corp+                                324        13,750         1,804        76,557
Japan Air Lines Co ADR (Japan)         7,308        55,723        30,340       231,342
KLM Royal Dutch Airlines ADR
  (Netherlands)                          193         5,247           855        23,245
Northwest Airlines Corp
  Class A+                               100         2,950           516        15,222
Southwest Airlines Co                    473         7,893         2,837        47,342
UAL Corp+                                300        19,444           504        32,665
USAirways Group Inc+                      13           401           428        13,188
                                               -----------                 -----------
                  TOTAL AIRLINES
                          -VALUE               $   188,887                 $   724,017
                           -COST               $   213,133                 $   728,979
APPAREL
Percent of Net Assets                                 0.02%                       0.07%
Brown Shoe Company Inc                    31   $       539           158   $     2,745
Hartmarx Corp+                            81           334           202           833
Land's End Inc+                            0            --             0            --
Liz Claiborne Inc                         81         2,977           455        16,721
Nike Inc Class B                         193         8,926         1,786        82,602
OshKosh B'Gosh Class A                    52           838            86         1,387
Phillips Van Heusen Corp                   0            --             0            --
Reebok International Ltd+                137         1,618           409         4,831
Russell Corp                              65         1,089           283         4,740
Stride Rite Corp                          63           547           330         2,867
Too Inc+                                  28           494           216         3,799
VF Corp                                  120         4,320           756        27,216
Warnaco Group Inc Class A                100         2,200           792        17,424
                                               -----------                 -----------
                   TOTAL APPAREL
                          -VALUE               $    23,882                 $   165,165
                           -COST               $    24,584                 $   182,586
AUTO PARTS & EQUIPMENT
Percent of Net Assets                                 0.12%                       0.24%
Bandag Inc                                 0   $        --            88   $     2,926
Bandag Inc Class A                       100         2,656            88         2,337
Breed Technologies Inc+                    0            --             0            --
Cooper Tire & Rubber Co                   65         1,235           514         9,766
Dana Corp                                219         9,540           981        42,735
Delphi Automotive Systems Corp           531         9,956         2,781        52,144
Deluxe Corp                               64         2,180           514        17,508
Eaton Corp                                76         7,448           459        44,982
Genuine Parts Co                          79         2,281         1,069        30,867
Goodyear Tire & Rubber Co                247        13,863           925        51,916
Illinois Tool Works Inc                  309        24,083         1,308       101,942

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIO
AUGUST 31, 1999 (Unaudited)

           LifePath 2020               LifePath 2030               LifePath 2040
------------------------   -------------------------   -------------------------
    Shares         Value        Shares         Value        Shares         Value
--------------------------------------------------------------------------------
       2,476 $   125,812         2,125   $   107,977         4,505   $   228,910
       4,726     200,560         3,998       169,665         8,736       370,734
      76,075     580,072        62,174       474,077       132,887     1,013,263
       1,871      50,868         1,497        40,700         3,778       102,714
       1,052      31,034         1,686        49,737         3,710       109,445
       8,146     135,936         6,580       109,804        16,236       270,938
       1,052      68,183           871        56,452         2,991       193,854
       1,178      36,297           975        30,042         2,352        72,471
             -----------                 -----------                 -----------

             $ 1,816,764                 $ 1,558,446                 $ 3,539,360
             $ 1,756,178                 $ 1,503,455                 $ 3,428,385

                    0.12%                       0.13%                       0.15%
         296 $     5,143           197   $     3,423           224   $     3,892
         441       1,819           416         1,716           646         2,665
         479      24,130             0            --             0            --
         879      32,303           809        29,731         1,798        66,076
       4,774     220,797         3,956       182,965         8,257       381,886
         400       6,450           152         2,451           392         6,321
         359       3,052           259         2,201             0            --
         916      10,820           713         8,422         1,454        17,175
         547       9,162           516         8,643           746        12,495
         883       7,671           731         6,351         1,381        11,997
         527       9,263           450         7,896           932        16,361
       2,009      72,324         1,716        61,776         3,621       130,356
       1,502      33,044         1,139        25,058         2,726        59,972
             -----------                 -----------                 -----------

             $   435,978                 $   340,633                 $   709,196
             $   466,647                 $   376,648                 $   858,750

                    0.36%                       0.44%                       0.52%
         175 $     5,819            89   $     2,959           265   $     8,811
         175       4,648           179         4,755           353         9,377
           0          --             0            --           189           130
       1,101      20,919           918        17,442         1,987        37,753
       2,760     120,233         2,183        95,097         4,672       203,524
       7,385     138,469         6,078       113,962        13,028       244,275
       1,191      40,568         1,067        36,345         1,984        67,580
       1,049     102,802           879        86,142         1,894       185,612
       2,869      82,842         2,228        64,334         4,991       144,115
       2,758     154,793         2,247       126,113         4,736       265,808
       3,597     280,341         2,819       219,706         6,797       529,741

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIO
AUGUST 31, 1999 (Unaudited)
Portfolio of Investments

                                                         LifePath 2000               LifePath 2010
                                             -------------------------   -------------------------
                                                  Shares         Value        Shares         Value
--------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
ITT Industries Inc                                   126   $     4,260           731   $    24,717
Lear Corp+                                           200         8,037           516        20,737
Mascotech Inc                                          0            --           264         4,554
Meritor Automotive Inc                               170         3,708           994        21,682
Modine Manufacturing Co                              309         9,193           220         6,545
Navistar International Corp+                         124         6,030           456        22,173
PACCAR Inc                                            93         5,127           552        30,429
Strattec Security Corp+                               10           349            25           873
Superior Industries International Inc                322         9,016           229         6,412
The Pep Boys - Manny Moe & Jack                      149         2,170           469         6,830
TRW Inc                                              121         6,594           715        38,967
                                                           -----------                 -----------
     TOTAL AUTO PARTS & EQUIPMENT
                           -VALUE                          $   127,726                 $   541,042
                            -COST                          $   104,741                 $   450,114
AUTOMOBILES
Percent of Net Assets                                             0.66%                       1.28%
Autonation Inc+                                    1,600   $    20,700         4,016   $    51,957
Daimler-Chrysler AG                                3,789       284,885        15,398     1,157,737
Fiat SpA ADR                                       1,549        50,342         5,615       182,488
Ford Motor Co                                      1,381        71,985         8,127       423,620
General Motors Corp Class A                          761        50,321         4,052       267,939
Harley-Davidson Inc                                  736        40,112         1,560        85,020
Hertz Corp Class A                                   100         4,031           264        10,642
Honda Motor Co Ltd ADR (Japan)                       433        35,100         1,785       144,697
Nissan Motor Co Ltd ADR (Japan)                    2,735        31,282        11,226       128,397
Toyota Motor Corp ADR (Japan)                      1,678       105,609         6,761       425,520
                                                           -----------                 -----------
                TOTAL AUTOMOBILES
                           -VALUE                          $   694,367                 $ 2,878,017
                            -COST                          $   559,167                 $ 2,232,254
BANK & FINANCE
Percent of Net Assets                                             2.11%                       4.35%
Advanta Corp Class B                                 163   $     2,486           143   $     2,181
Allied Irish Banks PLC ADR (Ireland)               4,438       114,833        16,406       424,505
American Express Corp                                341        46,887         2,414       331,925
Ameritrade Holding Corp Class A+                     100         2,037           100         2,037
Amsouth Bancorp                                      900        19,687         2,181        47,709
Associated Banc Corp                                 150         5,287           538        18,964
Associates First Capital Corp                        782        26,832         4,156       142,603
Astoria Financial Corp                               330        10,849           481        15,813
Avalonbay Communities Inc                              0            --           692        24,393
Banco Bilbao Vizcaya ADR (Spain)                   3,310        44,478        11,708       157,326
Bancwest Corp                                        200         8,362            64         2,676
Bank of America Corp                               1,683       101,822        10,636       643,478

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIO
AUGUST 31, 1999 (Unaudited)

             LifePath 2020               LifePath 2030               LifePath 2040
 -------------------------   -------------------------   -------------------------
      Shares         Value        Shares         Value        Shares         Value
 ---------------------------------------------------------------------------------
         2,061 $    69,688         1,624   $    54,912         3,252   $   109,958
         1,027      41,273           961        38,620         2,473        99,384
             0          --           357         6,158           807        13,921
         1,868      40,746         1,814        39,568         3,730        81,361
           408      12,138           299         8,895           442        13,149
           897      43,617           854        41,526         1,854        90,151
         1,133      62,457         1,018        56,117         1,903       104,903
            63       2,201            44         1,537             0            --
           398      11,144           296         8,288           450        12,600
           947      13,791           799        11,635         1,715        24,975
         2,015     109,818         1,725        94,012         3,633       197,999
               -----------                 -----------                 -----------

               $ 1,358,307                 $ 1,128,123                 $ 2,445,127
               $ 1,125,474                 $   919,066                 $ 2,158,603

                      1.86%                       2.30%                       2.49%
         7,889 $   102,064         6,822   $    88,260        19,098   $   247,080
        35,749   2,687,878        31,555     2,372,542        55,389     4,164,560
        13,350     433,875        11,689       379,876        25,726       836,079
        20,892   1,088,996        17,108       891,755        35,120     1,830,630
        10,667     705,355         8,899       588,446        19,015     1,257,367
         2,921     159,194         2,557       139,356         5,700       310,650
           426      17,173           536        21,607           960        38,700
         4,477     362,917         3,642       295,230         7,644       619,642
        28,354     324,299        23,199       265,339        49,557       566,808
        17,081   1,075,035        13,969       879,174        29,744     1,872,013
               -----------                 -----------                 -----------

               $ 6,956,786                 $ 5,921,585                 $11,743,529
               $ 5,599,901                 $ 4,743,860                 $ 9,884,943

                      6.65%                       8.17%                      10.04%
           238 $     3,629           194   $     2,958           336   $     5,124
        34,669     897,060        32,445       839,514        71,333     1,845,741
         7,147     982,713         5,758       791,725        14,656     2,015,200
           200       4,075           100         2,037           300         6,112
         3,540      77,437         3,230        70,656         9,210       201,469
           786      27,706           737        25,979         3,280       115,620
        11,117     381,452         9,264       317,871        19,811       679,765
           781      25,675         1,144        37,609         2,647        87,020
         1,490      52,522         1,229        43,322           300        10,575
        27,795     373,495        24,603       330,603        54,781       736,120
           426      17,812           246        10,286         1,048        43,819
        28,114   1,700,897        23,327     1,411,284        50,332     3,045,086

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIO
AUGUST 31, 1999 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

                                                    LifePath 2000               LifePath 2010
                                        -------------------------   -------------------------
                                             Shares         Value        Shares         Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
Bank of New York Inc                            788   $    28,171         4,589   $   164,057
Bank One Corp                                 1,185        47,552         7,223       289,823
BankBoston Corp                                 222        10,309         1,729        80,290
BB&T Corp                                       210         7,035         1,739        58,256
Bear Stearns Co Inc                             189         7,867           750        31,219
Banco Santander Central ADR                  10,254       103,181        37,548       377,827
Campstead Mortgage Corp                           0            --           352         1,606
Capital One Financial Corp                        0            --         1,175        44,356
CCB Financial Corp                              200         9,450           152         7,182
Centura Banks Inc                               200         9,262           352        16,302
Charter One Financial Inc                       542        12,686         1,198        28,041
Chase Manhattan                               1,178        98,584         4,173       349,228
Citigroup Inc                                 3,557       158,064        20,910       929,188
City National Corp                              100         3,319           328        10,885
CNB Bancshares Inc                                0            --           152         8,683
Colonial BancGroup Inc                          100         1,237           100         1,237
Comdisco Inc                                    448         9,436         1,062        22,368
Comerica Inc                                    194        10,100           872        45,399
Commerce Bancshares Inc                         251         9,271           578        21,350
Commercial Federal Corp                           0            --           704        16,368
Compass Bancshares Inc                          500        13,281           888        23,588
ContiFinancial Corp+                              0            --            88           115
Countrywide Credit Industries Inc                94         3,020           695        22,327
Credit Acceptance Corp+                         200         1,175           176         1,034
Crescent Operating Inc+                           0            --            70           332
Crescent Real Estate Co                         500        10,375         1,032        21,414
Cullen/Frost Bankers Inc                          0            --           504        13,167
Dime Bancorp Inc                                600        11,025         1,120        20,580
DLJDirect+                                        0            --             0            --
Donaldson Lufkin & Jenrette Inc                 200         9,562           152         7,267
Duke Realty Investments                         200         4,487         1,056        23,694
E*Trade Group Inc+                              100         2,500           100         2,500
Edwards A G & Sons Inc                          382         9,598         1,070        26,884
Equifax Inc                                      61         1,860           600        18,300
Federal Home Loan Mortgage Corp                 703        36,204         3,544       182,516
Federal National Mortgage Assoc               1,021        63,430         6,304       391,636
Federated Investors Inc Class B                 100         1,837           100         1,837
Fifth Third Bancorp                             349        23,121         1,318        87,318
Financial Security Assurance Holdings             0            --             0            --
Finova Group Inc                                200         7,600           416        15,808
First American Corp                             500        20,062         1,004        40,285
First Security Corp                             841        18,239         1,420        30,796
First Tennessee National Corp                   616        19,712         1,278        40,896
First Union Corp                                911        37,806         5,793       240,411
First Virginia Banks Inc                        238        10,531           390        17,257

MASTER INVESTMENT PORTFOLIO-LIFEPATH MASTER PORTFOLIO--
AUGUST 31, 1999 (Unaudited)

                   LifePath 2020                 LifePath 2030                 LifePath 2040
    ----------------------------   ---------------------------   ---------------------------
          Shares           Value        Shares           Value        Shares           Value
--------------------------------------------------------------------------------------------
          12,000   $     429,000        10,171   $     363,613        21,651   $     774,023
          19,066         765,023        15,817         634,657        33,887       1,359,716
           4,938         229,308         3,833         177,995         8,519         395,601
           4,664         156,244         3,737         125,189         8,089         270,981
           1,972          82,085         1,751          72,885         3,393         141,234
          77,228         777,107        74,088         745,510       156,336       1,573,131
             801           3,655           725           3,308         1,525           6,958
             200           7,550         1,965          74,179           110           4,152
             601          28,397           514          24,286         1,478          69,835
             338          15,654           725          33,577         1,225          56,733
           2,545          59,564         2,138          50,043         6,919         161,948
          11,985       1,002,995         9,630         805,911        22,982       1,923,306
          55,617       2,471,480        45,801       2,035,282        99,507       4,421,842
             864          28,674           782          25,953         2,031          67,404
             200          11,425           100           5,712           100           5,712
             400           4,950           200           2,475           400           4,950
           3,000          63,188         2,653          55,879         6,229         131,198
           2,717         141,454         2,210         115,058         4,534         236,051
             970          35,829           854          31,545         3,265         120,595
             300           6,975           100           2,325           300           6,975
           1,956          51,956         2,311          61,386         5,415         143,836
             275             361           278             365           630             827
           1,867          59,977         1,561          50,147         3,184         102,286
               0              --           278           1,633           542           3,184
               0              --             0              --           277           1,316
           1,928          40,006         2,468          51,211         5,841         121,201
             300           7,837           100           2,612           200           5,225
           2,291          42,097         2,736          50,274         6,283         115,450
             100           1,706             0              --           100           1,706
             414          19,794           425          20,320         1,225          58,570
           2,128          47,747         1,875          42,070         3,886          87,192
             700          17,456           300           7,500           700          17,456
           2,313          58,114         2,101          52,788         4,349         109,269
           2,299          70,119         1,606          48,983         4,266         130,113
          10,817         557,075         8,633         444,599        21,776       1,121,464
          16,881       1,048,732        14,123         877,391        29,981       1,862,570
             400           7,350           200           3,675           400           7,350
           3,742         247,908         2,984         197,690         7,210         477,663
             100           5,006             0              --           100           5,006
             864          32,832         1,139          43,282         2,726         103,588
           2,033          81,574         1,681          67,450         5,890         236,336
           2,698          58,518         2,304          49,968         9,452         204,985
           2,502          80,064         2,211          70,752         6,942         222,144
          15,653         649,600        13,213         548,338        28,032       1,163,328
             852          37,701         1,176          52,038         2,741         121,289

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIO
AUGUST 31, 1999 (Unaudited)
Portfolio of Investments

                                               LifePath 2000                 LifePath 2010
                                 ---------------------------   ---------------------------
                                      Shares           Value        Shares           Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Firstar Corp                           3,724   $      99,850         5,928   $     158,944
Firstmerit Corp                          200           5,256           704          18,502
Firstplus Financial Group+               200              75           440             165
Fleet Financial Group Inc                602          23,967         3,512         139,822
Franklin Resources Inc                   328          11,787         1,300          46,719
GATX Corp                                246           8,210           451          15,052
Golden State Bancorp+                    100           2,006           428           8,587
Golden West Financial                     54           4,904           470          42,682
Goldman Sachs Group Inc                  200          11,962           300          17,944
Greenpoint Financial Corp                400          10,350           780          20,182
GTECH Holdings Corp+                     200           5,050           440          11,110
Hibernia Corp Class A                    700           9,056         1,272          16,456
Highwood Properties Inc                  100           2,481           792          19,651
Household International Inc              549          20,725         2,911         109,890
Huntington Bancshares Inc                108           3,233         1,299          38,889
INMC Mortgage Holdings Inc REIT          200           2,687           892          11,986
John Nuveen & Co Inc Class A               0              --            88           3,437
Keycorp                                  454          13,166         2,503          72,587
Keystone Financial Inc                   100           2,656           604          16,044
Knight/Trimark Group Inc+                100           3,275           100           3,275
Legg Mason Inc                           300          11,456           504          19,246
Lehman Brothers Holdings                 180           9,675           750          40,312
M & T Bank Corp                            0              --            88          40,832
MBNA Corp                                606          14,961         4,140         102,206
Mellon Bank Corp                         494          16,487         3,126         104,330
Mercantile Bancorp                       134           7,395           845          46,633
Mercantile Bankshares                    254           8,318           723          23,678
Merrill Lynch & Co Inc                   240          17,910         2,134         159,250
Metris Companies Inc                     320           8,820           224           6,174
MGIC Investment Corp                      95           4,127           734          31,883
Morgan (J P) & Co Inc                    216          27,904         1,109         143,269
Morgan Stanley Dean Witter               654          56,121         3,666         314,589
National Australia Bank Ltd ADR
  (Australia)                            903          68,515         3,131         237,565
National City Corp                       852          23,536         3,422          94,533
National Commerce Bancorp                300           6,356         1,144          24,238
Northern Trust Corp                      124          10,517           670          56,824
Northfork Bancorp                        600          10,875         1,296          23,490
Oakwood Homes Corp                       200           1,212           616           3,734
Ocwen Financial Corp+                      0              --           364           2,434
Old Kent Financial Corp                  443          17,499         1,074          42,423
Old National Bancorp                     544          16,305            69           2,070
Pacific Century Financial Corp           548          10,172           898          16,669
Paine Webber Group Inc                   500          19,625         1,132          44,431
Peoples Bank Bridgeport                  100           2,612           152           3,990

MASTER INVESTMENT PORTFOLIO-LIFEPATH MASTER PORTFOLIO
AUGUST 31, 1999 (Unaudited)

                     LifePath 2020                 LifePath 2030                 LifePath 2040
    ------------------------------     -------------------------   ---------------------------
         Shares              Value        Shares           Value        Shares           Value
----------------------------------------------------------------------------------------------
          11,297     $     302,901          9,781  $     262,253        24,654   $     661,035
           1,953            51,327          1,696         44,573         3,433          90,224
             788               295            714            268         1,590             596
           9,271           369,102          7,650        304,566        16,298         648,864
           2,663            95,702          2,859        102,745         5,220         187,594
           1,231            41,085            991         33,075         2,479          82,737
             952            19,099            871         17,474         2,108          42,292
             777            70,561            787         71,469         1,561         141,758
           1,800           107,662            800         47,850         1,600          95,700
           1,502            38,864          1,329         34,388         4,593         118,844
             877            22,144            804         20,301         2,066          52,166
           2,905            37,583          3,628         46,937         8,049         104,134
           1,590            39,452          1,318         32,703         3,091          76,695
           7,963           300,603          6,642        250,736        14,321         540,618
           3,810           114,062          2,954         88,435         6,507         194,803
           1,778            23,892          1,618         21,742         3,491          46,910
               0                --              0             --             0             --
           7,234           209,786          5,967        173,043        12,709         368,561
           1,315            34,930          1,050         27,891         2,550          67,734
             400            13,100            200          6,550           400          13,100
           1,227            46,856          1,050         40,097         2,461          93,979
           1,955           105,081          1,685         90,569         3,425         184,094
              88            40,832             89         41,296            65          30,160
          12,142           299,756          9,522        235,074        24,396         602,276
           8,552           285,423          7,054        235,427        14,882         496,687
           2,503           138,134          2,076        114,569         4,480         247,240
           1,770            57,967          1,752         57,378         3,739         122,452
           5,678           423,721          4,859        362,603         9,942         741,922
             454            12,485            290          7,993           278           7,645
           1,851            80,403          1,493         64,852         3,309         143,735
           2,962           382,653          2,505        323,615         5,082         656,531
           9,491           814,446          7,858        674,315        16,872       1,447,828

           7,502           569,214          6,497        492,960        14,645       1,111,189
           9,528           263,211          7,552        208,624        17,818         492,222
           2,291            48,541          2,143         45,405         4,516          95,683
           1,816           154,020          1,561        132,392         3,150         267,159
           2,454            44,479          3,193         57,873         7,122         129,086
           1,239             7,511          1,171          7,099         2,408          14,598
             726             4,855            636          4,253         1,172           7,838
           2,221            87,729          1,933         76,354         5,654         223,333
             439            13,170            187          5,610           926          27,780
           1,702            31,593          1,387         25,746         4,025          74,714
           1,972            77,401          1,875         73,594         5,320         208,810
             501            13,151            425         11,156         1,225          32,156

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIO
AUGUST 31, 1999 (Unaudited)
PORTFOLIO OF INVESTMENTS

                                               LifePath 2000                 LifePath 2010
                                 ---------------------------   ---------------------------
                                      Shares           Value        Shares           Value
------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)

Peoples Heritage Financial Group
  Inc                                    100   $       1,681           944   $      15,871
Pimco Advisors Holdings LP                 0              --             0              --
PNC Bank Corp                            229          11,980         1,895          99,132
Price (T Rowe) & Associates              400          12,375           944          29,205
Provident Financial Group                100           4,187            64           2,680
Regions Financial Corp                    70           2,472         1,237          43,682
Republic New York Corp                    94           6,521           632          43,845
Ryder System Inc                         129           2,846           462          10,193
Sabre Group Holding Inc+                   0              --           176           9,856
Schwab (Charles) Corp                    194           7,663         4,090         161,555
SLM Holding Corp                         135           5,965           575          25,408
Sovereign Bancorp Inc                    600           6,019         1,648          16,532
Spieker Properties Inc                   100           3,825           604          23,103
State Street Boston Corp                 205          12,274           747          44,727
Summit Bancorp                           184           6,141         1,080          36,045
SunTrust Banks Inc                       648          41,674         2,318         149,076
Synovus Financial Corp                   197           3,718         1,550          29,256
TCF Financial Corp                       400          11,300         1,056          29,832
Trustmark Corp                           100           2,306           616          14,206
U.S. Bancorp                             681          21,026         3,798         117,263
Union Planters Corp                      173           7,298           732          30,881
UnionBanCal Corp                         100           3,837           100           3,837
United Asset Management Corp             300           5,869           880          17,215
US Trust Corp New                          0              --             0              --
Valley National Bancorp                  110           2,860           634          16,484
Value America Inc+                       100           1,056             0              --
Wachovia Corp                            282          22,102         1,254          98,282
Waddell & Reed Financial
  Class A                                  9             204            68           1,543
Waddell & Reed Financial
  Class B                                 39             890           273           6,228
Washington Federal Inc                   143           3,414           826          19,721
Washington Mutual Inc                    604          19,177         3,653         115,983
Wells Fargo & Co                       2,437          97,023        10,838         431,488
Wesco Financial Corp                       0              --             0              --
Westamerica Bancorp                      100           3,194           416          13,286
Westpac Banking Corp ADR
  (Australia)                          1,236          37,698         4,558         139,019
White Mountains Insurance                  0              --             0              --
Wilmington Trust Corp                    192           9,600           249          12,450
Zions Bancorp                            300          14,925           780          38,805
                                                 -----------                   -----------
            TOTAL BANK & FINANCE
                          -VALUE                 $ 2,218,723                   $ 9,750,653
                           -COST                 $ 1,776,050                   $ 7,467,762

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIO--
AUGUST 31, 1999 (Unaudited)

              LifePath 2020                 LifePath 2030               LifePath 2040
---------------------------     -------------------------   -------------------------
     Shares           Value        Shares           Value        Shares         Value
-------------------------------------------------------------------------------------


        400     $     6,700           200     $     3,362           400   $     6,700
        300          10,575           100           3,525           200         7,050
      5,067         265,067         3,956         206,948         8,740       457,211
      1,841          56,956         2,111          65,309         5,034       155,739
        326          13,651           246          10,301           972        40,702
      3,410         120,416         2,965         104,702         6,073       214,453
      1,850         128,344         1,494         103,646         3,013       209,027
      1,042          22,989           893          19,702         1,935        42,691
        351          19,656           268          15,008           442        24,752
     11,860         468,470         9,654         381,333        23,236       917,822
      2,570         113,562         2,070          91,468         4,730       209,007
      3,619          36,303         3,293          33,033         7,278        73,008
      1,215          46,474         1,139          43,567         2,738       104,728
      2,367         141,724         1,830         109,571         4,501       269,497
      2,947          98,356         2,346          78,298         5,052       168,611
      5,219         335,647         4,397         282,782         9,562       614,956
      4,556          85,995         3,312          62,514         8,753       165,213
      2,116          59,777         2,411          68,111         4,858       137,238
      1,865          43,012         1,596          36,808         3,545        81,757
     11,549         356,575         9,170         283,124        23,328       720,252
      1,998          84,291         1,771          74,714         6,797       286,748
        700          26,862           504          19,341           990        37,991
      1,865          36,484         1,596          31,222         3,445        67,393
          0            --               0            --             100         8,312
      1,362          35,412         1,200          31,200         2,869        74,594
          0            --               0            --             100         1,056
      3,375         264,516         2,868         224,780         5,993       469,701
        138           3,131           122           2,768           258         5,853
        608          13,870           572          13,049         1,112        25,368
      1,672          39,919         1,268          30,273         2,948        70,384
      9,658         306,642         8,062         255,969        17,144       544,322
     29,275       1,165,511        24,058         957,809        54,411     2,166,238
          0           --                0           --               88        25,520
        952          30,404           871          27,818         2,108        67,324
     10,939         333,640         9,713         296,246        21,632       659,776
          0           --                0            --             100        13,025
        719          35,950           696          34,800         1,733        86,650
      1,502          74,723         1,139          56,665         3,721       185,119
                -----------                   -----------                 -----------

                $24,864,946                   $21,049,317                 $47,356,620
                $18,658,331                   $15,450,014                 $40,020,895

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIO
AUGUST 31, 1999 (UNAUDITED)
Portfolio of Investments

                                             LifePath 2000               LifePath 2010
                                 -------------------------   -------------------------
                                      Shares         Value        Shares         Value
--------------------------------------------------------------------------------------
COMMON STOCKS (Continued)

BASIC INDUSTRIES
Percent of Net Assets                                 0.29%                       0.59%
Alcoa Inc                                388   $    25,050         2,340   $   151,076
ASARCO Inc                                25           522           307         6,409
Avery-Dennison Corp                       70         3,841           516        28,316
Baker Hughes Inc                         199         6,766         1,880        63,920
Bemis Co                                  42         1,593           428        16,237
Boise Cascade Corp                        59         2,146           473        17,205
Boise Cascade Office Products+             0            --            88           847
Bowater Inc                              195        10,457           513        27,510
Broken Hill Propriety Co Ltd ADR
  (Australia)                            520        11,245         1,878        40,612
Champion International Corp              122         6,710           561        30,855
Chesapeake Corp                          256         8,656           176         5,951
Consolidated Papers Inc                  172         4,579           657        17,493
Crown Vantage Inc+                        21            50            42           100
Cyprus Amax Minerals                     170         2,879           555         9,400
Deltic Timber Corp                       140         3,491           145         3,616
Dover Corp                               185         7,157         1,303        50,410
Fort James Corp                           51         1,645         1,001        32,282
Georgia-Pacific Corp                     254        10,509         1,146        47,416
Glatfelter (PH) Co                       486         6,409           246         3,244
Harnischfeger Industries Inc              50            72           185           266
Homestake Mining Co                      152         1,292         1,202        10,217
Ikon Office Solutions Inc                124         1,380           673         7,487
Inco Ltd                                 166         3,403           809        16,584
Longview Fibre Co                        554         7,167           475         6,145
Louisiana-Pacific Corp                    63         1,165           592        10,952
LTB Corp                                 900         5,175         1,408         8,096
Mail-Well Inc+                             0            --           100         1,425
Mark IV Industries Inc                   247         4,894           556        11,016
Mead Corp                                102         3,806           635        23,693
Minnesota Mining & Manufacturing
  Co                                     505        47,722         2,105       198,923
Mitsubishi Corp ADR (Japan)            2,094        34,798        14,125       234,726
NACCO Industries Inc Class A              18         1,402            48         3,738
Newmont Mining Corp                       87         1,768         1,171        23,932
Potlatch Corp                              2            77           230         8,884
Rayonier Inc                             156         6,474           196         8,134
Sealed Air Corp+                         177        10,399           405        23,794
Smith International Inc+                 214         9,991           616        28,759
St Joe Paper Corp                        200         4,675           152         3,553
U.S. Industries Inc                      427         6,885         1,146        18,479
Varco International Inc+                 584         7,227           440         5,445
Watts Industries Inc Class A             308         6,776             0            --
Wausau-Mosinee Paper Corp                392         5,390           278         3,822

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIO--
AUGUST 31, 1999 (UNAUDITED)
Portfolio of Investments

             LifePath 2020                  LifePath 2030               LifePath 2040
--------------------------      -------------------------   -------------------------
      Shares         Value           Shares         Value        Shares         Value
-------------------------------------------------------------------------------------



                      0.93%                          1.11%                       1.37%
       6,002    $  387,504            5,466   $   352,899        11,584   $   747,892
         700        14,613              436         9,102         1,010        21,084
       1,632        89,556            1,174        64,423         3,508       192,502
       5,188       176,392            4,296       146,064        13,601       462,434
         760        28,833              782        29,667         1,389        52,695
         722        26,263              886        32,228         1,483        53,944
         801         7,710              179         1,723           353         3,398
       1,360        72,930            1,146        61,454         2,704       145,002

       4,701       101,659            3,912        84,597         9,287       200,831
       1,602        88,110            1,328        73,040         2,514       138,270
         316        10,685              237         8,014           674        22,790
       1,538        40,949            1,211        32,243         2,762        73,538
          91           216               72           171           117           278
       1,676        28,387            1,180        19,986         2,629        44,529
         269         6,708              178         4,439           295         7,357
       3,672       142,061            2,898       112,116         7,244       280,252
       3,294       106,231            2,699        87,043         6,203       200,047
       3,008       124,456            2,362        97,728         5,084       210,350
         674         8,888              437         5,763           780        10,286
         933         1,341              704         1,012         1,480         2,128
       3,456        29,376            2,776        23,596         5,531        47,013
       2,471        27,490            1,805        20,081         3,711        41,285
       2,605        53,402            2,235        45,817         4,363        89,441
         780        10,091              513         6,637         1,275        16,495
       1,731        32,024            1,564        28,934         3,231        59,773
       2,730        15,697            2,511        14,438         6,153        35,380
         100         1,425                0          --             188         2,679
       1,126        22,309              948        18,782         2,298        45,529
       1,776        66,267            1,330        49,626         2,722       101,565
       5,437       513,796            4,649       439,330        10,736     1,014,552
      35,518       590,231           29,050       482,747        61,890     1,028,476
         147        11,448              149        11,603           179        13,940
       2,813        57,480            2,283        46,659         5,406       110,485
         530        20,471              522        20,162           495        19,119
         556        23,074              537        22,285         1,418        58,847
       1,132        66,505              849        49,879         2,418       142,057
       1,237        57,752            1,095        51,123         2,496       116,532
         601        14,048              514        12,015         1,302        30,434
       2,439        39,329            2,136        34,443         4,979        80,286
       1,019        12,610              846        10,469         1,878        23,240
         407         8,954              298         6,556             0          --
         501         6,889              363         4,991           328         4,510

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIO
AUGUST 31, 1999 (Unaudited)
Portfolio of Investments

                                             LifePath 2000               LifePath 2010
                                 -------------------------   -------------------------
                                      Shares         Value        Shares         Value
--------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
Westvaco Corp                             56   $     1,466           652   $    17,074
Weyerhauser Co                           269        15,131         1,259        70,819
Willamette Industries Inc                109         4,319           670        26,549
                                               -----------                 -----------
          TOTAL BASIC INDUSTRIES
                          -VALUE               $   306,559                 $ 1,325,411
                           -COST               $   274,068                 $ 1,185,297
BEVERAGES
Percent of Net Assets                                 0.65%                       1.37%
Anheuser-Busch Inc                       322   $    24,794         2,250   $   173,250
Cadbury Schweppes PLC ADR (UK)         2,434        61,763         8,724       221,371
Coca-Cola Co                           1,817       108,679        12,184       728,756
Coca-Cola Enterprises Co               1,036        29,461         2,205        62,705
Coors (Adolph) Co Class B                 59         3,367           318        18,146
Diageo PLC ADR (UK)                    2,987       123,774        10,695       443,174
Hanson PLC ADR (UK)                    1,899        80,470         6,656       282,048
Kirin Brewery Co ADR (Japan)           1,197       143,939         4,882       587,060
Louis Vuitton Moet Hennessey ADR
  (France)                               831        50,691         3,053       186,233
Pepsi Bottling Group Inc                 100         1,894           100         1,894
Pepsico Inc                            1,087        37,094         7,312       249,522
Seagrams Co Ltd                          244        12,947         2,140       113,554
Whitman Corp                             364         6,074           924        15,419
                                               -----------                 -----------
                 TOTAL BEVERAGES
                          -VALUE               $   684,947                 $ 3,083,132
                           -COST               $   544,293                 $ 2,423,087
BIOTECHNOLOGY
Percent of Net Assets                                 0.07%                       0.10%
Beckman Coulter Inc                      194   $     9,191           196   $     9,285
Biogen Inc+                              636        48,813         1,214        93,174
Chiron Corp+                             296         9,509           937        30,101
Genentech Inc+                             0          --               0          --
Genzyme Corp - General Division+         126         7,111           798        45,037
Genzyme Corp - Tissue Repair+             44            85            10            19
Genzyme Corp Molecular Oncology+          35           155            96           432
Medimmune Inc+                             0          --             328        33,845
Quest Diagnostics Inc+                    46         1,216           211         5,578
                                               -----------                 -----------
             TOTAL BIOTECHNOLOGY
                          -VALUE               $    76,080                 $   217,471
                           -COST               $    36,314                 $   104,599
BROADCASTING
Percent of Net Assets                                 0.38%                       0.59%
Adelphia Communications
  Class A+                                 0   $      --               0   $      --
American Tower Corp+                     100         2,275           856        19,474

MASTER INVESTMENT PORTFOLIO--
LIFEPATH MASTER PORTFOLIO--AUGUST 31, 1999 (Unaudited)

                  Lifepath 2020                 Lifepath 2030                 Lifepath 2040
    ---------------------------   ---------------------------   ---------------------------
         Shares           Value        Shares           Value        Shares           Value
-------------------------------------------------------------------------------------------

          1,868   $      48,918         1,347   $      35,275         2,684   $      70,287
          3,479         195,694         2,716         152,775         5,657         318,206
          1,822          72,197         1,443          57,179         3,196         126,642
                    -----------                   -----------                   -----------

                  $   3,460,969                 $   2,869,114                 $   6,466,380
                  $   3,112,369                 $   2,602,097                 $   5,935,235


                           2.17%                         2.64%                         3.30%
          7,088   $     545,776         5,591   $     430,507        13,972   $   1,075,844
         18,622         472,533        17,356         440,408        38,468         976,125
         36,832       2,203,014        29,532       1,766,383        71,405       4,270,912
          5,919         168,322         5,049         143,581        12,550         356,891
            533          30,414           651          37,148           799          45,593
         25,702       1,065,027        22,526         933,421        50,128       2,077,179
         16,027         679,144        14,092         597,143        31,166       1,320,659
         11,966       1,438,911         9,680       1,164,020        20,852       2,507,453

          7,095         432,795         6,486         395,646        13,999         853,939
            400           7,575           200           3,787           400           7,575
         21,809         744,232        17,485         596,676        42,414       1,447,378
          5,301         281,284         4,520         239,843         9,699         514,653
          2,587          43,171         2,284          38,114         5,357          89,395
                    -----------                   -----------                   -----------

                  $   8,112,198                 $   6,786,677                 $  15,543,596
                  $   6,489,822                 $   5,450,010                 $  13,127,236


                           0.10%                         0.12%                         0.18%
            545   $      25,819           519   $      24,588         1,384   $      65,567
          2,222         170,538         2,160         165,780         6,972         535,101
          2,125          68,266         1,843          59,206         4,274         137,302
            100          16,425             0              --           100          16,425
            631          35,612           564          31,831         1,201          67,781
            162             314           146             283           148             287
            179             805           171             770           252           1,134
            300          30,937           100          10,319           200          20,625
            451          11,923           347           9,174           829          21,917
                    -----------                   -----------                   -----------

                  $     360,639                 $     301,951                 $     866,139
                  $     232,590                 $     169,671                 $     469,278


                           0.82%                         1.05%                         1.21%
            100   $       6,200           100   $       6,200           100   $       6,200
          2,028          46,137         1,675          38,106           600          13,650

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIO
AUGUST 31, 1999 (Unaudited)
Portfolio of Investments

                                               Lifepath 2000                 Lifepath 2010
                                 ---------------------------   ---------------------------
                                      Shares           Value        Shares           Value
------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
Amfm Inc+                                500   $      24,625         1,120   $      55,160
AT & T Liberty Media Group+            6,010         192,320        12,444         398,208
British Sky Broadcasting ADR
  (UK)                                   547          30,905         1,985         112,152
Cablevision Systems Corp+                  0              --           780          54,600
Clear Channel Communications
  Inc+                                   243          17,025         1,471         103,062
Fox Entertainment Group Inc+             100           2,306           100           2,306
Hearst-Argyle Television+                300           7,594           704          17,820
Hispanic Broadcasting Corp+              100           7,475           252          18,837
Infinity Broadasting Corp+                 0              --             0              --
Jones Intercable Inc Class A+              0              --             0              --
Kingworld Productions+                    94           3,584           455          17,347
MediaOne Group Inc+                      680          44,710         3,685         242,289
TCI Satellite Entertainment
  Class A+                               107             381           477           1,699
Tribune Co                               121          11,291           722          67,372
Unitedglobalcom Inc Class A+               0              --             0              --
Univision Communications Inc+              0              --            64           4,720
USA Networks Inc+                        522          23,425           629          28,226
Viacom Inc Class B+                      774          32,556         4,310         181,289
                                                 -----------                   -----------
              TOTAL BROADCASTING
                          -VALUE               $     400,472                 $   1,324,561
                           -COST               $     219,909                 $     758,252
BUILDING MATERIALS & SERVICES
Percent Of Net Assets                                   0.16%                         0.20%
AMBAC Inc                                300   $      15,844           516   $      27,251
American Standard Co Inc+                100           4,100           616          25,256
Cooper Industries Inc                    123           6,381           734          38,076
Corning Inc                              185          12,302           988          65,702
Cytec Industries Inc+                    100           2,331           240           5,595
Dal Tile International Inc+                0              --             0              --
Danaher Corp                             500          29,375           477          28,024
Diebold Inc                              266           7,082           911          24,255
Fastenal Co                              200          10,025           152           7,619
Georgia-Pacific (Timber Group)           337           8,109         1,126          27,094
Kennametal Inc                           300           7,950           264           6,996
Lafarge Corp                             300           8,250           240           6,600
Lawson Products Inc                        0              --             0              --
Martin Marietta Inc                        0              --            88           4,015
Owens Corning Fiberglass Corp             18             506           191           5,372
Owens Illinois Inc+                      136           3,366           898          22,225
PPG Industries Inc                       185          11,112         1,089          65,408
Snap-On Inc                               38           1,285           347          11,733
Southdown Inc                            275          13,887           240          12,120
Stanley Works                             92           2,426           431          11,368
USG Corp                                 100           4,900           240          11,760

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIO--
AUGUST 31, 1999
(Unaudited)

                   LifePath 2020                 LifePath 2030                 LifePath 2040
--------------------------------   ---------------------------   ---------------------------
          Shares           Value        Shares           Value        Shares           Value
--------------------------------------------------------------------------------------------
           2,304   $   113,472           1,854   $      91,309         6,106   $     300,720
          20,650       660,800          19,050         609,600        45,094       1,443,008
           4,877       275,550           4,258         240,577         9,413         531,834
           1,490       104,300           1,786         125,020           300          21,000
           4,164       291,740           3,412         239,053         7,327         513,348
             600        13,837             300           6,919           600          13,837
           1,327        33,590           1,250          31,641         2,773          70,192
             514        38,421             725          54,194         1,137          84,991
             100         2,706             100           2,706           100           2,706
             100         4,387             100           4,387           100           4,387
           1,073        40,908             958          36,524         1,904          72,590
           9,884       649,873           8,382         551,116        17,635       1,159,501
           1,008         3,591             788           2,807         1,649           5,875
           2,054       191,664           1,880         175,428         3,524         328,833
             100         7,325             100           7,325           100           7,325
             338        24,927             246          18,142           483          35,621
           1,239        55,600           1,011          45,369         5,145         230,882
          11,554       485,990           9,788         411,708        20,900         879,106
                   -----------                   -------------                 -------------

                   $ 3,051,018                   $   2,698,131                 $   5,725,606
                   $ 1,857,775                   $   1,515,055                 $   3,318,829

                          0.31%                           0.38%                         0.54%
             852   $    44,996             871   $      46,000         3,280   $     173,225
           1,327        54,407             961          39,401         2,373          97,293
           1,993       103,387           1,630          84,556         3,347         173,626
           3,358       223,307           2,863         190,389         6,756         449,274
             777        18,114             604          14,081         1,666          38,839
               0            --               0              --           177           1,571
           1,263        74,201             965          56,694         4,381         257,384
           1,335        35,544           1,778          47,339         3,682          98,033
             501        25,113             514          25,764         1,313          65,814
           2,557        61,528           1,539          37,032         4,778         114,971
             360         9,540             268           7,102           630          16,695
             589        16,197             514          14,135         1,490          40,975
             173         3,979               0              --             0              --
             275        12,547             179           8,167           200           9,125
             812        22,838             551          15,497         1,605          45,141
           2,641        65,365           2,031          50,267         4,480         110,880
           2,938       176,464           2,371         142,408         5,161         309,983
             741        25,055             782          26,441         1,573          53,187
             560        28,280             762          38,481         2,031         102,565
           1,344        35,448             892          23,527         2,365          62,377
             777        38,073             604          29,596         1,466          71,834

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIO
AUGUST 31, 1999 (Unaudited)
Portfolio of Investments

                                               LifePath 2000                 LifePath 2010
                                 ---------------------------   ---------------------------
                                      Shares           Value        Shares           Value
------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
Valspar Corp                             100   $       3,631           328   $      11,910
Vulcan Materials Co                      400          17,050           856          36,487
                                                 -----------                   -----------
      TOTAL BUILDING MATERIALS &
                        SERVICES
                         - VALUE               $     169,912                 $     454,866
                          - COST               $     110,630                 $     411,250
BUSINESS SERVICES
Percent of Net Assets                                   0.16%                         0.28%
APAC Teleservices Inc+                   100   $         237           176   $         418
Apollo Group Inc+                          0              --           472          10,355
Cendant Corp+                            852          15,283         5,272          94,566
Concord EFS Inc+                         250           9,281           944          35,046
Convergys Corp+                          100           2,062           100           2,062
Delta & Pine Land Co                       0              --           240           6,795
Dun & Bradstreet Corp                     75           1,964           610          15,974
Ecolab Inc                                84           3,155           546          20,509
Fulton Financial Corp                    100           1,919           677          12,990
IT Group Inc+                              0              --             0              --
Kelly Services Inc Class A               106           2,981           194           5,456
Manpower Inc                             200           5,400         1,056          28,512
Modis Professional Services+             400           6,325         1,120          17,710
Navigant Consulting Inc+                   0              --             0              --
Neilsen Media Research+                   60           2,201           391          14,345
Nielson (A C) Corp+                       73           1,825           299           7,475
Nova Corp/Georgia+                       100           2,600           100           2,600
Ogden Corp                               101           2,298           538          12,239
Olsten Corp                              291           2,983           462           4,735
Paychex Inc                              848          24,963         1,122          33,029
Quintiles Transnational Corp+            200           7,162           604          21,631
Reuters Group PLC ADR (UK)               484          42,683         1,913         168,703
Robert Half International Inc+           200           5,250           924          24,255
Rollins Inc                              388           6,087           185           2,902
Security Dynamics Technology
  Inc+                                   200           4,725           528          12,474
Teletech Holdings Inc+                     0              --            88             979
United Rentals Inc+                        0              --             0              --
US Oncology Inc+                           0              --           176           1,804
Waste Management Inc                     812          17,712         2,734          59,635
                                                 -----------                   -----------
         TOTAL BUSINESS SERVICES
                         - VALUE               $     169,096                 $     617,199
                          - COST               $     162,905                 $     679,241

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIO--
AUGUST 31, 1999 (Unaudited)

                  LifePath 2020                 LifePath 2030                 LifePath 2040
     --------------------------   ---------------------------   ---------------------------
         Shares           Value       Shares            Value       Shares            Value
     --------------------------------------------------------------------------------------
            864     $    31,374          782      $    28,396        1,931      $    70,119
          1,278          54,475        1,308           55,753        4,170          177,746
                    -----------                   -----------                   -----------

                    $ 1,160,232                   $   981,026                   $ 2,540,657
                    $ 1,072,460                   $   913,666                   $ 2,407,234

                           0.42%                         0.51%                         0.63%
            451     $     1,071          457      $     1,085          630      $     1,496
            864          18,954          827           18,142        1,731           37,974
         14,012         251,340       11,882          213,133       25,198          451,989
          2,248          83,457        1,898           70,463        4,216          156,519
            700          14,437          300            6,187          700           14,437
            100           2,831          100            2,831          188            5,323
          2,556          66,935        2,113           55,334        4,841          126,774
          1,988          74,674        1,383           51,949        4,038          151,677
            300           5,719          200            3,837          300            5,719
            120           1,432            0               --            0               --
            341           9,591          374           10,519          882           24,806
          2,216          59,832        1,964           53,028        3,963          107,001
          2,654          41,966        2,200           34,787        4,946           78,209
            200           8,775          100            4,387          100            4,387
            897          32,909          793           29,093        2,072           76,017
            705          17,625          431           10,775        1,240           31,000
            300           7,800          200            5,200          300            7,800
          1,213          27,596          966           21,976        2,324           52,871
          1,079          11,060          982           10,065        2,157           22,109
          3,439         101,236        2,920           85,958        7,097          208,918
          1,315          47,093        1,239           44,372        2,538           90,892
          4,704         414,834        4,156          366,507        9,081          800,831
          1,953          51,266        1,741           45,701        3,521           92,426
            565           8,863          357            5,600          696           10,918
          1,064          25,137          893           21,097        2,055           48,549
              0              --            0               --          265            2,948
            200           4,887          100            2,444          200            4,887
              0              --          179            1,835          353            3,618
          8,500         185,406        6,778          147,845       16,554          361,084
                    -----------                   -----------                   -----------

                    $ 1,576,726                   $ 1,324,150                   $ 2,981,179
                    $ 1,698,967                   $ 1,537,039                   $ 3,495,565

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIO
AUGUST 31, 1999 (Unaudited)
Portfolio of Investments

                                                     LifePath 2000                LifePath 2010
                                      ----------------------------   --------------------------
                                           Shares            Value        Shares          Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
CHEMICALS
Percent of Net Assets                                         0.50%                         0.83%
Air Products & Chemicals Inc                   80      $     2,720         1,401     $    47,634
Airgas Inc+                                   400            5,250           704           9,240
Albemarle Corp                                113            1,956            29             502
Arch Chemicals Inc                            135            2,658           334           6,576
Autoliv Inc                                   444           15,401           943          32,710
Cabot Corp                                    210            4,843           827          19,073
ChemFirst Inc                                  35              892            74           1,887
Clorox Co                                     466           21,086         1,110          50,227
Crompton & Knowles Corp                       250            4,375         1,003          17,552
Dow Chemical Co                               301           34,201         1,394         158,393
Du Pont (E I) De Nemours                    1,500           95,062         5,608         355,407
Eastman Chemical Co                           114            5,294           511          23,730
Ethyl Corp                                  1,031            5,477           889           4,723
Ferro Corp                                    457           10,968           330           7,920
FMC Corp+                                       2              116           223          12,990
Fuller (H B) Co                                 0               --             0              --
Geon Co                                         0               --             0              --
Georgia Gulf Corp                             237            4,310           317           5,765
Goodrich (B F) Co                              82            3,029           735          27,149
Grace (W R) Co+                                42              803           551          10,538
Great Lakes Chemical Corp                      67            2,760           418          17,216
Hanna (M A) Co                                280            3,832           572           7,829
Hercules Inc                                   82            2,670           538          17,519
IMC Global Inc                                436            6,949         1,143          18,217
Imperial Chemical Industries PLC  ADR (UK)    849           38,842         3,141         143,701
International Flavor & Fragrances             156            6,357           503          20,497
Johns Manville Corp                           100            1,437           240           3,450
Lubrizol Corp                                 329            8,348           857          21,746
Lyondell Petrochemical                         76            1,107           698          10,165
Millennium Chemicals Inc                      310            7,130           999          22,977
Mississippi Chemical Corp                      11               83            24             182
Monsanto Co                                   820           33,671         3,041         124,871
Montedison SpA ADR                          1,679           25,605         5,831          88,923
Nalco Chemical Co                              64            3,288           409          21,012
Octel Corp+                                    19              216           118           1,342
OEA Inc                                         0               --             0              --
Olin Corp                                     270            3,831           669           9,491
Praxair Inc                                   198            9,306           921          43,287
Premark International Inc                     361           12,003           333          11,072
Rhone Poulenc Rorer Class A                 1,714           83,236         6,355         308,615
Rohm & Haas Co                                190            7,101         1,463          54,680
RPM Inc                                       272            3,621         1,083          14,417
Schulman (A) Inc                              403            7,229           369           6,619

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIO--
AUGUST 31, 1999 (Unaudited)

                  LifePath 2020                 LifePath 2030               LifePath 2040
     --------------------------   ---------------------------   ---------------------------
         Shares           Value       Shares            Value       Shares            Value
     --------------------------------------------------------------------------------------
                           1.29%                         1.56%                         1.94%
          3,750     $   127,500        3,032      $   103,088        6,531      $   222,054
          1,502          19,714        1,350           17,719        3,126           41,029
            336           5,817          186            3,220          771           13,348
            604          11,891          606           11,931        1,319           25,968
          1,901          65,941        1,415           49,083        5,397          187,208
          1,916          44,188        1,714           39,529        3,801           87,661
            275           7,012          200            5,100          307            7,828
          3,684         166,701        2,472          111,858        6,832          309,148
          1,928          33,740        1,848           32,340        3,836           67,130
          3,681         418,254        2,953          335,535        6,482          736,517
         15,771         999,487       12,653          801,884       30,475        1,931,353
          1,185          55,028        1,065           49,456        1,970           91,482
          1,878           9,977        1,268            6,736        2,435           12,936
            573          13,752          443           10,632        1,179           28,296
            618          35,998          576           33,552          733           42,697
            197          11,869            0               --            0               --
              0              --            0               --          265            7,917
            653          11,876          415            7,548          665           12,095
          1,824          67,374        1,439           53,153        3,349          123,704
          1,016          19,431          876           16,754        1,978           37,829
            780          32,126          740           30,479        1,577           64,953
          1,211          16,576        1,261           17,260        2,551           34,917
          1,391          45,294        1,251           40,736        2,533           82,481
          2,694          42,936        2,194           34,967        5,132           81,791
          7,533         344,635        6,773          309,865       15,047          688,400
          1,564          63,733        1,098           44,743        2,904          118,338
            789          11,342          604            8,682        1,678           24,121
          1,617          41,031        1,566           39,737        3,403           86,351
          1,267          18,451          975           14,198        2,460           35,824
          2,039          46,897        1,916           44,068        3,827           88,021
             92             696           66              499          103              779
          8,629         354,328        7,014          288,012       16,370          672,193
         16,507         251,732       13,247          202,017       29,877          455,624
            868          44,593          847           43,515        1,769           90,882
            263           2,992          233            2,650          522            5,938
            270           1,890          299            2,093            0               --
          1,308          18,557        1,312           18,614        2,738           38,845
          2,640         124,080        2,172          102,084        4,670          219,490
          1,431          47,581        1,225           40,731        2,859           95,062
         15,106         733,585       13,342          647,921       29,545        1,434,779
          3,685         137,727        3,068          114,667        6,426          240,172
          2,552          33,974        2,117           28,183        5,121           68,173
            601          10,780          550            9,866        1,147           20,574

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIO
AUGUST 31, 1999 (Unaudited)
Portfolio of Investments

                                             LifePath 2000               LifePath 2010
                                 -------------------------   -------------------------
                                      Shares         Value        Shares         Value
--------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
Sigma-Aldrich Corp                       118   $     3,805           558   $    17,995
Solutia Inc                              543        10,860         1,072        21,440
Terra Industries Inc                     500         1,125           352           792
Union Carbide Corp                       125         7,109           716        40,723
USEC Inc                                 400         4,325         1,208        13,061
Valhi Inc                                100         1,131             0            --
Wellman Inc                              363         6,103           246         4,136
                                               -----------                 -----------
                 TOTAL CHEMICALS
                          -VALUE               $   521,521                 $ 1,857,991
                           -COST               $   497,338                 $ 1,711,319
COMMERCIAL SERVICES
Percent of Net Assets                                 0.02%                       0.02%
ServiceMaster Co                         700   $    11,550         2,088   $    34,452
Stewart Enterprises Inc Class A          300         1,622           592         3,201
Valassis Communications Inc+             150         6,562           246        10,762
                                               -----------                 -----------
       TOTAL COMMERCIAL SERVICES
                          -VALUE               $    19,734                 $    48,415
                           -COST               $    22,145                 $    65,005
COMPUTER SOFTWARE
Percent of Net Assets                                 1.56%                       2.70%
3Com Corp+                               390   $     9,677         2,225   $    55,208
Acxiom Corp+                             100         1,756           100         1,756
Adobe Systems Inc                        112        11,158           538        53,598
Affiliated Computer Services+              0            --             0            --
Altera Corp+                             640        26,960         2,024        85,261
America Online Inc+                    5,160       471,173         9,065       827,748
American Management Systems Inc+           0            --             0            --
Anixter International Inc+               500        10,531           440         9,268
At Home Corp Series A+                   100         4,012           228         9,148
Autodesk Inc                              76         1,748           296         6,808
Automatic Data Processing                358        14,074         2,916       114,635
BEA Systems Inc+                           0            --            88         2,123
BMC Software Inc+                        949        51,068           915        49,238
Cadence Design Systems Inc+              964        13,134         1,809        24,648
Cambridge Technology Partners+           100         1,369           252         3,449
Ceridian Corp+                            92         2,576           604        16,912
Checkfree Holdings Corp+                   0            --             0            --
Choicepoint Inc+                         141         9,280           123         8,095
CIBER Inc+                                 0            --           240         4,395
Citrix Systems Inc+                      200        11,400           692        39,444
CNet Inc+                                  0            --             0            --
Computer Associates
  International Inc                      324        18,306         2,517       142,210
Computer Sciences Corp+                  242        16,743           727        50,299

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIO--
AUGUST 31, 1999 (Unaudited)

            LifePath 2020               LifePath 2030               LifePath 2040
-------------------------   -------------------------   -------------------------
     Shares         Value        Shares         Value        Shares         Value
---------------------------------------------------------------------------------
 1,714        $    55,276         1,309   $    42,215         2,679   $    86,398
 2,101             42,020         2,575        51,500         6,140       122,800
   714              1,606           546         1,228         1,072         2,412
 2,109            119,949         1,859       105,731         3,994       227,159
 2,542             27,485         2,289        24,750         5,299        57,295
   100              1,131             0            --           165         1,867
   434              7,297           326         5,481           846        14,223
              -----------                 -----------                 -----------

              $ 4,805,850                 $ 4,005,610                 $ 9,146,062
              $ 4,397,579                 $ 3,706,071                 $ 8,840,349

                     0.03%                       0.04%                       0.05%
 5,045        $    83,242         4,228   $    69,762         9,690   $   159,885
 1,315              7,109           950         5,136         4,593        24,831
   739             32,331           554        24,237         1,322        57,837
              -----------                 -----------                 -----------

              $   122,682                 $    99,135                 $   242,553
              $   150,855                 $   124,240                 $   334,079

                     4.33%                       5.20%                       6.55%
 5,917        $   146,816         5,038   $   125,005        10,361   $   257,082
   300              5,250           100         1,756           300         5,250
   903             89,961           842        83,884         1,974       196,660
   200              8,550           100         4,275           200         8,550
 3,970            167,236         4,258       179,368         9,050       381,231
17,558          1,603,265        15,388     1,405,117        35,427     3,234,928
   200              5,725           100         2,862           200         5,725
   438              9,225           625        13,164         1,160        24,432
   952             38,199           772        30,976         1,796        72,064
   461             10,603           459        10,557         1,267        29,141
 8,818            346,658         7,203       283,168        17,506       688,205
   263              6,345           179         4,318           353         8,516
 3,099            166,765         2,389       128,558         5,890       316,956
 3,825             52,116         3,252        44,308        10,284       140,119
   514              7,035           425         5,817         1,125        15,398
 2,332             65,296         1,668        46,704         4,256       119,168
   100              2,925           100         2,925           100         2,925
   319             20,994           238        15,663           427        28,102
   789             14,449           514         9,413         1,390        25,454
 1,490             84,930         1,874       106,818         3,962       225,834
   100              3,756           100         3,756           100         3,756
 8,216            464,204         6,578       371,657        15,540       878,010
 2,292            158,578         1,811       125,299         4,412       305,255

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIO
AUGUST 31, 1999 (Unaudited)
Portfolio of Investments

                                               LifePath 2000                 LifePath 2010
                                 ---------------------------   ---------------------------
                                      Shares           Value        Shares           Value
------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)

Compuware Corp+                        1,800      $   54,337         2,730      $   82,412
CSG Systems International Inc+             0              --             0              --
CSK Corp ADR (Japan)                   1,416          38,674         5,920         161,690
DST Systems Inc+                         200          13,300           152          10,108
Electronic Arts Inc+                     300          20,587           516          35,410
Electronic Data Systems Corp             568          31,879         2,875         161,359
Extreme Networks Inc+                      0              --             0              --
First Data Corp                          353          15,532         2,715         119,460
Fiserv Inc+                              487          15,006         1,064          32,785
Gartner Group Inc Class A                  0              --           516          10,804
Healtheon Corp+                            0              --             0              --
I2 Technologies Inc+                       0              --            76           2,413
IMS Health Inc                             0              --         1,564          43,205
Information Resources Inc+                 0              --             0              --
Informix Corp+                         1,190           8,665           761           5,541
Infoseek Corp+                             0              --             0              --
Inktomi Corp+                              0              --             0              --
Intuit Inc+                              200          17,913           328          29,376
Ivillage Inc+                              0              --             0              --
J.D. Edwards & Co+                       100           1,825           252           4,630
Keane Inc+                               100           2,162           692          14,964
Legato Systems Inc+                        0              --           480          20,670
LHS Group Inc+                             0              --            76           2,522
Lycos Inc+                                 0              --           100           4,062
Mentor Graphics Corp+                    600           5,381           616           5,525
Microsoft Corp+                        3,626         335,632        24,394       2,257,970
Mindspring Enterprises Inc+                0              --             0              --
MobileMedia Corp+                        300              15           200              10
Momentum Business Applications Inc+       17             131            31             238
National Data Corp                       200           7,650           240           9,180
NEC Corp ADR (Japan)                     883          71,081         3,613         290,846
Network Associates Inc+                  525           8,859         1,274          21,499
New Era of Networks Inc+                   0              --             0              --
Northpoint Communications+                 0              --             0              --
Novell Inc+                              425          10,067         2,196          52,018
Objective Systems Integrator Corp+         0              --            88             242
Oracle Systems Corp+                   1,041          37,996         7,197         262,691
Parametric Technology Corp+               20             280         1,236          17,304
Peoplesoft Inc+                          575           8,122         1,145          16,173
Per-SE Technologies Inc+                 800           2,850           792           2,822
Perot Systems Corp Class A+                0              --             0              --
PSINET Inc+                                0              --             0              --
Realnetworks Inc+                          0              --             0              --
Renaissance Worldwide Inc+               200             975           440           2,145
Reynolds & Reynolds Co Class A           146           3,194           810          17,719

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIO--
AUGUST 31, 1999 (Unaudited)

             LifePath 2020                 LifePath 2030                 LifePath 2040
  ------------------------     -------------------------     -------------------------
     Shares          Value        Shares           Value        Shares           Value
  ------------------------------------------------------------------------------------
      5,230    $   157,881         4,466     $   134,817        10,852     $   327,595
        100          2,256           100           2,256           100           2,256
     14,920        407,502        12,111         330,782        25,952         708,814
        689         45,818           514          34,181         1,401          93,166
      1,402         96,212         1,229          84,340         2,815         193,179
      8,026        450,459         6,626         371,884        14,175         795,572
        100          6,394             0              --           100           6,394
      7,193        316,492         6,059         266,596        12,874         566,456
      2,182         67,233         1,883          58,020         5,984         184,382
      1,240         25,962           961          20,121         2,285          47,842
        100          3,381           100           3,381           100           3,381
        163          5,175           168           5,334           518          16,446
      4,955        136,882         3,820         105,527         9,265         255,946
        353          3,839             0              --             0              --
      2,633         19,172         1,509          10,987         4,275          31,128
        100          3,044           100           3,044           100           3,044
        100         11,337             0              --           100          11,337
        789         70,665           604          54,096         2,361         211,457
        100          3,631             0              --           100           3,631
        614         11,282           425           7,809         1,313          24,126
      1,427         30,859         1,596          34,513         3,533          76,401
      1,478         63,646         1,208          52,019           400          17,225
        251          8,330           157           5,210           507          16,826
        200          8,125           100           4,062           300          12,187
        847          7,597           993           8,906         1,513          13,570
     73,970      6,846,848        59,786       5,533,942       144,132      13,341,218
        200          5,812           100           2,919           200           5,812
        400             20           300              15           700              35
         72            554            66             507            48             369
        677         25,895           693          26,507         1,666          63,724
      9,110        733,355         7,314         588,777        15,849       1,275,844
      2,367         39,943         2,132          35,977         6,779         114,396
        100          1,675           100           1,675           100           1,675
        100          2,644           100           2,644           100           2,644
      5,780        136,914         4,872         115,406         9,808         232,327
          0             --             0              --           277             762
     21,748        793,802        17,449         636,889        42,300       1,543,950
      4,223         59,122         3,419          47,866         8,253         115,542
      3,430         48,449         2,695          38,067         6,670          94,214
      1,064          3,791         1,171           4,172         1,967           7,007
        200          4,150           100           2,075           200           4,150
        200          9,575           100           4,787           100           4,787
        100          8,175             0              --           100           8,175
        889          4,334           903           4,402         1,702           8,297
      1,688         36,925         1,475          32,266         3,268          71,487

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIO
AUGUST 31, 1999 (Unaudited)
Portfolio of Investments

                                                LifePath 2000                 LifePath 2010
                                   --------------------------     -------------------------
                                      Shares            Value        Shares           Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)

Siebel Systems Inc+                      200      $    13,737           606     $    41,625
Sterling Commerce Inc+                   277            5,298           989          18,915
Sterling Software Inc+                   200            4,025           780          15,697
Storage Technology Corp+                 518           10,878           918          19,278
Structural Dynamics Research+            303            4,886             0              --
Sun Microsystems Inc+                    944           75,048         4,570         363,315
SunGard Data Systems Inc+                400           10,000           856          21,400
Symantec Corp+                           278            8,340           892          26,760
Synopsys Inc+                            200           11,188           692          38,709
The Bisys Group Inc+                       0               --             0              --
Total System Services Inc                250            3,875           284           4,402
US Internetworking Inc+                    0               --             0              --
US Web Corp+                             100            1,950           100           1,950
Verisign Inc+                              0               --             0              --
Veritas Software Corp+                   700           41,475           756          44,793
Whittman-Hart Inc+                         0               --             0              --
Yahoo! Inc+                              400           58,950         1,684         248,390
Ziff-Davis Inc-ZDNET+                      0               --             0              --
                                                  -----------                   -----------
         TOTAL COMPUTER SOFTWARE
                          -VALUE                  $ 1,636,728                   $ 6,047,270
                           -COST                  $   774,605                   $ 3,198,260
COMPUTER SYSTEMS
Percent of Net Assets                                    0.74%                         2.01%
Adaptec Inc+                             500      $    19,500         1,384     $    53,976
Apple Computer Inc+                      125            8,156           785          51,221
Aztec Technology Partners Inc+             0               --           161             247
Cabletron Systems Inc+                   177            2,976           964          16,207
Cisco Systems Inc+                     2,182          147,967        15,402       1,044,448
CMGI Inc+                                  0               --           100           8,394
Cognex Corp+                               0               --           264           7,969
Compaq Computer Corp                   1,777           41,204        10,227         237,139
Comverse Technology Inc+                 350           27,300           560          43,680
Data General Corp+                         4               74           424           7,818
Dell Computer Corp+                    1,932           94,306        12,374         604,006
Earthlink Network Inc+                     0               --             0              --
EMC Corp+                                646           38,760         4,810         288,600
Exabyte Corp+                              0               --             0              --
Gartner Group Inc Class B+                13              266           223           4,571
Gateway Inc+                             145           14,056           535          51,862
Harris Corp                              104            2,730           607          15,934
Hewlett-Packard Co                     1,134          119,495         6,363         670,501
Intergraph Corp+                          54              300           322           1,791
International Business Machine Corp    1,480          184,352         9,264       1,153,947
Iomega Corp+                             700            2,362         2,869           9,683

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIO--
AUGUST 31, 1999 (Unaudited)

                  LifePath 2020                 LifePath 2030                 LifePath 2040
     --------------------------    --------------------------   ---------------------------
         Shares           Value        Shares           Value       Shares            Value
     --------------------------------------------------------------------------------------
          1,134     $    77,892           966     $    66,352        2,476      $   170,070
          2,076          39,703         1,961          37,504        3,852           73,669
          1,865          37,533         1,607          32,341        3,256           65,527
          1,813          38,073         1,516          31,836        5,609          117,789
            380           6,128           285           4,596            0               --
         12,798       1,017,441        10,594         842,223       23,334        1,855,053
          1,765          44,125         2,021          50,525        4,769          119,225
          1,722          51,660         1,494          44,820        3,403          102,090
          1,390          77,753         1,318          73,726        3,003          167,980
            100           4,750           100           4,750          100            4,750
            864          13,392           693          10,741        2,043           31,666
              0              --             0              --          100            1,500
            300           5,850           100           1,950          200            3,900
            200          21,662           100          10,831          200           21,662
          2,004         118,737         1,854         109,849        4,340          257,145
            200           5,262           100           2,631          200            5,262
          2,854         420,965         2,522         371,995        2,596          382,910
            100           1,512           100           1,512          100            1,512
                    -----------                   -----------                   -----------

                    $16,186,476                   $13,380,328                   $30,873,247
                    $ 8,987,287                   $ 7,132,679                   $16,315,883

                           3.52%                         4.17%                         5.31%
          2,980     $   116,220         2,646     $   103,194        6,194      $   241,566
          2,252         146,943         1,908         124,497        3,789          247,232
            436             668           388             594          744            1,140
          2,689          45,209         2,082          35,004        4,051           68,107
         47,048       3,190,443        37,380       2,534,831       91,232        6,186,670
            300          25,162           100           8,394          300           25,162
            614          18,535           536          16,180        1,248           37,674
         27,047         627,152        22,709         526,565       48,356        1,121,255
          1,083          84,474         1,406         109,668        3,444          268,632
            781          14,400           572          10,546        1,177           21,701
         37,816       1,845,893        30,528       1,490,148       74,062        3,615,151
              0              --             0              --          100            4,900
         15,096         905,760        12,088         725,280       29,002        1,740,120
            398           1,492             0              --            0               --
            771          15,805           616          12,628        1,471           30,156
          2,215         214,717         1,925         186,605        2,315          224,410
          1,220          32,025         1,063          27,904        1,912           50,190
         16,975       1,788,741        14,231       1,499,592       30,059        3,167,467
            855           4,756           623           3,465          976            5,429
         27,620       3,440,416        22,426       2,793,439       54,206        6,752,035
          6,467          21,826         5,567          18,789       12,443           41,995

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIO
AUGUST 31, 1999 (Unaudited)
Portfolio of Investments

                                           LifePath 2000          LifePath 2010
                                       -----------------   --------------------
                                        Shares     Value     Shares      Value
-------------------------------------------------------------------------------
COMMON STOCKS (Continued)
Komag Inc+                              400    $   1,275      528   $     1,683
NCR Corp+                               471       20,606    1,008        44,100
Prodigy Communications Corp+              0           --        0            --
Quantum Corp-DLT & Storage+             500        9,156    1,460        26,736
Quantum Hard Disk Drive+                300        2,137      680         4,845
Rational Software Corp+                 100        2,706      692        18,727
Rythms Netconnections Inc+                0           --      100         3,825
Sapient Corp+                             0           --        0            --
Seagate Technology Inc+                 117        3,883    1,474        48,918
Sequent Computer Systems+               340        5,992        0            --
Shared Medical System Corp               42        2,360      150         8,428
Silicon Graphics Inc+                   204        2,333    1,064        12,170
Sybase Inc+                             700        8,750      616         7,700
Unisys Corp+                            140        6,020    1,092        46,956
Unova Inc+                               34          512      382         5,754
Vignette Corp+                            0           --        0            --
Wallace Computer Services Inc            90        1,924      176         3,762
Western Digital Corp+                   700        4,287    1,232         7,546
                                               ---------            -----------
     TOTAL COMPUTER SYSTEMS
                    - VALUE                    $ 775,745            $ 4,513,144
                    - COST                     $ 379,842            $ 2,072,220
CONTAINER & PACKAGING
Percent of Net Assets                               0.06%                  0.14%
Ball Corp                                44    $   1,977      281   $    12,627
Crown Cork & Seal Co                     65        1,727      714        18,966
International Paper Co                  328       15,437    2,456       115,585
Jefferson Smurfit Group ADR (Ireland)   605       18,074    2,160        64,530
Smurfit-Stone Container Corp+           486       10,297      704        14,916
Sonoco Products                         426       10,117      912        21,660
Temple-Inland Inc                        49        3,038      455        28,210
Tenneco Inc                               8          161    1,065        21,433
Tupperware Corp                          63        1,421      380         8,574
                                               ---------            -----------

     TOTAL CONTAINER & PACKAGING
                         - VALUE               $  62,249            $   306,501
                         - COST                $  59,751            $   329,476
ELECTRICAL EQUIPMENT
Percent of Net Assets                               0.50%                  1.17%
Alliance Semiconductor Corp+              0    $      --        0   $        --
Arrow Electronics Inc+                  286        5,684      937        18,623
Avnet Inc                               230       10,177      284        12,567
General Electric Co                   3,103      348,506   16,122     1,810,702
Grainger (W W) Inc                       72        3,136      554        24,134
Handleman Co+                            59          782      116         1,537

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIO
AUGUST 31, 1999 (Unaudited)



         LifePath 2020                 LifePath 2030             LifePath 2040
----------------------        ----------------------   -----------------------
Shares           Value        Shares           Value      Shares         Value
------------------------------------------------------------------------------

 1,064    $      3,391           814    $      2,595       1,072  $      3,417
 1,924          84,175         1,843          80,631       5,321       232,794
     0              --             0              --         100         1,856
 3,413          62,501         3,077          56,348       6,801       124,543
 1,506          10,730         1,438          10,246       3,150        22,444
 1,678          45,411         1,329          35,966       2,526        68,360
   300          11,475           100           3,825         200         7,650
     0              --             0              --         100         7,300
 3,983         132,186         3,213         106,631       6,876       228,197
   413           7,279           304           5,358           0            --
   456          25,622           374          21,014         634        35,623
 3,119          35,674         2,548          29,143       5,411        61,888
 1,327          16,587         1,171          14,637       2,408        30,100
 3,441         147,963         2,910         125,130       7,021       301,903
 1,027          15,469           730          10,996       1,567        23,603
     0              --             0              --         100         6,781
   263           5,622           277           5,921         718        15,347
 2,467          15,110         2,243          13,738       4,993        30,582
          ------------                 -------------              ------------

          $ 13,159,832                  $ 10,749,502              $ 25,053,380
          $  6,041,873                  $  4,615,425              $ 11,036,149

                  0.21%                         0.26%                     0.31%
   532    $     23,907           528    $     23,727         539  $     24,221
 2,039          54,161         1,740          46,219       3,567        94,748
 6,588         310,048         5,695         268,021      11,824       556,467
 5,140         153,557         4,051         121,024      10,394       310,521
 3,337          70,703         2,612          55,342       5,914       125,303
 1,823          43,296         1,918          45,552       5,317       126,279
   716          44,392           749          46,438       1,495        92,690
 2,853          57,417         2,232          44,919       4,772        96,037
 1,026          23,149           814          18,366       1,967        44,380
          ------------                 -------------              ------------

          $    780,630                  $    669,608              $  1,470,646
          $    843,886                  $    730,954              $  1,657,056

                  2.00%                         2.38%                     3.01%
     0    $         --             0    $         --         221  $      2,472
 2,190          43,526         1,861          36,987       4,272        84,906
   689          30,488           746          33,010       1,956        86,553
48,614       5,459,960        39,308       4,414,780      94,712    10,637,341
 1,672          72,837         1,355          59,027       2,586       112,653
   409           5,419           274           3,630         560         7,420

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIO
AUGUST 31, 1999 (Unaudited)
Portfolio of Investments


                                            LifePath 2000           LifePath 2010
                                    ---------------------   ---------------------
                                        Shares      Value     Shares        Value
---------------------------------------------------------------------------------
COMMON STOCKS (Continued)
Hitachi Ltd ADR (Japan)                 532    $   53,932     2,424   $   245,733
Hubbell Inc Class B                     232         9,004       574        22,278
Masco Corp                              322         9,117     2,033        57,559
Motorola Inc                            776        71,586     4,016       370,476
National Service Industries Inc          39         1,248       332        10,624
Symbol Technologies Inc                 277         9,643       868        30,217
Thomas & Betts Corp                      58         2,610       434        19,530
                                               ----------              ----------
     TOTAL ELECTRICAL EQUIPMENT
                        - VALUE                $  525,425             $ 2,623,980
                        -  COST                $  331,467             $ 1,581,986
ELECTRONICS
Percent of Net Assets                                1.30%                   2.26%
Advanced Micro Devices+                 130    $    2,689       826   $    17,088
American Power Conversion+              600        10,537     1,624        28,521
Analog Devices Inc+                     701        36,101     1,483        76,374
Applied Materials Inc+                  315        22,385     2,186       155,343
Atmel Corp+                             562        22,094     1,173        46,114
C-Cube Microsystems Inc+                100         2,781       264         7,342
Canon Inc ADR (Japan)                   990        29,576     4,630       138,321
CBS Corp+                               760        35,720     4,272       200,784
Cirrus Logic Inc+                       634         7,093       686         7,675
Commscope Inc+                           50         1,722       304        10,469
Conexant Systems Inc+                   210        15,094       690        49,558
Cypress Semiconductor Corp+             800        18,500       739        17,089
EG&G Inc                                 25           795       333        10,594
Electronics for Imaging Inc+            300        17,587       240        14,070
Emerson Electric Co                     565        35,383     2,293       143,599
Etec Systems Inc+                         0            --       176         7,744
Fuji Photo Film Co Ltd ADR (Japan)      675        24,637     3,060       111,690
General Instrument Corp+                  0            --       585        28,775
General Motors Class H+                 500        25,750     1,132        58,298
General Semiconductor Inc+               37           363       229         2,247
Gentex Corp+                            100         1,912       100         1,912
Honeywell Inc                           164        18,614       784        88,984
Imation Corp+                           276         7,780       454        12,797
Input/Output Inc+                       500         3,687       440         3,245
Integrated Device Technology Inc+       700        13,650       704        13,728
Intel Corp                            2,532       208,099    16,352     1,343,930
International Rectifier Corp+           500         8,062       440         7,095
Jabil Circuit+                          100         4,481       152         6,811
Johnson Controls Inc                     86         5,880       465        31,794
KLA Instruments Corp+                    94         5,904       501        31,469
Kyocera Corp ADR (Japan)                660        44,014     2,558       170,587
Lam Research Corp+                      300        16,931       264        14,900

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIO
AUGUST 31, 1999 (Unaudited)


              LifePath 2020             LifePath 2030               LifePath 2040
---------------------------  ------------------------ ---------------------------
    Shares            Value    Shares           Value     Shares            Value
---------------------------------------------------------------------------------

     5,958      $   603,992     4,864     $   493,088     10,276     $  1,041,729
     1,409           54,687     1,259          48,865      2,816          109,296
     5,568          157,644     4,594         130,068      9,757          276,245
    10,242          944,824     8,488         783,018     17,239        1,590,298
       656           20,992       569          18,208        964           30,848
     1,792           62,384     1,818          63,289      3,775          131,417
       695           31,275       863          38,835      1,414           63,630
                -----------               -----------                ------------

              $   7,488,028             $   6,122,805                $ 14,174,808
              $   4,594,313             $   3,758,047                $  8,817,525

                       3.50%                     4.32%                       5.40%
     2,482    $      51,346     1,907   $      39,451      3,889      $    80,454
     3,270           57,429     2,674          46,962      8,232          144,574
     3,026          155,839     2,622         135,033      8,240          424,360
     5,537          393,473     4,979         353,820     10,765          764,988
     2,600          102,212     2,300          90,419      5,411          212,720
       263            7,315       357           9,929        718           19,969
    11,845          353,869     9,605         286,949     20,620          616,022
    11,579          544,213     9,832         462,104     20,761          975,767
     1,411           15,786     1,052          11,769      1,434           16,043
       694           23,900       546          18,803      1,471           50,658
     1,882          135,269     1,824         131,100      3,575          256,953
     1,296           29,970     1,271          29,392      3,000           69,375
       752           23,923       618          19,660      1,117           35,535
       777           45,552       693          40,627      1,466           85,944
     6,150          385,144     4,986         312,248     11,948          748,244
       351           15,444       268          11,792        718           31,592
     7,624          278,276     6,236         227,614     13,350          487,275
     2,535          124,690     2,030          99,851        200            9,837
     2,028          104,442     1,775          91,412      5,476          282,014
       521            5,112       410           4,023      1,128           11,069
       300            5,719       100           1,912        300            5,719
     2,099          238,236     1,842         209,067      3,607          409,394
       615           17,335       653          18,407      1,528           43,071
       976            7,198       725           5,347      1,072            7,906
     1,590           31,005       714          13,923      2,055           40,072
    49,372        4,057,761    39,950       3,283,391     96,514        7,932,244
       877           14,142       625          10,078      1,072           17,286
       602           26,977       514          23,034      1,214           54,402
     1,256           85,879     1,130          77,264      2,140          146,323
     1,359           85,362     1,155          72,548      2,323          145,913
     6,152          410,262     4,960         330,770     10,654          710,489
       438           24,720       446          25,171      1,160           65,467

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIO
AUGUST 31, 1999 (Unaudited)
Portfolio of Investments

                                             LifePath 2000               LifePath 2010
                                 -------------------------   -------------------------
                                      Shares         Value        Shares         Value
--------------------------------------------------------------------------------------
COMMON STOCKS (Continued)

Lattice Semiconductor+                   100   $     6,169           352   $    21,692
Lexmark International Group Class A+     500        39,375         1,284       101,115
Linear Technology Corp                   872        54,881         1,496        94,154
Litton Industries Inc+                   201        12,864           143         9,152
LSI Logic Corp+                          118         6,696           799        45,343
Macromedia Inc+                          400        15,850           352        13,948
Matsushita Electric Industries Co        257        51,673           933       187,591
Maxim Integrated Products Inc+           600        40,387         1,120        75,390
MEMC Electronic Materials Inc+           300         5,963           264         5,247
Microchip Technology Inc+                300        16,425           504        27,594
Micron Electronics Inc+                    0            --           176         1,705
Micron Technology Inc+                   145        10,812         1,232        91,861
Molex Inc                                216         6,925           324        10,388
Molex Inc Class A                        112         3,150           949        26,691
National Semiconductor+                   86         2,424           942        26,553
Novellus System Inc+                     200        10,788           240        12,945
Pitney Bowes Inc                         166         9,794         1,371        80,889
Pixar Inc+                                 0            --            88         2,997
Pmc-Sierra Inc+                            0            --           100         9,300
Policy Management Systems Corp+          396        12,103            99         3,026
Premier Farnell PLC ADR (UK)           1,999        17,491         7,319        64,041
Rambus Inc+                                0            --            88         8,536
Raytheon Co Class B                      284        19,347         2,028       138,158
Read-Rite Corp+                          400         2,250           440         2,475
Rf Micro Devices Inc+                      0            --             0            --
Sanmina Corp+                            100         7,475           240        18,000
SCI Systems Inc+                         300        14,944           604        30,087
Sensormatic Electronics+                 535         6,253           765         8,941
Solectron Corp+                        1,200        93,900         1,778       139,128
SONY Corp ADR (Japan)                    368        46,851         1,482       188,677
Tektronix Inc                              3           100           356        11,837
Teradyne Inc+                            276        18,785           798        54,314
Texas Instruments Inc                    700        57,444         4,564       374,533
Thermo Instrument Systems Inc+            50           556            25           278
Varian Inc+                              177         2,788           431         6,842
Varian Semiconductor Equipment+          177         4,016           431         9,805
Vishay Intertechnology Inc+              578        12,391           515        11,040
Vitesse Semiconductor Corp+              200        13,562           692        47,056
Xerox Corp                               730        34,857         3,212       153,373
Xilinx Inc+                              794        55,530         1,284        89,800
Zenith Electronics Corp+                  44             7            89            14
                                               -----------                 -----------
               TOTAL ELECTRONICS
                          -VALUE               $ 1,362,647                 $ 5,063,463
                           -COST               $   829,255                 $ 2,829,925

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIO--
AUGUST 31, 1999 (Unaudited)

            LifePath 2020               LifePath 2030               LifePath 2040
-------------------------   -------------------------   -------------------------
     Shares         Value        Shares         Value        Shares         Value
---------------------------------------------------------------------------------

        614   $    37,838           625  $     38,516         1,337   $    82,393
      2,180       171,675         2,022       159,232         6,006       472,972
      2,704       170,183         2,496       157,092         8,038       505,892
        521        33,344           696        44,544         1,536        98,304
      2,342       132,908         2,026       114,976         4,010       227,567
        614        24,330           446        17,673           895        35,464
      2,061       414,390         1,721       346,029         3,566       716,989
      2,291       154,213         1,854       124,797         6,259       421,309
        351         6,976           357         7,095           807        16,039
      1,315        71,996         1,095        59,951         2,638       144,430
        351         3,400           268         2,596           542         5,251
      3,321       247,622         2,820       210,266         5,792       431,866
        987        31,646           798        25,586         2,093        67,107
      1,805        50,766         1,686        47,419         3,612       101,588
      2,784        78,474         2,229        62,830         4,476       126,167
        777        41,909           604        32,578         1,578        85,113
      4,223       249,157         3,259       192,281         7,919       467,221
         63         2,146           268         9,129           330        11,241
        300        27,900           100         9,300           200        18,600
        431        13,172           261         7,977           866        26,467
     17,299       151,366        14,076       123,165        34,009       297,579
        163        15,811           179        17,363           242        23,474
      5,535       377,072         4,583       312,217         9,661       658,156
        626         3,521           814         4,579         1,702         9,574
        200         8,787           200         8,787           200         8,787
        601        45,075           514        38,550         1,290        96,750
      1,302        64,856         1,229        61,220         2,815       140,222
      1,610        18,817         1,036        12,108         1,865        21,797
      3,566       279,039         3,120       244,140         7,416       580,302
      3,550       451,959         2,933       373,408         6,266       797,740
        804        26,733           708        23,541         1,324        44,023
      1,581       107,607         2,054       139,800         4,184       284,773
     11,702       960,295        10,590       869,042        22,744     1,866,430
        294         3,271           257         2,859           714         7,943
        820        13,017           795        12,621         1,659        26,337
        820        18,655           795        18,086         1,659        37,742
      1,115        23,903           902        19,337         2,111        45,255
      1,578       107,304         1,418        96,424         3,080       209,440
      8,600       410,650         7,444       355,451        17,970       858,067
      2,634       184,215         3,146       220,023         6,924       484,247
        279            45           230            37           367            59
              -----------                 -----------                 -----------

              $13,093,843                 $11,116,495                 $25,462,356
              $ 7,575,636                 $ 6,176,762                 $14,890,434

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIO
AUGUST 31, 1999 (Unaudited)
Portfolio of Investments

                                             LifePath 2000               LifePath 2010
                                 -------------------------   -------------------------
                                      Shares         Value        Shares         Value
--------------------------------------------------------------------------------------
COMMON STOCKS (Continued)

ENERGY & RELATED
Percent of Net Assets                                 1.45%                       3.04%
AGL Resources Inc                        538   $     9,718           387   $     6,990
Amerada Hess Corp                        122         7,572           505        31,342
Anadarko Petroleum Corp                  162         5,508           705        23,970
Apache Corp                               96         4,368           618        28,119
Ashland Inc                               99         3,818           481        18,549
Atlantic Richfield Corp                  233        20,489         1,935       170,159
BP Amoco PLC ADR (Great Britain)       1,754       196,667         8,350       936,244
Burlington Resources Inc                 204         8,530         1,051        43,945
Chesapeake Energy Corp+                    0            --           352         1,144
Chevron Corp                             770        71,032         3,980       367,155
Coastal Corp                             144         6,237         1,218        52,755
Columbia Gas System Inc                  142         8,357           542        31,982
Conoco Inc                                 0            --           200         5,350
Conoco Inc Class B                         0            --           100         2,687
Consol Energy Inc                        100         1,344             0            --
Consolidated Natural Gas Co              122         7,770           511        32,544
Cooper Cameron Corp+                     200         8,325           416        17,316
Devon Energy Corp+                        14           541           358        13,828
Diamond Offshore Drilling Inc            100         3,825           880        33,660
Dynegy Inc                                 0            --             0            --
Eastern Enterprises                       39         1,753           180         8,089
EEX Corp+                                 45           214           355         1,686
ELF Aquitaine ADR (France)             1,256       110,606         4,412       388,532
Enron Corp                               476        19,932         3,976       166,495
Enron Oil & Gas Co                       100         2,388           880        21,010
Exxon Corp                             2,957       233,233        16,278     1,283,927
Global Marine Inc+                       600        10,650         1,789        31,755
Halliburton Co                           575        26,666         2,445       113,387
Helmerich & Payne Inc                     30           827           400        11,025
Indiana Energy Inc                         0            --             0            --
Kerr-McGee Corp                           97         5,432           418        23,408
McMoRan Exploration Co+                   46           929            41           828
MCN Corp                                   0            --             0            --
Mobil Corp                               869        88,964         4,690       480,139
Murphy Oil Corp                          293        14,870           310        15,732
Nabors Industries Inc+                   400        10,875         1,032        28,057
National Fuel Gas Co                       0            --             0            --
NICOR Inc                                 44         1,702           330        12,767
Noble Affiliates Inc                      38         1,178           642        19,902
Noble Drilling Corp+                     600        14,775         1,560        38,415
Occidental Petroleum Corp                400         8,675         2,205        47,821
Ocean Energy Inc+                        891         9,021         1,961        19,855
ONEOK Inc                                 49         1,522           225         6,989
Parker Drilling Co+                        0            --             0            --

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIO--
AUGUST 31, 1999 (Unaudited)

                LifePath 2020               LifePath 2030               LifePath 2040
    -------------------------   -------------------------   -------------------------
         Shares         Value        Shares         Value        Shares         Value
    ---------------------------------------------------------------------------------
                         4.57%                       5.58%                       6.04%
            699   $    12,626           498   $     8,995           459   $     8,291
          1,594        98,928         1,231        76,399         2,373       147,274
          1,932        65,688         1,663        56,542         3,442       117,028
          1,606        73,073         1,238        56,329         2,579       117,344
          1,085        41,840           985        37,984         1,984        76,508
          5,337       469,322         4,317       379,626         9,215       810,344
         19,294     2,163,340        17,054     1,912,180        15,781     1,769,445
          2,913       121,800         2,284        95,500         4,922       205,801
            976         3,172           546         1,774           984         3,198
         10,663       983,662         8,931       823,885        18,989     1,751,735
          3,527       152,763         2,790       120,842         6,065       262,690
          1,274        75,246         1,075        63,492         2,126       125,567
            900        24,075           400        10,700           900        24,075
              0            --           100         2,687             0            --
            200         2,687           100         1,344           200         2,687
          1,685       107,313         1,326        84,450         2,513       160,047
          1,040        43,290           961        40,002         2,185        90,951
            832        32,136           700        27,038         1,559        60,216
          1,665        63,686         1,407        53,818         3,456       132,192
          1,502        35,297             0            --             0            --
            421        18,919           382        17,166           511        22,963
            664         3,154           797         3,786         1,633         7,757
         10,329       909,598         8,965       789,480        19,750     1,739,234
         10,650       445,969         9,102       381,146        18,680       782,225
          1,765        42,139         1,518        36,242         3,545        84,637
         42,176     3,326,632        34,411     2,714,168        70,642     5,571,888
          4,007        71,124         3,364        59,711         8,023       142,408
          6,164       285,856         4,961       230,066        12,139       562,946
            805        22,188           640        17,640         1,275        35,142
            411         8,715             0            --             0            --
          1,354        75,824         1,156        64,736         2,391       133,896
             79         1,595            41           828            79         1,595
            815        14,568             0            --             0            --
         12,616     1,291,563        10,583     1,083,435        22,600     2,313,675
            832        42,224           779        39,534         2,193       111,295
          2,266        61,607         1,958        53,233         4,593       124,872
            510        24,002             0           --              0           --
            789        30,524           701        27,120         1,159        44,839
          1,391        43,121         1,012        31,372         2,479        76,849
          3,256        80,179         2,925        72,028         6,448       158,782
          5,762       124,963         4,744       102,885        10,405       225,658
          3,582        36,268         3,388        34,304         7,194        72,839
            493        15,314           497        15,438           555        17,240
            840         4,200           652         3,260             0            --

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIO
AUGUST 31, 1999 (Unaudited)
Portfolio Of Investments

                                             LifePath 2000               LifePath 2010
                                 -------------------------   -------------------------
                                      Shares         Value        Shares         Value
--------------------------------------------------------------------------------------
COMMON STOCKS (Continued)

Pennzoil-Quaker State Co                  32   $       444           408   $     5,661
Peoples Energy Corp                       53         1,931           245         8,927
Phillips Petroleum Co                    169         8,619         1,829        93,279
Pioneer Natural Resources Co+            476         5,414         1,329        15,117
Pogo Producing Co                        300         6,263           264         5,511
Pride International Inc+                   0            --           352         5,236
Questar Corp                             254         4,794           838        15,817
Reading & Bates Falcon Corp+             172         2,215         1,131        14,562
Repsol SA                              2,101        43,858         7,700       160,737
Rowan Co Inc+                             66         1,229           469         8,735
Royal Dutch Petroleum Corp             3,076       190,328        10,868       672,457
Santa Fe Snyder Corp+                     83           809           712         6,942
Schlumberger Ltd                         881        58,807         2,855       190,571
Services (B J) Co+                       300        10,275         1,068        36,579
Sonat Offshore Drilling Co               122         4,407           686        24,782
Sunoco Inc                               105         3,419           518        16,867
Texaco Inc                               612        38,862         3,271       207,709
Tosco Corp                               571        14,561         1,595        40,672
Total Compagnie Francaise des
  Petroles SA ADR (France)             1,628       105,922         5,675       369,230
Transocean Offshore Inc                  300        10,200         1,044        35,496
TransTexas Gas Corp+                       0            --             0            --
Ultramar Diamond Shamrock Corp           410        10,711           816        21,318
Union Pacific Resources Group            242         4,341         1,553        27,857
Unocal Corp                              104         4,355         1,486        62,226
USX - Marathon Group                     265         8,248         1,980        61,628
Utilicorp United Inc                       0            --             0            --
Valero Energy Corp                       180         3,825           778        16,532
Vastar Resources Inc                     200        13,325           264        17,589
Washington Gas & Light                   464        12,383           317         8,460
Williams Co Inc                          560        23,100         2,908       119,955
Witco Corp                               216         3,497           874        14,148
                                               -----------                 -----------
          TOTAL ENERGY & RELATED
                         - VALUE               $ 1,524,455                 $ 6,822,158
                         -  COST               $ 1,160,978                 $ 4,871,208
ENGINEERING & CONSTRUCTION
Percent Of Net Assets                                 0.03%                       0.05%
Armstrong World Industries Inc            92   $     4,468           284   $    13,792
Centex Corp                              104         2,925           468        13,162
Clayton Homes Inc                        557         5,292         1,321        12,550
Fleetwood Enterprises Inc                 32           652           313         6,377
Fluor Corp                               113         4,675           514        21,267
Foster Wheeler Corp                      142         1,837           316         4,088
Granite Construction Inc                   0            --             0            --
Kaufman & Broad Home Corp                 49         1,001           298         6,090
Pulte Corp                                90         2,081           354         8,186

MASTER INVESTMENT PORTFOLIO--
LIFEPATH MASTER PORTFOLIO-- AUGUST 31, 1999 (Unaudited)

                LifePath 2020               LifePath 2030               LifePath 2040
-----------------------------   -------------------------   -------------------------
         Shares         Value        Shares         Value        Shares         Value
-------------------------------------------------------------------------------------
          1,283   $    17,802           986   $    13,681         1,484   $    20,590
            559        20,369           577        21,024           781        28,458
          4,461       227,511         3,675       187,425         7,324       373,524
          2,509        28,540         2,319        26,379         5,148        58,558
            526        10,980           446         9,310         1,072        22,378
            701        10,427           714        10,621         1,602        23,830
          1,958        36,957         1,557        29,388         3,763        71,027
          2,644        34,041         2,187        28,158         5,137        66,139
         16,625       347,047        15,850       330,869        33,139       691,777
          1,389        25,870         1,017        18,942         2,219        41,329
         25,712     1,590,930        22,430     1,387,856        50,272     3,110,580
          1,743        16,994         1,206        11,758         2,696        26,286
          7,791       520,049         6,133       409,378        14,813       988,768
          2,041        69,904         1,796        61,513         4,110       140,767
          1,820        65,748         1,454        52,526         3,146       113,649
          1,583        51,546         1,211        39,433         2,487        80,983
          8,897       564,959         7,268       461,518        15,623       992,060
          3,490        88,995         3,172        80,886         6,920       176,460
         13,714       892,267        11,867       772,097        26,865     1,747,904
          1,904        64,736         1,754        59,636         4,040       137,360
              0            --             0            --           265           149
          1,715        44,804         2,164        56,535         4,627       120,880
          4,108        73,687         3,487        62,548         6,913       124,002
          3,950       165,406         3,241       135,717         6,854       287,011
          5,089       158,395         3,986       124,064         8,237       256,377
            888        20,591             0            --             0            --
          1,483        31,514         1,236        26,265         3,003        63,814
            338        22,519           446        29,715           783        52,167
            547        14,598           405        10,808           389        10,381
          7,224       297,990         5,994       247,253        12,252       505,395
          1,648        26,677         1,459        23,618         3,310        53,581
                  -----------                 -----------                 -----------
                  $17,092,043                 $14,360,086                 $28,482,317
                  $12,283,500                 $10,283,151                 $22,703,817

                         0.06%                       0.07%                       0.08%
            623   $    30,254           684   $    33,217           948   $    46,037
            770        21,656           699        19,659         1,577        44,353
          2,888        27,436         2,512        23,864         5,838        55,461
            508        10,351           465         9,474           800        16,300
          1,109        45,885           976        40,382         2,108        87,219
            617         7,982           478         6,184           899        11,631
            355         8,875             0            --             0            --
            624        12,753           447         9,136           839        17,147
            676        15,633           537        12,418         1,011        23,379

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIO
AUGUST 31, 1999 (Unaudited)
Portfolio Of Investments

                                             LifePath 2000               LifePath 2010
                                 -------------------------   -------------------------
                                      Shares         Value        Shares         Value
--------------------------------------------------------------------------------------
COMMON STOCKS (Continued)

Rouse Co                                 200   $     4,550           880   $    20,020
                                               -----------                 -----------
     TOTAL ENGINEERING & CONSTRUCTION
                              - VALUE          $    27,481                 $   105,532
                               - COST          $    28,136                 $   129,670
ENTERTAINMENT & LEISURE
PERCENT OF NET ASSETS                                 0.22%                       0.47%
AMF Bowling Inc+                           0   $        --           176   $       704
Ascent Entertainment Group+              249         3,393           258         3,515
Bally Total Fitness Holding
  Corp+                                   26           834            67         2,148
Boyd Gaming Corp+                          0            --           176           946
Brunswick Corp                           126         3,221           595        15,210
Callaway Golf Co                         296         2,942           950         9,441
Coleman Co Inc+                            0            --           176         1,617
Disney (Walt) Co                       2,179        60,467        12,561       348,568
Gaylord Entertainment Co
  Class A                                105         3,203            92         2,806
Harrah's Entertainment Inc+               48         1,080           512        11,520
Hasbro Inc                               167         4,081         1,225        29,936
International Game Technology
  Inc                                    497         8,698           944        16,520
Lakes Gaming Inc+                        100         1,131            88           995
Mandalay Resort Group+                   429         8,795         1,070        21,935
Mattel Inc                               613        13,065         2,201        46,909
Metro-Goldwyn-Mayer Inc+                 100         2,000           403         8,060
MGM Grand Inc+                           140         6,878           122         5,993
Mirage Resorts Inc+                      217         2,835         1,001        13,076
Navigant International Inc+                0            --            81           638
Polaroid Corp                             34           922           327         8,870
Premier Parks Inc+                         0            --           100         3,275
SFX Entertainment Inc Class A+             0            --             0            --
Tiffany & Co                             452        23,900           780        41,242
Time Warner Inc                        1,274        75,564         7,731       458,545
Topp Inc+                                512         4,544             0            --
                                               -----------                 -----------
   TOTAL ENTERTAINMENT & LEISURE
                         - VALUE               $   227,553                 $ 1,052,469
                          - COST               $   195,279                 $   819,259
ENVIRONMENTAL CONTROL
PERCENT OF NET ASSETS                                 0.01%                       0.01%
Allied Waste Industries Inc+             300   $     3,825         1,070   $    13,642
Republic Services Inc Class A+           100         1,088           100         1,087
Safety-Kleen Corp+                        87         1,109           379         4,832
                                               -----------                 -----------
   TOTAL ENVIRONMENTAL CONTROL
                       - VALUE               $     6,022                 $    19,561
                        - COST               $     9,475                 $    31,757

MASTER INVESTMENT PORTFOLIO--
LIFEPATH MASTER PORTFOLIO-- AUGUST 31, 1999 (Unaudited)

                LifePath 2020               LifePath 2030               LifePath 2040
-----------------------------   -------------------------   -------------------------
         Shares         Value        Shares         Value        Shares         Value
-------------------------------------------------------------------------------------
          1,678   $    38,174         1,418   $    32,259         3,280   $    74,620
                  -----------                 -----------                 -----------

                  $   218,999                 $   186,593                 $   376,147
                  $   264,205                 $   240,209                 $   502,809

                         0.70%                       0.88%                       1.01%
            451   $     1,804           368   $     1,472           807   $     3,228
            351         4,782           354         4,823           700         9,538
            162         5,194           104         3,334           197         6,316
              0            --           368         1,978           719         3,865
          1,722        44,019         1,245        31,825         2,545        65,057
          1,816        18,047         1,846        18,345         3,935        39,104
              0            --             0            --           177         1,626
         33,323       924,713        27,874       773,503        59,323     1,646,213
            123         3,751           153         4,666           221         6,740
          1,662        37,395         1,252        28,170         2,653        59,693
          3,192        78,005         2,653        64,833         5,601       136,875
          1,904        33,320         2,483        43,452         5,981       104,667
            153         1,731           112         1,267           199         2,251
          2,411        49,425         2,098        43,009         4,512        92,496
          4,336        92,411         3,146        67,049         8,073       172,064
            903        18,060           413         8,260         1,317        26,340
             51         2,505           249        12,232           376        18,471
          2,965        38,730         2,309        30,161         4,814        62,883
            168         1,323           144         1,134           422         3,323
            696        18,879           642        17,414         1,047        28,400
            300         9,825           100         3,275           300         9,825
            100         4,119           100         4,119           200         8,237
          1,442        76,246         1,736        91,791         2,980       157,567
         19,373     1,149,061        16,794       996,094        34,952     2,073,091
            633         5,618           470         4,171             0            --
                  -----------                 -----------                 -----------

                  $ 2,618,963                 $ 2,256,377                 $ 4,737,870
                  $ 2,057,665                 $ 1,661,324                 $ 3,775,523

                         0.01%                       0.01%                       0.02%
          2,542   $    32,410         2,150   $    27,412         4,923   $    62,768
            300         3,262           100         1,087           300         3,262
            965        12,304           773         9,856         1,413        18,016
                  -----------                 -----------                 -----------

                  $    47,976                 $    38,355                 $    84,046
                  $    78,958                 $    66,120                 $   143,754

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIO
AUGUST 31, 1999 (Unaudited)
Portfolio of Investments

                                             LifePath 2000               LifePath 2010
                                 -------------------------   -------------------------
                                      Shares         Value        Shares         Value
--------------------------------------------------------------------------------------
COMMON STOCKS (Continued)

FOOD & RELATED
Percent of Net Assets                                 0.76%                       1.36%
Albertson's Inc                          295   $    14,142         2,548   $   122,145
Archer-Daniels-Midland Co                740         9,623         3,888        50,550
Aurora Foods Inc+                        100         1,688           100         1,687
Bestfoods                                221        10,857         1,389        68,235
Bob Evans Farms Inc                      468         9,536           317         6,459
Boston Chicken Inc+                      600           210           500           175
Brinker International Inc+               856        20,544           871        20,904
Brown-Forman Corp Class B                 64         3,760           418        24,558
Campbell Soup Co                         280        12,373         2,184        96,506
CBRL Group Inc                           149         1,956           801        10,513
CKE Restaurants Inc                      120           968           384         3,096
ConAgra Inc                              858        21,021         2,372        58,114
Corn Product International Inc            60         1,954           260         8,466
Darden Restaurants Inc                    90         1,406           674        10,531
Dave & Buster's Inc+                       0            --             0            --
Dean Foods Co                            124         4,991           275        11,069
Dole Food Inc                            146         3,677           425        10,705
Earthgrains Co                            56         1,351           257         6,200
Fleming Co Inc                             2            24           256         3,088
Flowers Industries Inc                   309         4,886           962        15,212
Food Lion Inc Class A                    600         4,744         1,800        14,231
Food Lion Inc Class B                  1,200         9,675         2,264        18,253
General Mills Inc                        155        12,981           667        55,861
Great Atlantic & Pacific Tea Co           59         2,072           278         9,765
Hannaford Brothers Co                    236        16,933           205        14,709
Heinz (H J) Co                           115         5,369         1,938        90,480
Hershey Foods Corp                       159         8,516           590        31,602
Hormel Foods Corp                        200         8,050           416        16,744
IBP Inc                                  332         7,615           886        20,323
Imperial Sugar Co                          0            --             0            --
International Home Foods Inc+              0            --           152         3,040
International Multifoods Corp              0            --             0            --
Interstate Bakeries Corp                   0            --           328         7,851
Keebler Foods Co+                        200         5,963            88         2,623
Kellogg Co                               246         8,748         1,874        66,644
Koninklijke Ahold NV ADR
(Netherlands)                          2,362        84,442         8,403       300,407
Kroger Co+                               362         8,371         4,342       100,409
Lancaster Colony Corp                    107         3,518           231         7,594
Lance Inc                                  0            --             0            --
Lone Star Steakhouse & Saloon+           300         2,288           352         2,684
Luby's Cafeteria Inc                      45           602           193         2,581
McCormick & Co Inc                       188         6,016           792        25,344
McDonald's Corp                        1,358        56,187         8,400       347,550
Michael Foods Inc                          0            --             0            --

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIO--
AUGUST 31, 1999 (Unaudited)


           LifePath 2020             LifePath 2030               LifePath 2040
------------------------    ----------------------   -------------------------
      Shares       Value      Shares         Value        Shares         Value
------------------------------------------------------------------------------

                    2.20%                     2.66%                       3.35%
       6,923 $   331,871       5,796   $   277,846        12,453  $    596,966
      10,213     132,774       8,685       112,906        18,325       238,230
         300       5,062         200         3,375           300         5,062
       4,505     221,308       3,456       169,776         8,219       403,758
         659      13,427         421         8,578         1,204        24,532
         700         245         700           245         1,100           385
       1,740      41,760         845        20,280         1,970        47,280
         930      54,637         840        49,350         1,870       109,863
       6,477     286,202       5,291       233,796        13,029       575,719
       1,600      21,000       1,392        18,270         3,213        42,171
       1,068       8,611         686         5,531         1,549        12,489
       7,027     172,161       5,473       134,088        13,446       329,427
         610      19,863         508        16,542         1,308        42,592
       2,279      35,609       1,851        28,922         4,203        65,672
          90       1,058           0            --             0            --
         958      38,559         815        32,804         2,024        81,466
       1,234      31,081         932        23,475         2,307        58,108
         586      14,137         479        11,556         1,369        33,027
         702       8,468         526         6,345         1,165        14,053
       2,219      35,088       1,875        29,648         4,241        67,061
       4,320      34,155       3,418        27,024         8,391        66,342
       4,958      39,974       4,453        35,902         9,874        79,609
       2,240     187,600       1,722       144,217         4,527       379,136
         617      21,672         607        21,321           817        28,697
         628      45,059         572        41,041         1,437       103,105
       5,260     245,576       4,212       196,648        10,491       489,799
       2,068     110,767       1,639        87,789         4,283       229,408
       1,040      41,860         961        38,680         2,285        91,971
       1,636      37,526       2,270        52,068         4,593       105,352
         117         717         184         1,127             0            --
         701      14,020         514        10,280         1,413        28,260
         240       5,445           0            --             0            --
         952      22,788         871        20,850         2,120        50,748
         175       5,217         793        23,641         1,666        49,668
       5,946     211,455       4,820       171,411        11,918       423,834
      19,860     709,995      17,404       622,193        38,407     1,373,050
      13,020     301,087      10,068       232,822        23,918       553,104
         681      22,388         657        21,599         1,659        54,540
         419       5,447           0            --             0            --
         714       5,444         546         4,163           895         6,824
         421       5,631         329         4,400           649         8,680
       1,451      46,432       1,233        39,456         2,963        94,816
      22,112     914,884      18,664       772,223        39,838     1,648,297
         201       5,565           0            --             0            --

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIO
AUGUST 31, 1999 (Unaudited)
Portfolio of Investments

                                             Lifepath 2000               Lifepath 2010
                                 -------------------------   -------------------------
                                      Shares         Value        Shares         Value
--------------------------------------------------------------------------------------
COMMON STOCKS (Continued)

Morrison Management Specialist           128   $     3,008            58   $     1,363
Nabisco Group Holdings Corp              370         6,568         1,903        33,778
Nabisco Holdings Corp Class A            100         3,931            76         2,988
NPC International Inc+                     0            --             0            --
Outback Steakhouse Inc+                  100         2,963           692        20,500
Pioneer Hi Bred International Inc        245         9,586         1,142        44,681
Planet Hollywood International+            0            --           176            44
Quaker Oats Co                           102         6,815           513        34,275
Ralston-Purina Group                      95         2,613         1,598        43,945
Richfood Holdings Inc                      0            --           440         8,057
Ruby Tuesday Inc                         384         6,960           176         3,190
Ryans Family Steak House+                119         1,153           454         4,398
Safeway Inc+                           1,598        74,407         3,243       151,002
Sara Lee Corp                            551        12,225         4,446        98,646
Sbarro Inc+                                0            --             0            --
Shoney's Inc+                             97           206           325           691
Sizzler International Inc+               254           635             0            --
Smucker (J M) Co Class A                 305         7,015             0            --
Starbucks Corp+                          800        18,300         1,736        39,711
Suiza Foods Corp+                        200         6,375           152         4,845
Super Value Inc                           86         1,935           641        14,422
Sysco Corp                                50         1,631         1,679        54,777
Tootsie Roll Industries                  449        15,350           215         7,350
Tricon Global Restaurants+                71         2,884           510        20,719
Tyson Food Inc Class A                   391         6,280           583         9,364
U.S. Foodservice+                        100         2,081             0            --
Unilever NV                            2,645       182,174         9,250       637,094
Universal Corp                           181         5,136           528        14,982
Universal Foods Corp                     358         7,563           463         9,781
UST Inc                                   72         2,282           698        22,118
Vlasic Foods International Inc+           80           590           318         2,345
Weis Markets Inc                         200         7,088           176         6,237
Wendy's International Inc                141         3,948           715        20,020
Whole Foods Market Inc+                  200         7,188           352        12,650
Winn-Dixie Stores Inc                    146         4,964           849        28,866
Wrigley (W M) Jr Co                      134        10,494           529        41,427
                                               -----------                 -----------
            TOTAL FOOD & RELATED
                         - VALUE               $   801,405                 $ 3,061,174
                          - COST               $   662,252                 $ 2,523,729
FURNITURE & APPLIANCES
Percent Of Net Assets                                 0.08%                       0.16%
Bassett Furniture Industries              25   $       509            44   $       897
Champion Enterprises Inc+                  0            --             0            --
Ethan Allen Interiors Inc                300         8,756           278         8,114
Furniture Brands International+            0            --           100         2,006
HON Industries Inc                         6           141           651        15,339

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIO--
AUGUST 31, 1999 (Unaudited)

                LifePath 2020               LifePath 2030               LifePath 2040
-----------------------------   -------------------------   -------------------------
         Shares         Value        Shares         Value        Shares         Value
-------------------------------------------------------------------------------------
            188   $     4,418           118   $     2,773           228   $     5,358
          5,245        93,099         4,416        78,384        13,613       241,631
            363        14,270           168         6,604           230         9,042
            328         3,710           253         2,862             0            --
          1,215        35,994         1,139        33,743         2,782        82,417
          3,220       125,983         2,714       106,185         6,773       264,994
            438           109           357            89           530           133
          1,920       128,280         1,510       100,887         4,084       272,862
          5,011       137,802         3,570        98,175         9,139       251,323
              0            --           536         9,815           883        16,170
            563        10,204           355         6,434           784        14,210
            987         9,562           706         6,839         1,018         9,862
          7,060       328,731         5,953       277,187        11,589       539,613
         13,659       303,059        10,826       240,202        26,534       588,723
            280         7,700           196         5,390             0            --
            758         1,611           632         1,343         1,252         2,661
            480         1,200           384           960             0            --
            382         8,786           295         6,785             0            --
          3,156        72,193         2,736        62,586         9,108       208,346
            501        15,969           514        16,384         1,402        44,689
          1,998        44,955         1,773        39,892         3,466        77,985
          5,095       166,224         3,893       127,009         9,744       317,898
            490        16,752           301        10,290           904        30,906
          2,085        84,703         1,712        69,550         4,472       181,675
          1,337        21,476           926        14,874         4,709        75,638
            400         8,325           200         4,162           400         8,325
         23,607     1,625,932        20,283     1,396,992        44,884     3,091,386
            911        25,850           887        25,169         2,112        59,928
            717        15,147           673        14,217         1,249        26,385
          2,873        91,038         2,315        73,357         5,401       171,144
            829         6,114           749         5,524         1,792        13,216
             63         2,233           268         9,497           318        11,269
          2,044        57,232         1,753        49,084         3,786       106,008
            701        25,192           625        22,461         1,425        51,211
          2,563        87,142         2,090        71,060         4,326       147,084
          1,784       139,710         1,179        92,330         3,524       275,973
                  -----------                 -----------                 -----------

                  $ 8,234,330                 $ 6,841,283                 $15,811,166
                  $ 6,804,294                 $ 5,738,446                 $14,221,014

                         0.24%                       0.29%                       0.36%
            175   $     3,566           107   $     2,180           182   $      3,708
            100           850             0            --           188          1,598
          1,001        29,217         1,071        31,260         2,119         61,848
            300         6,019           100         2,006           200          4,013
          1,399        32,964           968        22,808         2,435         57,375

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIO
AUGUST 31, 1999 (Unaudited)
Portfolio of Investments

                                             Lifepath 2000               LIFEPATH 2010
                                 -------------------------   -------------------------
                                      Shares         Value        Shares         Value
--------------------------------------------------------------------------------------
COMMON STOCKS (Continued)

Hussmann International Inc                32   $       544           385   $     6,545
Knoll Inc+                                 0            --           176         4,708
Leggett & Platt Inc                      816        18,054         1,900        42,037
Maytag Corp                               96         6,012           434        27,179
Miller (Herman) Inc                      376         8,860           979        23,068
National Presto Industries Inc             0            --             0            --
Newell Rubbermaid Inc                    205         8,405         1,387        56,867
Pioneer Corp ADR                       1,592        28,258         6,817       121,002
Skyline Corp                              20           555            39         1,082
Sunbeam Oster Co Inc+                    300         1,856         1,056         6,534
Whirlpool Corp                            73         5,160           480        33,930
                                               -----------                 -----------
    TOTAL FURNITURE & APPLIANCES
                          -VALUE               $    87,110                 $   349,308
                           -COST               $    76,081                 $   329,851
HEALTHCARE
Percent of Net Assets                                 0.16%                       0.19%
Apria Healthcare Group Inc+              500   $     8,438           528   $     8,910
Beverly Enterprises Inc+                 575         2,875         1,360         6,800
Cardinal Health Inc                      721        45,964         1,932       123,165
First Health Group Corp+                 468        10,091           962        20,743
HCR Manor Care Inc+                      101         1,976           651        12,735
Healthsouth Corp+                        500         4,094         2,510        20,551
Idexx Laboratories Inc+                  400         6,800           440         7,480
Lifepoint Hospital Inc+                   34           235           141           969
Lincare Holdings Inc+                      0            --           340         8,967
McKesson HBOC Inc                        655        20,387         2,062        64,180
Mid Atlantic Medical Services+           400         3,375           440         3,712
Novacare Inc+                              0            --             0            --
Oakley Inc+                              600         3,675           528         3,234
Oxford Health Plans Inc+                 400         6,200           780        12,090
PacifiCare Health Systems Inc Class A+   286        17,160           222        13,320
St Jude Medical Inc+                     132         4,785           461        16,711
Total Renal Care Holdings Inc+             0            --           980         7,901
Triad Hospitals Inc+                      34           380           241         2,696
United Healthcare Corp                   267        16,237         1,254        76,259
Universal Health Services Inc+           200         6,675           152         5,073
Varian Medical Systems Inc               177         3,828           431         9,320
Vencor Inc+                              500            40           616            49
Ventas Inc                               500         1,906           792         3,020
                                               -----------                 -----------
                TOTAL HEALTHCARE
                          -VALUE               $   165,121                 $   427,885
                           -COST               $   210,258                 $   558,572

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIO--
AUGUST 31, 1999 (Unaudited)

            LifePath 2020               LifePath 2030               LifePath 2040
-------------------------   -------------------------   -------------------------
     Shares         Value        Shares         Value        Shares         Value
---------------------------------------------------------------------------------
        898   $    15,266           712   $    12,104         1,453   $    24,701
        263         7,035           268         7,169           630        16,853
      3,348        74,075         3,054        67,570         9,339       206,625
      1,189        74,461         1,044        65,381         2,459       153,995
      2,476        58,341         2,146        50,565         4,640       109,330
        102         3,991            72         2,817             0            --
      4,507       184,787         3,626       148,666         8,164       334,724
     17,194       305,194        14,037       249,157        29,956       531,719
        195         5,411            70         1,943           117         3,247
      2,028        12,548         1,975        12,220         4,375        27,070
      1,130        79,877           988        69,839         1,929       136,356
              -----------                 -----------                 -----------

              $   893,602                 $   745,685                 $ 1,673,162
              $   844,767                 $   700,312                 $ 1,661,969

                     0.28%                       0.33%                       0.43%
        701   $    11,829           714   $    12,049         1,248   $    21,060
      2,642        13,210         2,459        12,295         5,535        27,675
      4,873       310,654         3,834       244,418        10,677       680,659
      1,806        38,942         1,700        36,656         3,694        79,652
      1,834        35,878         1,517        29,676         4,512        88,266
      6,837        55,978         5,824        47,684        11,705        95,835
        701        11,917           536         9,112           983        16,711
        582         4,001           436         2,998         1,107         7,611
        601        15,851           514        13,557         1,400        36,925
      4,257       132,499         3,803       118,368         9,179       285,696
        714         6,024           446         3,763         1,248        10,530
        954         1,073           734           826             0            --
      1,152         7,056           814         4,986         1,160         7,105
      1,665        25,808         1,596        24,738         3,268        50,654
      1,051        63,060           667        40,020         1,369        82,140
      1,410        51,113         1,024        37,120         2,125        77,031
        100           806             0            --           188         1,516
        582         6,511           536         5,997         1,107        12,385
      3,309       201,229         2,517       153,065         5,812       353,442
        501        16,721           514        17,155         1,313        43,821
        820        17,733           795        17,192         1,659        35,876
      1,315           105         1,053            84         2,185           175
      1,590         6,062         1,511         5,761         3,280        12,505
              -----------                 -----------                 -----------

              $ 1,034,060                 $   837,520                 $ 2,027,270
              $ 1,176,956                 $ 1,008,492                 $ 2,414,007

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIO
AUGUST 31, 1999 (Unaudited)
Portfolio of Investments

                                                    LifePath 2000               LifePath 2010
                                        -------------------------   -------------------------
                                             Shares         Value        Shares         Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
HOSPITAL & MEDICAL SUPPLIES
Percent of Net Assets                                        0.27%                       0.77%
Amerisource Health Corp Class A+                  0   $        --           100   $     2,581
Arrow International Inc                           0            --            88         2,552
Bard (C R) Inc                                   43         2,005           435        20,282
Bausch & Lomb Inc                                46         3,039           461        30,455
Baxter International Inc                        205        13,748         1,422        95,363
Becton Dickinson & Co                            78         2,194         1,524        42,862
Biomet Inc                                      112         4,004           576        20,592
Boston Scientific Corp+                         212         7,195         1,811        61,461
Columbia/HCA Healthcare Corp                    650        16,006         4,084       100,569
Dentsply International Inc                      200         4,963           516        12,803
Genzyme Surgical Products+                       22           144           124           806
Guidant Corp                                    157         9,214         1,538        90,261
Health Management Associates Inc
  Class A+                                      962         7,696         1,995        15,960
Hillenbrand Industries Inc                      200         5,700           328         9,348
Johnson & Johnson                               903        92,332         6,715       686,609
Mallinckrodt Group Inc                           77         2,469           459        14,717
Medpartners Inc+                                710         4,970         1,662        11,634
Medtronic Inc                                   861        67,373         3,999       312,922
PE Corp-Celera Genomics Group+                    9           259           193         5,549
PE Corp-PE Biosystems Group                      38         2,615           472        32,480
Phycor Inc+                                     300         1,219           704         2,860
Quorum Health Group Inc+                         50           441           584         5,147
Safeskin Corp+                                  100           794           516         4,096
STERIS Corp+                                    200         2,513           780         9,799
Stryker Corp                                    348        20,054           710        40,914
Sybron International Corp+                      400        10,300           944        24,308
Tenet Healthcare Corp+                          334         5,824         1,952        34,038
Thermo Cardiosystems Inc+                       150         1,256           220         1,842
Visx Inc+                                         0            --           100         9,050
Waters Corp+                                      0            --           504        33,232
                                                      -----------                 -----------
        TOTAL HOSPITAL & MEDICAL
                        SUPPLIES
                          -VALUE                      $   288,327                 $ 1,735,092
                           -COST                      $   225,935                 $ 1,282,958
HOUSEHOLD PRODUCTS
Percent of Net Assets                                        0.21%                       0.58%
Alberto-Culver Co Class B                        92   $     2,340           455   $    11,574
Avon Products Inc                                80         3,510         1,409        61,820
Blyth Industries Inc+                             0            --             0            --
Colgate-Palmolive Co                            668        35,738         3,016       161,356
Dial Corp                                       436        12,099           926        25,697
Estee Lauder Co Class A                         300        13,781           152         6,983
Gillette Co                                     837        39,025         5,502       256,531

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIO--
AUGUST 31, 1999 (Unaudited)

           LifePath 2020               LifePath 2030               LifePath 2040
------------------------   -------------------------   -------------------------
    Shares         Value        Shares         Value        Shares         Value
--------------------------------------------------------------------------------
                    1.25%                       1.50%                       1.95%
       300   $     7,744           100   $     2,581           200   $     5,163
         0            --             0            --           177         5,133
       793        36,974           887        41,356         1,551        72,315
       725        47,895           765        50,538         1,415        93,478
     4,350       291,722         3,316       222,379         8,243       552,796
     3,972       111,713         3,040        85,500         8,035       225,984
     1,631        58,308         1,347        48,155         3,280       117,260
     5,747       195,039         4,739       160,830        11,448       388,517
    10,471       257,848         8,797       216,626        18,944       466,496
       952        23,622           871        21,612         2,196        54,488
        59           384           165         1,072           243         1,580
     4,674       274,305         3,434       201,533         8,751       513,574

     4,264        34,112         3,476        27,808        11,590        92,720
       689        19,637           604        17,214         2,273        64,781
    19,966     2,041,524        16,149     1,651,235        38,900     3,977,525
     1,018        32,640           890        28,536         1,867        59,861
     3,636        25,452         3,628        25,396         7,544        52,808
     9,089       711,214         8,417       658,630        20,154     1,577,051
       397        11,414           374        10,753           843        24,236
     1,288        88,631         1,096        75,419         2,774       190,886
     1,546         6,281         1,573         6,390         3,436        13,959
     1,164        10,258           948         8,354         2,243        19,766
     1,252         9,938           971         7,707         2,308        18,320
     1,678        21,080         1,607        20,188         3,368        42,311
     1,387        79,926         1,039        59,872         3,986       229,693
     1,841        47,406         2,289        58,942         5,299       136,449
     5,033        87,763         4,024        70,169         9,000       156,938
       263         2,203           268         2,245           498         4,171
       300        27,131           100         9,050           200        18,088
     1,502        99,038         1,250        82,422           200        13,188
             -----------                 -----------                 -----------

             $ 4,661,202                 $ 3,872,512                 $ 9,189,535
             $ 3,351,519                 $ 2,806,417                 $ 6,792,960

                    1.06%                       1.25%                       1.64%
       695   $    17,679           772   $    19,638         1,429   $    36,350
     3,911       171,595         3,130       137,329         7,569       332,090
       100         2,831           100         2,831           100         2,831
     9,138       488,883         6,882       368,187        16,816       899,656
     1,877        52,087         2,314        64,213         5,306       147,242
       502        23,061           950        43,641         2,074        95,274
    16,358       762,692        13,123       611,860        32,147     1,498,854

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIO
AUGUST 31, 1999 (Unaudited)
Portfolio of Investments

                                                    LifePath 2000               LifePath 2010
                                        -------------------------   -------------------------
                                             Shares         Value        Shares         Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
International Specialty Products Inc+             0   $        --           276   $     2,605
Kimberly-Clark Corp                             346        19,700         2,614       148,835
NCH Corp                                          0            --             0            --
Procter & Gamble Co                             988        98,059         6,404       635,597
                                                      -----------                 -----------
        TOTAL HOUSEHOLD PRODUCTS
                          -VALUE                      $   224,252                 $ 1,310,998
                           -COST                      $   166,188                 $   908,446
INSURANCE
Percent of Net Assets                                        0.90%                       1.82%
20th Century Industries                           0   $        --         1,044   $    19,575
Aegon NV ADR (Netherlands)                      116        10,070           785        68,148
Aetna Inc                                       154        11,974           835        64,921
AFLAC Corp                                    1,392        62,553         2,877       129,285
Alleghany Corp+                                   2           362           104        18,798
Allied Zurich PLC ADR                         2,120        52,668         8,258       205,158
Allmerica Financial Corp                         24         1,356           630        35,595
Allstate Corp                                   924        30,319         5,012       164,456
American Financial Group Inc                    304         8,968           143         4,219
American General Corp                           226        16,046         1,618       114,878
American International Group Inc              1,515       140,422         8,337       772,736
American National Insurance Co                  100         7,000            88         6,160
Aon Corp                                        254         8,477         1,543        51,481
Argonaut Group Inc                                0            --            88         2,222
Axa-UAP ADR (France)                          1,875       117,422         5,908       369,989
Berkshire Hathaway Inc Class A+                   0            --             2       128,400
Berkshire Hathaway Inc Class B+                   9        18,027             3         6,009
Chubb Corp                                      195        11,152           954        54,557
CIGNA Corp                                      217        19,489         1,263       113,433
Cincinnati Financial Corp                       120         4,755           968        38,357
CNA Financial Corp+                             200         7,275            76         2,765
Conseco Inc                                     302         7,248         1,872        44,928
Equitable Co Inc                                300        18,525         1,056        65,208
Everest Reinsurance Holdings Inc                100         2,775           416        11,544
First American Financial Corp                   100         1,488           516         7,676
Foundation Health Systems+                      391         4,985         1,443        18,398
Fremont General Corporation                     300         2,981           704         6,996
Hartford Financial Services Group               192         8,724         1,457        66,202
Hartford Life Class A                             0            --             0            --
Highlands Insurance Group+                       37           315            67           570
Horace Mann Educators Corp                      300         9,038           616        18,557
HSB Group Inc                                   345        12,830           170         6,322
Humana Inc+                                     177         1,604         1,000         9,063
Jefferson-Pilot Corp                            140         9,345           618        41,252
Leucadia National Corp                            0            --           328         6,950
Lincoln National Corp                           248        11,625         1,242        58,219
Loews Corp                                      135        10,598           733        57,541

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIO--
AUGUST 31, 1999 (Unaudited)

                       LifePath 2020               LifePath 2030              LifePath 2040
------------------------------------   -------------------------   ------------------------
             Shares            Value     Shares            Value     Shares           Value
-------------------------------------------------------------------------------------------
                363      $     3,426        268      $     2,529        818     $     7,720
              8,168          465,066      6,652          378,748     15,826         901,093
                109            4,851         79            3,515          0              --
             19,693        1,954,530     16,022        1,590,183     38,476       3,818,743
                         -----------                 -----------                 ----------

                         $ 3,946,701                 $ 3,222,674                $ 7,739,853
                         $ 2,747,395                 $ 2,330,647                $ 5,747,403

                                2.76%                       3.37%                      4.03%
              2,016      $    37,800      1,864      $    34,950        188     $     3,525
              2,766          240,123      1,733          150,446      3,397         294,902
              2,268          176,337      2,001          155,578      4,309         335,025
              4,738          212,914      4,348          195,388      9,581         430,546
                106           19,160        106           19,159         10           1,808
             17,502          434,813     16,798          417,323     30,471         757,009
              1,384           78,196      1,114           62,941        951          53,732
             13,421          440,377     11,171          366,548     24,089         790,420
                688           20,296        700           20,650      1,737          51,242
              4,132          293,372      3,466          246,086      7,268         516,028
             24,707        2,290,030     19,687        1,824,739     49,262       4,565,972
                163           11,410        368           25,760        330          23,100
              3,979          132,782      3,458          115,394      7,221         241,001
                  0               --        179            4,520        265           6,691
             14,497          907,875     12,278          768,910     27,460       1,719,683
                  4          256,800          4          256,800          8         513,600
                 21           42,063          4            8,012         19          38,057
              2,763          158,009      2,320          132,675      4,842         276,902
              3,481          312,637      2,936          263,690      6,150         552,347
              2,830          112,139      2,205           87,373      4,815         190,794
                151            5,493        514           18,697      1,402          50,998
              5,011          120,264      4,155           99,720      8,925         214,200
              1,865          115,164      1,964          121,277      3,963         244,715
              1,040           28,860        871           24,170      2,196          60,939
              1,240           18,445        961           14,295        200           2,975
              2,702           34,451      2,522           32,155      5,571          71,030
              1,327           13,187      1,150           11,428      2,473          24,575
              3,800          172,663      3,156          143,401      6,700         304,431
                100            4,344        100            4,344        100           4,344
                151            1,284        121            1,028        191           1,624
              1,240           37,355      1,161           34,975      2,685          80,886
                556           20,676        546           20,304      1,428          53,104
              2,672           24,215      2,207           20,001      4,345          39,377
              1,695          113,141      1,492           99,591      2,984         199,182
                952           20,171        871           18,454      2,108          44,663
              3,288          154,125      2,670          125,156      5,722         268,219
              1,847          144,990      1,597          125,364      3,333         261,641

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIO
AUGUST 31, 1999 (Unaudited)
Portfolio of Investments

                                             LifePath 2000               LifePath 2010
                                 -------------------------   -------------------------
                                      Shares         Value      Shares           Value
--------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
Marsh & McLennan Companies Inc           220   $    16,019         1,477   $   107,544
MBIA Inc                                  94         4,876           624        32,370
Mercury General Corp                     200         6,050           152         4,598
Mony Group Inc                             0            --             0            --
Ohio Casualty Corp                       500         7,688           404         6,212
Old Republic International Corp          525         8,138         1,406        21,793
PMI Group Inc                            150         6,375           228         9,690
Progressive Corp Ohio                     75         7,650           425        43,350
Protection One Inc+                        0            --           100           350
Protective Life Corp                     100         2,975           692        20,587
Providian Financial Corp                 177        13,740           567        44,013
Radian Group Inc                         100         4,631           264        12,227
Reinsurance Group Of America               0            --           528        16,896
Reliance Group Holdings                  100           475           792         3,762
Reliastar Financial Corp                 400        18,025         1,056        47,586
SAFECO Corp                              156         5,558           843        30,032
St Paul Co                               164         5,258         1,470        47,132
Tokio Marine & Fire Insurance Co
  ADR (Japan)                          2,818       166,262        11,360       670,240
Torchmark Corp                           142         4,047           832        23,712
Transatlantic Holdings Inc               126         9,088           220        15,868
Travelers Property Casualty                0            --           188         6,674
Trigon Healthcare Inc+                     0            --           328        11,911
UICI+                                    200         5,225           528        13,893
Unitrin Inc                              300        10,781           604        21,706
Unumprovident Corp                       279        10,061         1,654        59,647
Wellpoint Health Networks+                 0            --           340        24,778
                                               -----------                 -----------
                 TOTAL INSURANCE
                          -VALUE               $   943,338                 $ 4,087,139
                           -COST               $   746,743                 $ 3,260,074

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIO--
AUGUST 31, 1999 (Unaudited)

                       LifePath 2020               LifePath 2030                LifePath 2040
------------------------------------     -----------------------     ------------------------
            Shares             Value        Shares         Value       Shares           Value
---------------------------------------------------------------------------------------------
             4,230      $    307,997         3,453   $   251,422        7,300     $   531,531
             1,732            89,848         1,400        72,625        2,610         135,394
               501            15,155           514        15,548        1,225          37,056
               200             5,600           100         2,800          200           5,600
             1,102            16,943           928        14,268        2,704          41,574
             3,124            48,422         2,724        42,222        6,138          95,139
               621            26,393           504        21,420        1,522          64,685
             1,044           106,488           938        95,676        2,041         208,182
               200               700             0            --          200             700
             1,302            38,735         1,139        33,885        2,826          84,074
             2,018           156,647         1,519       117,912        4,230         328,354
               526            24,360           536        24,823        1,248          57,798
                 0                --             0            --          100           3,200
             1,778             8,446         1,518         7,210        3,456          16,416
             1,865            84,042         1,696        76,426        4,681         210,938
             2,207            78,624         1,978        70,466        4,168         148,485
             3,868           124,018         3,130       100,356        6,818         218,602

            28,386         1,674,774        22,969     1,355,171       49,308       2,909,172
             2,306            65,721         2,003        57,086        4,094         116,679
               366            26,398           437        31,519          836          60,297
               300            10,650           168         5,964          300          10,650
               200             7,263           100         3,631          200           7,263
               877            23,076           804        21,155        2,143          56,388
             1,302            46,791         1,228        44,131        2,726          97,966
             3,819           137,723         3,345       120,629        6,883         248,218
                51             3,717           157        11,441          395          28,786
                        ------------                 -----------                  -----------

                        $ 10,334,492                 $ 8,669,088                  $19,012,434
                        $  7,940,246                 $ 6,663,921                  $15,568,747

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIO
AUGUST 31, 1999 (Unaudited)
Portfolio of Investments

                                             LifePath 2000               LifePath 2010
                                 -------------------------   -------------------------
                                      Shares         Value        Shares         Value
--------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
LODGING
Percent of Net Assets                                0.03%                       0.06%
Choice Hotels International Inc+          59   $       959           444   $     7,215
Extended Stay America Inc+               400         3,600           880         7,920
Hilton Hotels Corp                       164         2,009         1,211        14,835
Homestead Village Property Inc+           75           183            76           185
Interstate Hotels Corp+                   25            91            63           228
Marriott International                   306        10,481         1,312        44,936
Park Place Entertainment Corp+           464         5,249         1,813        20,510
Promus Hotel Corp+                       341         9,910           984        28,598
Sodexho Marriott Services Inc+            44           622            21           297
Sunburst Hospitality Corp+                19           115           147           891
Wyndham International Class A+           751         2,675         1,911         6,808
                                               -----------                 -----------
                   TOTAL LODGING
                          -VALUE               $    35,894                 $   132,423
                           -COST               $    44,065                 $   165,304
MACHINERY
Percent of Net Assets                                0.23%                       0.40%
AGCO Corp                                300   $     3,094           792   $     8,168
AVX Corp                                 200         5,988           164         4,910
Black & Decker Corp                      116         6,105           516        27,155
Case Corp                                 43         2,123           479        23,651
Caterpillar Inc                          320        18,120         2,209       125,085
Cummins Engine Co Inc                     25         1,481           288        17,064
Deere & Co                               189         7,347         1,694        65,854
Federal Mogul Corp                       296        13,505           516        23,543
Flowserve Corp                           200         3,163           528         8,349
Harsco Corp                              238         6,590           434        12,016
Ingersoll-Rand Co                        172        10,944         1,080        68,715
Jacobs Engineering Group+                  0            --             0            --
Kubota Corp ADR (Japan)                1,034        64,754         4,543       284,505
MagneTek Inc+                              0            --             0            --
Makita Corp ADR (Japan)                1,020        12,368         4,293        52,053
McDermott International Inc               46         1,038           436         9,837
Milacron Inc                              51           918           337         6,066
Nordson Corp                             214        10,519           141         6,931
Pall Corp                                 13           258           642        12,760
Parker Hannifin Corp                     138         6,038           637        27,869
Pentair Co                               200         9,100           240        10,920
Presstek Inc+                            200         1,225           352         2,156
SPX Corp+                                 33         2,797            43         3,644
Tecumseh Products Co Class A             241        13,737           167         9,519
Teleflex Inc                             350        16,275           240        11,160
Thermo Electron Corp+                    169         2,683           966        15,335

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIO--
AUGUST 31, 1999 (Unaudited)

                             LifePath 2020              LifePath 2030               LifePath 2040
------------------------------------------      ---------------------     -----------------------
               Shares         Value               Shares       Value         Shares         Value
-------------------------------------------------------------------------------------------------
                                      0.09%                      0.11%                       0.14%
                 1,069         $    17,371          720   $    11,700         1,175   $    19,094
                 1,765              15,885        1,618        14,562         3,745        33,705
                 3,592              44,002        2,713        33,234         7,203        88,237
                   188                 458          201           490           266           648
                   214                 776          206           747           331         1,200
                 3,535             121,074        2,866        98,160         6,922       237,079
                 4,986              56,404        3,659        41,392         9,168       103,713
                 1,765              51,295        2,222        64,577         4,556       132,409
                   315               4,449          241         3,404         1,081        15,269
                   422               2,558          340         2,061           458         2,777
                 3,624              12,911        3,287        11,710         7,531        26,829
                               -----------                 ----------                  ----------



                               $   327,183                $   282,037                 $   660,960
                               $   368,560                $   345,014                 $   816,050

                                      0.61%                      0.74%                       0.86%

                 1,590         $    16,397        1,528   $    15,758         3,480   $    35,888
                   426              12,753          336        10,059         1,048        31,375
                 1,422              74,833        1,244        65,466         2,629       138,351
                 1,068              52,733        1,001        49,424         1,888        93,220
                 6,030             341,449        5,168       292,638        10,594       599,885
                   631              37,387          519        30,751           901        53,384
                 4,245             165,024        3,472       134,974         6,910       268,626
                   811              37,002        1,137        51,876         2,720       124,100
                 1,152              18,216          982        15,528         2,231        35,278
                   982              27,189        1,012        28,020         2,391        66,201
                 2,962             188,457        2,327       148,055         4,692       298,529
                   327              10,791            0            --             0            --
                11,376             712,422        9,285       581,473        19,660     1,231,208
                   322               2,979            0            --             0            --
                10,709             129,847        8,797       106,664        18,833       228,350
                   773              17,441          942        21,254         1,558        35,152
                   587              10,566          462         8,316           855        15,390
                   257              12,633          186         9,143           340        16,713
                 2,160              42,930        1,713        34,046         3,478        69,125
                 1,778              77,788        1,428        62,475         3,024       132,300
                   756              34,398          609        27,710         1,666        75,803
                   451               2,762          457         2,799           630         3,859
                   255              21,611          217        18,391           440        37,290
                   302              17,214          222        12,654           381        21,717
                   596              27,714          593        27,575         1,578        73,377
                 2,761              43,831        2,126        33,750         4,891        77,645

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIO
AUGUST 31, 1999 (Unaudited)
Portfolio of Investments

                                             LifePath 2000               LifePath 2010
                                 -------------------------   -------------------------
                                      Shares         Value        Shares         Value
--------------------------------------------------------------------------------------
COMMON STOCKS (Continued)

UCAR International Inc+                  200   $     4,875           528   $    12,870
Weatherford International                380        13,538         1,022        36,409
York International Corp                  202         8,307           258        10,610
                                               -----------                 -----------
                   TOTAL MACHINERY
                            -VALUE             $   246,890                 $   897,154
                            - COST             $   253,996                 $   840,156
MANUFACTURING
Percent of Net Assets                                 0.08%                       0.21%
Carlisle Corp                            200   $     8,000           152   $     6,080
Tyco International Ltd                   737        74,689         4,477       453,576
West Teleservices+                         0            --             0            --
                                               -----------                 -----------
             TOTAL MANUFACTURING
                          -VALUE               $    82,689                 $   459,656
                          - COST               $    40,683                 $   241,234
METAL FABRICATORS
Percent of Net Assets                                 0.15%                       0.32%
Alcan Aluminum Ltd                       178   $     5,835         1,540   $    50,628
Allegheny Teledyne Inc                   183         3,420         1,158        21,640
Armco Inc+                               111           763           853         5,864
Barrick Gold Corp                        423         8,196         2,288        44,330
Battle Mountain Gold Co+                 147           257         1,307         2,287
Bethlehem Steel Corp+                    117           899           593         4,559
British Steel PLC ADR (UK)               518        13,436         1,572        40,774
Crane Co                                 120         2,888           507        12,200
Engelhard Corp                             0            --           756        15,073
Freeport McMoRan Inc                      16           257           647        10,392
Howmet International Inc+                  0            --            76         1,359
Kaydon Corp                                0            --             0            --
Laboratory Corp of America
  Holdings+                              660         1,898           367         1,055
Mitsui & Co Ltd ADR (Japan)              460        64,515         1,875       262,969
Nucor Corp                               121         5,634           499        23,235
Oregon Steel Mills Inc                     0            --             0            --
Phelps Dodge Corp                         66         3,692           420        23,494
Placer Dome Inc                          321         3,330         2,072        21,497
Precision Castparts Corp                 100         3,550           264         9,372
Reynolds Metals Co                        49         3,102           476        30,137
Ryerson Tull Inc                         207         3,920           381         7,215
SKF AB ADR (Sweden)                      521        11,820         1,931        43,810
Steel Dynamics Inc+                        0            --           264         4,752
Timken Co                                142         2,494           370         6,498
USX - U.S. Steel Group                   126         3,402           455        12,285
WMC Ltd ADR (Japan)                      830        14,733         2,937        52,132

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIO--
AUGUST 31, 1999 (Unaudited)

            LifePath 2020               LifePath 2030          LifePath 2040
-------------------------   -------------------------   --------------------
    Shares          Value     Shares         Value      Shares         Value
----------------------------------------------------------------------------
       964    $    23,498        893   $    21,767       2,143   $    52,236
     2,120         75,525      2,013        71,713       3,967       141,324
     1,004         41,290        884        36,355       2,183        89,776
              -----------               ----------               -----------

              $ 2,276,680              $ 1,918,634               $ 4,046,102
              $ 2,197,551              $ 1,890,405               $ 3,997,863

                     0.35%                    0.41%                     0.53%
       501    $    20,040        514   $    20,560       1,313   $    52,520
    12,663      1,282,920     10,318     1,045,342      24,166     2,448,321
         0             --          0            --         177         1,881
              -----------              -----------               -----------

              $ 1,302,960              $ 1,065,902               $ 2,502,722
              $   709,079              $   566,188               $ 1,308,354

                     0.49%                    0.59%                     0.70%
     3,930    $   129,199      3,194   $   105,003       6,302   $   207,178
     3,283         61,351      2,673        49,952       5,658       105,734
     1,843         12,671      1,547        10,636       3,646        25,066
     5,937        115,029      5,037        97,592      10,524       203,903
     3,736          6,538      3,080         5,390       6,616        11,578
     2,256         17,343      1,742        13,392       3,579        27,514
     4,042        104,839      3,220        83,519       8,073       209,393
     1,017         24,472        816        19,635       1,922        46,248
     2,406         47,970      1,957        39,018       4,031        80,368
     2,748         44,140      2,317        37,217       5,171        83,059
       251          4,487         68         1,216         695        12,423
       438         13,441          0            --           0            --
     1,014          2,915        710         2,041       1,281         3,683
     4,822        676,286      3,934       551,744       8,395     1,177,399
     1,446         67,329      1,155        53,780       2,232       103,928
       262          2,866        178         1,947           0            --
       770         43,072        828        46,316       1,572        87,934
     4,616         47,891      4,385        45,494       8,491        88,094
       526         18,673        547        19,419       1,160        41,180
       974         61,666        891        56,411       2,024       128,145
     1,298         24,581      1,132        21,437       2,371        44,901
     4,677        106,109      3,964        89,933       9,561       216,915
       526          9,468        357         6,426         983        17,694
       820         14,401        673        11,820       1,649        28,961
     1,529         41,283      1,089        29,403       2,087        56,349
     7,149        126,895      6,295       111,736      14,218       252,370

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIO
AUGUST 31, 1999 (Unaudited)
Portfolio of Investments

                                        LifePath 2000             LifePath 2010
                                ------------------------   --------------------
                                     Shares        Value     Shares       Value
-------------------------------------------------------------------------------
COMMON STOCKS (Continued)
Worthington Industries Inc             177   $     2,655      452   $     6,780
                                             -----------            -----------
         TOTAL METAL FABRICATORS
                          -VALUE             $   160,696            $   714,337
                          - COST             $   175,391            $   784,109
OFFICE EQUIPMENT & SUPPLIES
Percent of Net Assets                               0.05%                  0.09%
Ingram Micro Inc Class A+              100   $     2,525      176   $     4,444
Ricoh Co Ltd ADR (Japan)               477        42,461    2,099       186,847
Standard Register Co                   301         8,146        0            --
                                             -----------            -----------
        TOTAL OFFICE EQUIPMENT &
                        SUPPLIES
                          -VALUE             $    53,132            $   191,291
                           -COST             $    43,326            $   139,488
PHARMACEUTICALS
Percent of Net Assets                               1.27%                  2.88%
Abbott Laboratories                  1,103   $    47,843    7,354   $   318,980
Allergan Inc                            55         5,493      379        37,853
ALZA Corp+                              87         4,383      464        23,374
American Home Products Corp            905        37,558    6,353       263,650
Amgen Inc+                             274        22,793    2,258       187,837
Astrazeneca PLC ADR                  3,573       140,687   12,905       508,134
Bergen Brunswig Corp Class A           559         8,630    1,192        18,402
Bristol-Myers Squibb Co              1,378        96,977    9,738       685,312
Centocor Inc+                          246        14,729      639        38,260
Covance Inc+                           190         3,052      411         6,602
Dura Pharmaceuticals Inc+                0            --      440         5,858
Forest Labs Inc Class A+               264        12,788      639        30,952
Glaxo Holdings PLC ADR (UK)          2,860       151,401    9,892       523,658
ICN Pharmaceuticals Inc                300         6,225      973        20,190
Immunex Corp+                          400        26,900      656        44,157
Interneuron Pharmaceuticals              0            --      352           528
IVAX Corp+                           1,130        18,645      891        14,702
Lilly (Eli) & Co                       804        59,999    5,441       406,035
Marshall & Ilsley Corp                 458        26,822    1,079        63,189
Merck & Co Inc                       1,666       111,934   11,492       772,119
Millipore Corp                          42         1,586      151         5,700
Mylan Laboratories                     603        11,947    1,182        23,418
Novo Nordisk A/S ADR (Denmark)       1,992       116,034    6,961       405,478
Omnicare Inc                           300         2,888      944         9,086
Perrigo Co+                            812         6,445      484         3,842
Pfizer Inc                           3,205       120,989   18,582       701,471
Pharmacia and Upjohn Inc               517        27,013    3,010       157,273
Rexall Sundown Inc+                    100         1,244      628         7,850

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIO--
AUGUST 31, 1999 (Unaudited)

              LifePath 2020             LifePath 2030              LifePath 2040
---------------------------  ------------------------  -------------------------
   Shares          Value       Shares        Value       Shares         Value
--------------------------------------------------------------------------------

  1,645        $    24,675      1,224     $    18,360      2,692     $    40,380
               -----------                -----------                -----------

               $ 1,849,590                $ 1,528,837                $ 3,300,397
               $ 2,046,248                $ 1,720,899                $ 3,633,457

                      0.13%                      0.15%                      0.18%
    351        $     8,863        357     $     9,014        718     $    18,130
  5,259            468,142      4,125         367,196      9,083         808,544
    379             10,257        279           7,550          0               -
               -----------                -----------                -----------


               $   487,262                $   383,760                $   826,674
               $   347,899                $   264,520                $   541,765

                      4.76%                      5.78%                      7.47%
 22,416        $   972,294     18,169     $   788,080     44,037     $ 1,910,105
    869             86,791        793          79,201      1,878         187,565
  1,418             71,432        951          47,907      2,661         134,048
 19,568            812,072     15,980         663,170     38,231       1,586,587
  7,590            631,393      6,012         500,123     14,616       1,215,869
 27,536          1,084,230     25,856       1,018,080     54,799       2,157,711
  2,234             34,487      2,628          40,570      5,486          84,690
 29,334          2,064,380     23,860       1,679,148     57,532       4,048,815
  1,111             66,521      1,020          61,073      3,651         218,604
    902             14,488        583           9,364      1,354          21,749
    977             13,006        714           9,505      1,602          21,327
  1,255             60,789      1,125          54,492      3,804         184,256
 23,531          1,245,672     20,636       1,092,418     46,092       2,439,995
  1,907             39,570      1,839          38,159      3,763          78,082
  1,452             97,738      1,384          93,161      3,432         231,017
      0                  -        636             954        895           1,343
  2,036             33,594      1,653          27,275      3,429          56,579
 16,348          1,219,970     13,042         973,259     31,820       2,374,568
  2,031            118,940      1,760         103,070      5,582         326,896
 35,190          2,364,328     28,500       1,914,844     69,072       4,640,775
    688             25,972        486          18,347      1,318          49,754
  2,348             46,520      2,056          40,735      6,229         123,412
 16,436            957,397     14,464         842,528     32,207       1,876,058
  1,765             16,988      2,043          19,664      4,228          40,695
  1,197              9,501        852           6,763      1,684          13,367
 57,315          2,163,641     46,909       1,770,815    112,730       4,255,558
  8,319            434,668      6,899         360,473     14,653         765,619
  1,164             14,550        893          11,163      2,143          26,788

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIO
AUGUST 31, 1999 (Unaudited)
Portfolio of Investments

                                               LifePath 2000          LifePath 2010
                                      ----------------------  ---------------------
                                        Shares       Value      Shares        Value
-----------------------------------------------------------------------------------
COMMON STOCKS (Continued)

Schering-Plough Corp                    1,081  $    56,820      7,318    $  384,652
Schweitzer-Mauduit International Inc       20          271         81         1,099
Sepracor Inc+                               0            -        352        26,356
SmithKline Beecham PLC ADR (UK)         1,645      104,869      6,095       388,556
SouthTrust Corp                           906       31,993      1,972        69,636
ThermoLase Corp+                            0            -         88           171
Warner Lambert Co                         557       36,901      4,132       273,745
Watson Pharmaceutical Inc+                500       17,938        980        35,158
Xoma Ltd+                                 188          858          0             -
                                               -----------               -----------
     TOTAL PHARMACEUTICALS
                   - VALUE                     $ 1,334,655               $ 6,463,283
                   -  COST                     $   927,308               $ 4,369,141
PUBLISHING
Percent of Net Assets                                 0.29%                     0.46%
American Greetings Corp Class A           123  $     3,406        480    $    13,290
Belo (A H) Corp                           312        5,909        750         14,203
Central Newspapers Class A                200        8,463         76          3,216
Chris-Craft Industries Inc+               123        6,202        243         12,302
Comcast Corp Class A                      580       18,923      4,068        132,719
Donnelley (R R) & Sons Co                 139        4,361        745         23,374
Dow Jones & Co Inc                         94        4,724        548         27,537
E.W. Scripps Co                           200        9,600        264         12,672
Elsevier NV ADR (Netherlands)           2,927       68,419     10,761        251,538
Ennis Business Forms Inc                    0            -          0              -
Gannett Co Inc                            408       27,719      1,430         97,151
Gibson Greetings Inc+                       0            -          0              -
Golden Books Family Entertainment Inc+    234           47          0              -
Harland (John H) Co                        55        1,093        218          4,333
Harte-Hanks Communications Inc            100        2,244        328          7,360
Houghton Mifflin Co                       304       14,516        211         10,075
Interpublic Group Co Inc                   66        2,615      1,398         55,396
Knight-Ridder Inc                         124        6,688        562         30,313
Lee Enterprises Inc                       498       14,286          0              -
Marvel Entertainment Group Inc+             0            -        200             30
McGraw-Hill Inc                           312       16,127      1,250         64,609
Media General Inc Class A                 280       13,720        194          9,506
Meredith Corp                              82        2,844        404         14,014
Moore Corp Ltd                             44          410        438          4,079
New York Times Co Class A                 162        6,328      1,113         43,477
News Corporation Ltd                      674       19,757      2,480         72,695
Primedia Inc+                               0            -         76          1,050
Readers Digest Association Class A        300        9,375      1,056         33,000
Readers Digest Association Class B        200        5,663        264          7,475
Scholastic Inc+                           200        7,925        176          6,974

MASTER INVESTMENT PORTFOLIO - LIFEPATH MASTER PORTFOLIO--
AUGUST 31, 1999 (Unaudited)

              LifePath 2020             LifePath 2030                   LifePath 2040
---------------------------  ------------------------     ---------------------------
   Shares             Value     Shares          Value       Shares              Value
-------------------------------------------------------------------------------------

21,756        $  1,143,550       17,563    $    923,155       42,606     $  2,239,478
   188               2,550          157           2,129          310            4,204
   100               7,488          636          47,621          100            7,488
14,571             928,901       12,818         817,148       28,617        1,824,334
 3,297             116,425        3,039         107,315        8,074          285,113
     0                   -            0               -          365              707
12,556             831,835       10,209         676,346       24,412        1,617,295
 1,890              67,804        1,429          51,265        4,275          153,366
   269               1,227          272           1,241            0                -
              ------------                  -----------                  ------------

              $  17,800,712                $ 14,890,561                  $ 35,203,817
              $  11,812,805                $ 10,068,126                  $ 24,500,835

                       0.68%                       0.84%                         1.03%
 1,011        $      27,992         877    $     24,282        1,955     $     54,129
 1,778               33,671       1,475          27,933        3,592           68,024
   151                6,389         693          29,323        1,943           82,213
   457               23,136         316          15,998          211           10,682
11,540              376,493       9,194         299,954       23,780          775,823
 2,223               69,747       1,913          60,020        4,150          130,206
 1,400               70,350       1,289          64,772        2,515          126,379
   514               24,672         725          34,800        1,137           54,576
25,206              589,190      22,121         517,078       49,406        1,154,865
   216                1,917           0               -            0                -
 4,071              276,574       3,146         213,731        7,569          514,219
   314                1,236           0               -            0                -
   274                   55         208              42            0                -
   543               10,792         550          10,931          997           19,815
   952               21,361         782          17,546        2,320           52,055
   403               19,243         277          13,227          886           42,307
 3,870              153,349       3,106         123,075        8,180          324,133
 1,094               59,008       1,071          57,767        1,888          101,834
   621               17,815         455          13,053            0                -
 1,400                  210         200              30          600               90
 3,160              163,333       2,604         134,594        5,890          304,439
   359               17,591         259          12,691          503           24,647
   721               25,010         708          24,559        1,301           45,128
 1,538               14,323       1,181          10,998        2,819           26,252
 3,127              122,148       2,524          98,594        5,411          211,367
 6,004              175,992       5,125         150,227       11,975          351,017
   251                3,467         168           2,321          695            9,600
 2,028               63,375       1,875          58,594        3,798          118,688
   263                7,446         268           7,588          630           17,837
   175                6,934         179           7,093          353           13,988

MASTER INVESTMENT PORTFOLIO-LIFEPATH MASTER PORTFOLIO
AUGUST 31, 1999 (Unaudited)
Portfolio of Investments

                                                LifePath 2000              LifePath 2010
                                      -----------------------   ------------------------
                                         Shares         Value      Shares          Value
----------------------------------------------------------------------------------------
COMMON STOCKS (Continued)

Times Mirror Co Class A                   117      $     6,757      324     $     18,711
Washington Post Co Class B                 27           14,553       88           47,432
Workflow Management Inc+                    0                -      107            1,418
Ziff Davis Inc+                             0                -      152            2,347
                                                   -----------               -----------
                       TOTAL PUBLISHING
                                - VALUE            $   302,674              $  1,022,296
                                -  COST            $   264,229              $    874,102
REAL ESTATE
Percent of Net Assets                                     0.17%                     0.24%
AMB Property Corp REIT                    100      $     2,150      880     $     18,920
Apartment Investment & Management Co
  Class A REIT                              0                -      516           21,156
Archstone Communities Trust REIT          500           10,688      856           18,297
Arden Realty Group Inc REIT               100            2,331      792           18,464
Boston Properties Inc REIT                  0                -      428           14,258
Camden Property Trust REIT                  0                -      328            9,102
CarrAmercia Realty Corp REIT              100            2,300      240            5,520
Castle & Cooke Inc+                       215            3,064      120            1,710
Catellus Development Corp+                200            2,738      768           10,512
Chicago Title Corp                        106            4,803      181            8,202
Cornerstone Properties Inc REIT           300            4,781    1,320           21,038
Crestline Capital Corp REIT+              100            1,894      185            3,503
Echelon International Corp+                68            1,420       47              981
Equity Office Properties Trust REIT       900           23,006    2,371           60,609
Equity Residential Properties Trust REIT  400           17,600    1,032           45,408
Federal Realty Investment Trust             0                -        0                -
Fel Cor Lodging Trust Inc REIT            200            3,588      792           14,207
Franchise Finance Corp REIT                 0                -       88            1,909
General Growth Properties Inc               0                -        0                -
Health Care Property Investors Inc REIT   300            7,800      264            6,864
Hospitalities Properties Trust              0                -      100            2,688
Host Marriott Corp                        887            8,205    1,708           15,799
HRPT Properties Trust REIT                500            6,938    1,296           17,982
Kimco Realty Corp REIT                    200            7,450      284           10,579
Liberty Property Trust REIT               100            2,450      792           19,404
Mack-Cali Realty Corp REIT                100            2,838      692           19,636
MAXXAM Inc+                                 0                -        0                -
Meditrust Corp REIT                       402            3,593      826            7,382
New Plan Excel Realty Trust REIT          300            5,681      592           11,211
Post Properties Inc REIT                    0                -      240            9,810
Prison Realty Corp REIT                   162            2,116      624            8,151
Prologis Trust REIT                       100            1,963      100            1,963
Public Storage Inc REIT                   300            7,800      792           20,592
Simon Property Group Inc REIT             200            5,100      756           19,278

MASTER INVESTMENT PORTFOLIO--LIFE MASTER PORTFOLIO--AUGUST 31, 1999 (Unaudited)

     LifePath 2020           LifePath 2030              LifePath 2040
------------------  ----------------------  -------------------------
Shares       Value      Shares       Value       Shares        Value
--------------------------------------------------------------------
 1,084 $    62,601         849 $    49,030        2,281  $   131,728
   158      85,162         119      64,141           87       46,893
   223       2,955         192       2,544          429        5,684
   514       7,935         425       6,561        1,313       20,269
       -----------             -----------               -----------

       $ 2,541,472             $ 2,153,097               $ 4,838,887
       $ 2,157,172             $ 1,816,955               $ 4,120,499

              0.29%                   0.40%                     0.48%

   363 $     7,805         268 $     5,762          407  $     8,751

   952      39,032         871      35,711          200        8,200
 1,753      37,470       2,468      52,754        5,841      124,851
 1,502      35,015       1,139      26,553        2,826       65,881
   852      28,382         871      29,015        2,120       70,623
   200       5,550         100       2,775          200        5,550
 1,302      29,946       1,139      26,197        2,626       60,398
   294       4,190         198       2,822          301        4,289
 1,941      26,567       1,575      21,558        3,798       51,985
   361      16,358         725      32,852          817       37,020
 2,654      42,298       2,400      38,250        5,323       84,835
   298       5,643         428       8,105          992       18,786
    84       1,754          62       1,294           57        1,190
 4,715     120,527       4,654     118,968       10,735      274,413
 2,391     105,204       1,932      85,008        4,393      193,292
     0          --           0          --          353        7,722
 1,690      30,314       1,329      23,839        3,003       53,866
   300       6,506         100       2,169          200        4,338
   200       6,650         100       3,325          288        9,576
   351       9,126         446      11,596          718       18,668
   300       8,063         100       2,688          200        5,375
 3,339      30,886       4,358      40,312        9,996       92,463
 3,519      48,826       3,193      44,303        7,089       98,360
   545      20,301       1,050      39,113        2,273       84,669
   300       7,350         100       2,450          300        7,350
 1,402      39,782       1,229      34,873        2,815       79,876
   112       6,398           0          --            0           --
 2,686      24,006       2,129      19,028        5,301       47,378
 1,590      30,111       1,329      25,168        2,715       51,415
   200       8,175         100       4,088          200        8,175
 1,587      20,730       1,340      17,504        3,200       41,800
   300       5,888         200       3,925          300        5,888
 1,327      34,502       1,964      51,064        4,163      108,238
 2,028      51,714       1,675      42,713        3,675       93,713

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIO
AUGUST 31, 1999 (Unaudited)
Portfolio of Investments

                                                              LifePath 2000               lifePath 2010
                                                  -------------------------   -------------------------
                                                       Shares         Value        Shares         Value
-------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
United Dominion Realty Trust Inc REIT                     400   $     4,600         1,508   $    17,342
Vornado Operating Inc+                                     20           128            44           281
Vornado Realty Trust REIT                                 200         6,825           780        26,618
Weingarten Realty Investors REIT                          200         7,938           176         6,985
Westfield America Inc REIT                                  0            --            76         1,102
Worldwide Inc REIT                                        864        20,574         1,682        40,053
                                                                -----------                 -----------
               TOTAL REAL ESTATE
                         - VALUE                                $   182,362                 $   537,516
                         -  COST                                $   208,929                 $   610,823
RETAIL & RELATED
Percent of Net Assets                                                  0.96%                       1.98%
7-Eleven Inc+                                           1,800   $     3,713         1,232   $     2,541
Abercrombie & Fitch Co+                                   112         3,906           984        34,317
Amazon.com Inc+                                           200        24,863           428        53,233
American Eagle Outfitters+                                  0            --             0            --
Ann Taylor Stores Inc+                                    247         8,182           172         5,698
AutoZone Inc+                                            126         3,000           851        20,264
Barnes & Noble+                                           200         4,738           516        12,223
Bed Bath & Beyond Inc+                                    400        11,000         1,120        30,800
Benetton SpA ADR (Italy)                                1,707        65,933         6,262       241,870
Best Buy Co Inc+                                          700        49,175         1,410        99,053
BJ's Wholesale Club Inc+                                  630        17,798           780        22,035
Borders Group Inc+                                        200         2,663           780        10,384
CDW Computer Centers Inc+                                   0            --            76         3,373
Charming Shoppes Inc+                                      59           328             0            --
Circuit City Stores Inc                                   254        10,922         1,138        48,934
Coles Myer Ltd ADR (Australia)                            914        41,016         2,932       131,574
CompUSA Inc+                                              400         2,425         1,332         8,075
Consolidated Stores Corp+                                 158         2,548           678        10,933
Corporate Express Inc+                                    550         4,898         1,200        10,688
Costco Wholesale Corp+                                    285        21,304         1,426       106,594
CVS Corp                                                  214         8,921         2,201        91,754
Dayton-Hudson Corp                                        273        15,834         2,448       141,984
Department 56 Inc+                                        200         5,600           176         4,928
Dillards Inc Class A                                      118         2,773           598        14,053
Dollar General Corp                                       391        10,166         1,026        26,676
Dollar Tree Stores Inc+                                   100         3,294           284         9,372
Eastman Kodak Co                                          243        17,845         2,132       156,569
Ebay Inc+                                                   0            --             0            --
Enesco Group Inc                                          220         3,795           150         2,588
Ensco International Inc                                   500        10,656         1,648        35,123
Family Dollar Stores Inc                                  460         9,056         1,507        29,669
Federated Department Stores Inc+                          179         8,234         1,213        55,798
Footstar Inc+                                              46         1,495           216         7,020

MASTER INVESTMENT PORTFOLIO--LIFE MASTER PORTFOLIO--AUGUST 31, 1999 (Unaudited)

     LifePath 2020           LifePath 2030              LifePath 2040
------------------  ----------------------  -------------------------
Shares       Value      Shares       Value       Shares        Value
--------------------------------------------------------------------
 2,830 $    32,545       2,689 $    30,924        5,988  $    68,862
    90         574         180       1,148          159        1,014
 1,578      53,849       1,407      48,014        3,368      114,933
   351      13,930         357      14,168          895       35,520
   151       2,190         168       2,436          607        8,802
 3,290      78,343       3,097      73,747        8,993      214,146
       -----------             -----------               -----------

       $ 1,076,500             $ 1,026,219               $ 2,272,211
       $ 1,221,162             $ 1,231,247               $ 2,765,464

              3.24%                   3.87%                     4.88%
 2,379 $     4,907       1,707 $     3,521        4,110  $     8,477
 2,478      86,420       2,134      74,423          400       13,950
   689      85,694         604      75,123        1,755      218,278
   100       3,925           0          --          100        3,925
   308      10,203         226       7,486          209        6,923
 2,621      62,413       2,113      50,316        4,473      106,513
 1,227      29,065         961      22,764        2,373       56,210
 2,379      65,423       2,032      55,880        4,393      120,808
14,832     572,886      13,116     506,606       29,076    1,123,061
 2,104     147,806       2,228     156,517        7,426      521,677
   772      21,809         556      15,707          300        8,475
 1,865      24,828       1,696      22,578        3,445       45,862
   150       6,656         358      15,886          306       13,579
 2,105      11,709       1,546       8,600        3,271       18,195
 3,396     146,028       2,776     119,368        5,250      225,750
 7,165     321,529       6,359     285,360       14,349      643,911
 2,391      14,495       2,243      13,598        4,916       29,803
 1,739      28,041       1,465      23,623        3,202       51,632
 2,347      20,903       2,109      18,783        4,926       43,872
 3,543     264,839       2,809     209,973        6,176      461,656
 6,083     253,585       5,008     208,771       12,720      530,265
 6,911     400,838       5,541     321,378       14,255      826,790
   263       7,364         179       5,012          630       17,640
 1,835      43,122       1,458      34,263        3,395       79,783
 3,415      88,790       2,831      73,606        6,865      178,490
   720      23,760         737      24,321        1,643       54,219
 5,676     416,831       4,516     331,644        9,226      677,534
   100      12,556           0          --          100       12,556
   262       4,520         191       3,295          186        3,209
 3,519      74,999       3,193      68,051        7,089      151,084
 3,317      65,303       2,907      57,232        6,333      124,681
 3,536     162,656       2,802     128,892        6,081      279,726
   457      14,853         341      11,083          678       22,035

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIO
AUGUST 31, 1999 (Unaudited)
Portfolio of Investments

                                             LifePath 2000               lifePath 2010
                                 -------------------------   -------------------------
                                      Shares         Value        Shares         Value
--------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
Gap Inc                                  718   $    28,092         4,148   $   162,291
Hancock Fabrics Inc                        0            --             0            --
Harcourt General Inc                      79         3,461           457        20,022
Heilig Meyers Co                         524         2,784           361         1,918
Home Depot Inc                         1,086        66,382         7,512       459,171
Homebase Inc+                            365         1,597             0            --
Intimate Brands Inc                        0            --             0            --
Ito Yokado Co Ltd ADR (Japan)          1,320        98,340         4,910       365,795
Jones Apparel Group Inc+                 300         7,781           900        23,344
Jostens Inc                               77         1,550            65         1,308
K Mart Corp+                             584         7,337         2,962        37,210
Kohls Corp+                              547        38,974           525        37,406
Limited Inc                              197         7,461         1,414        53,555
Linens 'N Things Inc+                      0            --             0            --
Longs Drug Stores Corp                    66         2,075           324        10,186
Lowe's Co Inc                            314        14,209         2,140        96,835
May Department Stores Co                 221         8,633         2,109        82,383
Michaels Stores Inc+                       0            --             0            --
Micro Warehouse Inc+                     300         3,675           264         3,234
Midas Inc                                 10           236           128         3,024
MP3.com+                                   0            --             0            --
Neiman Marcus Group Inc+                 100         2,225            64         1,424
Nordstrom Inc                            224         6,342           780        22,084
Office Depot Inc+                      1,807        18,861         4,075        42,533
Officemax Inc+                           700         5,294         1,816        13,734
Payless ShoeSource Inc+                  217        10,823           162         8,080
Penney (J C) Co Inc                      166         6,018         1,463        53,034
PetSmart Inc+                          1,200         5,775         1,144         5,506
Pier 1 Imports Inc                       550         2,991         1,552         8,439
Priceline.com Inc+                         0            --             0            --
Rite Aid Corp                            238         4,403         1,568        29,008
Ross Stores Inc                          200         8,325           328        13,653
Ruddick Corp                               0            --             0            --
Saks Inc+                                464         7,801         1,145        19,250
School Specialty Inc+                      0            --            90         1,114
Sears Roebuck & Co                       358        13,425         2,580        96,750
Service Merchandise Co+                  771           217             0            --
Sherwin Williams Co                       81         1,974         1,054        25,691
Staples Inc+                           1,541        33,517         2,037        44,305
Sunglass Hut International Inc+          600         7,575           440         5,555
Systemax Inc+                            200         1,863           176         1,639
Talbots Inc                              200         6,188           176         5,445
Tandy Corp                               232        10,962         1,060        50,085
Tech Data Corp+                          300        11,119           616        22,831
TJX Companies Inc                         76         2,195         1,646        47,528

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIO--
AUGUST 31, 1999
(Unaudited)

         LifePath 2020               LifePath 2030              LifePath 2040
----------------------     -----------------------    -----------------------
  Shares         Value        Shares         Value      Shares          Value
-----------------------------------------------------------------------------
  12,926    $  505,730        10,546    $  412,612       25,310    $  990,254
     400         2,000             0            --            0            --
     994        43,550           896        39,256        1,828        80,089
     831         4,415           586         3,113        1,248         6,630
  22,177     1,355,569        17,697     1,081,729       43,301     2,646,774
     536         2,345           428         1,873            0            --
     200         7,713           100         3,856          200         7,713
  12,310       917,095        10,012       745,894       21,404     1,594,598
   1,984        51,460         1,864        48,348        3,963       102,790
     690        13,886           372         7,487        1,068        21,493
   8,052       101,153         6,677        83,880       14,101       177,144
   2,323       165,514         1,996       142,215        4,531       322,834
   3,692       139,835         3,047       115,405        6,621       250,770
     200         6,850           100         3,425          200         6,850
     579        18,202           566        17,794          896        28,168
   5,633       254,893         4,839       218,965       10,143       458,971
   5,647       220,586         4,731       184,805       10,045       392,383
       0            --             0            --          177         5,432
     526         6,444           357         4,373          718         8,795
     299         7,064           237         5,599          450        10,631
     100         3,413             0            --          100         3,413
     326         7,254           336         7,476          960        21,360
   2,501        70,810         2,011        56,936        4,512       127,746
   6,658        69,493         6,129        63,971       16,905       176,446
   3,543        26,794         3,270        24,729        7,292        55,146
     802        40,000           796        39,701        2,035       101,496
   4,036       146,305         3,327       120,604        7,145       259,006
   2,028         9,760         1,528         7,354        2,950        14,197
   2,730        14,844         2,689        14,621        5,899        32,076
     100         6,813             0            --          100         6,813
   4,297        79,495         3,574        66,119        7,331       135,624
   1,215        50,574         1,050        43,706        2,461       102,439
     626        11,620           468         8,687            0            --
   2,532        42,569         2,277        38,282        4,977        83,676
     187         2,314           160         1,980          358         4,430
   6,732       252,450         5,576       209,100       11,435       428,813
   1,428           402         1,091           307            0            --
   2,952        71,955         2,293        55,892        4,905       119,559
   6,086       132,371         4,840       105,270       12,727       276,812
     977        12,335           625         7,891        1,248        15,756
     263         2,449           179         1,667          453         4,219
       0            --           179         5,538          353        10,921
   2,974       140,522         2,764       130,599        5,626       265,829
   1,052        38,990         1,071        39,694        2,508        92,953
   5,083       146,772         3,714       107,242        9,427       272,205

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIO
AUGUST 31, 1999 (Unaudited)
Portfolio of Investments

                                             LifePath 2000               LifePath 2010
                                   -----------------------    ------------------------
                                      Shares         Value        Shares         Value
--------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
Toys R Us Inc+                           281    $    3,881         1,611    $   22,252
U.S. Office Products Co+                   0            --           203           785
Venator Group Inc+                       187         1,332           947         6,747
Walgreen Co                              610        14,144         4,878       113,109
WalMart Stores Inc                     3,396       150,485        22,216       984,447
Williams-Sonoma Inc+                       0            --             0            --
                                                ----------                  ----------
          TOTAL RETAIL & RELATED
                          -VALUE                $1,006,403                  $4,430,833
                           -COST                $  733,240                  $3,008,888
SERVICES
Percent of Net Assets                                 0.03%                       0.05%
Block (H R) Inc                          105    $    5,841           588    $   32,708
CMS Energy Corp                            0            --             0            --
DeVry Inc+                               100         2,088           100         2,088
Public Service Enterprise Group          108         4,428         1,440        59,040
Service Corp International               229         3,163         1,508        20,829
Sotheby's Holdings Inc                   611        17,795             0            --
Sylvan Learning Systems Inc+               0            --             0            --
                                                ----------                  ----------
                  TOTAL SERVICES
                          -VALUE                $   33,315                  $  114,665
                           -COST                $   23,195                  $  111,082
SHIPPING
Percent of Net Assets                                 0.00%                       0.00%
Halter Marine Group Inc+                 273    $    1,450           261    $    1,387
                                                ----------                  ----------
                  TOTAL SHIPPING
                          -VALUE                $    1,450                  $    1,387
                           -COST                $    3,161                  $    3,083
TELECOMMUNICATIONS
Percent of Net Assets                                 2.64%                       5.33%
ADC Telecommunications+                  572    $   21,200         1,261    $   46,736
Adtran Inc+                              100         3,813           176         6,710
Advanced Fibre Communication+            300         4,894           616        10,049
Alcatel Alsthom Compagnie
  Generale d'electricite ADR
  (France)                             2,889        89,378        10,492       324,596
Alltel Corp                              149        10,076         1,622       109,688
Ameritech Corp                           899        56,749         5,372       339,108
Andrew Corp+                              90         1,575           517         9,048
Aspect Telecommunication Corp+             0            --           540         5,974
AT & T Corp                            3,619       162,855        21,117       950,265
Bell Atlantic Corp                     1,754       107,433         7,785       476,831
BellSouth Corp                         1,800        81,450        11,779       533,000
British Telecommunications PLC
  ADR (UK)                             1,764       271,877         6,123       943,707

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIO--
AUGUST 31, 1999
(Unaudited)


         LifePath 2020               LifePath 2030               LifePath 2040
----------------------     -----------------------    ------------------------
  Shares         Value       Shares          Value      Shares           Value
------------------------------------------------------------------------------
   4,230   $    58,427        3,587    $    49,545       7,843     $   108,331
     521         2,019          460          1,783         906           3,510
   2,578        18,368        2,211         15,753       4,409          31,414
  15,034       348,601       11,912        276,210      28,940         671,046
  66,960     2,967,165       54,110      2,397,749     130,648       5,789,340
     200         7,800          100          3,900         242           9,438
           -----------                 -----------                 -----------

           $12,105,744                 $ 9,976,595                 $23,016,902
           $ 8,250,151                 $ 6,643,105                 $15,545,485

                  0.11%                       0.11%                       0.12%
   1,749   $    97,288        1,433    $    79,711       2,800     $   155,750
   1,352        53,489          100          3,956         200           7,913
     300         6,263          100          2,088         200           4,175
   3,809       156,169        3,086        126,526       6,559         268,919
   4,287        59,214        3,421         47,253       7,249         100,127
     743        21,640          556         16,194           0              --
     200         3,975          100          1,988         200           3,975
           -----------                 -----------                 -----------

           $   398,038                 $   277,716                 $   540,859
           $   355,431                 $   261,549                 $   546,700

                  0.00%                       0.00%                       0.00%
     440   $     2,338          407    $     2,162         684     $     3,634
           -----------                 -----------                 -----------
           $     2,338                 $     2,162                 $     3,634
           $     4,534                 $     4,124                 $     7,438

                  8.14%                      10.12%                      12.54%
   2,363   $    87,579        2,136    $    79,166       6,630     $   245,724
     175         6,672          268         10,218         718          27,374
   1,327        21,647        1,261         20,570       2,673          43,603

  24,784       766,755       21,680        670,725      48,653       1,505,202
   4,799       324,532        3,705        250,551       7,784         526,393
  16,263     1,026,602       13,121        828,263      31,919       2,014,887
   1,524        26,670        1,010         17,675       2,363          41,353
     100         1,106            0             --       1,260          13,939
  52,403     2,358,135       45,639      2,053,755      91,013       4,095,585
  20,392     1,249,010       17,588      1,077,265      42,544       2,605,820
  29,881     1,352,115       26,755      1,210,664      57,738       2,612,645

  14,723     2,269,182       12,865      1,982,818      28,597       4,407,513

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIO
AUGUST 31, 1999 (Unaudited)
Portfolio of Investments

                                             LifePath 2000               LifePath 2010
                                 -------------------------    ------------------------
                                      Shares         Value        Shares         Value
--------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
Cable & Wireless Ltd ADR               9,423     $ 212,613        33,656     $ 759,362
CenturyTel Inc                             0            --             0            --
Ciena Corp+                              100         3,513           428        15,034
Comsat Corp                              410        14,248           604        20,989
Covad Communications Group+                0            --             0            --
Cox Communications Inc Class A+          872        32,420         1,430        53,185
Crown Castle International Corp+           0            --             0            --
Deutsche Telekom Ag ADR
  (Germany)                            3,726       165,341        13,258       588,324
DSP Communications Inc+                    0            --           440        10,340
E-Tek Dynamics Inc+                        0            --           100         5,669
Ericsson L M Telephone ADR
  (Sweden)                             2,032        66,167         7,026       228,784
Federal Signal Corp                      498        10,427           431         9,024
Frontier Corp                            250        10,484           925        38,792
Glenayre Technologies Inc+               650         2,031           572         1,788
Global TeleSystems Group Inc+            400        12,925           880        28,435
GTE Corp                               1,156        79,331         4,663       319,998
ICG Communications Inc+                  200         4,175           528        10,956
Intermedia Communications Inc+             0            --           100         2,600
International Network Services
  Corp+                                    0            --             0            --
IXC Communications Inc+                    0            --            76         2,670
Jds Uniphase Corp+                         0            --           580        61,516
Koninklijke Philips Electric NV
  ADR                                    436        44,826         1,299       133,553
Leap Wireless International Inc+         100         1,738           198         3,440
Level 3 Communications+                  100         5,975           200        11,950
Loral Space & Communications+          1,042        19,147         2,626        48,253
Lucent Technologies Inc                2,313       148,177        14,500       928,906
MCI WorldCom Inc+                      2,354       178,316        11,030       835,523
McLeod Inc Class A+                      400        13,350           880        29,370
Network Appliance Inc+                     0            --           604        39,675
NEXTEL Communications Class A+           178        10,291         1,655        95,680
Nippon Telegraph & Telegraph ADR
  (Japan)                              1,424        80,456         5,469       308,999
Nokia Corp                             1,012        84,376         3,476       289,812
Nortel Networks Corp                   1,666        68,410         6,994       287,191
NTL Inc+                                   0            --           528        51,843
Omnipoint Corp+                          200         8,100           264        10,692
Paging Network Inc+                      500         1,547           616         1,906
Pairgain Technologies Inc+               300         3,131           616         6,430
Pan Am Sat Corp+                         100         3,694           176         6,501
Picturetel Corp+                         400         2,213           352         1,947
Qualcom Inc+                             500        96,094         1,184       227,550
Qwest Communications
  International Inc+                   1,400        40,163         3,192        91,770
SBC Communication Inc                  1,326        63,648         9,622       461,856
Scientific-Atlanta Inc                    75         3,844           549        28,136
SkyTel Communications Inc+                 0            --           352         6,974

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIO
AUGUST 31, 1999 (Unaudited)

      LifePath 2020             LifePath 2030              LifePath 2040
-------------------       -------------------       --------------------
Shares        Value       Shares        Value       Shares         Value
------------------------------------------------------------------------
76,696   $1,730,454       70,029   $1,580,025       150,091   $3,386,428
 1,833       72,060          100        3,931           200        7,863
 1,040       36,530          671       23,569         2,361       82,930
 1,531       53,202        1,252       43,507         2,829       98,308
   100        4,613            0           --           100        4,613
 2,276       84,635        2,305       85,731         6,809      253,204
     0           --            0           --           100        1,513
31,315    1,389,603       27,280    1,210,550        61,130    2,712,644
     0           --          536       12,596           983       23,101
   300       17,006          100        5,669           300       17,006
16,884      549,785       14,628      476,324        33,171    1,080,131
   707       14,803          716       14,991         1,672       35,007
 2,357       98,847        2,009       84,252         4,757      199,497
 1,130        3,531          814        2,544         1,459        4,559
 1,854       59,907        1,886       60,941         4,032      130,284
12,677      869,959       10,929      750,003        26,307    1,805,318
 1,152       23,904          982       20,377         2,231       46,293
   100        2,600            0           --           188        4,888
   200       10,638          100        5,319           100        5,319
   163        5,725          168        5,901           330       11,591
   200       21,213          100       10,606           476       50,486
 3,185      327,507        2,873      295,380         6,315      649,261
   394        6,846          379        6,585           873       15,168
   800       47,750          400       23,900           900       53,719
 5,119       94,062        4,757       87,410        10,620      195,143
44,877    2,874,933       35,863    2,297,473        86,433    5,537,114
32,408    2,454,906       26,494    2,006,921        63,936    4,843,152
 1,854       61,877        1,708       57,005         3,832      127,893
     0           --            0           --             0           --
 4,443      256,861        3,671      212,230         8,280      478,688

13,740      776,310       11,158      630,427        23,774    1,343,231
 7,632      636,318        7,222      602,134        15,102    1,259,129
20,724      850,979       16,773      688,733        42,016    1,725,282
   964       94,653          893       87,681            88        8,641
   351       14,216          357       14,459           530       21,465
 1,415        4,378        1,261        3,901         2,861        8,851
 1,239       12,932        1,171       12,222         2,761       28,818
   163        6,021          268        9,899           418       15,440
   714        3,949          546        3,020           807        4,464
 1,954      375,534        2,536      487,388         5,960    1,145,438
 5,306      152,548        4,743      136,370        14,372      413,195
29,077    1,395,696       23,367    1,121,616        56,575    2,715,600
 1,129       57,861        1,055       54,069         2,034      104,243
     0           --            0           --             0           --

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIO
AUGUST 31, 1999 (Unaudited)
Portfolio of Investments

                                                   LifePath 2000                LifePath 2010
                                     ---------------------------    -------------------------
                                         Shares            Value        Shares          Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
Sprint Corp                                 970      $    43,044         5,146    $   228,354
Sprint Corp (PCS Group)+                    117            6,991         1,011         60,407
Tele Danmark A/S ADR (Denmark)            2,898           81,506        10,056        282,825
Telecommunications of New Zealand
  Corp ADR (New Zealand)                    859           30,602         3,058        108,941
Telefonica de Espana SA ADR (Spain)+      1,143           55,078         4,818        232,167
Telephone & Data System Inc                   0               --             0             --
Tellabs Inc+                                174           10,364         1,652         98,397
U.S. West Inc                               469           24,505         2,963        154,817
Vodafone Group PLC ADR (UK)               1,130          226,636         4,744        951,469
Voicestream Wireless Corp+                    0               --            88          3,630
Western Wireless Corp Class A+                0               --            88          3,405
                                                     -----------                  -----------
            TOTAL TELECOMMUNICATIONS
                             - VALUE                 $ 2,781,197                  $11,945,547
                             -  COST                 $ 1,592,074                  $ 6,545,641
TEXTILES
Percent of Net Assets                                       0.05%                        0.04%
Burlington Industries Inc+                  729      $     4,146           419    $     2,383
Cintas Corp                                 320           16,440           780         40,073
Collins & Aikman Corp                         0               --             0             --
Fruit of the Loom Inc Class A+              197            1,379           380          2,660
Mohawk Industries Inc+                        0               --             0             --
Shaw Industries Inc                       1,060           21,200         1,322         26,440
Springs Industries Inc Class A               33            1,240           185          6,949
Unifi Inc+                                  168            2,268           892         12,042
West Point Stevens Inc                      100            2,400           328          7,872
                                                     -----------                  -----------
                      TOTAL TEXTILES
                             - VALUE                 $    49,073                  $    98,419
                             -  COST                 $    43,546                  $   108,892
TOBACCO
Percent of Net Assets                                       0.16%                        0.32%
British American Tobacco PLC ADR (UK)     1,021      $    17,612         4,358    $    75,176
Fortune Brands Inc                          180            6,750         1,051         39,413
Philip Morris Co Inc                      2,771          103,739        13,047        488,447
RJ Reynolds Tobacco Holdings+               223            6,119           817         22,416
Swedish Match AB ADR (Sweden)               852           34,719         2,502        101,957
                                                     -----------                  -----------
                       TOTAL TOBACCO
                             - VALUE                 $   168,939                  $   727,409
                             -  COST                 $   163,594                  $   689,576
TRANSPORTATION
Percent of Net Assets                                       0.22%                        0.31%
Alexander & Baldwin Inc                     204      $     4,934           607    $    14,682
Burlington Northern Santa Fe                478           13,862         2,839         82,331

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIO
AUGUST 31, 1999 (Unaudited)

           LifePath 2020               LifePath 2030                LifePath 2040
------------------------       ---------------------      -----------------------
Shares             Value       Shares          Value      Shares            Value
---------------------------------------------------------------------------------
14,070       $   624,356       11,688    $   518,655      24,682     $  1,095,264
 3,170           189,408        2,369        141,548       5,085          303,829
21,762           612,056       20,124        565,988      44,352        1,247,400

 7,273           259,101        6,371        226,967      14,540          517,988
11,597           558,830       10,341        498,307      22,477        1,083,110
   725            50,478            0             --           0               --
 5,664           337,362        4,712        280,659      11,256          670,436
 7,684           401,489        6,880        359,480      14,650          765,462
11,624         2,331,339       10,101      2,025,882      23,138        4,640,615
     0                --            0             --         265           10,931
     0                --            0             --         265           10,252
             -----------                 -----------                 ------------

             $30,409,576                 $26,054,815                 $ 59,140,243
             $17,580,842                 $14,490,049                 $ 34,342,667

                    0.05%                       0.07%                        0.10%
 1,096       $     6,234          769    $     4,374       1,880     $     10,693
 1,250            64,219        1,534         78,809       3,439          176,679
     0                --            0             --         453            2,407
 1,177             8,239          656          4,592       2,068           14,476
   200             4,525          100          2,263         288            6,516
 2,818            56,360        2,472         49,440       6,029          120,580
   293            11,006          324         12,170         570           21,411
 1,674            22,599        1,512         20,412       3,350           45,225
 1,152            27,648          871         20,904       2,220           53,280
             -----------                 -----------                 ------------

             $   200,830                 $   192,964                 $    451,267
             $   248,192                 $   216,101                 $    542,922

                    0.56%                       0.66%                        0.87%
14,803       $   255,352       10,900    $   188,025      23,674     $    408,377
 2,884           108,150        2,219         83,213       4,827          181,013
38,744         1,450,479       31,108      1,164,606      78,347        2,933,116
 2,248            61,680        1,822         49,991       5,237          143,690
 5,527           225,225        5,155        210,066      11,093          452,040
             -----------                 -----------                 ------------

             $ 2,100,886                 $ 1,695,901                 $  4,118,236
             $ 1,937,897                 $ 1,595,828                 $  4,015,877

                   0.42%                        0.53%                        0.62%
 1,164       $    28,154          990    $    23,946       2,490     $     60,227
 7,827           226,983        6,495        188,355      13,752          398,808

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIO
AUGUST 31, 1999 (Unaudited)
Portfolio of Investments

                                                       LifePath 2000                LifePath 2010
                                               ---------------------       ----------------------
                                               Shares          Value       Shares           Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
Canadian National Railway Co                         4     $     254             6      $     381
Carnival Corp Class A                            1,700        75,969         4,112        183,755
CNF Transportation Inc                             162         6,308           470         18,301
Consolidated Freightways Corp+                      31           335           159          1,719
CSX Corp                                            97         4,238         1,323         57,799
Fritz Companies Inc+                               200         2,275           176          2,002
Galileo International Inc                          200         9,700           240         11,640
Hunt (J B) Transport Services                        0            --             0             --
Kansas City Southern Industries                    643        29,779         1,341         62,105
Laidlaw Inc Class B                                395         2,469         1,844         11,525
Norfolk Southern Corp                              492        12,884         2,545         66,647
Overseas Shipholding Group                         393         5,477           273          3,805
Pittston Brink's Group                             323         7,691           546         13,002
Pittston Burlington Group                           61           545           141          1,260
Roadway Express Inc                                 46           969           139          2,928
Tidewater Inc                                      265         8,613           848         27,560
Trinity Industries Inc                             222         6,965           363         11,389
Union Pacific Corp                                 278        13,535         1,539         74,930
Viad Corp                                          436        13,053         1,114         33,350
Wisconsin Central Transport+                       400         6,375           704         11,220
Xtra Corp+                                         200         9,063           176          7,975
Yellow Corp+                                        49           778           196          3,112
                                                           ---------                    ---------
               TOTAL TRANSPORTATION
                            - VALUE                        $ 236,071                    $ 703,418
                            -  COST                        $ 219,483                    $ 665,773
UTILITIES
Percent of Net Assets                                           0.26%                        0.65%
AES Corp+                                            0     $      --         1,025      $  62,205
Allegheny Energy Inc                                 0            --             0             --
Alliant Energy Corp                                141         4,080         1,021         29,545
Ameren Corp                                        188         7,532           742         29,726
American Electric Power Inc                        136         4,939         1,165         42,304
American Water Works Co Inc                        200         5,825           780         22,718
Azurix Corp+                                         0            --             0             --
Carolina Power & Light Co                          143         5,202           913         33,210
Central & South West Corp                          170         3,846         1,308         29,594
Cinergy Corp                                       157         4,769           957         29,069
Conectiv Inc                                     1,067        22,874           752         16,121
Consolidated Edison Inc                            155         6,820         1,449         63,756
Constellation Energy Group                          67         1,985           819         24,263
Dominion Resources Inc                             198         9,158         1,165         53,881
DTE Energy Co                                      218         8,597           870         34,311
Duke Power Co                                      251        14,433         2,240        128,800
Edison International                               337         8,551         2,183         55,394

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIO--
AUGUST 31, 1999
(Unaudited)


                    LifePath 2020             LifePath 2030              LifePath 2040
---------------------------------  ------------------------  -------------------------
         Shares             Value    Shares           Value    Shares            Value
--------------------------------------------------------------------------------------
             12     $         763        11   $         699        23    $       1,462
          7,610           340,072     6,699         299,362    11,828          528,564
          1,036            40,339     1,026          39,950     2,318           90,257
            355             3,838       255           2,757       603            6,520
          3,523           153,911     2,858         124,859     6,262          273,571
            263             2,992         0              --       353            4,015
            777            37,685       693          33,611     1,655           80,268
            522             7,732         0              --         0               --
          2,112            97,812     2,024          93,737     6,323          292,834
          5,328            33,300     4,507          28,169     9,017           56,356
          6,621           173,387     5,598         146,598    11,812          309,327
            482             6,718       362           5,045       331            4,613
          1,202            28,623     1,020          24,289     2,512           59,817
            287             2,565       197           1,761       455            4,067
            237             4,992       217           4,571       317            6,677
          1,624            52,780     1,326          43,095     3,284          106,730
            956            29,995       903          28,332     2,113           66,295
          4,075           198,402     3,333         162,275     7,050          343,247
          1,801            53,917     2,257          67,569     4,512          135,078
          1,415            22,552     1,350          21,516     2,850           45,422
            263            11,917       179           8,111       442           20,028
            513             8,144       267           4,239       386            6,128
                    -------------             -------------              -------------

                    $   1,567,573             $   1,352,816              $   2,900,311
                    $   1,550,411             $   1,324,987              $   3,071,209

                             1.27%                     1.26%                      1.43%
          2,891     $     175,448     2,330   $     141,402     5,045    $     306,168
          1,686            56,903         0              --         0               --
          1,829            52,927     1,735          50,207       377           10,909
          2,146            85,974     1,895          75,918     4,050          162,253
          3,096           112,424     2,525          91,689     5,475          198,811
          1,765            51,406     1,607          46,804     3,456          100,656
            200             3,713       100           1,856       200            3,713
          2,619            95,266     2,164          78,716     4,414          160,559
          3,495            79,074     2,747          62,151     5,853          132,424
          2,676            81,284     2,026          61,540     4,484          136,202
          1,437            30,806       973          20,859     1,007           21,588
          3,803           167,332     3,137         138,028     6,653          292,732
          2,573            76,225     2,079          61,590     4,247          125,817
          3,189           147,491     2,624         121,360     5,671          262,284
          2,448            96,543     2,032          80,137     4,176          164,691
          5,956           342,470     5,109         293,768    10,436          600,070
          5,822           147,733     4,970         126,114    10,207          259,003
          1,576            57,623         0              --         0               --

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIO
AUGUST 31, 1999 (Unaudited)
Portfolio of Investments

                                                 LifePath 2000                   LifePath 2010
                                      ------------------------   -----------------------------
                                         Shares          Value      Shares               Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)

Energy East Corp                            0    $          --           0        $         --
Entergy Corp                              150            4,472       1,531              45,643
FirstEnergy Corp                          160            4,570       1,415              40,416
Florida Progress Corp                       0               --           0                  --
FPL Group Inc                             221           11,934       1,153              62,262
GPU Inc                                   122            4,163         718              24,502
Hawaiian Electric Industries Inc          192            6,828         187               6,650
Idacorp Inc                                 0               --           0                  --
Illinova Corp                               0               --           0                  --
IPALCO Enterprises Inc                      0               --           0                  --
Kansas City Power & Light Co                0               --           0                  --
Keyspan Corp                                0               --           0                  --
LG & E Energy Corp                          0               --           0                  --
Midamerican Energy Holdings Co+             0               --           0                  --
Minnesota Power & Light Co                698           12,433         476               8,479
Montana Power Co                            0               --           0                  --
National Power ADR (UK)                   738           21,402       2,500              72,500
New Century Energies Inc                    0               --          20                 723
New England Electric System                 0               --           0                  --
Niagra Mohawk Holdings Inc+               171            2,586       1,022              15,458
Nisource Inc                                0               --           0                  --
Northeast Utilities+                        0               --           0                  --
Northern States Power Co                   90            2,121       1,110              26,154
OGE Energy Corp                             0               --           0                  --
Pacificorp                                317            6,479       1,868              38,177
PECO Energy Co                            242            9,831       1,303              52,934
PG & E Corp                               446           13,519       2,365              71,689
Pinnacle West Capital Corp                  0               --           0                  --
Potomac Electric Power Co                   0               --           0                  --
PP & L Resources Inc                       87            2,436         910              25,480
Public Service Company Of New Mexico        0               --           0                  --
Puget Sound Power & Light Co                0               --           0                  --
Reliant Energy Inc                        344            9,525       1,793              49,644
SCANA Corp                                  0               --           0                  --
Sempra Energy                             248            5,534       1,463              32,643
Sierra Pacific Resources                  444           10,823         317               7,727
Southern Co                               765           20,703       4,275             115,692
TECO Energy Inc                             0               --           0                  --
Texas Utilities Co                        161            6,510       1,649              66,681
Unicom Corp                               128            4,944       1,254              48,436
Wisconsin Energy Corp                       0               --           0                  --
                                                 -------------                    ------------
                     TOTAL UTILITIES
                             - VALUE             $     269,424                    $  1,466,787
                             -  COST             $     255,205                    $  1,346,241

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIO--AUGUST 31, 1999 (Unaudited)

                     LifePath 2020                 LifePath 2030                  LifePath 2040
---------------------------------     --------------------------    ---------------------------
       Shares                Value      Shares             Value       Shares             Value
-----------------------------------------------------------------------------------------------
        2,006        $      50,150           0     $          --            0     $          --
        3,945              117,610       3,309            98,650        6,824           203,441
        3,920              111,965       3,185            90,972        6,725           192,083
        1,457               68,297           0                --          100             4,688
        2,929              158,166       2,310           124,740        5,234           282,636
        2,052               70,025       1,771            60,435        3,702           126,331
          609               21,658         606            21,551        1,472            52,348
          513               16,063           0                --            0                --
        1,011               32,226           0                --            0                --
        1,646               34,463           0                --            0                --
          837               20,140           0                --            0                --
          630               18,585           0                --            0                --
          870               20,010           0                --            0                --
          789               22,585           0                --            0                --
          842               14,998         624            11,115          692            12,326
        1,544               47,768           0                --            0                --
        6,031              174,899       5,421           157,209       12,015           348,435
        1,221               44,109         100             3,613          200             7,225
          884               46,134           0                --            0                --
        3,117               47,145       2,466            37,298        5,359            81,055
        1,879               44,626           0                --            0                --
        1,779               31,244           0                --            0                --
        2,744               64,656       2,196            51,743        4,413           103,981
        1,173               27,566           0                --            0                --
        4,955              101,268       3,981            81,362        8,344           170,531
        3,582              145,519       3,005           122,078        6,377           259,066
        6,159              186,695       5,181           157,049       11,132           337,439
        1,269               48,222           0                --            0                --
        1,683               44,600           0                --            0                --
        2,577               72,156       2,013            56,364        4,787           134,036
          570               10,723         420             7,901            0                --
          851               20,158           0                --            0                --
        4,909              135,918       3,940           109,089        8,477           234,707
        1,367               34,175           0                --            0                --
        3,923               87,532       3,229            72,047        6,820           152,171
          571               13,918         421            10,262          397             9,677
       11,275              305,130       9,471           256,309       20,210           546,933
        1,668               35,028           0                --            0                --
        4,618              186,740       3,806           153,905        7,936           320,912
        3,467              133,913       2,859           110,429        6,137           237,042
        1,542               37,683           0                --            0                --
                     -------------                 -------------                  -------------

                     $   4,765,108                 $   3,246,260                  $   6,754,943
                     $   4,107,093                 $   2,920,882                  $   6,201,118

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIO
AUGUST 31, 1999 (Unaudited)
Portfolio of Investments

                                                      LifePath 2000                    LifePath 2010
                                         --------------------------       --------------------------
                                            Shares            Value          Shares            Value
----------------------------------------------------------------------------------------------------
WARRANTS
Percent of Net Assets                                          0.00%                            0.00%
Edison Brothers Stores (09/26/05)+               0    $          --               0    $          --
Golden State Bancorp (01/01/01)+               200              300             500              766
Marvel Enterprises (10/02/01)+                   0               --              14                8
Morrison Knudsen Corp (03/11/03)+                4               13              17               56
Total Fina (08/08/03)+                           0               --              81            1,924
                                                      -------------                    -------------
                           TOTAL WARRANTS
                                  - VALUE             $         313                    $       2,754
                                  -  COST             $       1,154                    $       2,259
                      TOTAL COMMON STOCKS
                                  - VALUE             $  21,461,786                    $  91,535,859
                                  -  COST             $  15,593,056                    $  64,506,093

MASTER INVESTMENT PORTFOLIO -- LIFEPATH  MASTER PORTFOLIO
AUGUST 31, 1999 (Unaudited)

        LifePath 2020                      LifePath 2030                        LifePath 2040
---------------------              ---------------------                ---------------------
Shares          Value              Shares          Value                Shares          Value
---------------------------------------------------------------------------------------------
                 0.00%                              0.00%                                0.00%
    16   $         --                   0   $         --                     0   $         --
   800          1,200                 900          1,378                 1,900          2,850
   105             57                  14              8                    44             24
    27             89                  25             83                    42            139
    81          1,924                  81          1,924                   162          3,848
         ------------                       ------------                         ------------

         $      3,270                       $      3,393                         $      6,861
         $      9,201                       $      4,847                         $      7,981

         $240,092,251                       $200,751,399                         $451,696,650
         $169,400,711                       $140,264,186                         $331,265,110

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIO
AUGUST 31, 1999 (Unaudited)
Portfolio of Investments

                                               LifePath 2000                     LifePath 2010
                                  --------------------------        --------------------------
                                    Principal          Value          Principal          Value
----------------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES
Percent of Net Assets                                  60.94%                            48.41%
U.S. TREASURY BONDS
Percent of Net Assets                                   9.81%                             6.24%
U.S. Treasury Bonds, 4.75%-14.00%,
  02/15/01-11/15/28               $ 8,950,000   $ 10,316,968        $12,000,000   $ 13,997,643
                                                ------------                      ------------
         TOTAL U.S. TREASURY BONDS
                           - VALUE              $ 10,316,968                      $ 13,997,643
                           -  COST              $ 10,538,767                      $ 14,183,529
U.S. TREASURY NOTES
Percent of Net Assets                                  51.13%                            42.17%
U.S. Treasury Notes,
4.00%-8.50%,
  09/30/00-11/15/08               $53,175,000   $ 53,777,368        $93,620,000   $ 94,598,856
                                                ------------                      ------------
         TOTAL U.S. TREASURY NOTES
                           - VALUE              $ 53,777,368                      $ 94,598,856
                           -  COST              $ 54,399,156                      $ 96,064,365
    TOTAL U.S. TREASURY SECURITIES
                           - VALUE              $ 64,094,336                      $108,596,499
                           -  COST              $ 64,937,923                      $110,247,894

MASTER INVESTMENT PORTFOLIO -- LIFEPATH MASTER PORTFOLIO
AUGUST 31, 1999 (Unaudited)

             LifePath 2020                 LifePath 2030                   LifePath 2040
--------------------------    --------------------------    ----------------------------
Principal            Value       Principal         Value        Principal          Value
----------------------------------------------------------------------------------------
                     30.47%                        16.61%                           3.52%

                      5.46%                        11.20%                           3.15%

$17,650,000   $ 20,398,735    $ 24,890,000  $ 28,842,775     $ 12,700,000   $ 14,847,206
              ------------                  ------------                    ------------

              $ 20,398,735                  $ 28,842,775                    $ 14,847,206
              $ 21,203,865                  $ 29,660,493                    $ 15,645,288

                     25.01%                         5.41%                           0.37%

$92,705,000   $ 93,489,258    $ 13,750,000  $ 13,919,777     $  1,700,000   $  1,732,401
              ------------                  ------------                    ------------

              $ 93,489,258                  $ 13,919,777                    $  1,732,401
              $ 94,778,500                  $ 14,260,878                    $  1,743,504


              $113,887,993                  $ 42,762,552                    $ 16,579,607
              $115,982,365                  $ 43,921,371                    $ 17,388,792

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIO
AUGUST 31, 1999 (Unaudited)
Portfolio of Investments

                                                                  LifePath 2000                       LifePath 2010
                                              ---------------------------------    --------------------------------
                                                     Principal            Value        Principal              Value
-------------------------------------------------------------------------------------------------------------------
SHORT TERM INSTRUMENTS
Percent of Net Assets                                                     19.94%                             14.54%
CASH EQUIVALENTS
Percent of Net Assets                                                      1.94%                              6.62%
Dreyfus Institutional Money Market
  Fund++                                          $     45,280     $     45,280     $    953,557      $    953,557
Janus Institutional Money Market Fund++                      0               --        8,900,000         8,900,000
Merrimac Institutional Money Market
  Fund++                                             2,000,000        2,000,000        5,000,000         5,000,000
                                                                   ------------                       ------------
          TOTAL CASH EQUIVALENTS
                         - VALUE                                   $  2,045,280                       $ 14,853,557
                         -  COST                                   $  2,045,280                       $ 14,853,557
REPURCHASE AGREEMENTS
Percent of Net Assets                                                     18.00%                              7.92%
Morgan Stanley Tri Party Repurchase
 Agreement, dated 8/31/99, due 9/1/99,
 with a maturity value of $62,640,800
 and an effective yield of 5.14%,
 collateralized by U.S. Government
 obligations with a rate of 5.28%, with
 a maturity date of 9/15/99 and with an
 aggregate market value of $63,722,191.           $ 18,930,118     $ 18,930,118     $ 17,760,821      $ 17,760,821
                                                                   ------------                       ------------

     TOTAL REPURCHASE AGREEMENTS
                         - VALUE                                   $ 18,930,118                       $ 17,760,821
                         -  COST                                   $ 18,930,118                       $ 17,760,821
    TOTAL SHORT TERM INSTRUMENTS
                         - VALUE                                   $ 20,975,398                       $ 32,614,378
                         -  COST                                   $ 20,975,398                       $ 32,614,378
  TOTAL INVESTMENTS IN SECURITES
                         - VALUE                                   $106,531,520                       $232,746,736
                         -  COST                                   $101,506,377                       $207,368,365
                                                                   ------------                       ------------
TOTAL INVESTMENTS IN SECURITES                          101.28%    $106,531,520           103.76%     $232,746,736
Other Assets and Liabilities, Net                        (1.28)%     (1,346,499)           (3.76)%      (8,440,441)
                                                  ------------     ------------     ------------      ------------
TOTAL NET ASSETS                                        100.00%    $105,185,021           100.00%     $224,306,295
                                                  ============     ============     ============      ============

 + Non-income earning securities.
++ Represents investment of collateral received from securities lending transactions. See Note 4.
** Cost for federal income tax purposes is $101,506,377, $207,368,365, $328,344,108, $206,828,678, $394,677,438 for Lifepath 2000, Lifepath 2010,
   Lifepath 2020, Lifepath 2030, and Lifepath 2040, respectively and net unrealized appreciation consists of :

Gross Unrealized Appreciation          $  7,119,393          $ 30,270,627
Gross Unrealized Depreciation            (2,094,250)           (4,892,256)
                                       ------------          ------------

Net Unrealized Appreciation            $  5,025,143          $ 25,378,371
                                       ============          ============

The accompanying notes are an integral part of the financial statements.

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIO
AUGUST 31, 1999 (Unaudited)

                 LifePath 2020                     LifePath 2030                     LifePath 2040
------------------------------    ------------------------------    ------------------------------
     Principal           Value         Principal           Value         Principal           Value
--------------------------------------------------------------------------------------------------
                         11.50%                             8.79%                             9.76%

                          7.45%                             6.03%                             9.02%

  $    228,174    $    228,174      $    625,104    $    625,104      $    513,468    $    513,468
     9,500,000       9,500,000         4,900,000       4,900,000        21,000,000      21,000,000

    18,100,000      18,100,000        10,000,000      10,000,000        21,000,000      21,000,000
                  ------------                      ------------                      ------------

                  $ 27,828,174                      $ 15,525,104                      $ 42,513,468
                  $ 27,828,174                      $ 15,525,104                      $ 42,513,468

                          4.05%                             2.76%                             0.74%





  $ 15,132,858    $ 15,132,858      $ 7,118,017     $  7,118,017      $  3,510,068    $  3,510,068
                  ------------                      ------------                      ------------

                  $ 15,132,858                      $  7,118,017                      $  3,510,068
                  $ 15,132,858                      $  7,118,017                      $  3,510,068

                  $ 42,961,032                      $ 22,643,121                      $ 46,023,536
                  $ 42,961,032                      $ 22,643,121                      $ 46,023,536

                  $396,941,276                      $266,157,072                      $514,299,793
                  $328,344,108                      $206,828,678                      $394,677,438
                  ------------                      ------------                      ------------

        106.21%   $396,941,276           103.36%    $266,157,072            109.08%   $514,299,793
         (6.21)%   (23,191,506)           (3.36)%     (8,643,579)            (9.08)%   (42,822,285)
  ------------    ------------      ------------    ------------      ------------    ------------
        100.00%   $373,749,770           100.00%    $257,513,493            100.00%   $471,477,508
  ============    ============      ============    ============      ============    ============



                  $ 77,305,315                      $ 67,175,473                      $136,346,878
                    (8,708,147)                       (7,847,079)                      (16,724,523)
                  ------------                      ------------                      ------------
                  $ 68,597,168                      $ 59,328,394                      $119,622,355
                  ============                      ============                      ============

MASTER INVESTMENT PORTFOLIO--MONEY MARKET
MASTER PORTFOLIO--AUGUST 31, 1999 (Unaudited)
Portfolio of Investments

                                                     Yield to     Maturity
Principal            Security Name                   Maturity      Date            Value
                     CERTIFICATES OF DEPOSIT-23.32%
$    5,000,000       Abbey National Treasury          5.04%       02/08/00    $   4,999,154
                     Service
     5,000,000       ABN Amro Bank NV                 5.14        02/22/00        4,999,081
    10,000,000       Bank of Montreal                 5.09        04/14/00        9,997,614
     3,000,000       Bayerische Hypo-Und
                     Vereinsbank AG                   5.23        03/01/00        3,000,144
     5,000,000       Chase Manhattan Bank             5.18        03/15/00        4,998,449
     3,000,000       Credit Suisse First Boston       5.60        06/04/00        3,000,000
     7,000,000       Morgan Guaranty Trust Co         5.36        04/05/00        7,000,000
     5,000,000       SNB Key Bank                     5.60        06/16/00        4,997,343
     4,000,000       Toronto-Dominion Bank            5.08        12/29/99        4,000,746
                                                                              -------------
                     TOTAL CERTIFICATES OF DEPOSIT                            $  46,992,531

                     COMMERCIAL PAPER-54.22%
$    5,000,000       Alpine Securitization Corp       5.13%       09/02/99    $   4,999,287
     7,000,000       Banco Mercantile Del Norte       4.82        09/27/99        6,975,632
     1,483,000       Barton Capital Corp              5.22        10/06/99        1,475,474
     1,505,000       BTR Dunlop Finance Inc           5.20        09/08/99        1,503,478
     3,476,000       Enterprise Funding Corp          5.15        09/20/99        3,466,552
     9,000,000       General Electric Capital Corp    5.60        09/01/99        9,000,000
     5,000,000       General Electric Financial
                     Assurance Holding                5.04        09/22/99        4,985,300
    10,000,000       GMAC Mortgage Corp               5.20        09/01/99       10,000,000
     5,000,000       International Securitization     5.32        09/15/99        4,989,655
     3,000,000       Monte Rosa Capital Corp          5.30        09/15/99        2,993,817
     5,000,000       Monte Rosa Capital Corp          5.37        10/13/99        4,968,675
     5,000,000       Nationsbank NA                   4.95        10/06/99        5,000,000
     8,000,000       Park Avenue Receivables Corp     5.33        09/22/99        7,975,127
     5,000,000       Pemex Capital Inc                5.27        09/27/99        4,980,969
     9,000,000       Prudential Funding Corp          5.61        09/01/99        9,000,000
     7,000,000       Special Purpose Accounts
                     Receivable Cooperative Corp      5.34        02/07/00        7,000,000
    10,000,000       WCP Funding Corp                 5.15        09/16/99        9,978,542
     5,000,000       Windmill Funding Corp            5.14        09/27/99        4,981,439
     5,000,000       Windmill Funding Corp            5.15        09/16/99        4,989,271
                                                                              -------------
                     TOTAL COMMERCIAL PAPER                                   $ 109,263,218

                     U.S. GOVERNMENT AGENCY SECURITIES-2.48%
$    5,000,000       Federal Home Loan Bank           4.95%       02/17/00    $   4,998,890
                                                                              -------------
                     TOTAL U.S. GOVERNMENT AGENCY SECURITIES                  $   4,998,890

MASTER INVESTMENT PORTFOLIO--MONEY MARKET
MASTER PORTFOLIO--AUGUST 31, 1999 (Unaudited)
Portfolio of Investments

                                                 Yield to       Maturity
Principal          Security Name                 Maturity        Date                   Value
                   VARIABLE & FLOATING RATE NOTES-7.44%
$   7,000,000      Ford Motor Credit Co            5.49%        08/18/00            $  6,993,311
    8,000,000      Lexington Parker                5.37         02/07/00               8,000,000
                                                                                    ------------
                   TOTAL VARIABLE & FLOATING RATE NOTES                             $ 14,993,311

                   REPURCHASE AGREEMENTS-11.88%
   23,932,000      Merrill Lynch Repurchase Agreement dated 08/31/99,
                   due 09/01/99 with a maturity value of $23,935,670
                   and an effective yield of 5.14%, Collateralized by
                   Federal National Mortgage Association ARM Obligations
                   with rates ranging from 5.78% to 7.00%, maturity dates
                   ranging from 07/01/01 to 08/01/38 and an aggregate
                   market value of $24,285,069..........................              23,932,000
          644      Morgan Stanley Triparty Repurchase Agreement dated
                   8/31/99, due 9/1/99 with a maturity value of $644 and
                   an effective yield of 5.14%, Collateralized by a U.S
                   Treasury Bill with a rate of 5.28%, a maturity of
                   9/15/99 and a market value of $9,978.................                     644
                                                                                    ------------
                   TOTAL REPURCHASE AGREEMENTS                                        23,932,644
                   TOTAL INVESTMENTS IN SECURITIES                 99.34%           $200,180,594
                   (Cost $200,180,594) ** (Notes 1 and 3)
                   Other Assets and Liabilities                     0.66%              1,354,939
                                                                --------            ------------
                   TOTAL NET ASSETS                               100.00%           $201,535,533
                                                                ========            ============

** Cost for income tax purposes is the same as for financial statement purposes.


The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX
MASTER PORTFOLIO--AUGUST 31, 1999 (Unaudited)
Portfolio of Investments

Security Name                                                    Shares        Value
COMMON STOCKS-95.87%
ADVERTISING-0.12%
Omnicom Group                                                     68,759    $   5,182,710
                                                                            -------------
                                    TOTAL ADVERTISING
                                              - VALUE                       $   5,182,710
                                              -  COST                       $   3,464,154
AEROSPACE & DEFENSE-1.47%
Allied Signal Inc                                                212,485    $  13,014,706
Boeing Co                                                        374,457       16,967,583
Briggs & Stratton Corp                                             9,122          555,302
General Dynamics Corp                                             71,266        4,489,758
Lockheed Martin Corp                                             151,773        5,615,601
Northrop Grumman Corp                                             26,579        1,926,977
Rockwell International Corp                                       73,375        4,338,297
Textron Inc                                                       58,104        4,691,898
United Technologies Corp                                         185,408       12,260,104
                                                                            -------------
                            TOTAL AEROSPACE & DEFENSE
                                              - VALUE                       $  63,860,226
                                              -  COST                       $  47,536,525
AIRLINES-0.35%
AMR Corp+                                                         59,167    $   3,468,665
Delta Air Lines Inc                                               54,057        2,746,771
FDX Corp+                                                        114,517        4,859,815
Southwest Airlines Co                                            194,017        3,237,659
USAirways Group Inc+                                              28,645          882,624
                                                                            -------------
                                       TOTAL AIRLINES
                                              - VALUE                       $  15,195,534
                                              -  COST                       $  13,249,747
APPAREL-0.19%
Liz Claiborne Inc                                                 24,521    $     901,147
Nike Inc Class B                                                 108,262        5,007,117
Reebok International Ltd+                                         22,146          261,600
Russell Corp                                                      13,707          229,592
VF Corp                                                           46,340        1,668,240
                                                                            -------------
                                        TOTAL APPAREL
                                              - VALUE                       $   8,067,696
                                              -  COST                       $   8,047,996
AUTO PARTS & EQUIPMENT-0.71%
Cooper Tire & Rubber Co                                           29,617    $     562,723
Dana Corp                                                         64,030        2,789,307

MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX
MASTER PORTFOLIO--AUGUST 31, 1999 (Unaudited)
Portfolio of Investments

Security Name                                                    Shares         Value
COMMON STOCKS (Continued)
Delphi Automotive Systems Corp                                   216,361     $   4,056,769
Deluxe Corp                                                       30,344         1,033,593
Eaton Corp                                                        27,696         2,714,208
Genuine Parts Co                                                  69,138         1,996,360
Goodyear Tire & Rubber Co                                         60,125         3,374,516
Illinois Tool Works Inc                                           96,386         7,512,084
ITT Industries Inc                                                34,073         1,152,093
Navistar International Corp+                                      25,666         1,248,009
PACCAR Inc                                                        30,273         1,668,799
The Pep Boys--Manny Moe & Jack                                    20,775           302,536
TRW Inc                                                           46,477         2,532,996
                                                                             -------------
                         TOTAL AUTO PARTS & EQUIPMENT
                                              - VALUE                        $  30,943,993
                                              -  COST                        $  21,969,352
AUTOMOBILES-0.94%
Ford Motor Co                                                    465,310     $  24,254,284
General Motors Corp Class A                                      249,229        16,480,268
                                                                             -------------
                                    TOTAL AUTOMOBILES
                                              - VALUE                        $  40,734,552
                                              -  COST                        $  32,553,058
BANK & FINANCE-10.85%
American Express Corp                                            173,157     $  23,809,087
Amsouth Bancorp                                                   65,402         1,430,669
Associates First Capital Corp                                    279,960         9,606,128
Bank of America Corp                                             670,365        40,557,083
Bank of New York Inc                                             292,766        10,466,384
Bank One Corp                                                    453,801        18,208,765
BankBoston Corp                                                  114,237         5,304,881
BB&T Corp                                                        120,484         4,036,214
Bear Stearns Co Inc                                               44,952         1,871,127
Capital One Financial Corp                                        76,100         2,872,775
Chase Manhattan                                                  324,785        27,180,445
Citigroup Inc                                                  1,298,214        57,689,385
Comerica Inc                                                      60,198         3,134,058
Countrywide Credit Industries Inc                                 43,374         1,393,390
Equifax Inc                                                       55,846         1,703,303
Federal Home Loan Mortgage Corp                                  267,231        13,762,396
Federal National Mortgage Assoc                                  393,853        24,468,118
Fifth Third Bancorp                                              103,358         6,847,468
First Union Corp                                                 372,082        15,441,403
Firstar Corp                                                     254,506         6,823,942

MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX
MASTER PORTFOLIO--AUGUST 31, 1999 (Unaudited)
Portfolio of Investments

Security Name                                                     Shares           Value
COMMON STOCKS (Continued)
Fleet Financial Group Inc                                         219,376      $   8,733,907
Franklin Resources Inc                                             97,131          3,490,645
Golden West Financial                                              21,678          1,968,633
Household International Inc                                       184,416          6,961,704
Huntington Bancshares Inc                                          89,157          2,669,138
Keycorp                                                           172,399          4,999,571
Lehman Brothers Holdings                                           45,325          2,436,219
MBNA Corp                                                         308,345          7,612,267
Mellon Bank Corp                                                  200,463          6,690,453
Mercantile Bancorp                                                 60,892          3,360,477
Merrill Lynch & Co Inc                                            141,507         10,559,960
MGIC Investment Corp                                               42,161          1,831,368
Morgan (J P) & Co Inc                                              68,179          8,807,875
Morgan Stanley Dean Witter                                        219,287         18,817,566
National City Corp                                                241,944          6,683,703
Northern Trust Corp                                                43,013          3,648,040
Paine Webber Group Inc                                             55,154          2,164,794
PNC Bank Corp                                                     116,945          6,117,685
Regions Financial Corp                                             85,833          3,030,978
Republic New York Corp                                             40,554          2,813,434
Ryder System Inc                                                   27,690            610,911
Schwab (Charles) Corp                                             313,908         12,399,366
SLM Holding Corp                                                   62,784          2,774,268
State Street Boston Corp                                           62,052          3,715,364
Summit Bancorp                                                     66,056          2,204,619
SunTrust Banks Inc                                                123,742          7,958,157
Synovus Financial Corp                                            103,581          1,955,091
U.S. Bancorp                                                      279,559          8,631,384
Union Planters Corp                                                53,845          2,271,586
Wachovia Corp                                                      78,040          6,116,385
Washington Mutual Inc                                             228,802          7,264,464
Wells Fargo & Co                                                  635,204         25,289,059
                                                                               -------------
                                 TOTAL BANK & FINANCE
                                              - VALUE                          $ 471,196,092
                                              -  COST                          $ 368,598,868
BASIC INDUSTRIES-1.37%
Alcoa Inc                                                         142,129      $   9,176,204
ASARCO Inc                                                         15,737            328,510
Avery-Dennison Corp                                                43,853          2,406,433
Baker Hughes Inc                                                  126,058          4,285,972
Bemis Co                                                           20,358            772,332

MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX
MASTER PORTFOLIO--AUGUST 31, 1999 (Unaudited)
Portfolio of Investments

Security Name                                                     Shares        Value
COMMON STOCKS (Continued)
Boise Cascade Corp                                                22,043     $     801,814
Champion International Corp                                       36,981         2,033,955
Cyprus Amax Minerals                                              35,572           602,501
Dover Corp                                                        82,213         3,180,615
Fort James Corp                                                   85,088         2,744,088
Georgia-Pacific Corp                                              66,229         2,740,225
Homestake Mining Co                                               92,085           782,722
Ikon Office Solutions Inc                                         53,983           600,561
Inco Ltd                                                          70,437         1,443,958
Louisiana-Pacific Corp                                            41,771           772,763
Mead Corp                                                         39,296         1,466,232
Minnesota Mining & Manufacturing Co                              154,761        14,624,914
NACCO Industries Inc Class A                                       3,027           235,728
Newmont Mining Corp                                               64,155         1,311,168
Potlatch Corp                                                     11,371           439,205
Sealed Air Corp+                                                  32,207         1,892,161
Westvaco Corp                                                     38,863         1,017,725
Weyerhauser Co                                                    77,245         4,345,031
Willamette Industries Inc                                         42,972         1,702,766
                                                                             -------------
                               TOTAL BASIC INDUSTRIES
                                              - VALUE                        $  59,707,583
                                              -  COST                        $  49,359,697
BEVERAGES-2.40%
Anheuser-Busch Inc                                               182,844     $  14,078,988
Coca-Cola Co                                                     948,081        56,707,095
Coca-Cola Enterprises Co                                         163,218         4,641,512
Coors (Adolph) Co Class B                                         14,382           820,673
Diageo PLC ADR (UK)                                                   17               704
Pepsico Inc                                                      567,584        19,368,804
Seagrams Co Ltd                                                  164,617         8,734,990
                                                                             -------------
                                      TOTAL BEVERAGES
                                              - VALUE                        $ 104,352,766
                                              -  COST                        $  86,249,234
BROADCASTING-0.94%
Clear Channel Communications Inc+                                127,745     $   8,950,134
Kingworld Productions+                                            27,521         1,049,238
MediaOne Group Inc+                                              232,765        15,304,299
Tribune Co                                                        45,611         4,256,076
Viacom Inc Class B+                                              265,469        11,166,290
                                                                             -------------
                                   TOTAL BROADCASTING
                                              - VALUE                        $  40,726,037
                                              -  COST                        $  24,527,058

MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX
MASTER PORTFOLIO--AUGUST 31, 1999 (Unaudited)
Portfolio of Investments

Security Name                                                    Shares        Value
COMMON STOCKS (Continued)
BUILDING MATERIALS & SERVICES-0.47%
Cooper Industries Inc                                            36,420     $   1,889,288
Corning Inc                                                      93,893         6,243,884
Danaher Corp                                                     51,856         3,046,540
Owens Corning Fiberglass Corp                                    20,986           590,231
Owens Illinois Inc+                                              60,369         1,494,133
PPG Industries Inc                                               66,894         4,017,821
Snap-On Inc                                                      23,453           793,005
Stanley Works                                                    34,452           908,672
Vulcan Materials Co                                              32,120         1,369,115
                                                                            -------------
                  TOTAL BUILDING MATERIALS & SERVICES
                                              - VALUE                       $  20,352,689
                                              -  COST                       $  17,600,534
BUSINESS SERVICES-0.38%
Cendant Corp+                                                   276,369     $   4,957,369
Dun & Bradstreet Corp                                            63,376         1,659,659
Ecolab Inc                                                       50,020         1,878,876
Paychex Inc                                                      94,861         2,792,471
Waste Management Inc                                            234,418         5,113,243
                                                                            -------------
                              TOTAL BUSINESS SERVICES
                                              - VALUE                       $  16,401,618
                                              -  COST                       $  23,325,867
CHEMICALS-1.57%
Air Products & Chemicals Inc                                     88,409     $   3,005,906
Clorox Co                                                        90,512         4,095,668
Dow Chemical Co                                                  84,458         9,596,540
Du Pont (E I) De Nemours                                        375,155        23,775,452
Eastman Chemical Co                                              30,282         1,406,220
FMC Corp+                                                        12,392           721,834
Goodrich (B F) Co                                                34,653         1,279,995
Grace (W R) Co+                                                  27,178           519,779
Great Lakes Chemical Corp                                        22,691           934,586
Hercules Inc                                                     38,616         1,257,434
International Flavor & Fragrances                                40,998         1,670,668
Monsanto Co                                                     242,852         9,972,110
Praxair Inc                                                      60,801         2,857,647
Rohm & Haas Co                                                   81,296         3,038,438
Sigma-Aldrich Corp                                               39,041         1,259,072

164
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MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX
MASTER PORTFOLIO--AUGUST 31, 1999 (Unaudited)
Portfolio of Investments

Security Name                                                    Shares         Value
COMMON STOCKS (Continued)
Union Carbide Corp                                                51,317    $    2,918,654
                                                                            --------------
                                      TOTAL CHEMICALS
                                              - VALUE                       $   68,310,003
                                              -  COST                       $   58,101,063
COMPUTER SOFTWARE-7.66%
3Com Corp+                                                       139,468    $    3,460,550
Adobe Systems Inc                                                 23,548         2,345,970
America Online Inc+                                              417,436        38,117,125
Autodesk Inc                                                      20,332           467,636
Automatic Data Processing                                        237,977         9,355,471
BMC Software Inc+                                                 90,534         4,871,861
Ceridian Corp+                                                    55,853         1,563,884
Computer Associates International Inc                            206,276        11,654,594
Computer Sciences Corp+                                           61,171         4,232,269
Compuware Corp+                                                  141,575         4,273,795
Electronic Data Systems Corp                                     189,288        10,623,789
First Data Corp                                                  166,183         7,312,052
IMS Health Inc                                                   122,063         3,371,990
Microsoft Corp+                                                1,959,084       181,337,713
Novell Inc+                                                      129,664         3,071,416
Oracle Systems Corp+                                             553,231        20,192,932
Parametric Technology Corp+                                      104,783         1,466,962
Peoplesoft Inc+                                                   90,560         1,279,160
Sun Microsystems Inc+                                            297,468        23,648,706
                                                                            --------------
                              TOTAL COMPUTER SOFTWARE
                                              - VALUE                       $  332,647,875
                                              -  COST                       $  195,303,039
COMPUTER SYSTEMS-7.32%
Apple Computer Inc+                                               60,296    $    3,934,314
Cabletron Systems Inc+                                            62,807         1,055,943
Cisco Systems Inc+                                             1,227,206        83,219,907
Compaq Computer Corp                                             653,442        15,151,686
Data General Corp+                                                19,257           355,051
Dell Computer Corp+                                              974,506        47,568,074
EMC Corp+                                                        389,059        23,343,540
Gateway Inc+                                                      60,319         5,847,173
Harris Corp                                                       31,034           814,642
Hewlett-Packard Co                                               390,024        41,098,779
International Business Machine Corp                              697,229        86,848,587
Seagate Technology Inc+                                           85,966         2,852,997
Shared Medical System Corp                                        10,340           580,979

                                                                             165
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MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX
MASTER PORTFOLIO--AUGUST 31, 1999 (Unaudited)
Portfolio of Investments

Security Name                                                    Shares         Value
COMMON STOCKS (Continued)
Silicon Graphics Inc+                                             73,128     $      836,402
Unisys Corp+                                                     103,275          4,440,825
                                                                             --------------
                               TOTAL COMPUTER SYSTEMS
                                              - VALUE                        $  317,948,899
                                              -  COST                        $  146,570,322
CONTAINER & PACKAGING-0.29%
Ball Corp                                                         11,780     $      529,364
Crown Cork & Seal Co                                              47,391          1,258,823
International Paper Co                                           157,917          7,431,969
Temple-Inland Inc                                                 21,587          1,338,394
Tenneco Inc                                                       65,875          1,325,734
Tupperware Corp                                                   22,621            510,386
                                                                             --------------
                          TOTAL CONTAINER & PACKAGING
                                              - VALUE                        $   12,394,670
                                              -  COST                        $   13,330,694
ELECTRICAL EQUIPMENT-3.90%
General Electric Co                                            1,256,906     $  141,166,255
Grainger (W W) Inc                                                36,123          1,573,608
Masco Corp                                                       129,783          3,674,481
Motorola Inc                                                     231,748         21,378,753
National Service Industries Inc                                   15,998            511,936
Thomas & Betts Corp                                               21,793            980,685
                                                                             --------------
                           TOTAL ELECTRICAL EQUIPMENT
                                              - VALUE                        $  169,285,718
                                              -  COST                        $  101,065,305
ELECTRONICS-5.27%
Advanced Micro Devices+                                           55,827     $    1,154,921
Applied Materials Inc+                                           143,428         10,192,352
CBS Corp+                                                        273,701         12,863,947
EG&G Inc                                                          17,648            561,427
Emerson Electric Co                                              167,372         10,481,672
General Instrument Corp+                                          65,466          3,220,109
Honeywell Inc                                                     48,534          5,508,609
Intel Corp                                                     1,274,695        104,763,995
Johnson Controls Inc                                              32,858          2,246,666
KLA Instruments Corp+                                             33,808          2,123,565
Lexmark International Group Class A+                              43,375          3,415,781
LSI Logic Corp+                                                   55,154          3,129,989
Micron Technology Inc+                                            95,676          7,133,813
National Semiconductor+                                           64,661          1,822,632
Pitney Bowes Inc                                                 103,383          6,099,597

166
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MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX
MASTER PORTFOLIO--AUGUST 31, 1999 (Unaudited)
Portfolio of Investments

Security Name                                                    Shares        Value
COMMON STOCKS (Continued)
Raytheon Co Class B                                              129,293    $    8,808,086
Solectron Corp+                                                   97,952         7,664,744
Tektronix Inc                                                     18,410           612,133
Texas Instruments Inc                                            301,213        24,718,292
Xerox Corp                                                       254,226        12,139,291
                                                                            --------------
                                    TOTAL ELECTRONICS
                                              - VALUE                       $  228,661,621
                                              -  COST                       $  120,465,061
ENERGY & RELATED-6.71%
Amerada Hess Corp                                                 34,891    $    2,165,423
Anadarko Petroleum Corp                                           46,745         1,589,330
Apache Corp                                                       41,497         1,888,113
Ashland Inc                                                       28,437         1,096,602
Atlantic Richfield Corp                                          123,780        10,884,904
Burlington Resources Inc                                          68,378         2,859,055
Chevron Corp                                                     251,821        23,230,487
Coastal Corp                                                      82,200         3,560,288
Columbia Gas System Inc                                           32,522         1,920,831
Conoco Inc Class B                                               243,868         6,553,947
Consolidated Natural Gas Co                                       36,921         2,351,406
Eastern Enterprises                                                8,432           378,913
Enron Corp                                                       271,940        11,387,487
Exxon Corp                                                       932,704        73,567,028
Halliburton Co                                                   169,538         7,862,325
Helmerich & Payne Inc                                             19,470           536,642
Kerr-McGee Corp                                                   32,874         1,840,944
Mobil Corp                                                       300,646        30,778,634
NICOR Inc                                                         18,445           713,591
Occidental Petroleum Corp                                        134,284         2,912,284
ONEOK Inc                                                         12,234           380,019
Peoples Energy Corp                                               13,909           506,809
Phillips Petroleum Co                                             97,217         4,958,067
Rowan Co Inc+                                                     32,475           604,847
Royal Dutch Petroleum Corp                                       823,814        50,973,491
Schlumberger Ltd                                                 210,312        14,038,326
Sonat Offshore Drilling Co                                        42,557         1,537,372
Sunoco Inc                                                        35,137         1,144,149
Texaco Inc                                                       206,300        13,100,050
Union Pacific Resources Group                                     97,483         1,748,601
Unocal Corp                                                       93,353         3,909,157
USX--Marathon Group                                              118,917         3,701,292

MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX
MASTER PORTFOLIO--AUGUST 31, 1999 (Unaudited)
Portfolio of Investments

Security Name                                                    Shares        Value
COMMON STOCKS (Continued)
Williams Co Inc                                                  166,340    $    6,861,525
                                                                            --------------
                               TOTAL ENERGY & RELATED
                                              - VALUE                       $  291,541,939
                                              -  COST                       $  204,943,461
ENGINEERING & CONSTRUCTION-0.09%
Armstrong World Industries Inc                                    15,543    $      754,807
Centex Corp                                                       23,215           652,922
Fleetwood Enterprises Inc                                         13,708           279,301
Fluor Corp                                                        29,408         1,216,770
Foster Wheeler Corp                                               15,952           206,379
Kaufman & Broad Home Corp                                         17,979           367,446
Pulte Corp                                                        17,087           395,137
                                                                            --------------
                     TOTAL ENGINEERING & CONSTRUCTION
                                              - VALUE                       $    3,872,762
                                              -  COST                       $    4,511,394
ENTERTAINMENT & LEISURE-1.33%
Brunswick Corp                                                    35,682    $      912,121
Disney (Walt) Co                                                 791,454        21,962,848
Harrah's Entertainment Inc+                                       48,115         1,082,587
Hasbro Inc                                                        75,482         1,844,591
Mattel Inc                                                       159,572         3,400,878
Mirage Resorts Inc+                                               73,225           956,502
Polaroid Corp                                                     17,470           473,874
Time Warner Inc                                                  458,370        27,187,071
                                                                            --------------
                        TOTAL ENTERTAINMENT & LEISURE
                                              - VALUE                       $   57,820,472
                                              -  COST                       $   48,565,248
ENVIRONMENTAL CONTROL-0.01%
Allied Waste Industries Inc+                                      50,915    $      649,166
                                                                            --------------
                          TOTAL ENVIRONMENTAL CONTROL
                                              - VALUE                       $      649,166
                                              -  COST                       $      910,968
FOOD & RELATED-3.24%
Albertson's Inc                                                  161,736    $    7,753,220
Archer-Daniels-Midland Co                                        238,053         3,094,692
Bestfoods                                                        107,572         5,284,475
Brown-Forman Corp Class B                                         26,460         1,554,525
Campbell Soup Co                                                 167,791         7,414,265
ConAgra Inc                                                      187,991         4,605,779
Darden Restaurants Inc                                            51,880           810,625

168
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MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX
MASTER PORTFOLIO--AUGUST 31, 1999 (Unaudited)
Portfolio of Investments

Security Name                                                    Shares        Value
COMMON STOCKS (Continued)
General Mills Inc                                                 58,793   $   4,923,914
Great Atlantic & Pacific Tea Co                                   14,838         521,185
Heinz (H J) Co                                                   138,292       6,456,508
Hershey Foods Corp                                                53,845       2,884,073
Kellogg Co                                                       155,909       5,544,514
Kroger Co+                                                       317,760       7,348,200
McDonald's Corp                                                  521,848      21,591,461
Nabisco Group Holdings Corp                                      125,413       2,226,081
Pioneer Hi Bred International Inc                                 92,295       3,611,042
Quaker Oats Co                                                    51,978       3,472,780
Ralston-Purina Group                                             124,496       3,423,640
Safeway Inc+                                                     190,959       8,891,528
Sara Lee Corp                                                    347,557       7,711,421
Super Value Inc                                                   46,279       1,041,277
Sysco Corp                                                       127,462       4,158,448
Tricon Global Restaurants+                                        59,212       2,405,488
Unilever NV                                                      219,729      15,133,835
UST Inc                                                           68,036       2,155,891
Wendy's International Inc                                         47,843       1,339,604
Winn-Dixie Stores Inc                                             57,358       1,950,172
Wrigley (W M) Jr Co                                               44,737       3,503,466
                                                                           -------------
                                 TOTAL FOOD & RELATED
                                              - VALUE                      $ 140,812,109
                                              -  COST                      $ 121,146,498
FURNITURE & APPLIANCES-0.20%
Maytag Corp                                                       34,101   $   2,135,575
Newell Rubbermaid Inc                                            108,510       4,448,910
Whirlpool Corp                                                    29,131       2,059,198
                                                                           -------------
                         TOTAL FURNITURE & APPLIANCES
                                              - VALUE                      $   8,643,683
                                              -  COST                      $   6,783,340
HEALTHCARE-0.40%
Cardinal Health Inc                                              104,862   $   6,684,953
HCR Manor Care Inc+                                               42,886         838,957
Healthsouth Corp+                                                160,259       1,312,121
McKesson HBOC Inc                                                105,816       3,293,523
St Jude Medical Inc+                                              32,653       1,183,671
United Healthcare Corp                                            66,713       4,056,984
                                                                           -------------
                                     TOTAL HEALTHCARE
                                              - VALUE                      $  17,370,209
                                               - COST                      $  22,445,162

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MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX
MASTER PORTFOLIO--AUGUST 31, 1999 (Unaudited)
Portfolio of Investments

Security Name                                                   Shares          Value
COMMON STOCKS (Continued)
HOSPITAL & MEDICAL SUPPLIES-2.48%
Bard (C R) Inc                                                   19,978    $     931,474
Bausch & Lomb Inc                                                21,821        1,441,550
Baxter International Inc                                        112,181        7,523,138
Becton Dickinson & Co                                            96,061        2,701,716
Biomet Inc                                                       43,468        1,553,981
Boston Scientific Corp+                                         152,221        5,166,000
Columbia/HCA Healthcare Corp                                    218,746        5,386,620
Guidant Corp                                                    116,221        6,820,720
Johnson & Johnson                                               516,857       52,848,628
Mallinckrodt Group Inc                                           27,624          885,695
Medtronic Inc                                                   224,528       17,569,316
PE Corp-Celera Genomics Group+                                        1               14
PE Corp-PE Biosystems Group                                      38,586        2,655,199
Tenet Healthcare Corp+                                          119,943        2,091,506
                                                                           -------------
                    TOTAL HOSPITAL & MEDICAL SUPPLIES
                                              - VALUE                      $ 107,575,557
                                              -  COST                      $  71,203,180
HOUSEHOLD PRODUCTS-2.28%
Alberto-Culver Co Class B                                        21,777    $     553,952
Avon Products Inc                                               100,873        4,425,803
Colgate-Palmolive Co                                            224,734       12,023,269
Gillette Co                                                     426,333       19,877,776
Kimberly-Clark Corp                                             204,651       11,652,316
Procter & Gamble Co                                             510,391       50,656,307
                                                                           -------------
                             TOTAL HOUSEHOLD PRODUCTS
                                              - VALUE                      $  99,189,423
                                              -  COST                      $  67,996,257
INSURANCE-3.28%
Aetna Inc                                                        54,289    $   4,220,970
AFLAC Corp                                                      102,592        4,610,228
Allstate Corp                                                   310,289       10,181,358
American General Corp                                            96,513        6,852,423
American International Group Inc                                594,915       55,141,184
Aon Corp                                                         98,712        3,294,496
Chubb Corp                                                       63,769        3,646,790
CIGNA Corp                                                       78,247        7,027,559
Cincinnati Financial Corp                                        63,724        2,525,064
Conseco Inc                                                     123,646        2,967,504
Hartford Financial Services Group                                87,372        3,969,965
Humana Inc+                                                      64,704          586,380

MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX
MASTER PORTFOLIO--AUGUST 31, 1999 (Unaudited)
Portfolio of Investments

Security Name                                            Shares        Value
COMMON STOCKS (Continued)
Jefferson-Pilot Corp                                     40,814     $  2,724,335
Lincoln National Corp                                    77,137        3,615,797
Loews Corp                                               42,103        3,305,085
Marsh & McLennan Companies Inc                          101,285        7,374,814
MBIA Inc                                                 38,539        1,999,211
Progressive Corp Ohio                                    28,125        2,868,750
Providian Financial Corp                                 54,779        4,252,220
SAFECO Corp                                              52,652        1,875,728
St Paul Co                                               87,313        2,799,473
Torchmark Corp                                           51,586        1,470,201
Unumprovident Corp                                       91,680        3,306,210
Wellpoint Health Networks+                               25,355        1,847,746
                                                                    ------------
                                      TOTAL INSURANCE
                                               -VALUE               $142,463,491
                                               - COST               $113,506,068
LODGING-0.10%
Hilton Hotels Corp                                      100,112     $  1,226,372
Marriott International                                   96,163        3,293,583
                                                                    ------------
                                        TOTAL LODGING
                                               -VALUE               $  4,519,955
                                               - COST               $  3,933,445
MACHINERY-0.55%
Black & Decker Corp                                      33,627     $  1,769,621
Case Corp                                                28,728        1,418,445
Caterpillar Inc                                         136,878        7,750,717
Cummins Engine Co Inc                                    15,900          942,075
Deere & Co                                               89,327        3,472,587
Ingersoll-Rand Co                                        63,926        4,067,292
McDermott International Inc                              23,106          521,329
Milacron Inc                                             14,859          267,462
Pall Corp                                                48,399          961,930
Parker Hannifin Corp                                     41,881        1,832,294
Thermo Electron Corp+                                    61,303          973,185
                                                                    ------------
                                      TOTAL MACHINERY
                                               -VALUE               $ 23,976,937
                                               - COST               $ 20,007,879

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MASTER PORTFOLIO--AUGUST 31, 1999 (Unaudited)
Portfolio of Investments

Security Name                                           Shares         Value
COMMON STOCKS (Continued)
MANUFACTURING-0.74%
Tyco International Ltd                                 319,239      $ 32,342,901
                                                                    ------------
                                TOTAL MANUFACTURING
                                             -VALUE                 $ 32,342,901
                                             - COST                 $ 18,191,587
METAL FABRICATORS-0.41%
Alcan Aluminum Ltd                                      87,215      $  2,867,193
Allegheny Teledyne Inc                                  74,541         1,392,985
Barrick Gold Corp                                      147,998         2,867,461
Bethlehem Steel Corp+                                   50,451           387,842
Crane Co                                                26,543           638,691
Engelhard Corp                                          48,653           970,019
Freeport McMoRan Inc                                    63,424         1,018,748
Nucor Corp                                              33,744         1,571,205
Phelps Dodge Corp                                       22,501         1,258,650
Placer Dome Inc                                        120,056         1,245,581
Reynolds Metals Co                                      24,983         1,581,736
Timken Co                                               24,501           430,299
USX - U.S. Steel Group                                  34,183           922,941
Worthington Industries Inc                              36,040           540,600
                                                                    ------------
                            TOTAL METAL FABRICATORS
                                             -VALUE                 $ 17,693,951
                                             - COST                 $ 19,735,825
PHARMACEUTICALS-7.72%
Abbott Laboratories                                    584,310      $ 25,344,446
Allergan Inc                                            25,530         2,549,809
ALZA Corp+                                              37,839         1,906,140
American Home Products Corp                            503,263        20,885,414
Amgen Inc+                                             196,816        16,372,631
Bristol-Myers Squibb Co                                762,998        53,695,984
Lilly (Eli) & Co                                       422,994        31,565,927
Merck & Co Inc                                         906,918        60,933,553
Millipore Corp                                          17,225           650,244
Pfizer Inc                                           1,491,826        56,316,431
Pharmacia and Upjohn Inc                               194,916        10,184,361
Schering-Plough Corp                                   565,744        29,736,919
SouthTrust Corp                                         63,289         2,234,893
Warner Lambert Co                                      326,913        21,657,986

MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX
MASTER PORTFOLIO--AUGUST 31, 1999 (Unaudited)
Portfolio of Investments

Security Name                                            Shares        Value
COMMON STOCKS (Continued)
Watson Pharmaceutical Inc+                               35,421     $  1,270,728
                                                                    ------------
                                TOTAL PHARMACEUTICALS
                                               -VALUE               $335,305,466
                                               - COST               $219,833,681
PUBLISHING-0.82%
American Greetings Corp Class A                          26,270     $    727,351
Comcast Corp Class A                                    284,668        9,287,294
Donnelley (R R) & Sons Co                                50,585        1,587,104
Dow Jones & Co Inc                                       35,006        1,759,051
Gannett Co Inc                                          107,440        7,299,205
Interpublic Group Co Inc                                107,953        4,277,638
Knight-Ridder Inc                                        30,498        1,644,986
McGraw-Hill Inc                                          76,195        3,938,329
Meredith Corp                                            20,197          700,583
New York Times Co Class A                                68,064        2,658,750
Times Mirror Co Class A                                  27,821        1,606,663
                                                                    ------------
                                     TOTAL PUBLISHING
                                               -VALUE               $ 35,486,954
                                               - COST               $ 24,459,043
RETAIL & RELATED-5.37%
AutoZone Inc+                                            57,916     $  1,379,115
Best Buy Co Inc+                                         78,658        5,525,724
Circuit City Stores Inc                                  77,413        3,328,759
Consolidated Stores Corp+                                42,302          682,120
Costco Wholesale Corp+                                   84,538        6,319,215
CVS Corp                                                150,314        6,266,215
Dayton-Hudson Corp                                      170,194        9,871,252
Dillards Inc Class A                                     41,422          973,417
Dollar General Corp                                      85,424        2,221,024
Eastman Kodak Co                                        123,771        9,089,433
Federated Department Stores Inc+                         80,067        3,683,082
Gap Inc                                                 330,368       12,925,648
Harcourt General Inc                                     27,581        1,208,393
Home Depot Inc                                          569,324       34,799,930
Jostens Inc                                              13,796          277,645
K Mart Corp+                                            190,959        2,398,922
Kohls Corp+                                              62,454        4,449,848
Limited Inc                                              82,098        3,109,462
Longs Drug Stores Corp                                   15,054          473,260
Lowe's Co Inc                                           142,840        6,463,510
May Department Stores Co                                128,623        5,024,336

MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX
MASTER PORTFOLIO--AUGUST 31, 1999 (Unaudited)
Portfolio of Investments

Security Name                                           Shares         Value
COMMON STOCKS (Continued)
Nordstrom Inc                                            54,895     $  1,554,215
Office Depot Inc+                                       142,549        1,487,855
Penney (J C) Co Inc                                     101,249        3,670,276
Rite Aid Corp                                           100,031        1,850,574
Sears Roebuck & Co                                      146,604        5,497,650
Sherwin Williams Co                                      65,777        1,603,314
Staples Inc+                                            178,979        3,892,793
Tandy Corp                                               74,595        3,524,614
TJX Companies Inc                                       123,913        3,577,988
Toys R Us Inc+                                           96,145        1,328,003
Walgreen Co                                             385,178        8,931,315
WalMart Stores Inc                                    1,709,610       75,757,093
                                                                    ------------
                            TOTAL RETAIL & RELATED
                                            -VALUE                  $233,146,000
                                            - COST                  $164,590,235
SERVICES-0.20%
Block (H R) Inc                                          37,527     $  2,087,439
CMS Energy Corp                                          43,993        1,740,473
Public Service Enterprise Group                          84,643        3,470,363
Service Corp International                              101,954        1,408,240
                                                                    ------------
                                    TOTAL SERVICES
                                            -VALUE                  $  8,706,515
                                            - COST                  $  8,595,891
TELECOMMUNICATIONS-10.19%
ADC Telecommunications+                                  43,031     $  1,594,836
Alltel Corp                                             114,284        7,728,456
Ameritech Corp                                          422,254       26,654,784
Andrew Corp+                                             32,217          563,798
AT & T Corp                                           1,222,528       55,013,760
Bell Atlantic Corp                                      596,395       36,529,194
BellSouth Corp                                          727,759       32,931,095
CenturyTel Inc                                           52,469        2,062,688
Frontier Corp                                            66,463        2,787,292
GTE Corp                                                373,425       25,626,291
Lucent Technologies Inc                               1,167,863       74,816,224
MCI WorldCom Inc+                                       714,889       54,152,842
Network Appliance Inc+                                   26,625        1,748,930
NEXTEL Communications Class A+                          113,882        6,583,803
Nortel Networks Corp                                    509,968       20,940,553
Qualcom Inc+                                             57,099       10,973,714
SBC Communication Inc                                   754,582       36,219,936

MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX
MASTER PORTFOLIO--AUGUST 31, 1999 (Unaudited)
Portfolio of Investments

Security Name                                            Shares        Value
COMMON STOCKS (Continued)
Scientific-Atlanta Inc                                   28,973     $  1,484,866
Sprint Corp                                             332,510       14,755,131
Sprint Corp (PCS Group)+                                169,096       10,103,486
Tellabs Inc+                                            150,623        8,971,482
U.S. West Inc                                           193,600       10,115,600
                                                                    ------------
                             TOTAL TELECOMMUNICATIONS
                                               -VALUE               $442,358,761
                                               - COST               $286,309,612
TEXTILES-0.01%
Fruit of the Loom Inc Class A+                           28,406     $    198,842
Springs Industries Inc Class A                            7,142          268,271
                                                                    ------------
                                       TOTAL TEXTILES
                                               -VALUE               $    467,113
                                               - COST               $    949,040
TOBACCO-0.85%
Fortune Brands Inc                                       64,488     $  2,418,300
Philip Morris Co Inc                                    927,070       34,707,183
                                                                    ------------
                                        TOTAL TOBACCO
                                               -VALUE               $ 37,125,483
                                               - COST               $ 33,941,721
TRANSPORTATION-0.71%
Burlington Northern Santa Fe                            180,814     $  5,243,606
Carnival Corp Class A                                   235,779       10,536,374
CSX Corp                                                 83,707        3,656,950
Kansas City Southern Industries                          41,791        1,935,446
Laidlaw Inc Class B                                     128,729          804,556
Norfolk Southern Corp                                   146,320        3,831,755
Union Pacific Corp                                       95,400        4,644,788
                                                                   -------------
                                 TOTAL TRANSPORTATION
                                               -VALUE               $ 30,653,475
                                               - COST               $ 31,520,874
UTILITIES-1.98%
AES Corp+                                                73,105     $  4,436,560
Ameren Corp                                              52,966        2,121,950
American Electric Power Inc                              74,389        2,701,251
Carolina Power & Light Co                                59,226        2,154,346
Central & South West Corp                                82,182        1,859,368
Cinergy Corp                                             61,411        1,865,359
Consolidated Edison Inc                                  87,500        3,850,000
Constellation Energy Group                               57,860        1,714,103

MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX
MASTER PORTFOLIO--AUGUST 31, 1999 (Unaudited)
Portfolio of Investments

Security Name                                           Shares         Value
COMMON STOCKS (Continued)
Dominion Resources Inc                                   74,016   $    3,423,240
DTE Energy Co                                            56,010        2,208,894
Duke Power Co                                           140,156        8,058,970
Edison International                                    133,784        3,394,769
Entergy Corp                                             95,192        2,837,912
FirstEnergy Corp                                         90,491        2,584,649
Florida Progress Corp                                    37,858        1,774,594
FPL Group Inc                                            69,406        3,747,924
GPU Inc                                                  48,607        1,658,714
New Century Energies Inc                                 44,293        1,600,085
Niagra Mohawk Holdings Inc+                              72,680        1,099,285
Northern States Power Co                                 58,795        1,385,357
Pacificorp                                              114,826        2,346,756
PECO Energy Co                                           73,998        3,006,169
PG & E Corp                                             147,712        4,477,520
PP & L Resources Inc                                     59,377        1,662,556
Reliant Energy Inc                                      112,934        3,126,860
Sempra Energy                                            92,729        2,069,016
Southern Co                                             268,240        7,259,245
Texas Utilities Co                                      108,051        4,369,312
Unicom Corp                                              83,768        3,235,531
                                                                  --------------
                                      TOTAL UTILITIES
                                               -VALUE             $   86,030,295
                                               - COST             $   77,067,104
                                                                  --------------
                                  TOTAL COMMON STOCKS
                                               -VALUE             $4,163,722,899
                                               - COST             $2,902,465,087

                                                       Interest   Maturity
Principal                  Security Name                 Rate       Date       Value
                    SHORT TERM INSTRUMENTS-6.84%
                    CASH EQUIVALENTS-2.81%
$   197,584         Dreyfus Institutional Money
                    Market Fund++                                             $    197,584
 26,500,000         Janus Institutional Money
                    Market Fund++                                               26,500,000
 95,300,000         Merrimac Institutional Money
                    Market Fund++                                               95,300,000
                                                                              ------------
                                                                              $121,997,584

MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX
MASTER PORTFOLIO--AUGUST 31, 1999 (Unaudited)
Portfolio of Investments

                                                Interest  Maturity
Principal         Security Name                   Rate      Date       Value
                  SHORT TERM INSTRUMENTS (Continued)
                  U.S. TREASURY BILLS-0.42%
$ 18,300,000      U.S. Treasury Bills           4.39%*    9/23/99  $   18,249,565
                                                                   --------------
                                                                   $   18,249,565
                  REPURCHASE AGREEMENTS-3.61%
$156,699,082      Morgan Stanley Triparty
                  Repurchase Agreement dated
                  8/31/99, due 9/1/99 with a
                  maturity value of
                  $156,721,455 and an effective
                  yield of 5.14%, collaterized
                  by a U.S. Treasury Bill with
                  a rate of 5.28%, a maturity
                  of 9/15/99 and a market value
                  of $159,834,332.                                 $  156,699,082
                                                                   --------------
                                                                   $  156,699,082
                  TOTAL SHORT TERM INSTRUMENTS                     --------------
                                                - VALUE            $  296,946,231
                                                -  COST            $  296,946,012

                  TOTAL INVESTMENTS IN
                  SECURITIES
                  (Cost $3,199,411,099) **
                  (Notes 1 and 3)                       102.71%    $4,460,669,130
                  Other Assets and Liabilities,
                  Net                                    (2.71)%     (117,663,470)
                                                        -------     -------------
                  TOTAL NET ASSETS                      100.00%    $4,343,005,660
                                                        =======     =============
---------------------------------------------------------------------------------

+         Non-income earning securities.
++ Represents investment of collateral received from securities lending transactions. See
          Note 4.
*         Yield to Maturity.
** Cost for federal income tax purposes is $3,199,411,099 and net unrealized appreciation consists of:

                  Gross Unrealized Appreciation          $1,330,785,037
                  Gross Unrealized Depreciation          $  (69,527,006)
                                                          -------------
                  NET UNREALIZED APPRECIATION            $1,261,258,031
                                                          =============

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO--U.S. TREASURY ALLOCATION
MASTER PORTFOLIO--AUGUST 31, 1999 (Unaudited)
Portfolio of Investments

                                                  Interest    Maturity
Principal        Security Name                      Rate        Date        Value
                 U.S. TREASURY SECURITIES--57.91%
                 U.S. TREASURY BONDS--5.91%
$  300,000       U.S. Treasury Bonds                8.25%     5/15/05    $    306,093
   600,000       U.S. Treasury Bonds                9.38%     2/15/06         700,688
                                                                         ------------
                                                                         $  1,006,781
                 U.S. TREASURY NOTES--52.00%
$1,000,000       U.S. Treasury Notes                5.88%    11/15/05    $    987,500
 1,600,000       U.S. Treasury Notes                6.50%     5/15/05       1,630,501
 1,150,000       U.S. Treasury Notes                6.50%     8/15/05       1,171,562
 3,000,000       U.S. Treasury Notes                6.88%     5/15/06       3,116,250
 1,800,000       U.S. Treasury Notes                7.88%    11/15/04       1,942,875
                                                                         ------------
                                                                         $  8,848,688
                                                                         ------------
                           TOTAL U.S. TREASURY SECURITIES
                                                  - VALUE                $  9,855,469
                                                  -  COST                $  9,990,078

                                                  Interest    Maturity
Principal        Security Name                      Rate        Date        Value
                 SHORT TERM INSTRUMENTS--41.19%
                 U.S. TREASURY BILLS--41.19%
$3,371,000       U.S. Treasury Bills                4.39%     9/23/99    $  3,361,709
    70,000       U.S. Treasury Bills                4.67%     11/4/99          69,423
 3,619,000       U.S. Treasury Bills                4.87%    11/26/99       3,577,501
                                                                         ------------
                                                                         $  7,008,633
                                                                         ------------
                             TOTAL SHORT TERM INSTRUMENTS
                                                  - VALUE                $  7,008,633
                                                  -  COST                $  7,008,300
                 TOTAL INVESTMENTS IN
                 SECURITIES
                 (Cost $16,998,378) **
                 (Notes 1 and 3)                                99.10%   $ 16,864,102
                 Other Assets and Liabilities, Net               0.90%        152,719
                                                              -------    ------------
                 TOTAL NET ASSETS                             100.00%    $ 17,016,821
                                                              =======    ============
--------------------------------------------------------------------------------------

*        Yield to Maturity.
** Cost for federal income tax purposes is $16,998,378 and net unrealized appreciation consists of:

                 Gross Unrealized Appreciation      $      482
                 Gross Unrealized Depreciation        (134,758)
                                                    -----------
                 NET UNREALIZED DEPRECIATION        $ (134,276)
                                                    ===========

The accompanying notes are an integral part of these financial statements.

                     (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENTS OF ASSETS AND LIABILITIES
AUGUST 31, 1999 (Unaudited)

                                                                      Master                          Master
                                                        Investment Portfolio            Investment Portfolio
                                                            Asset Allocation                      Bond Index
                                                            Master Portfolio                Master Portfolio
------------------------------------------------------------------------------------------------------------
ASSETS
Investments:
In securities, at market value (see cost below)
  (Note 1)                                                $      552,637,638                   $ 420,031,079
Cash                                                                       0                               0
Receivables:
  Investments sold                                                         0                               0
  Dividends and interest                                           2,385,115                       5,420,040
Total Assets                                                     555,022,753                     425,451,119
LIABILITIES
Payables:
  Investment securities purchased                                          0                               0
  Variation margin on futures contracts                                    0                               0
  Collateral for securities loaned (Note 4)                       26,259,306                      21,509,863
  Due to Bank                                                              0                               0
  Due to BGI (Note 2)                                                331,499                          63,613
Total Liabilities                                                 26,590,805                      21,573,476
TOTAL NET ASSETS                                          $      528,431,948                   $ 403,877,643
INVESTMENTS AT COST                                       $      487,113,925                   $ 438,186,033
------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES--
AUGUST 31, 1999 (Unaudited)

Master Investment    Master Investment    Master Investment    Master Investment
        Portfolio            Portfolio            Portfolio            Portfolio
    LifePath 2000        LifePath 2010        LifePath 2020        LifePath 2030
 Master Portfolio     Master Portfolio     Master Portfolio     Master Portfolio
--------------------------------------------------------------------------------
    $ 106,531,520        $ 232,746,736        $ 396,941,276        $ 266,157,072
                0                  422                  975                    0

               88            4,946,733            4,050,461            6,825,504
          797,324            1,676,591            1,818,319              893,408
      107,328,932          239,370,482          402,811,031          273,875,984

                0                    0              884,374              593,613
                0                    0                    0                    0
        2,045,280           14,853,557           27,828,174           15,525,104
                0                    0                    0                    0
           98,631              210,630              348,713              243,774
        2,143,911           15,064,187           29,061,261           16,362,491
    $ 105,185,021        $ 224,306,295        $ 373,749,770        $ 257,513,493
    $ 101,506,377        $ 207,368,365        $ 328,344,108        $ 206,828,678
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
AUGUST 31, 1999 (Unaudited)

                                                               Master Investment
                                                                       Portfolio
                                                                   LifePath 2040
                                                                Master Portfolio
--------------------------------------------------------------------------------
ASSETS
Investments:
In securities, at market value (see cost below) (Note 1)           $ 514,299,793
Cash                                                                           0
Receivables:
  Investments sold                                                     6,323,726
  Dividends and interest                                               1,021,776
Total Assets                                                         521,645,295
LIABILITIES
Payables:
  Investment securities purchased                                      7,204,663
  Variation margin on futures contracts                                        0
  Collateral for securities loaned (Note 4)                           42,513,468
  Due to Bank                                                                  0
  Due to BGI (Note 2)                                                    449,656
Total Liabilities                                                     50,167,787
TOTAL NET ASSETS                                                   $ 471,477,508
INVESTMENTS AT COST                                                $ 394,677,438
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES--
AUGUST 31, 1999 (Unaudited)

Master Investment         Master Investment            Master Investment
        Portfolio                 Portfolio                    Portfolio
     Money Market             S&P 500 Index     U.S. Treasury Allocation
 Master Portfolio          Master Portfolio             Master Portfolio
------------------------------------------------------------------------


    $ 200,180,594           $ 4,460,669,130                 $ 16,864,102
                0                         0                          456

                0                         0                            0
        1,389,863                 5,554,928                      165,452
      201,570,457             4,466,224,058                   17,030,010
                0                         0                            0
                0                   827,686                            0
                0               121,997,584                            0
                0                        10                            0
           34,924                   393,118                       13,189
           34,924               123,218,398                       13,189
    $ 201,535,533           $ 4,343,005,660                 $ 17,016,821
    $ 200,180,594           $ 3,199,411,099                 $ 16,998,378
------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED AUGUST 31, 1999 (Unaudited)

                                                                                      Master                    Master
                                                                        Investment Portfolio      Investment Portfolio
                                                                            Asset Allocation                Bond Index
                                                                            Master Portfolio          Master Portfolio
------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
 Dividends+                                                                  $     2,648,993          $              0
 Interest++                                                                        6,156,033                13,068,200
Total Investment Income                                                            8,805,026                13,068,200
EXPENSES (NOTE 2)
 Advisory Fees                                                                     1,048,096                   164,558
Total Expenses                                                                     1,048,096                   164,558
NET INVESTMENT INCOME (LOSS)                                                       7,756,930                12,903,642
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
 Net realized gain (loss) on sale of investments                                  87,073,849                (1,152,847)
 Net realized gain (loss) on sale of futures
   contracts                                                                               0                         0
 Net change in unrealized appreciation
  (depreciation) of investments                                                  (71,007,987)              (16,510,899)
 Net change in unrealized appreciation
  (depreciation) of futures contracts                                                      0                         0
Net Gain (Loss) on Investments                                                    16,065,862               (17,663,746)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                   $    23,822,792          $     (4,760,104)

------------------------------------------------------------------------------------------------------------------------
+Net of foreign withholding tax of:                                          $        10,191          $              0
++Interest income includes securities lending
  income of:                                                                 $        49,517          $              0

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED AUGUST 31, 1999 (Unaudited)

Master Investment       Master Investment     Master Investment    Master Investment
        Portfolio               Portfolio             Portfolio            Portfolio
    LifePath 2000           LifePath 2010         LifePath 2020        LifePath 2030
 Master Portfolio        Master Portfolio      Master Portfolio     Master Portfolio
------------------------------------------------------------------------------------
      $   200,251             $   885,027       $     2,050,305       $    1,851,342
        2,425,218               3,769,186             3,601,034            1,588,991
        2,625,469               4,654,213             5,651,339            3,440,333

          318,397                 676,003             1,057,954              780,861
          318,397                 676,003             1,057,954              780,861
        2,307,072               3,978,210             4,593,385            2,659,472


        1,266,502              13,220,474            23,855,929           26,438,411

                0                       0                     0                    0

       (1,145,884)             (8,153,521)          (10,029,585)         (12,474,479)

                0                       0                     0                    0
          120,618               5,066,953            13,826,344           13,963,932

      $ 2,427,690             $ 9,045,163       $    18,419,729       $   16,623,404

------------------------------------------------------------------------------------
      $     4,136             $    17,472       $        41,232       $       37,584

      $     9,198             $    25,157       $        51,104       $       40,635

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED AUGUST 31, 1999 (Unaudited)

                                                                         Master Investment
                                                                                 Portfolio
                                                                             LifePath 2040
                                                                          Master Portfolio
------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
   Dividends+                                                                  $ 3,762,173
   Interest++                                                                      664,154
Total Investment Income                                                          4,426,327
EXPENSES (NOTE 2)
   Advisory Fees                                                                 1,419,531
Total Expenses                                                                   1,419,531
NET INVESTMENT INCOME (LOSS)                                                     3,006,796
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on sale of investments                              38,479,075
   Net realized gain (loss) on sale of futures contracts                                 0
   Net change in unrealized appreciation (depreciation) of investments          (5,422,748)
   Net change in unrealized appreciation (depreciation) of futures
      contracts                                                                          0
Net Gain (Loss) on Investments                                                  33,056,327
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                  $36,063,123
------------------------------------------------------------------------------------------
+Net of foreign withholding tax of:                                            $    74,477
++Interest income includes securities lending income of:                       $    86,710

The accompanying notes are an integral part of these financial statements.

    Master Investment             Master Investment                Master Investment
            Portfolio                     Portfolio                        Portfolio
         Money Market                 S&P 500 Index         U.S. Treasury Allocation
     Master Portfolio              Master Portfolio                 Master Portfolio
------------------------------------------------------------------------------------
        $           0                 $  26,703,325                       $        0
            5,851,012                     5,842,224                          973,591
            5,851,012                    32,545,549                          973,591

              117,060                     1,072,974                           47,804
              117,060                     1,072,974                           47,804
            5,733,952                    31,472,575                          925,787

                4,128                   106,419,073                         (912,723)
                    0                    18,907,189                                0
                    0                   118,913,157                          160,364

                    0                    (5,072,375)                               0
                4,128                   239,167,044                         (752,359)

         $  5,738,080                 $ 270,639,619                       $  173,428
------------------------------------------------------------------------------------
         $          0                 $      91,292                       $        0
         $          0                 $      91,346                       $        0

     STATEMENTS OF CHANGES IN NET ASSETS

                                                                        Master Investment Portfolio
                                                                  Asset Allocation Master Portfolio
                                                            ---------------------------------------
                                                                   For the Six              For the
                                                                  Months Ended           Year Ended
                                                               August 31, 1999          February 28,
                                                                    (Unaudited)                1999
     ----------------------------------------------------------------------------------------------
     INCREASE (DECREASE) IN NET ASSETS
     Operations:
        Net investment income (loss)                             $   7,756,930        $  12,448,266
        Net realized gain (loss) on sale of investments             87,073,849           54,934,107
        Net realized gain (loss) on sale of futures contracts                0                    0
        Net change in unrealized appreciation (depreciation)
           of investments                                          (71,007,987)          25,525,980
        Net change in unrealized appreciation (depreciation)
           of futures contracts                                              0                    0
     Net increase (decrease) in net assets resulting
        from operations                                             23,822,792           92,908,353
     Net increase (decrease) in net assets resulting
        from beneficial interest transactions                      (94,414,220)         (29,021,715)
     Increase (Decrease) in Net Assets                             (70,591,428)          63,886,638
     NET ASSETS:
     Beginning net assets                                          599,023,376          535,136,738
     Ending net assets                                           $ 528,431,948        $ 599,023,376
     ----------------------------------------------------------------------------------------------

     The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

      Master Investment Portfolio               Master Investment Portfolio
      Bond Index Master Portfolio            LifePath 2000 Master Portfolio
---------------------------------         ---------------------------------
    For the Six           For the            For the Six            For the
   Months Ended        Year Ended           Months Ended         Year Ended
August 31, 1999      February 28,        August 31, 1999       February 28,
     (Unaudited)             1999             (Unaudited)              1999
---------------------------------------------------------------------------
  $  12,903,642    $    7,063,037          $   2,307,072      $   4,542,654
     (1,152,847)          419,676              1,266,502          4,718,618
              0                 0                      0                  0
    (16,510,899)       (4,365,016)            (1,145,884)        (1,372,957)
              0                 0                      0                  0
     (4,760,104)        3,117,697              2,427,690          7,888,315
      6,909,861       305,376,058            (13,983,079)        (7,346,906)
      2,149,757       308,493,755            (11,555,389)           541,409
    401,727,886        93,234,131            116,740,410        116,199,001
  $ 403,877,643     $ 401,727,886          $ 105,185,021      $ 116,740,410
---------------------------------------------------------------------------

   STATEMENTS OF CHANGES IN NET ASSETS

                                                                             Master Investment Portfolio
                                                                          LifePath 2010 Master Portfolio
                                                                   -------------------------------------
                                                                          For the Six            For the
                                                                         Months Ended         Year Ended
                                                                      August 31, 1999       February 28,
                                                                           (Unaudited)              1999
   -----------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS
   Operations:
      Net investment income (loss)                                        $ 3,978,210       $  7,047,953
      Net realized gain (loss) on sale of investments                      13,220,474         13,218,840
      Net realized gain (loss) on sale of futures contracts                         0                  0
      Net change in unrealized appreciation (depreciation)
        of investments                                                     (8,153,521)         2,322,667
      Net change in unrealized appreciation (depreciation)
        of futures contracts                                                        0                  0
   Net increase (decrease) in net assets resulting
      from operations                                                       9,045,163         22,589,460
   Net increase (decrease) in net assets resulting
      from beneficial interest transactions                               (28,299,930)        12,753,903
   Increase (Decrease) in Net Assets                                      (19,254,767)        35,343,363
   NET ASSETS:
   Beginning net assets                                                   243,561,062        208,217,699
   Ending net assets                                                     $224,306,295       $243,561,062
   -----------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

          Master Investment Portfolio             Master Investment Portfolio
       LifePath 2020 Master Portfolio          LifePath 2030 Master Portfolio
     --------------------------------        --------------------------------
         For the Six          For the            For the Six          For the
        Months Ended       Year Ended           Months Ended       Year Ended
     August 31, 1999      February 28,       August 31, 1999      February 28,
          (Unaudited)            1999             (Unaudited)            1999
     ------------------------------------------------------------------------
      $   4,593,385     $   7,913,106        $     2,659,472    $   4,472,364
         23,855,929        24,960,119             26,438,411       17,728,114
                  0                 0                      0                0
        (10,029,585)        7,187,708            (12,474,479)      10,724,507
                  0                 0                      0                0
         18,419,729        40,060,933             16,623,404       32,924,985
        (10,833,592)         (168,062)           (35,940,329)      10,295,060
          7,586,137        39,892,871            (19,316,925)      43,220,045
        366,163,633       326,270,762            276,830,418      233,610,373
      $ 373,749,770     $ 366,163,633          $ 257,513,493    $ 276,830,418
     ------------------------------------------------------------------------

     STATEMENTS OF CHANGES IN NET ASSETS

                                                                          Master Investment Portfolio
                                                                       LifePath 2040 Master Portfolio
                                                                  -----------------------------------
                                                                       For the Six            For the
                                                                      Months Ended         Year Ended
                                                                   August 31, 1999        February 28,
                                                                        (Unaudited)              1999
     ------------------------------------------------------------------------------------------------
     INCREASE (DECREASE) IN NET ASSETS
     Operations:
        Net investment income (loss)                              $      3,006,796      $   5,019,405
        Net realized gain (loss) on sale of investments                 38,479,075         34,827,042
        Net realized gain (loss) on sale of futures contracts                    0                  0
        Net change in unrealized appreciation (depreciation)
          of investments                                                (5,422,748)        23,947,962
        Net change in unrealized appreciation (depreciation)
          of futures contracts                                                   0                  0
     Net increase (decrease) in net assets resulting
       from operations                                                  36,063,123         63,794,409
     Net increase (decrease) in net assets resulting
       from beneficial interest transactions                           (57,104,500)        23,995,369
     Increase (Decrease) in Net Assets                                 (21,041,377)        87,789,778
     NET ASSETS:
     Beginning net assets                                              492,518,885        404,729,107
     Ending net assets                                            $    471,477,508      $ 492,518,885
     ------------------------------------------------------------------------------------------------

     The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

          Master Investment Portfolio          Master Investment Portfolio
        Money Market Master Portfolio              S&P 500 Index Portfolio
  -------------------------------------   ---------------------------------
       For the Six        For the              For the Six          For the
      Months Ended     Year Ended             Months Ended       Year Ended
    August 31 1999    February 28,         August 31, 1999      February 28,
        (Unaudited)          1999               (Unaudited)            1999
  -------------------------------------------------------------------------

       $ 5,733,952  $   5,411,548            $  31,472,575    $  43,674,276
             4,128              0              106,419,073      143,991,139
                 0              0               18,907,189       37,982,701

                 0              0              118,913,157      265,023,900

                 0              0               (5,072,375)     (14,225,550)

         5,738,080      5,411,548              270,639,619      476,446,466

       (66,848,868)   257,234,773              385,273,263      856,583,098
       (61,110,788)   262,646,321              655,912,882    1,333,029,564

       262,646,321              0            3,687,092,778    2,354,063,214
     $ 201,535,533  $ 262,646,321          $ 4,343,005,660  $ 3,687,092,778

---------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                             Master Investment Portfolio
                                                      U.S. Treasury Allocation Portfolio
                                                    -------------------------------------
                                                          For the Six             For the
                                                         Months Ended          Year Ended
                                                      August 31, 1999         February 28,
                                                           (Unaudited)               1999
-----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                           $    925,787        $  2,170,176
  Net realized gain (loss) on sale of investments            (912,723)            450,904
  Net realized gain (loss) on sale of futures contracts             0                   0
  Net change in unrealized appreciation (depreciation)
    of investments                                            160,364            (417,682)
  Net change in unrealized appreciation (depreciation)
    of futures contracts                                            0                   0
Net increase (decrease) in net assets resulting from
  operations                                                  173,428           2,203,398
Net increase (decrease) in net assets resulting from
  beneficial interest transactions                        (18,766,865)        (13,799,138)
Increase (Decrease) in Net Assets                         (18,593,437)        (11,595,740)
NET ASSETS:
Beginning net assets                                       35,610,258          47,205,998
Ending net assets                                        $ 17,016,821        $ 35,610,258
-----------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENT (Unaudited)


1.   Significant Accounting Policies

   Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. MIP was organized on October 20, 1993 as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, and had no operations prior to May 26, 1994. MIP currently issues the following separate portfolios (the "Master Portfolios"), the Asset Allocation, Bond Index, LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, S&P 500 Index, Extended Index, U.S. Equity Index and U.S. Treasury Allocation Master Portfolios. These financial statements show all MIP's except Extended Index and U.S. Equity Index Master Portfolios.

   The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

        Security Valuation

   The equity securities of each Master Portfolio are valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

     The Money Market Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, approximates market value.

     Security Transactions And Income Recognition

     Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums, except for the Money Market Master Portfolio, are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

     Federal Income Taxes

     Each Master Portfolio intends to qualify as a partnership for federal income tax purposes. Each Master Portfolio therefore believes that it will not be subject to any federal income tax on its income and net realized capital gains (if any). However, each investor in a Master Portfolio will be taxed on its allocable share of the partnership's income and capital gains for the purposes of determining its federal income tax liability. The determination of such share will be made in accordance with the applicable sections of the Code.

     It is intended that each Master Portfolio's assets, income and allocations will be managed in such a way that a regulated investment company investing in a Master Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investment company invested all of its assets in the corresponding Master Portfolio.

     Futures Contracts

     The Asset Allocation, LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040 and S&P 500 Index Master Portfolios may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Asset Allocation, LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040 and S&P 500 Index Master Portfolios are required to pledge to the broker an amount of

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolios as unrealized gains or losses. When the contract is closed, the Master Portfolios record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolios are required to segregate cash, U.S. Government obligations or high quality, liquid debt instruments in connection with futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. As of August 31, 1999, the Master Portfolios had no open futures contracts outstanding.

     S&P 500 Index Master Portfolio

                                                               Notional    Net Unrealized
Number of Contracts            Type    Expiration Date   Contract Value      Depreciation
-----------------------------------------------------------------------------------------
534                   S&P 500 Index    09/17/99            $176,193,300    $(8,048,950)

     The S&P 500 Index Master Portfolio has pledged to brokers U.S. Treasury Bills for initial margin requirements with a par value of $9,828,900.

     Repurchase Agreements

     Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Master Portfolio's Portfolio of Investments. The adviser to the Master Portfolios may pool each Master Portfolio's cash and invest in repurchase agreements entered into by the other Master Portfolios. Each Master Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the advisor's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

the value at equal to or greater than 102% of market value. The repurchase agreements entered into on August 31, 1999, by the Master Portfolios are collateralized by U.S. Government Securities.

2.     Agreements and Other Transactions with
       Affiliates

     Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of each Master Portfolio's assets. BGFA is entitled to receive 0.35%, 0.08%, 0.10%, 0.05% and 0.30% of the average daily net assets of the Asset Allocation, Bond Index, Money Market, S& P 500 Index and U.S. Treasury Allocation Master Portfolios, respectively, as compensation for advisory services. BFGA is entitled to receive 0.55% of the average daily net assets of each of the LifePath Master Portfolios as compensation for its advisory services. BFGA is an indirect subsidiary of Barclays Bank PLC.

     Investors Bank & Trust Company ("IBT") serves as the custodian to each Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as SubAdministrator of each Master Portfolio.

     Stephens Inc. ("Stephens"), is the co-administrator, sponsor and placement agent for the Master Portfolios.

     Certain officers and directors of MIP are also officers of Stephens. As of August 31, 1999, these officers of Stephens collectively owned less than 1% of the Master Portfolios' outstanding beneficial interests.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)


3. Investment Portfolio Transactions

   Purchases and sales of investments, exclusive of short-term securities, for each Master Portfolio for the six months ended August 31, 1999, were as follows:

                                     Asset Allocation           Bond Index       LifePath 2000
Aggregate Purchases and Sales of:    Master Portfolio     Master Portfolio    Master Portfolio
----------------------------------------------------------------------------------------------
U.S. GOVERNMENT
  OBLIGATIONS:
  Purchases at cost                  $   166,636,363        $ 59,029,693         $34,255,606
  Sales proceeds                         209,521,242          51,055,468          32,325,251
OTHER SECURITIES:
  Purchases at cost                  $     9,536,121        $ 27,758,923         $   897,460
  Sales proceeds                          52,731,790          15,986,032           5,069,634

                                        LifePath 2010        LifePath 2020       LifePath 2030
Aggregate Purchases and Sales of:    Master Portfolio     Master Portfolio    Master Portfolio
----------------------------------------------------------------------------------------------
U.S. GOVERNMENT
  OBLIGATIONS:
  Purchases at cost                  $    56,553,696        $ 75,360,961         $24,377,716
  Sales proceeds                          50,614,583          54,271,293          19,379,856
OTHER SECURITIES:
  Purchases at cost                  $    15,855,485        $ 31,975,454         $12,157,655
  Sales proceeds                          29,910,324          52,325,482          55,399,216

                                                                                 U.S. Treasury
                                        LifePath 2040        S&P 500 Index          Allocation
Aggregate Purchases and Sales of:    Master Portfolio     Master Portfolio    Master Portfolio
----------------------------------------------------------------------------------------------
U.S. GOVERNMENT
  OBLIGATIONS:
  Purchases at cost                  $    29,067,855        $          0         $39,149,947
  Sales proceeds                          19,862,906                   0          48,610,653
OTHER SECURITIES:
  Purchases at cost                  $    29,215,184        $651,820,860         $         0
  Sales proceeds                          91,565,848         174,985,256                   0

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)


4.   PORTFOLIO SECURITIES LOANED

   As of August 31, 1999, certain Master Portfolios had loaned securities which were collateralized by cash. Each Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The risks to the Portfolios of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The value of the securities on loan and the value of the related collateral were as follows:

                                              Securities           Collateral
------------------------------------------------------------------------------
Asset Allocation Master Portfolio             $ 26,011,269         $ 26,259,306
Bond Index Master Portfolio                   $ 21,368,175         $ 21,509,863
Lifepath 2000 Master Portfolio                $  2,033,801         $  2,045,280
Lifepath 2010 Master Portfolio                $ 14,769,946         $ 14,853,557
Lifepath 2020 Master Portfolio                $ 27,613,330         $ 27,828,174
Lifepath 2030 Master Portfolio                $ 15,469,354         $ 15,525,104
Lifepath 2040 Master Portfolio                $ 42,404,595         $ 42,513,468
S&P 500 Index Master Portfolio                $121,832,694         $121,997,584

5.   FINANCIAL HIGHLIGHTS

   The portfolio turnover rates, excluding short-term securities, for the Master Portfolios are as follows:

                                                                                                                         For the
                                    For the Six                                                                      Period from
                                         Months                                                                     May 26, 1994
                                          Ended           For the         For the       For the       For the      (commencement
                                     August 31,        Year Ended      Year Ended    Year Ended    Year Ended  of operations) to
                                           1999      February 28,    February 28,  February 28,  February 28,       February 28,
--------------------------------------------------------------------------------------------------------------------------------
                                    (Unaudited)              1999            1998          1997          1996               1995
Asset Allocation Master
   Portfolio                                30%               33%             57%           43%           40%                23%
Bond Index Master Portfolio                 17%               28%             59%           39%           21%                37%
LifePath 2000 Master Portfolio              32%               66%             39%          108%           84%                17%
LifePath 2010 Master Portfolio              31%               38%             46%           73%           39%                24%
LifePath 2020 Master Portfolio              29%               36%             41%           61%           49%                28%
LifePath 2030 Master Portfolio              14%               19%             27%           42%           39%                40%
LifePath 2040 Master Portfolio              12%               19%             37%           48%           29%                 5%
S&P 500 Index Master Portfolio               4%               11%              6%            4%            2%                 5%
U.S.Treasury Allocation Master
  Portfolio                                126%              195%             76%          196%          325%                87%

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)


6.    Subsequent Event

     The Bond Index Fund will acquire substantially all of the assets and some of the liabilities of the U.S. Treasury Allocation Fund. The transaction will be structured for tax purposes to not qualify as a tax free "reorganization" under the Internal Revenue Code. The Bond Index Fund will issue and deliver to the U.S. Treasury Allocation Fund a number of full and fractional shares of beneficial interest of the Bond Index Fund which will be equal in value to the excess of (a) the net assets of the U.S. Treasury Allocation Fund to be conveyed to the Bond Index Fund, over (b) certain liabilities of the U.S. Treasury Allocation Fund to be retained by the U.S. Treasury Allocation Fund. The Bond Index Fund will also deliver to the U.S. Treasury Allocation Fund cash equal to liabilities retained by the U.S. Treasury Allocation Fund which will be used by the U.S. Treasury Allocation Fund to pay such liabilities. The transaction will occur after the close of business, October 29, 1999.

                                    NOTES
                                    -----

                                     NOTES
                                     -----

                                     NOTES
                                     -----

                                     NOTES
                                     -----

                                     NOTES
                                     -----

August 31, 1999

Semi-Annual Report

Barclays Global Investors Funds, Inc.



                           Barclays Global Investors Funds, Inc.
                           c/o Investors Bank and Trust Co.
                           200 Clarendon Street
                           Boston, MA  02111



                           BGI/SAR.8/99